                                                   OMB APPROVAL
                                                 -------------------------------
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                                                     hours per response: 433.0


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 333-33978)                                                     [X]

         Pre- Effective Amendment No.                                        [ ]
                                       -------

         Post-Effective Amendment No.   41                                   [X]
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-09885)                                            [X]

         Amendment No.   42                                                  [X]
                       ------

                        (Check appropriate box or boxes.)

JANUS ADVISER SERIES
--------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:  303-333-3863
                                                   -----------------------------

Stephanie Grauerholz-Lofton - 151 Detroit Street, Denver, Colorado 80206-4805
--------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [X]  on November 28, 2007 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         November 28, 2007


                         GROWTH & CORE
                          Janus Adviser Large Cap Growth Fund
                          Janus Adviser Forty Fund
                          Janus Adviser Orion Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Small-Mid Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Fundamental Equity Fund
                          Janus Adviser Contrarian Fund
                          Janus Adviser Balanced Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes nine portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Large Cap Growth Fund......................    2
       Janus Adviser Forty Fund.................................    7
       Janus Adviser Orion Fund.................................   12
       Janus Adviser Mid Cap Growth Fund........................   16
       Janus Adviser Small-Mid Growth Fund......................   21
       Janus Adviser Growth and Income Fund.....................   25
       Janus Adviser Fundamental Equity Fund....................   31
       Janus Adviser Contrarian Fund............................   36
       Janus Adviser Balanced Fund..............................   40
    FEES AND EXPENSES...........................................   45
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   50
       Risks....................................................   54
       Frequently asked questions about certain risks...........   55
       General portfolio policies...............................   59
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   63
       Management expenses......................................   65
       Investment personnel.....................................   69
    OTHER INFORMATION...........................................   77
    DISTRIBUTIONS AND TAXES.....................................   81
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   84
       Choosing a share class...................................   86
       Distribution, servicing, and networking fees.............   87
       Purchases................................................   88
       Exchanges................................................   92
       Redemptions..............................................   93
       Excessive trading........................................   95
       Shareholder communications...............................   99
    FINANCIAL HIGHLIGHTS........................................  100
    GLOSSARY OF INVESTMENT TERMS................................  119

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LARGE CAP GROWTH FUND

   Large Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of
   September 30, 2007, they ranged from approximately $     billion to $
   billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown


                                                          Risk/return summary  3
   for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   LARGE CAP GROWTH FUND - CLASS C


    Annual returns for periods ended 12/31
             21.39%  34.82%  43.17%  (14.24)%  (26.63)%  (27.38)%  29.50%  3.99%  3.40%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                      1 year(1)    5 years    10 years         (9/13/93)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions
                    and Sale of Fund Shares(2)
                Class A Shares(3)
                Russell 1000(R) Growth Index(4)
                  (reflects no deduction for
                    expenses, fees, or taxes)
                S&P 500(R) Index(5)
                  (reflects no deduction for
                    expenses, fees, or taxes)
                                                       --------------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.
   (4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (5) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 6 Janus Adviser Series

JANUS ADVISER FORTY FUND

   Forty Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

                                                          Risk/return summary  7

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


 8 Janus Adviser Series

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   FORTY FUND - CLASS C


      Annual returns for periods ended 12/31
                    57.05%  65.50%  (16.88)%  (22.22)%  (16.45)%  18.29%  17.09%  14.00%
                     1998    1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                                  1 year(1)   5 years        (5/1/97)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(2)
                Class A Shares(3)
                Russell 1000(R) Growth Index(4)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                S&P 500(R) Index(5)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   -------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.
   (4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (5) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  11

JANUS ADVISER ORION FUND

   Orion Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   ORION FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of
   September 30, 2007, the Fund held stocks of   companies. Of these holdings,
   [  ] comprised approximately   % of the Fund's holdings. Please refer to
   "Availability of Portfolio Holdings Information" in this Prospectus to learn how to access the most recent holdings information. [TO BE UPDATED BY AMENDMENT]


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 12 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.




   Class C Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class C Shares.

                                                         Risk/return summary  13

   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

   ORION FUND - CLASS C



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (8/1/05)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell 3000(R) Growth Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------



   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.



   After-tax returns are calculated using distributions for the Fund's Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  15

JANUS ADVISER MID CAP GROWTH FUND

   Mid Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

 16 Janus Adviser Series
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the


                                                         Risk/return summary  17
   performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 18 Janus Adviser Series

   MID CAP GROWTH FUND - CLASS C


    Annual returns for periods ended 12/31
           11.91%  33.58%  123.79%  (33.97)%  (39.50)%  (28.43)%  33.80%  19.80%  11.40%
            1997    1998    1999      2000      2001      2002     2003    2004    2005   2006

    Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                         Average annual total return for periods ended 12/31/06
                                                         ------------------------------------------------------
                                                                                              Since Inception
                                                                                            of Predecessor Fund
                                                          1 year(1)   5 years    10 years        (9/13/93)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions
                    and Sale of Fund Shares(2)
                Class A Shares(3)
                Russell Midcap(R) Growth Index(4)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P MidCap 400 Index(5)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                           ---------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

   (5) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

                                                         Risk/return summary  19

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 20 Janus Adviser Series

JANUS ADVISER SMALL-MID GROWTH FUND

   Small-Mid Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL-MID GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

                                                         Risk/return summary  21

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and the potential lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.




   Class C Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class C Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is


 22 Janus Adviser Series
   not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   SMALL-MID GROWTH FUND - CLASS C



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (8/1/05)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell 2500(TM) Growth Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------



   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.



   After-tax returns are calculated using distributions for the Fund's Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                         Risk/return summary  23

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 24 Janus Adviser Series

JANUS ADVISER GROWTH AND INCOME FUND

   Growth and Income Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND seeks long-term capital growth and current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).



   Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Fund's income component may consist of structured securities such as equity-linked structured notes. The Fund is not designed for investors who need consistent income, and the Fund's investment strategies could result in significant fluctuations of income.


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable

                                                         Risk/return summary  25
   to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]


 26 Janus Adviser Series

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense


                                                         Risk/return summary  27
   waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 28 Janus Adviser Series

   GROWTH AND INCOME FUND - CLASS C


      Annual returns for periods ended 12/31
                          72.89%  (15.87)%  (13.00)%  (20.08)%  23.33%  10.86%  11.57%
                           1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                                  1 year(1)   5 years        (5/1/98)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(2)
                Class A Shares(3)
                S&P 500(R) Index(4)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(5)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   -------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (5) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                                         Risk/return summary  29

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 30 Janus Adviser Series

JANUS ADVISER FUNDAMENTAL EQUITY FUND

   Fundamental Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:


   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).


   The Fund may invest in companies of any size.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


                                                         Risk/return summary  31

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown


 32 Janus Adviser Series
   for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  33

   FUNDAMENTAL EQUITY FUND - CLASS C



      Annual returns for periods ended 12/31
                     45.00%  40.35%  (9.34)%  (13.41)%  (18.59)%  23.02%  13.01%  15.21%
                      1998    1999    2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                                  1 year(1)   5 years        (5/1/97)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(2)
                Class A Shares(3)
                S&P 500(R) Index(4)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(5)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   -------------------------------------





   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (5) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.


 34 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  35

JANUS ADVISER CONTRARIAN FUND

   Contrarian Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   CONTRARIAN FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market

 36 Janus Adviser Series
   as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.



                                                         Risk/return summary  37

   Class C Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class C Shares.



   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 38 Janus Adviser Series

   CONTRARIAN FUND - CLASS C



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (8/1/05)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                S&P 500(R) Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                Morgan Stanley Capital International All Country World
                  Index(SM)(5)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------



   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (5) The Morgan Stanley Capital International ("MSCI") All Country World Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.



   After-tax returns are calculated using distributions for the Fund's Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  39

JANUS ADVISER BALANCED FUND

   Balanced Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 40 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Fund invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the


                                                         Risk/return summary  41
   performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 42 Janus Adviser Series

   BALANCED FUND - CLASS C


    Annual returns for periods ended 12/31
                20.99%  32.87%  25.45%  (2.86)%  (5.32)%  (7.34)%  13.46%  7.83%  7.17%
                 1997    1998    1999    2000     2001     2002     2003   2004   2005   2006

    Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                          Average annual total return for periods ended 12/31/06
                                                          ------------------------------------------------------
                                                                                               Since Inception
                                                                                             of Predecessor Fund
                                                            1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)
                Class A Shares(3)
                S&P 500(R) Index(4)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                Lehman Brothers Government/Credit Index(5)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                Balanced Index(6)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                             --------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (5) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (6) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

                                                         Risk/return summary  43

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 44 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  45

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                   Acquired     Total Annual             Net Annual
                                                                                    Fund(8)         Fund                    Fund
                                Management   Distribution/Service      Other       Fees and      Operating     Expense    Operating
                                  Fee(5)       (12b-1) Fees(6)      Expenses(7)    Expenses     Expenses(9)    Waivers   Expenses(9)
  Large Cap Growth Fund -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%
  Forty Fund -
     Class A                      0.64%             0.25%                   (10)
     Class C                      0.64%             1.00%                   (10)
  Orion Fund -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%
  Mid Cap Growth Fund -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%
  Small-Mid Growth Fund -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%
  Growth and Income Fund -
     Class A                      0.62%             0.25%
     Class C                      0.62%             1.00%
  Fundamental Equity Fund -
     Class A                      0.60%             0.25%
     Class C                      0.60%             1.00%
  Contrarian Fund(11) -
     Class A                                        0.25%
     Class C                                        1.00%
  Balanced Fund -
     Class A                      0.55%             0.25%
     Class C                      0.55%             1.00%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.



  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


  (5) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Contrarian Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 46 Janus Adviser Series

  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (8) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.

 (10) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

 (11) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.




                                                         Risk/return summary  47

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                 1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                --------------------------------------------------------------
    Large Cap Growth Fund - Class A
    Forty Fund - Class A
    Orion Fund - Class A
    Mid Cap Growth Fund - Class A
    Small-Mid Growth Fund - Class A
    Growth and Income Fund - Class A
    Fundamental Equity Fund - Class A
    Contrarian Fund(4) - Class A
    Balanced Fund - Class A



                                             1 Year(5)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
    Large Cap Growth Fund - Class C
    Forty Fund - Class C
    Orion Fund - Class C
    Mid Cap Growth Fund - Class C
    Small-Mid Growth Fund - Class C
    Growth and Income Fund - Class C
    Fundamental Equity Fund - Class C
    Contrarian Fund(4) - Class C
    Balanced Fund - Class C



                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Large Cap Growth Fund - Class A
    Forty Fund - Class A
    Orion Fund - Class A
    Mid Cap Growth Fund - Class A
    Small-Mid Growth Fund - Class A
    Growth and Income Fund - Class A
    Fundamental Equity Fund - Class A
    Contrarian Fund(4) - Class A
    Balanced Fund - Class A



                                             1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Large Cap Growth Fund - Class C
    Forty Fund - Class C
    Orion Fund - Class C
    Mid Cap Growth Fund - Class C
    Small-Mid Growth Fund - Class C
    Growth and Income Fund - Class C
    Fundamental Equity Fund - Class C
    Contrarian Fund(4) - Class C
    Balanced Fund - Class C


 48 Janus Adviser Series

  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable

  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.



                                                         Risk/return summary  49

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

   GROWTH AND INCOME FUND and BALANCED FUND may each emphasize varying degrees of income. In the case of Growth and Income Fund and Balanced Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds' investments may be incidental to their investment objectives.

   CONTRARIAN FUND emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

 50 Janus Adviser Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Fund, Mid Cap Growth Fund, and Small-Mid Growth Fund. The other Funds offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?

   Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Fund.

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 50-60% of its

                                   Principal investment strategies and risks  51
   net assets. In addition, the Funds' income component may consist of dividend-paying stocks which exhibit growth characteristics.

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


   The growth component of the Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential. Growth and Income Fund may also utilize swaps as a means to gain exposure to certain common stocks.


7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of Growth and Income Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Fund's income component may also exhibit growth characteristics. Growth and Income Fund's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms." The income component of Balanced Fund's holdings will consist primarily of fixed-income securities.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND OR BALANCED FUND INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or


 52 Janus Adviser Series
   comparable fixed rate securities, and may not always follow this pattern. The income component of Growth and Income Fund's and Balanced Fund's holdings may include fixed-income securities.


9. HOW DOES THE PORTFOLIO MANAGER OF CONTRARIAN FUND DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?


   A company may be undervalued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.


10. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

                                   Principal investment strategies and risks  53

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the


 54 Janus Adviser Series

   Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY FUND, ORION FUND, AND CONTRARIAN FUND AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund. Since Forty Fund normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

2. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at

                                   Principal investment strategies and risks  55
   all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Contrarian Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there

 56 Janus Adviser Series
     may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

                                   Principal investment strategies and risks  57

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

8. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


9. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There


 58 Janus Adviser Series
   is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


10. WHAT ARE THE RISKS ASSOCIATED WITH SWAPS?



   Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements also bear the risk that a Fund may not be able to meet its obligation to the counterparty. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce a Fund's total return. Various types of swaps such as credit default, equity, interest rate and total return swaps are described in the "Glossary of Investment Terms."


11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and


                                   Principal investment strategies and risks  59
   elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields

 60 Janus Adviser Series
   or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of Large Cap Growth Fund's, Mid Cap Growth Fund's, Small-Mid Growth Fund's, Fundamental Equity Fund's, and Contrarian Fund's assets and 35% or less of each of the other Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Balanced Fund only, no more than 20% of the Fund's total assets)


                                   Principal investment strategies and risks  61

   ILLIQUID INVESTMENTS


   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 62 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                     Management of the Funds  63
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 64 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Large Cap Growth Fund        All Asset Levels          0.64
   Forty Fund                   All Asset Levels          0.64
   Orion Fund                   All Asset Levels          0.64
   Mid Cap Growth Fund          All Asset Levels          0.64
   Small-Mid Growth Fund        All Asset Levels          0.64
   Growth and Income Fund       All Asset Levels          0.62
   Fundamental Equity Fund      All Asset Levels          0.60
   Balanced Fund                All Asset Levels          0.55
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                        Actual Investment
                                                     Performance      Advisory Fee (%) (for
                                                      Hurdle vs.      the fiscal year ended
Fund Name                            Base Fee(1)   Benchmark Index       July 31, 2007)
-------------------------------------------------------------------------------------------
   Contrarian Fund                    0.64            +/-7.00%
-------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating


                                                     Management of the Funds  65
    expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


 66 Janus Adviser Series

   CONTRARIAN FUND



   For Contrarian Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                   Benchmark Index
------------------------------------------------------------------------------
   Contrarian Fund                                          S&P 500(R) Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Contrarian Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                     Management of the Funds  67
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 68 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. Mr. Coleman also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered
     Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Janus Adviser Growth and Income Fund from
     August 2000 to December 2003. He is also Portfolio Manager of other
     Janus accounts. He joined Janus Capital in 1995 as a research analyst.
     Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

DAVID C. DECKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since its inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  69

CHAD MEADE
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.


MARC PINTO, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. He holds the Chartered Financial Analyst designation.


RON SACHS, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since its inception. Mr. Sachs was Portfolio Manager of Janus Adviser Small-Mid Growth Fund from August 2005 to June 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

 70 Janus Adviser Series

BRIAN A. SCHAUB, CFA
--------------------------------------------------------------------------------

     is Executive Vice President Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Schaub holds the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Forty Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Fund.


MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser
     Growth and Income Fund and Janus Adviser Fundamental Equity Fund, which he has managed since January 2004 and May 2005, respectively. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus
     Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College.
     Mr. Sohn holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  71

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 72 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER ORION FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF CONCENTRATED ALL CAP GROWTH COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Concentrated All Cap Growth Composite. The accounts in the Composite are managed by Ron Sachs and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000(R) Growth Index is the benchmark index for the Fund and the Composite. In addition, the S&P 500(R) Index is a secondary benchmark for the Composite.


   As of September 30, 2007, the Concentrated All Cap Growth Composite consisted
   of [          ] advisory accounts, [          ] of which are mutual fund
   portfolios. As of this date, the total assets of the Concentrated All Cap Growth Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.

                                                     Management of the Funds  73

   In addition, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by accounts in the Composite. If accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown may have been lower.


                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Concentrated All Cap Growth Composite
    Russell 3000(R) Growth Index(2)
    S&P 500(R) Index(3)
                                                       ------------------------------------


   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 74 Janus Adviser Series

   JANUS ADVISER CONTRARIAN FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS CONTRARIAN COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus Contrarian Composite. The accounts in the Composite are managed by David Decker and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500(R) Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus Contrarian Composite consisted of
   [          ] advisory accounts, including [          ] mutual fund
   portfolios. As of this date, the total assets of the Janus Contrarian Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower. Account returns reflect the reinvestment of dividends and other earnings.

   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by accounts in the Composite. If accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown may have been lower.

                                                     Management of the Funds  75

   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Janus Contrarian Composite
    S&P 500(R) Index(2)
                                                       ------------------------------------


   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 76 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

                                                           Other information  77
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


 78 Janus Adviser Series
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


                                                           Other information  79

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 80 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September, and December. Dividends for the other Funds are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

                                                     Distributions and taxes  81
   tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


 82 Janus Adviser Series

   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  83

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 84 Janus Adviser Series
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  85

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

   The Funds have five classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

 86 Janus Adviser Series

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:


    Class                              12b-1 Fee for the Funds
    ----------------------------------------------------------
    Class A Shares                              0.25%
    Class C Shares                           1.00%(1)



   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.




                                                         Shareholder's guide  87

   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You

 88 Janus Adviser Series
   may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary.
                                                         Shareholder's guide  89

   Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                  5.75%         6.10%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                            None(2)      None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors,

 90 Janus Adviser Series
   officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the

                                                         Shareholder's guide  91
   charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

 92 Janus Adviser Series

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.



REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

                                                         Shareholder's guide  93

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

 94 Janus Adviser Series

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the
                                                         Shareholder's guide  95
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions

 96 Janus Adviser Series
   may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of

                                                         Shareholder's guide  97
   arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Character-


 98 Janus Adviser Series
     istics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  99

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions). Class A Shares of the Funds first became available on September 30, 2004. Class C Shares first became available on September 30, 2002.


 100 Janus Adviser Series

LARGE CAP GROWTH FUND - CLASS A
-------------------------------------------------------------------------
                                            Years or Period ended
                                                   July 31
                                       2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $21.07       $18.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.01         0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.23         2.22
 Total from investment operations                      0.24         2.27
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --           --
 Distributions from net realized
   gains                                                 --           --
 Total distributions                                     --           --
 NET ASSET VALUE, END OF PERIOD                      $21.31       $21.07
 Total return(2)                                      1.14%       12.07%
 Net assets, end of period (in
   thousands)                                           $52          $20
 Average net assets for the period
   (in thousands)                                       $31          $14
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                0.91%        0.91%
 Ratio of net expenses to average
   net assets(3)(6)                                   0.91%        0.91%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                          0.32%        0.07%
 Portfolio turnover rate(3)                             81%          62%
-------------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.23% in 2006 and 1.05% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  101

FORTY FUND - CLASS A
-------------------------------------------------------------------------
                                            Years or Period ended
                                                   July 31
                                       2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $27.41        $22.32
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.06          0.02
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.97          5.07
 Total from investment operations                      1.03          5.09
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --            --
 Distributions from net realized
   gains                                                 --            --
 Total distributions                                     --            --
 NET ASSET VALUE, END OF PERIOD                      $28.44        $27.41
 Total return(2)                                      3.76%        22.80%
 Net assets, end of period (in
   thousands)                                      $285,721       $30,042
 Average net assets for the period
   (in thousands)                                  $216,262        $7,814
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                0.93%(6)      0.92%
 Ratio of net expenses to average
   net assets(3)(7)                                   0.93%(6)      0.91%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                          0.39%         0.13%
 Portfolio turnover rate(3)                             55%           45%
-------------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.06% in 2006 and 0.92% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) Ratio of gross expenses to average net assets and ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.92% and 0.92%, respectively, without the inclusion of dividends on short positions.
(7) The expense ratio reflects expenses after any expense offset arrangements.

 102 Janus Adviser Series

ORION FUND - CLASS A
-------------------------------------------------------
                                        Years ended
                                          July 31
                                      2007        2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.03
 Net gain/(loss) on securities
   (both realized and unrealized)                  0.85
 Total from investment operations                  0.88
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                            --
 Distributions from net realized
   gains                                             --
 Total distributions                                 --
 NET ASSET VALUE, END OF PERIOD                  $10.88
 Total return                                     8.80%
 Net assets, end of period (in
   thousands)                                      $342
 Average net assets for the period
   (in thousands)                                  $300
 Ratio of gross expenses to average
   net assets(1)(2)                               1.55%
 Ratio of net expenses to average
   net assets(3)                                  1.48%
 Ratio of net investment
   income/(loss) to average net
   assets                                         0.07%
 Portfolio turnover rate                            57%
-------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 23.29% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  103

MID CAP GROWTH FUND - CLASS A
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $26.79        $21.75
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.02          0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                    1.26          5.00
 Total from investment operations                    1.28          5.04
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --            --
 Distributions from net realized
   gains                                               --            --
 Total distributions                                   --            --
 NET ASSET VALUE, END OF PERIOD                    $28.07        $26.79
 Total return(2)                                    4.78%        23.17%
 Net assets, end of period (in
   thousands)                                      $1,349          $325
 Average net assets for the period
   (in thousands)                                    $817          $164
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              0.90%         0.91%
 Ratio of net expenses to average
   net assets(3)(6)                                 0.90%         0.90%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      (0.12)%       (0.28)%
 Portfolio turnover rate(3)                           43%           32%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.28% in 2006 and 1.05% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 104 Janus Adviser Series

SMALL-MID GROWTH FUND - CLASS A
--------------------------------------------------------
                                         Years ended
                                           July 31
                                      2007        2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                   0.64
 Total from investment operations                   0.65
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                             --
 Distributions from net realized
   gains                                              --
 Total distributions                                  --
 NET ASSET VALUE, END OF PERIOD                   $10.65
 Total return                                      6.50%
 Net assets, end of period (in
   thousands)                                       $808
 Average net assets for the period
   (in thousands)                                   $513
 Ratio of gross expenses to average
   net assets(1)(2)                                1.52%
 Ratio of net expenses to average
   net assets(3)                                   1.47%
 Ratio of net investment
   income/(loss) to average net
   assets                                        (0.04)%
 Portfolio turnover rate                            261%
--------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 15.80% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  105

GROWTH AND INCOME FUND - CLASS A
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $17.29       $14.64
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.24         0.07
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.62         2.65
 Total from investment operations                    0.86         2.72
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.24)       (0.07)
 Distributions from net realized
   gains                                           (0.23)           --
 Payment from affiliate                              0.03           --
 Total distributions and other                     (0.44)       (0.07)
 NET ASSET VALUE, END OF PERIOD                    $17.71       $17.29
 Total return(2)                                    5.08%(3)    18.62%
 Net assets, end of period (in
   thousands)                                      $1,251         $158
 Average net assets for the period
   (in thousands)                                    $657          $72
 Ratio of gross expenses to average
   net assets(4)(5)(6)                              1.09%        0.98%
 Ratio of net expenses to average
   net assets(4)(7)                                 1.09%        0.98%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                                        1.76%        0.46%
 Portfolio turnover rate(4)                           42%          43%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.17%.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 1.09% in 2006 and 0.98% in 2005 before expense offsets incurred by the Fund.
(7) The expense ratio reflects expenses after any expense offset arrangements.

 106 Janus Adviser Series

FUNDAMENTAL EQUITY FUND - CLASS A
-----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $19.58        $17.05
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.03          0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                    1.92          3.01
 Total from investment operations                    1.95          3.06
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.05)            --
 Distributions from net realized
   gains                                           (2.08)        (0.53)
 Payment from affiliate                                --(2)         --
 Total distributions and other                     (2.13)        (0.53)
 NET ASSET VALUE, END OF PERIOD                    $19.40        $19.58
 Total return(3)                                   10.05%(4)     18.19%
 Net assets, end of period (in
   thousands)                                      $1,311           $64
 Average net assets for the period
   (in thousands)                                    $458           $50
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              0.96%         0.96%
 Ratio of net expenses to average
   net assets(5)(8)                                 0.95%         0.95%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        0.55%         0.42%
 Portfolio turnover rate(5)                           48%           80%
-----------------------------------------------------------------------



(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.


(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.


(3) Total return not annualized for periods of less than one year.


(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%


(5) Annualized for periods of less than one full year.


(6) The expense ratio reflects expenses prior to any expense offset arrangements.


(7) The ratio was 1.33% in 2006 and 1.29% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.


(8) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  107

CONTRARIAN FUND - CLASS A
------------------------------------------------------------
                                           Years ended
                                             July 31
                                      2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.03
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.98
 Total from investment operations                     1.01
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                            (0.01)
 Payment from affiliate                                 --(1)
 Total distributions and other                      (0.01)
 NET ASSET VALUE, END OF PERIOD                     $11.00
 Total return                                       10.09%(2)
 Net assets, end of period (in
   thousands)                                       $5,565
 Average net assets for the period
   (in thousands)                                   $1,185
 Ratio of gross expenses to average
   net assets(3)(4)                                  1.43%
 Ratio of net expenses to average
   net assets(5)                                     1.38%
 Ratio of net investment
   income/(loss) to average net
   assets                                            1.37%
 Portfolio turnover rate                               37%
------------------------------------------------------------


(1) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 8.30% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 108 Janus Adviser Series

BALANCED FUND - CLASS A
----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $25.95       $23.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       0.66         0.30
 Net gain/(loss) on securities
   (both realized and unrealized)                   0.75         2.21
 Total from investment operations                   1.41         2.51
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                         (0.66)       (0.36)
 Distributions from net realized
   gains                                          (0.54)           --
 Payment from affiliate                               --           --(2)
 Total distributions and other                    (1.20)       (0.36)
 NET ASSET VALUE, END OF PERIOD                   $26.16       $25.95
 Total return(3)                                   5.53%       10.59%(4)
 Net assets, end of period (in
   thousands)                                       $728          $75
 Average net assets for the period
   (in thousands)                                   $370          $69
 Ratio of gross expenses to average
   net assets(5)(6)(7)                             0.82%        0.83%
 Ratio of net expenses to average
   net assets(5)(8)                                0.82%        0.82%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                       1.87%        1.81%
 Portfolio turnover rate(5)                          49%          47%
----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the period end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 0.93% in 2006 and 0.86% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.



                                                       Financial highlights  109

LARGE CAP GROWTH FUND - CLASS C
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006         2005           2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $21.13       $19.22         $17.68        $15.28
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      (0.10)       (0.13)         (0.11)        (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.19         2.04           1.65          2.41
 Total from investment operations                    0.09         1.91           1.54          2.40
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                              --           --             --            --
 Distributions from net realized
   gains                                               --           --             --            --
 Payment from affiliate                                --           --(2)          --(2)         --
 Total distributions and other                         --           --             --            --
 NET ASSET VALUE, END OF PERIOD                    $21.22       $21.13         $19.22        $17.68
 Total return(3)                                    0.43%        9.94%(4)       8.71%(5)     15.84%
 Net assets, end of period (in
   thousands)                                      $2,291       $2,258         $2,498        $2,880
 Average net assets for the period
   (in thousands)                                  $2,394       $2,311         $2,859        $1,567
 Ratio of gross expenses to average
   net assets(6)(7)(8)                              1.66%        1.66%          1.67%         1.67%
 Ratio of net expenses to average
   net assets(6)(9)                                 1.66%        1.66%          1.67%         1.67%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                      (0.50)%      (0.73)%        (0.89)%       (0.85)%
 Portfolio turnover rate(6)                           81%          62%            27%           43%
---------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(6) Annualized for periods of less than one full year.
(7) The expense ratio reflects expenses prior to any expense offset arrangements.
(8) The ratio was 1.73% in 2006, 1.81% in 2005, 1.69% in 2004, and 1.70% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 110 Janus Adviser Series

FORTY FUND - CLASS C
-------------------------------------------------------------------------------------------------
                                                    Years or Period ended July 31
                                      2007         2006          2005         2004        2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $27.25        $21.21       $19.69       $18.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.06        (0.06)       (0.16)       (0.06)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.76          6.10         1.68         1.75
 Total from investment operations                    0.82          6.04         1.52         1.69
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                              --            --           --           --
 Distributions from net realized
   gains                                               --            --           --           --
 Payment from affiliate                                --(2)         --           --           --
 Total distributions and other                         --            --           --           --
 NET ASSET VALUE, END OF PERIOD                    $28.07        $27.25       $21.21       $19.69
 Total return(3)                                    3.01%(4)     28.48%        7.72%        9.39%
 Net assets, end of period (in
   thousands)                                     $51,976       $24,766      $15,818      $20,993
 Average net assets for the period
   (in thousands)                                 $39,687       $18,839      $19,307      $13,963
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.68%(8)      1.67%        1.67%        1.68%
 Ratio of net expenses to average
   net assets(5)(9)                                 1.68%(8)      1.67%        1.67%        1.68%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                      (0.40)%       (0.72)%      (0.76)%      (0.71)%
 Portfolio turnover rate(5)                           55%           45%          38%          41%
-------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.70% in 2006, 1.74% in 2005, 1.67% in 2004, and 1.70% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(8) Ratio of gross expenses to average net assets and ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 1.67% and 1.67%, respectively, without the inclusion of dividends on short positions.
(9) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  111

ORION FUND - CLASS C
-------------------------------------------------------------
                                           Years ended
                                             July 31
                                      2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        (0.03)
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.83
 Total from investment operations                      0.80
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                                 --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $10.80
 Total return                                         8.00%
 Net assets, end of period (in
   thousands)                                          $361
 Average net assets for the period
   (in thousands)                                      $291
 Ratio of gross expenses to average
   net assets(1)(2)                                   2.31%
 Ratio of net expenses to average
   net assets(3)                                      2.22%
 Ratio of net investment
   income/(loss) to average net
   assets                                           (0.66)%
 Portfolio turnover rate                                57%
-------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 24.49% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 112 Janus Adviser Series

MID CAP GROWTH FUND - CLASS C
--------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006         2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $26.57       $21.06        $18.42        $15.27
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      (0.11)       (0.12)          0.14        (0.02)
 Net gain/(loss) on securities
   (both realized and unrealized)                    1.17         5.63          2.50          3.17
 Total from investment operations                    1.06         5.51          2.64          3.15
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --           --            --            --
 Distributions from net realized
   gains                                               --           --            --            --
 Total distributions                                   --           --            --            --
 NET ASSET VALUE, END OF PERIOD                    $27.63       $26.57        $21.06        $18.42
 Total return(2)                                    3.99%       26.16%        14.33%        20.63%
 Net assets, end of period (in
   thousands)                                      $4,169       $2,740        $1,932          $530
 Average net assets for the period
   (in thousands)                                  $3,597       $2,281        $1,439          $350
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.65%        1.65%         1.66%         1.66%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.65%        1.65%         1.66%         1.66%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      (0.88)%      (1.00)%       (1.12)%       (1.07)%
 Portfolio turnover rate(3)                           43%          32%           30%           43%
--------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.90% in 2006, 1.87% in 2005, 1.74% in 2004, and 1.72% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  113

SMALL-MID GROWTH FUND - CLASS C
-------------------------------------------------------------
                                           Years ended
                                             July 31
                                      2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.62
 Total from investment operations                      0.58
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                                 --
 Payment from affiliate                                0.01
 Total distributions and other                         0.01
 NET ASSET VALUE, END OF PERIOD                      $10.59
 Total return                                         5.90%(1)
 Net assets, end of period (in
   thousands)                                          $737
 Average net assets for the period
   (in thousands)                                      $443
 Ratio of gross expenses to average
   net assets(2)(3)                                   2.28%
 Ratio of net expenses to average
   net assets(4)                                      2.22%
 Ratio of net investment
   income/(loss) to average net
   assets                                           (0.79)%
 Portfolio turnover rate                               261%
-------------------------------------------------------------


(1) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.09%.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 17.57% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 114 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS C
------------------------------------------------------------------------------------------------------
                                                        Years or Period ended July 31
                                        2007          2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $17.33        $14.49        $13.39        $11.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.09        (0.10)        (0.08)        (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.67          2.94          1.18          1.83
 Total from investment operations                       0.76          2.84          1.10          1.82
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                             (0.09)            --            --(2)         --(2)
 Distributions from net realized
   gains                                              (0.23)            --            --            --
 Payment from affiliate                                 0.01            --(3)         --            --
 Total distributions and other                        (0.31)            --            --            --
 NET ASSET VALUE, END OF PERIOD                       $17.78        $17.33        $14.49        $13.39
 Total return(4)                                       4.42%(5)     19.60%(6)      8.22%        15.74%
 Net assets, end of period (in
   thousands)                                         $8,615        $9,009       $11,753       $12,805
 Average net assets for the period
   (in thousands)                                     $9,859       $10,038       $13,658        $6,061
 Ratio of gross expenses to average
   net assets(7)(8)(9)                                 1.66%         1.80%         1.72%         1.73%
 Ratio of net expenses to average
   net assets(7)(10)                                   1.66%         1.80%         1.72%         1.73%
 Ratio of net investment
   income/(loss) to average net
   assets(7)                                           0.64%       (0.25)%       (0.53)%       (0.18)%
 Portfolio turnover rate(7)                              42%           43%           46%           37%
------------------------------------------------------------------------------------------------------


 (1) Period September 30, 2002 (inception of Class C Shares) through July 31, 2003.
 (2) Dividends (from net investment income) aggregated less than $.01 on a per share basis for the fiscal year or period end.
 (3) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (4) Total return not annualized for periods of less than one year.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.07%.
 (6) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (7) Annualized for periods of less than one full year.
 (8) The expense ratio reflects expenses prior to any expense offset arrangements.
 (9) The ratio was 1.66% in 2006, 1.80% in 2005, 1.72% in 2004, and 1.73% in
     2003 before expense offsets incurred by the Fund.
(10) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  115

FUNDAMENTAL EQUITY FUND - CLASS C
------------------------------------------------------------------------------------------------------
                                                        Years or Period ended July 31
                                        2007          2006          2005          2004         2003()
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $19.48        $16.69        $14.74        $12.96
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.02        (0.08)        (0.08)        (0.03)
 Net gain/(loss) on securities
   (both realized and unrealized)                       1.78          3.40          2.03          1.81
 Total from investment operations                       1.80          3.32          1.95          1.78
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                 --            --            --            --
 Distributions from net realized
   gains                                              (2.08)        (0.53)            --            --
 Payment from affiliate                                   --(2)         --(2)         --            --
 Total distributions and other                        (2.08)        (0.53)            --            --
 NET ASSET VALUE, END OF PERIOD                       $19.20        $19.48        $16.69        $14.74
 Total return(3)                                       9.30%(4)     20.12%(5)     13.23%        13.73%
 Net assets, end of period (in
   thousands)                                        $12,575        $8,759        $9,252       $10,261
 Average net assets for the period
   (in thousands)                                    $10,393        $8,621       $10,439        $6,671
 Ratio of gross expenses to average
   net assets(6)(7)(8)                                 1.70%         1.70%         1.75%         2.10%
 Ratio of net expenses to average
   net assets(6)(9)                                    1.70%         1.70%         1.75%         2.09%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                         (0.28)%       (0.26)%       (0.61)%       (0.70)%
 Portfolio turnover rate(6)                              48%           80%           63%           71%
------------------------------------------------------------------------------------------------------



(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.


(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.


(3) Total return not annualized for periods of less than one year.


(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%


(5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.


(6) Annualized for periods of less than one full year.


(7) The expense ratio reflects expenses prior to any expense offset arrangements.


(8) The ratio was 1.96% in 2006, 2.11% in 2005, 1.96% in 2004, and 2.10% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.


(9) The expense ratio reflects expenses after any expense offset arrangements.


 116 Janus Adviser Series

CONTRARIAN FUND - CLASS C
---------------------------------------------------------
                                         Years ended
                                           July 31
                                      2007         2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.91
 Total from investment operations                    0.92
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --
 Distributions from net realized
   gains                                           (0.01)
 Total distributions                               (0.01)
 NET ASSET VALUE, END OF PERIOD                    $10.91
 Total return                                       9.19%
 Net assets, end of period (in
   thousands)                                      $3,730
 Average net assets for the period
   (in thousands)                                  $1,229
 Ratio of gross expenses to average
   net assets(1)(2)                                 2.20%
 Ratio of net expenses to average
   net assets(3)                                    2.17%
 Ratio of net investment
   income/(loss) to average net
   assets                                           0.35%
 Portfolio turnover rate                              37%
---------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 8.83% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                       Financial highlights  117

BALANCED FUND - CLASS C
------------------------------------------------------------------------------------------------------
                                                        Years or Period ended July 31
                                        2007          2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $26.27        $23.72        $22.18        $20.88
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.28          0.29          0.25          0.15
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.94          2.53          1.48          1.28
 Total from investment operations                       1.22          2.82          1.73          1.43
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                             (0.27)        (0.27)        (0.19)        (0.13)
 Distributions from net realized
   gains                                              (0.54)            --            --            --
 Payment from affiliate                                   --            --(2)         --            --
 Total distributions and other                        (0.81)        (0.27)        (0.19)        (0.13)
 NET ASSET VALUE, END OF PERIOD                       $26.68        $26.27        $23.72        $22.18
 Total return(3)                                       4.70%        11.96%(4)      7.79%         6.92%
 Net assets, end of period (in
   thousands)                                        $17,882       $17,764       $20,822       $31,430
 Average net assets for the period
   (in thousands)                                    $18,036       $19,165       $26,404       $19,574
 Ratio of gross expenses to average
   net assets(5)(6)(7)                                 1.57%         1.57%         1.66%         1.67%
 Ratio of net expense to average
   net assets(5)(8)                                    1.57%         1.57%         1.66%         1.67%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                           1.02%         1.09%         0.92%         1.06%
 Portfolio turnover rate(5)                              49%           47%           92%           67%
------------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.58% in 2006, 1.68% in 2005, 1.67% in 2004, and 1.68% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.



 118 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                               Glossary of investment terms  119

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 120 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                               Glossary of investment terms  121
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 122 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                               Glossary of investment terms  123
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 124 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



                                               Glossary of investment terms  125
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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            GROWTH & CORE
                          Janus Adviser Large Cap Growth Fund
                          Janus Adviser Forty Fund
                          Janus Adviser Orion Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Small-Mid Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Fundamental Equity Fund
                          Janus Adviser Contrarian Fund
                          Janus Adviser Balanced Fund

                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes nine portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Large Cap Growth Fund......................    2
       Janus Adviser Forty Fund.................................    7
       Janus Adviser Orion Fund.................................   12
       Janus Adviser Mid Cap Growth Fund........................   17
       Janus Adviser Small-Mid Growth Fund......................   22
       Janus Adviser Growth and Income Fund.....................   27
       Janus Adviser Fundamental Equity Fund....................   32
       Janus Adviser Contrarian Fund............................   37
       Janus Adviser Balanced Fund..............................   42
    FEES AND EXPENSES...........................................   47
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   50
       Risks....................................................   54
       Frequently asked questions about certain risks...........   55
       General portfolio policies...............................   59
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   63
       Management expenses......................................   65
       Investment personnel.....................................   68
    OTHER INFORMATION...........................................   75
    DISTRIBUTIONS AND TAXES.....................................   80
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   83
       Networking fees..........................................   85
       Purchases................................................   85
       Exchanges................................................   86
       Redemptions..............................................   87
       Excessive trading........................................   88
       Shareholder communications...............................   92
    FINANCIAL HIGHLIGHTS........................................   93
    GLOSSARY OF INVESTMENT TERMS................................  103

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LARGE CAP GROWTH FUND

   Large Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of
   September 30, 2007, they ranged from approximately $     billion to $
   billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   LARGE CAP GROWTH FUND - CLASS I*



    Annual returns for periods ended 12/31
             21.74%  34.99%  44.12%  (13.10)%  (23.23)%  (26.49)%  30.18%  4.49%  3.96%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                             1 year   5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                             ------------------------------------------



    * The performance for the period ended July 31, 2006 reflects an unusually large fluctuation in asset size and shareholder transactions and is not indicative of future performance.

   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER FORTY FUND

   Forty Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

                                                          Risk/return summary  7

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations

 8 Janus Adviser Series
   or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   FORTY FUND - CLASS I



      Annual returns for periods ended 12/31
                    57.37%  66.16%  (16.34)%  (21.83)%  (15.85)%  18.92%  17.64%  14.60%
                     1998    1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  11

JANUS ADVISER ORION FUND

   Orion Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   ORION FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of
   September 30, 2007, the Fund held stocks of   companies. Of these holdings,
   [  ] comprised approximately   % of the Fund's holdings. Please refer to
   "Availability of Portfolio Holdings Information" in this Prospectus to learn how to access the most recent holdings information. [TO BE UPDATED BY AMENDMENT]

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 12 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006; and the performance of the Fund's Class S Shares from August 1, 2005 to November 28, 2005, as explained below.


                                                         Risk/return summary  13

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2005. The performance shown for the period August 1, 2005 to November 28, 2008 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during this earlier period, the performance shown might have been different. The performance shown for the periods following November 28, 2005 reflects the fees and expenses of Class I Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

ORION FUND - CLASS I



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 3000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


                                                         Risk/return summary  15

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2005 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 16 Janus Adviser Series

JANUS ADVISER MID CAP GROWTH FUND

   Mid Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

                                                         Risk/return summary  17
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from


 18 Janus Adviser Series

   August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  19

   MID CAP GROWTH FUND - CLASS I



    Annual returns for periods ended 12/31
           11.91%  33.58%  124.34%  (32.99)%  (39.02)%  (27.72)%  34.41%  20.41%  11.93%
            1997    1998    1999      2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                             1 year   5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell Midcap(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P MidCap 400 Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                             ------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

   (3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

 20 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  21

JANUS ADVISER SMALL-MID GROWTH FUND

   Small-Mid Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL-MID GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 22 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and the potential lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006; and the performance of the Fund's Class S Shares from August 1, 2005 to November 28, 2005, as explained below.


                                                         Risk/return summary  23

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2005. The performance shown for the period August 1, 2005 to November 28, 2008 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during this earlier period, the performance shown might have been different. The performance shown for the periods following November 28, 2005 reflects the fees and expenses of Class I Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 24 Janus Adviser Series

SMALL-MID GROWTH FUND - CLASS I



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2500(TM) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.


                                                         Risk/return summary  25

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2005 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 26 Janus Adviser Series

JANUS ADVISER GROWTH AND INCOME FUND

   Growth and Income Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND seeks long-term capital growth and current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).



   Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Fund's income component may consist of structured securities such as equity-linked structured notes. The Fund is not designed for investors who need consistent income, and the Fund's investment strategies could result in significant fluctuations of income.


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable

                                                         Risk/return summary  27
   to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]


 28 Janus Adviser Series

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  29

   GROWTH AND INCOME FUND - CLASS I



      Annual returns for periods ended 12/31
                          73.20%  (15.40)%  (12.82)%  (19.45)%  23.94%  11.45%  12.29%
                           1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                 1 year    5 years         (5/1/98)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                 --------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

 30 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  31

JANUS ADVISER FUNDAMENTAL EQUITY FUND

   Fundamental Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:


   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).


   The Fund may invest in companies of any size.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 32 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                         Risk/return summary  33

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 34 Janus Adviser Series

   FUNDAMENTAL EQUITY FUND - CLASS I



      Annual returns for periods ended 12/31
                     45.55%  40.94%  (8.31)%  (13.03)%  (17.86)%  23.62%  13.62%  15.73%
                      1998    1999    2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.


                                                         Risk/return summary  35

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 36 Janus Adviser Series

JANUS ADVISER CONTRARIAN FUND

   Contrarian Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   CONTRARIAN FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market

                                                         Risk/return summary  37
   as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 38 Janus Adviser Series

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006; and the performance of the Fund's Class S Shares from August 1, 2005 to November 28, 2005, as explained below.



   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2005. The performance shown for the period August 1, 2005 to November 28, 2008 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during this earlier period, the performance shown might have been different. The performance shown for the periods following November 28, 2005 reflects the fees and expenses of Class I Shares.



   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  39

CONTRARIAN FUND - CLASS I



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                Morgan Stanley Capital International All Country World
                  Index(SM(3)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Morgan Stanley Capital International ("MSCI") All Country World Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.


 40 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2005 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  41

JANUS ADVISER BALANCED FUND

   Balanced Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 42 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Fund invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from


                                                         Risk/return summary  43

   August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 44 Janus Adviser Series

   BALANCED FUND - CLASS I



    Annual returns for periods ended 12/31
                20.99%  33.59%  26.13%  (2.17)%  (4.84)%  (6.57)%  14.01%  8.42%  7.67%
                 1997    1998    1999    2000     2001     2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                          Average annual total return for periods ended 12/31/06
                                                          ------------------------------------------------------
                                                                                               Since Inception
                                                                                             of Predecessor Fund
                                                               1 year   5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                Lehman Brothers Government/Credit Index(3)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                Balanced Index(4)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                                                               ----------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (4) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

                                                         Risk/return summary  45

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 46 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  47

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                          Acquired   Total Annual             Net Annual
                                                          Fund(4)        Fund                    Fund
                              Management      Other       Fees and    Operating     Expense    Operating
                                Fee(2)     Expenses(3)    Expenses   Expenses(5)    Waivers   Expenses(5)
   Large Cap Growth Fund -
     Class I                    0.64%
   Forty Fund -
     Class I                    0.64%                           (6)
   Orion Fund -
     Class I                    0.64%
   Mid Cap Growth Fund -
     Class I                    0.64%
   Small-Mid Growth Fund -
     Class I                    0.64%
   Growth and Income Fund -
     Class I                    0.62%
   Fundamental Equity Fund -
     Class I                    0.60%
   Contrarian Fund(7) -
     Class I
   Balanced Fund -
     Class I                    0.55%


 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Contrarian Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


 (4) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (6) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.


 48 Janus Adviser Series

 (7) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.




 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Large Cap Growth Fund - Class I
  Forty Fund - Class I
  Orion Fund - Class I
  Mid Cap Growth Fund - Class I
  Small-Mid Growth Fund - Class I
  Growth and Income Fund - Class I
  Fundamental Equity Fund - Class I
  Contrarian Fund(1) - Class I
  Balanced Fund - Class I



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  49

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

   GROWTH AND INCOME FUND and BALANCED FUND may each emphasize varying degrees of income. In the case of Growth and Income Fund and Balanced Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds' investments may be incidental to their investment objectives.

   CONTRARIAN FUND emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally

 50 Janus Adviser Series
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Fund, Mid Cap Growth Fund, and Small-Mid Growth Fund. The other Funds offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?

   Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Fund.

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 50-60% of its net assets. In addition, the Funds' income component may consist of dividend-paying stocks which exhibit growth characteristics.

                                   Principal investment strategies and risks  51

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


   The growth component of the Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential. Growth and Income Fund may also utilize swaps as a means to gain exposure to certain common stocks.


7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of Growth and Income Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Fund's income component may also exhibit growth characteristics. Growth and Income Fund's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms." The income component of Balanced Fund's holdings will consist primarily of fixed-income securities.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND OR BALANCED FUND INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Growth and Income Fund's and Balanced Fund's holdings may include fixed-income securities.


 52 Janus Adviser Series

9. HOW DOES THE PORTFOLIO MANAGER OF CONTRARIAN FUND DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?


   A company may be undervalued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.


10. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government

                                   Principal investment strategies and risks  53
   securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs.


 54 Janus Adviser Series

   Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY FUND, ORION FUND, AND CONTRARIAN FUND AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund. Since Forty Fund normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

2. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                   Principal investment strategies and risks  55

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Contrarian Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

 56 Janus Adviser Series
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

                                   Principal investment strategies and risks  57

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

8. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


9. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.



10. WHAT ARE THE RISKS ASSOCIATED WITH SWAPS?



   Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment


 58 Janus Adviser Series
   obligations to the Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements also bear the risk that a Fund may not be able to meet its obligation to the counterparty. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce a Fund's total return. Various types of swaps such as credit default, equity, interest rate and total return swaps are described in the "Glossary of Investment Terms."


11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


                                   Principal investment strategies and risks  59

   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

 60 Janus Adviser Series

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of Large Cap Growth Fund's, Mid Cap Growth Fund's, Small-Mid Growth Fund's, Fundamental Equity Fund's, and Contrarian Fund's assets and 35% or less of each of the other Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Balanced Fund only, no more than 20% of the Fund's total assets)


   ILLIQUID INVESTMENTS
   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under

                                   Principal investment strategies and risks  61
   procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 62 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                     Management of the Funds  63
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 64 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                      Contractual           Actual Investment
                                Average Daily         Investment             Advisory Fee (%)
                                 Net Assets       Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                          of Fund           (annual rate)            July 31, 2007)
--------------------------------------------------------------------------------------------------
   Large Cap Growth Fund      All Asset Levels           0.64
   Forty Fund                 All Asset Levels           0.64
   Orion Fund                 All Asset Levels           0.64
   Mid Cap Growth Fund        All Asset Levels           0.64
   Small-Mid Growth Fund      All Asset Levels           0.64
   Growth and Income Fund     All Asset Levels           0.62
   Fundamental Equity Fund    All Asset Levels           0.60
   Balanced Fund              All Asset Levels           0.55



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Contrarian Fund                          0.64             +/-7.00%



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus,


                                                     Management of the Funds  65
    and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   CONTRARIAN FUND



   For Contrarian Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                   Benchmark Index
------------------------------------------------------------------------------
   Contrarian Fund                                          S&P 500(R) Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Contrarian Fund.


   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's

 66 Janus Adviser Series
   benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  67

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. Mr. Coleman also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered
     Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Janus Adviser Growth and Income Fund from
     August 2000 to December 2003. He is also Portfolio Manager of other
     Janus accounts. He joined Janus Capital in 1995 as a research analyst.
     Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

DAVID C. DECKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since its inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

 68 Janus Adviser Series

CHAD MEADE
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.


MARC PINTO, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. He holds the Chartered Financial Analyst designation.


RON SACHS, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since its inception. Mr. Sachs was Portfolio Manager of Janus Adviser Small-Mid Growth Fund from August 2005 to June 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  69

BRIAN A. SCHAUB, CFA
--------------------------------------------------------------------------------

     is Executive Vice President Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Schaub holds the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Forty Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Fund.


MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser
     Growth and Income Fund and Janus Adviser Fundamental Equity Fund, which he has managed since January 2004 and May 2005, respectively. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus
     Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College.
     Mr. Sohn holds the Chartered Financial Analyst designation.

 70 Janus Adviser Series

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  71

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER ORION FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF CONCENTRATED ALL CAP GROWTH COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Concentrated All Cap Growth Composite. The accounts in the Composite are managed by Ron Sachs and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000(R) Growth Index is the benchmark index for the Fund and the Composite. In addition, the S&P 500(R) Index is a secondary benchmark for the Composite.


   As of September 30, 2007, the Concentrated All Cap Growth Composite consisted
   of [          ] advisory accounts, [          ] of which are mutual fund
   portfolios. As of this date, the total assets of the Concentrated All Cap Growth Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Concentrated All Cap Growth Composite
    Russell 3000(R) Growth Index(2)
    S&P 500(R) Index(3)
                                                       ------------------------------------


   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 72 Janus Adviser Series

   JANUS ADVISER CONTRARIAN FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS CONTRARIAN COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus Contrarian Composite. The accounts in the Composite are managed by David Decker and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500(R) Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus Contrarian Composite consisted of
   [          ] advisory accounts, including [          ] mutual fund
   portfolios. As of this date, the total assets of the Janus Contrarian Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower. Account returns reflect the reinvestment of dividends and other earnings.

                                                     Management of the Funds  73

   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Janus Contrarian Composite
    S&P 500(R) Index(2)
                                                       ------------------------------------


   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 74 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Funds currently offer five classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/ endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction

                                                           Other information  75
   becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

 76 Janus Adviser Series
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  77

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

 78 Janus Adviser Series

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  79

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September, and December. Dividends for the other Funds are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

 80 Janus Adviser Series
   tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


                                                     Distributions and taxes  81

   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 82 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

                                                         Shareholder's guide  83
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

 84 Janus Adviser Series
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


NETWORKING FEES



   NETWORKING AND/OR OMNIBUS POSITIONING FEE


   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.



PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this


                                                         Shareholder's guide  85
   program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.


   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding

 86 Janus Adviser Series

     Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day

                                                         Shareholder's guide  87
   period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

 88 Janus Adviser Series

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

                                                         Shareholder's guide  89

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

 90 Janus Adviser Series

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day


                                                         Shareholder's guide  91
     lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

 92 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  93

LARGE CAP GROWTH FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $21.50
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         3.84
 Net gain/(loss) on securities
   (both realized and unrealized)                   (2.13)
 Total from investment operations                     1.71
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $23.21
 Total return(2)                                     7.95%(3)
 Net assets, end of period (in
   thousands)                                          $11
 Average net assets for the period
   (in thousands)                                     $193
 Ratio of gross expenses to average
   net assets(4)(5)(6)                               0.54%
 Ratio of net expenses to average
   net assets(4)(7)                                  0.54%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                                         1.34%
 Portfolio turnover rate(4)                            81%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Total return for the period ended July 31, 2006 reflects large fluctuations in asset size and shareholder transactions and is not indicative of future performance.


(4) Annualized for periods of less than one full year.


(5) The expense ratio reflects expenses prior to any expense offset arrangements.


(6) The ratio was 0.54% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(7) The expense ratio reflects expenses after any expense offset arrangements.


 94 Janus Adviser Series

FORTY FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $28.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.09
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.49)
 Total from investment operations                   (0.40)
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $28.40
 Total return(2)                                    (1.39)%
 Net assets, end of period (in
   thousands)                                       $8,532
 Average net assets for the period
   (in thousands)                                   $5,846
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.69%(6)
 Ratio of net expenses to average
   net assets(3)(7)                                  0.69%(6)
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         0.72%
 Portfolio turnover rate(3)                            55%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 0.70% in 2006 before waiver of certain fees and expenses offsets incurred by the Fund.
(6) Ratio of gross expenses to average net assets and ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.68% and 0.68%, respectively, without the inclusion of dividends on short positions.


(7) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  95

ORION FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.43
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.42
 Total from investment operations                     0.46
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $10.89
 Total return(2)                                     4.41%
 Net assets, end of period (in
   thousands)                                          $10
 Average net assets for the period
   (in thousands)                                      $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.31%
 Ratio of net expenses to average
   net assets(3)(6)                                  1.21%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         0.12%
 Portfolio turnover rate(3)                            57%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 14.69% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 96 Janus Adviser Series

MID CAP GROWTH FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $27.98
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.09)
 Total from investment operations                   (0.04)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Payment from affiliate                               0.09
 Total distributions and other                        0.09
 NET ASSET VALUE, END OF PERIOD                     $28.03
 Total return(2)                                     0.18%(3)
 Net assets, end of period (in
   thousands)                                          $57
 Average net assets for the period
   (in thousands)                                      $22
 Ratio of gross expenses to average
   net assets(4)(5)(6)                               0.66%
 Ratio of net expenses to average
   net assets(4)(7)                                  0.65%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                                         0.11%
 Portfolio turnover rate(4)                            43%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.28%.


(4) Annualized for periods of less than one full year.


(5) The expense ratio reflects expenses prior to any expense offset arrangements.


(6) The ratio was 0.94% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(7) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  97

SMALL-MID GROWTH FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.26
 Total from investment operations                     0.27
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $10.65
 Total return(2)                                     2.60%
 Net assets, end of period (in
   thousands)                                         $334
 Average net assets for the period
   (in thousands)                                     $121
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.34%
 Ratio of net expenses to average
   net assets(3)(6)                                  1.20%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         0.20%
 Portfolio turnover rate(3)                           261%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 11.37% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 98 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $18.11
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.25
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.16)
 Total from investment operations                     0.09
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.28)
 Distributions from net realized
   gains                                            (0.23)
 Total distributions                                (0.51)
 NET ASSET VALUE, END OF PERIOD                     $17.69
 Total return(2)                                     0.44%
 Net assets, end of period (in
   thousands)                                          $25
 Average net assets for the period
   (in thousands)                                      $17
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.76%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.75%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         2.19%
 Portfolio turnover rate(3)                            42%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 0.76% in 2006 before expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.




                                                        Financial highlights  99

FUNDAMENTAL EQUITY FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $20.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.11
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.60
 Total from investment operations                     0.71
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.06)
 Distributions from net realized
   gains                                            (2.08)
 Total distributions                                (2.14)
 NET ASSET VALUE, END OF PERIOD                     $19.37
 Total return(2)                                     3.54%
 Net assets, end of period (in
   thousands)                                         $110
 Average net assets for the period
   (in thousands)                                      $56
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.71%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.70%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         0.81%
 Portfolio turnover rate(3)                            48%
-----------------------------------------------------------



(1) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


(2) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(3) Total return not annualized for periods of less than one year.


(4) Annualized for periods of less than one full year.


(5) The expense ratio reflects expenses prior to any expense offset arrangements.


(6) The ratio was 1.08% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(7) The expense ratio reflects expenses after any expense offset arrangements.


 100 Janus Adviser Series

CONTRARIAN FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.43
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.06
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.52
 Total from investment operations                     0.58
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                            (0.01)
 Total distributions                                (0.01)
 NET ASSET VALUE, END OF PERIOD                     $11.00
 Total return(2)                                     5.55%
 Net assets, end of period (in
   thousands)                                          $58
 Average net assets for the period
   (in thousands)                                      $32
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.21%
 Ratio of net expenses to average
   net assets(3)(6)                                  1.18%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         1.61%
 Portfolio turnover rate(3)                            37%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 5.97% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                       Financial highlights  101

BALANCED FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $26.55
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.38
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.33
 Total from investment operations                     0.71
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.76)
 Distributions from net realized
   gains                                            (0.54)
 Total distributions                                (1.30)
 NET ASSET VALUE, END OF PERIOD                     $25.96
 Total return(2)                                     2.73%
 Net assets, end of period (in
   thousands)                                          $10
 Average net assets for the period
   (in thousands)                                      $10
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.57%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.57%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         2.03%
 Portfolio turnover rate(3)                            49%
-----------------------------------------------------------



(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.


(2) Total return not annualized for periods of less than one year.


(3) Annualized for periods of less than one full year.


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 0.63% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 102 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS

--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                               Glossary of investment terms  103

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.


 104 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-


                                               Glossary of investment terms  105
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.


 106 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES


   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                               Glossary of investment terms  107
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 108 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



                                               Glossary of investment terms  109
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

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

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

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

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 114

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            GROWTH & CORE
                          Janus Adviser Large Cap Growth Fund
                          Janus Adviser Forty Fund
                          Janus Adviser Orion Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Small-Mid Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Fundamental Equity Fund
                          Janus Adviser Contrarian Fund
                          Janus Adviser Balanced Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes nine portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Large Cap Growth Fund......................    2
       Janus Adviser Forty Fund.................................    7
       Janus Adviser Orion Fund.................................   12
       Janus Adviser Mid Cap Growth Fund........................   16
       Janus Adviser Small-Mid Growth Fund......................   21
       Janus Adviser Growth and Income Fund.....................   25
       Janus Adviser Fundamental Equity Fund....................   30
       Janus Adviser Contrarian Fund............................   35
       Janus Adviser Balanced Fund..............................   39
    FEES AND EXPENSES...........................................   44
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   47
       Risks....................................................   51
       Frequently asked questions about certain risks...........   52
       General portfolio policies...............................   56
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   60
       Management expenses......................................   62
       Investment personnel.....................................   65
    OTHER INFORMATION...........................................   72
    DISTRIBUTIONS AND TAXES.....................................   76
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   79
       Distribution and service fees............................   81
       Purchases................................................   81
       Exchanges................................................   82
       Redemptions..............................................   83
       Excessive trading........................................   83
       Shareholder communications...............................   87
    FINANCIAL HIGHLIGHTS........................................   89
    GLOSSARY OF INVESTMENT TERMS................................   99

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LARGE CAP GROWTH FUND

   Large Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of
   September 30, 2007, they ranged from approximately $     billion to $
   billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   LARGE CAP GROWTH FUND - CLASS R



    Annual returns for periods ended 12/31
             21.74%  34.99%  43.63%  (13.58)%  (23.43)%  (26.94)%  30.18%  4.14%  3.68%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                             1 year   5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                             ------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER FORTY FUND

   Forty Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

                                                          Risk/return summary  7

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and

 8 Janus Adviser Series
   expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   FORTY FUND - CLASS R



      Annual returns for periods ended 12/31
                    57.37%  65.85%  (16.58)%  (22.02)%  (16.06)%  18.72%  17.36%  14.29%
                     1998    1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  11

JANUS ADVISER ORION FUND

   Orion Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   ORION FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of
   September 30, 2007, the Fund held stocks of   companies. Of these holdings,
   [  ] comprised approximately   % of the Fund's holdings. Please refer to
   "Availability of Portfolio Holdings Information" in this Prospectus to learn how to access the most recent holdings information. [TO BE UPDATED BY AMENDMENT]


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 12 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class R Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends


                                                         Risk/return summary  13
   and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

ORION FUND - CLASS R



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 3000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.



   After-tax returns are calculated using distributions for the Fund's Class R Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




                                                         Risk/return summary  15

JANUS ADVISER MID CAP GROWTH FUND

   Mid Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

 16 Janus Adviser Series
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from


                                                         Risk/return summary  17

   August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 18 Janus Adviser Series

   MID CAP GROWTH FUND - CLASS R



    Annual returns for periods ended 12/31
           11.91%  33.58%  124.16%  (33.47)%  (39.28)%  (28.08)%  34.35%  20.19%  11.65%
            1997    1998    1999      2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                            1 year   5 years    10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell Midcap(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P MidCap 400 Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

   (3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

                                                         Risk/return summary  19

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 20 Janus Adviser Series

JANUS ADVISER SMALL-MID GROWTH FUND

   Small-Mid Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL-MID GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

                                                         Risk/return summary  21

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and the potential lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class R Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is


 22 Janus Adviser Series
   not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]




   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  23

SMALL-MID GROWTH FUND - CLASS R



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2500(TM) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.



   After-tax returns are calculated using distributions for the Fund's Class R Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




 24 Janus Adviser Series

JANUS ADVISER GROWTH AND INCOME FUND

   Growth and Income Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND seeks long-term capital growth and current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).



   Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Fund's income component may consist of structured securities such as equity-linked structured notes. The Fund is not designed for investors who need consistent income, and the Fund's investment strategies could result in significant fluctuations of income.


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable

                                                         Risk/return summary  25
   to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]


 26 Janus Adviser Series

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  27

   GROWTH AND INCOME FUND - CLASS R



      Annual returns for periods ended 12/31
                          73.20%  (15.59)%  (12.82)%  (19.66)%  23.66%  11.14%  12.03%
                           1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                 1 year    5 years         (5/1/98)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                 --------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

 28 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  29

JANUS ADVISER FUNDAMENTAL EQUITY FUND

   Fundamental Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:


   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).


   The Fund may invest in companies of any size.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 30 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                         Risk/return summary  31

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 32 Janus Adviser Series

   FUNDAMENTAL EQUITY FUND - CLASS R



      Annual returns for periods ended 12/31
                     45.55%  40.94%  (8.31)%  (13.03)%  (17.89)%  23.49%  13.12%  15.43%
                      1998    1999    2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.


                                                         Risk/return summary  33

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 34 Janus Adviser Series

JANUS ADVISER CONTRARIAN FUND

   Contrarian Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   CONTRARIAN FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market

                                                         Risk/return summary  35
   as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class R Shares.


 36 Janus Adviser Series

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  37

CONTRARIAN FUND - CLASS R



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                Morgan Stanley Capital International All Country World
                  Index(SM)(3)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Morgan Stanley Capital International ("MSCI") All Country World Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.



   After-tax returns are calculated using distributions for the Fund's Class R Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 38 Janus Adviser Series

JANUS ADVISER BALANCED FUND

   Balanced Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

                                                         Risk/return summary  39

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Fund invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from


 40 Janus Adviser Series

   August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  41

   BALANCED FUND - CLASS R



    Annual returns for periods ended 12/31
                20.99%  33.36%  25.84%  (2.41)%  (5.07)%  (6.82)%  13.76%  8.16%  7.42%
                 1997    1998    1999    2000     2001     2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                Lehman Brothers Government/Credit Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                Balanced Index(4)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (4) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

 42 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  43

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 44 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class R
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired    Total Annual             Net Annual
                                                   Distribution                  Fund(5)         Fund                    Fund
                                      Management     (12b-1)         Other       Fees and     Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)    Expenses    Expenses(6)    Waivers   Expenses(6)
   Large Cap Growth Fund -
     Class R                            0.64%         0.50%
   Forty Fund -
     Class R                            0.64%         0.50%               (7)
   Orion Fund -
     Class R                            0.64%         0.50%
   Mid Cap Growth Fund -
     Class R                            0.64%         0.50%
   Small-Mid Growth Fund -
     Class R                            0.64%         0.50%
   Growth and Income Fund -
     Class R                            0.62%         0.50%
   Fundamental Equity Fund -
     Class R                            0.60%         0.50%
   Contrarian Fund(8) -
     Class R                                          0.50%
   Balanced Fund -
     Class R                            0.55%         0.50%


 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.




 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Contrarian Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


 (5) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


                                                         Risk/return summary  45

 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (7) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.




 (8) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.




 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Large Cap Growth Fund - Class R
  Forty Fund - Class R
  Orion Fund - Class R
  Mid Cap Growth Fund - Class R
  Small-Mid Growth Fund - Class R
  Growth and Income Fund - Class R
  Fundamental Equity Fund - Class R
  Contrarian Fund(1) - Class R
  Balanced Fund - Class R



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 46 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

   GROWTH AND INCOME FUND and BALANCED FUND may each emphasize varying degrees of income. In the case of Growth and Income Fund and Balanced Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds' investments may be incidental to their investment objectives.

   CONTRARIAN FUND emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally

                                   Principal investment strategies and risks  47
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Fund, Mid Cap Growth Fund, and Small-Mid Growth Fund. The other Funds offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?

   Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Fund.

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 50-60% of its net assets. In addition, the Funds' income component may consist of dividend-paying stocks which exhibit growth characteristics.

 48 Janus Adviser Series

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


   The growth component of the Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential. Growth and Income Fund may also utilize swaps as a means to gain exposure to certain common stocks.


7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of Growth and Income Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Fund's income component may also exhibit growth characteristics. Growth and Income Fund's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms." The income component of Balanced Fund's holdings will consist primarily of fixed-income securities.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND OR BALANCED FUND INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Growth and Income Fund's and Balanced Fund's holdings may include fixed-income securities.


                                   Principal investment strategies and risks  49

9. HOW DOES THE PORTFOLIO MANAGER OF CONTRARIAN FUND DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?


   A company may be undervalued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.


10. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government

 50 Janus Adviser Series
   securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs.


                                   Principal investment strategies and risks  51

   Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY FUND, ORION FUND, AND CONTRARIAN FUND AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund. Since Forty Fund normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

2. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 52 Janus Adviser Series

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Contrarian Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

                                   Principal investment strategies and risks  53
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

 54 Janus Adviser Series

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

8. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


9. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.



10. WHAT ARE THE RISKS ASSOCIATED WITH SWAPS?



   Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment


                                   Principal investment strategies and risks  55
   obligations to the Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements also bear the risk that a Fund may not be able to meet its obligation to the counterparty. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce a Fund's total return. Various types of swaps such as credit default, equity, interest rate and total return swaps are described in the "Glossary of Investment Terms."


11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


 56 Janus Adviser Series

   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                                   Principal investment strategies and risks  57

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of Large Cap Growth Fund's, Mid Cap Growth Fund's, Small-Mid Growth Fund's, Fundamental Equity Fund's, and Contrarian Fund's assets and 35% or less of each of the other Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Balanced Fund only, no more than 20% of the Fund's total assets)


   ILLIQUID INVESTMENTS
   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under

 58 Janus Adviser Series
   procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  59

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 60 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  61

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                      Contractual           Actual Investment
                                Average Daily         Investment             Advisory Fee (%)
                                 Net Assets       Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                          of Fund           (annual rate)            July 31, 2007)
--------------------------------------------------------------------------------------------------
   Large Cap Growth Fund      All Asset Levels           0.64
   Forty Fund                 All Asset Levels           0.64
   Orion Fund                 All Asset Levels           0.64
   Mid Cap Growth Fund        All Asset Levels           0.64
   Small-Mid Growth Fund      All Asset Levels           0.64
   Growth and Income Fund     All Asset Levels           0.62
   Fundamental Equity Fund    All Asset Levels           0.60
   Balanced Fund              All Asset Levels           0.55
--------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                      Actual Investment
                                                   Performance      Advisory Fee (%) (for
                                                    Hurdle vs.      the fiscal year ended
Fund Name                       Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------
   Contrarian Fund                 0.64                +/-7.00%



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on


 62 Janus Adviser Series
    annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   CONTRARIAN FUND



   For Contrarian Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                   Benchmark Index
------------------------------------------------------------------------------
   Contrarian Fund                                          S&P 500(R) Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Contrarian Fund.


                                                     Management of the Funds  63

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 64 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. Mr. Coleman also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered
     Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Janus Adviser Growth and Income Fund from
     August 2000 to December 2003. He is also Portfolio Manager of other
     Janus accounts. He joined Janus Capital in 1995 as a research analyst.
     Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

DAVID C. DECKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since its inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  65

CHAD MEADE
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.


MARC PINTO, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. He holds the Chartered Financial Analyst designation.


RON SACHS, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since its inception. Mr. Sachs was Portfolio Manager of Janus Adviser Small-Mid Growth Fund from August 2005 to June 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

 66 Janus Adviser Series

BRIAN A. SCHAUB, CFA
--------------------------------------------------------------------------------

     is Executive Vice President Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Schaub holds the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Forty Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Fund.


MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser
     Growth and Income Fund and Janus Adviser Fundamental Equity Fund, which he has managed since January 2004 and May 2005, respectively. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus
     Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College.
     Mr. Sohn holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  67

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 68 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER ORION FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF CONCENTRATED ALL CAP GROWTH COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Concentrated All Cap Growth Composite. The accounts in the Composite are managed by Ron Sachs and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000(R) Growth Index is the benchmark index for the Fund and the Composite. In addition, the S&P 500(R) Index is a secondary benchmark for the Composite.


   As of September 30, 2007, the Concentrated All Cap Growth Composite consisted
   of [          ] advisory accounts, [          ] of which are mutual fund
   portfolios. As of this date, the total assets of the Concentrated All Cap Growth Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Concentrated All Cap Growth Composite
    Russell 3000(R) Growth Index(2)
    S&P 500(R) Index(3)
                                                       ------------------------------------


   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                     Management of the Funds  69

   JANUS ADVISER CONTRARIAN FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS CONTRARIAN COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus Contrarian Composite. The accounts in the Composite are managed by David Decker and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500(R) Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus Contrarian Composite consisted of
   [          ] advisory accounts, including [          ] mutual fund
   portfolios. As of this date, the total assets of the Janus Contrarian Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower. Account returns reflect the reinvestment of dividends and other earnings.


   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Janus Contrarian Composite
    S&P 500(R) Index(2)
                                                       ------------------------------------


   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.

 70 Janus Adviser Series

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                     Management of the Funds  71

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 72 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


                                                           Other information  73
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


 74 Janus Adviser Series

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  75

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September, and December. Dividends for the other Funds are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

 76 Janus Adviser Series
   tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


                                                     Distributions and taxes  77

   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant

                                                         Shareholder's guide  79
   events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

 80 Janus Adviser Series

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

                                                         Shareholder's guide  81
   that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.


   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

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REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.



   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

                                                         Shareholder's guide  83

   The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries

 84 Janus Adviser Series
   that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

                                                         Shareholder's guide  85

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.


 86 Janus Adviser Series

   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

                                                         Shareholder's guide  87

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 88 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions). Class R Shares of the Funds first became available on September 30, 2004.


                                                        Financial highlights  89

LARGE CAP GROWTH FUND - CLASS R
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $20.98        $18.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      (0.05)        (0.03)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.18          2.21
 Total from investment operations                    0.13          2.18
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --            --
 Distributions from net realized
   gains                                               --            --
 Total distributions                                   --            --
 NET ASSET VALUE, END OF PERIOD                    $21.11        $20.98
 Total return(2)                                    0.62%        11.60%
 Net assets, end of period (in
   thousands)                                         $11           $11
 Average net assets for the period
   (in thousands)                                     $11           $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.41%         1.41%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.41%         1.41%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      (0.25)%       (0.44)%
 Portfolio turnover rate(3)                           81%           62%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.53% in 2006 and 1.46% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 90 Janus Adviser Series

FORTY FUND - CLASS R
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $27.28        $22.32
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.05        (0.05)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.85          5.01
 Total from investment operations                    0.90          4.96
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --            --
 Distributions from net realized
   gains                                               --            --
 Total distributions                                   --            --
 NET ASSET VALUE, END OF PERIOD                    $28.18        $27.28
 Total return(2)                                    3.30%        22.22%
 Net assets, end of period (in
   thousands)                                      $6,849           $12
 Average net assets for the period
   (in thousands)                                  $2,130           $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.45%(6)      1.42%
 Ratio of net expenses to average
   net assets(3)(7)                                 1.44%(6)      1.42%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.05%       (0.51)%
 Portfolio turnover rate(3)                           55%           45%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) Ratio of gross expenses to average net assets and ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 1.42% and 1.42%, respectively, without the inclusion of dividends on short positions.
(6) The expense ratio reflects expenses after any expense offset arrangements.



                                                        Financial highlights  91

ORION FUND - CLASS R
---------------------------------------------------------
                                          Years ended
                                            July 31
                                        2007       2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      (0.02)
 Net gain/(loss) on securities
   (both realized and unrealized                     0.85
 Total from investment operations                    0.83
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --
 Distributions from net realized
   gains                                               --
 Total distributions                                   --
 NET ASSET VALUE, END OF PERIOD                    $10.83
 Total return                                       8.30%
 Net assets, end of period (in
   thousands)                                        $271
 Average net assets for the period
   (in thousands)                                    $267
 Ratio of gross expenses to average
   net assets(1)(2)                                 2.04%
 Ratio of net expenses to average
   net assets(3)                                    1.97%
 Ratio of net investment
   income/(loss) to average net
   assets                                         (0.41%)
 Portfolio turnover rate                              57%
---------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 24.70% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 92 Janus Adviser Series

MID CAP GROWTH FUND - CLASS R
-------------------------------------------------------------------------
                                                   Years or
                                                 Period ended
                                                   July 31
                                       2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $26.68        $21.75
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.01        (0.03)
 Net gain/(loss) on securities
   (both realized and unrealized)                      1.12          4.96
 Total from investment operations                      1.13          4.93
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --            --
 Distributions from net realized
   gains                                                 --            --
 Total distributions                                     --            --
 NET ASSET VALUE, END OF PERIOD                      $27.81        $26.68
 Total return(2)                                      4.24%        22.67%
 Net assets, end of period (in
   thousands)                                          $234           $12
 Average net assets for the period
   (in thousands)                                       $49           $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                1.41%         1.40%
 Ratio of net expenses to average
   net assets(3)(6)                                   1.40%         1.40%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        (0.64)%       (0.75)%
 Portfolio turnover rate(3)                             43%           32%
-------------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.71% in 2006 and 1.55% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  93

SMALL-MID GROWTH FUND - CLASS R
--------------------------------------------------------
                                          Years ended
                                            July 31
                                        2007      2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                     (0.03)
 Net gain/(loss) on securities
   (both realized and unrealized)                   0.62
 Total from investment operations                   0.59
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                             --
 Distributions from net realized
   gains                                              --
 Total distributions                                  --
 NET ASSET VALUE, END OF PERIOD                   $10.59
 Total return                                      5.90%
 Net assets, end of period (in
   thousands)                                       $345
 Average net assets for the period
   (in thousands)                                   $280
 Ratio of gross expenses to average
   net assets(1)(2)                                2.02%
 Ratio of net expenses to average
   net assets(3)                                   1.98%
 Ratio of net investment
   income/(loss) to average net
   assets                                        (0.60)%
 Portfolio turnover rate                            261%
--------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 20.99% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 94 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS R
-------------------------------------------------------------------------
                                                   Years or
                                                 Period ended
                                                   July 31
                                       2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $17.28       $14.64
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.21         0.03
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.60         2.63
 Total from investment operations                      0.81         2.66
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                            (0.25)       (0.02)
 Distributions from net realized
   gains                                             (0.23)           --
 Total distributions                                 (0.48)       (0.02)
 NET ASSET VALUE, END OF PERIOD                      $17.61       $17.28
 Total return(2)                                      4.65%       18.18%
 Net assets, end of period (in
   thousands)                                        $1,860          $12
 Average net assets for the period
   (in thousands)                                      $661          $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                1.50%        1.46%
 Ratio of net expenses to average
   net assets(3)(6)                                   1.49%        1.46%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                          1.53%        0.19%
 Portfolio turnover rate(3)                             42%          43%
-------------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.50% in 2006 and 1.46% in 2005 before expense offsets incurred by the Fund.

(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  95

FUNDAMENTAL EQUITY FUND - CLASS R
---------------------------------------------------------------------
                                          Years or Period ended
                                                 July 31
                                      2007        2006        2005(2)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $19.49       $17.05
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.01           --
 Net gain/(loss) on securities
   (both realized and unrealized)                  1.84         2.97
 Total from investment operations                  1.85         2.97
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                        (0.02)           --
 Distributions from net realized
   gains                                         (2.08)       (0.53)
 Payment from affiliate                              --(3)        --
 Total distributions and other                   (2.10)       (0.53)
 NET ASSET VALUE, END OF PERIOD                  $19.24       $19.49
 Total return(4)                                  9.57%(5)    17.65%
 Net assets, end of period (in
   thousands)                                       $54          $12
 Average net assets for the period
   (in thousands)                                   $26          $11
 Ratio of gross expenses to average
   net assets(6)(7)(8)                            1.46%        1.45%
 Ratio of net expenses to average
   net assets(6)(9)                               1.45%        1.45%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                      0.01%        0.03%
 Portfolio turnover rate(6)                         48%          80%
---------------------------------------------------------------------



(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.


(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.


(3) Total return not annualized for periods of less than one year.


(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%


(5) Annualized for periods of less than one full year.


(6) The expense ratio reflects expenses prior to any expense offset arrangements.


(7) The ratio was 1.77% in 2006 and 1.75% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.


(8) The expense ratio reflects expenses after any expense offset arrangements.


 96 Janus Adviser Series

CONTRARIAN FUND - CLASS R
---------------------------------------------------------------
                                             Years ended
                                               July 31
                                        2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.91
 Total from investment operations                       0.95
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                 --
 Distributions from net realized
   gains                                              (0.01)
 Total distributions                                  (0.01)
 NET ASSET VALUE, END OF PERIOD                       $10.94
 Total return                                          9.49%
 Net assets, end of period (in
   thousands)                                           $276
 Average net assets for the period
   (in thousands)                                       $270
 Ratio of gross expenses to average
   net assets(1)(2)                                    1.98%
 Ratio of net expenses to average
   net assets(3)                                       1.97%
 Ratio of net investment
   income/(loss) to average net
   assets                                              0.46%
 Portfolio turnover rate                                 37%
---------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 18.91% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  97

BALANCED FUND - CLASS R
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $25.92       $23.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.37         0.28
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.90         2.12
 Total from investment operations                    1.27         2.40
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.40)       (0.28)
 Distributions from net realized
   gains                                           (0.54)           --
 Payment from affiliate                                --           --(2)
 Total distributions and other                     (0.94)       (0.28)
 NET ASSET VALUE, END OF PERIOD                    $26.25       $25.92
 Total return(3)                                    4.95%       10.14%(4)
 Net assets, end of period (in
   thousands)                                         $35          $11
 Average net assets for the period
   (in thousands)                                     $23          $10
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.32%        1.31%
 Ratio of net expenses to average
   net assets(5)(8)                                 1.32%        1.31%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        1.38%        1.36%
 Portfolio turnover rate(5)                           49%          47%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the period end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.



(7) The ratio was 1.38% in 2006 and 1.32% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.


(8) The expense ratio reflects expenses after any expense offset arrangements.


 98 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  99

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 100 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                               Glossary of investment terms  101
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 102 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                               Glossary of investment terms  103
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 104 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



                                               Glossary of investment terms  105

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            GROWTH & CORE
                          Janus Adviser Large Cap Growth Fund
                          Janus Adviser Forty Fund
                          Janus Adviser Orion Fund
                          Janus Adviser Mid Cap Growth Fund
                          Janus Adviser Small-Mid Growth Fund
                          Janus Adviser Growth and Income Fund
                          Janus Adviser Fundamental Equity Fund
                          Janus Adviser Contrarian Fund
                          Janus Adviser Balanced Fund

                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes nine portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Large Cap Growth Fund......................    2
       Janus Adviser Forty Fund.................................    7
       Janus Adviser Orion Fund.................................   12
       Janus Adviser Mid Cap Growth Fund........................   16
       Janus Adviser Small-Mid Growth Fund......................   21
       Janus Adviser Growth and Income Fund.....................   25
       Janus Adviser Fundamental Equity Fund....................   30
       Janus Adviser Contrarian Fund............................   35
       Janus Adviser Balanced Fund..............................   39
    FEES AND EXPENSES...........................................   44
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   47
       Risks....................................................   51
       Frequently asked questions about certain risks...........   52
       General portfolio policies...............................   56
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   60
       Management expenses......................................   62
       Investment personnel.....................................   65
    OTHER INFORMATION...........................................   72
    DISTRIBUTIONS AND TAXES.....................................   76
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   79
       Distribution and service fees............................   81
       Purchases................................................   81
       Exchanges................................................   82
       Redemptions..............................................   83
       Excessive trading........................................   84
       Shareholder communications...............................   88
    FINANCIAL HIGHLIGHTS........................................   89
    GLOSSARY OF INVESTMENT TERMS................................   99

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LARGE CAP GROWTH FUND

   Large Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of
   September 30, 2007, they ranged from approximately $     billion to $
   billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen

                                                          Risk/return summary  3

   Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   LARGE CAP GROWTH FUND - CLASS S


    Annual returns for periods ended 12/31
             21.74%  34.99%  44.12%  (13.10)%  (23.23)%  (26.49)%  30.18%  4.49%  3.96%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                             1 year   5 years   10 years        (9/13/93)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                             ------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

 4 Janus Adviser Series

   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 6 Janus Adviser Series

JANUS ADVISER FORTY FUND

   Forty Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio

                                                          Risk/return summary  7
   decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume


 8 Janus Adviser Series
   reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   FORTY FUND - CLASS S


      Annual returns for periods ended 12/31
                    57.37%  66.16%  (16.34)%  (21.83)%  (15.85)%  18.92%  17.64%  14.60%
                     1998    1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                S&P 500(R) Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                         Risk/return summary  11

JANUS ADVISER ORION FUND

   Orion Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   ORION FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of
   September 30, 2007, the Fund held stocks of   companies. Of these holdings,
   [  ] comprised approximately   % of the Fund's holdings. Please refer to
   "Availability of Portfolio Holdings Information" in this Prospectus to learn how to access the most recent holdings information. [TO BE UPDATED BY AMENDMENT]


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 12 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class S Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class S Shares.


                                                         Risk/return summary  13

   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

ORION FUND - CLASS S



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 3000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.



   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                         Risk/return summary  15

JANUS ADVISER MID CAP GROWTH FUND

   Mid Cap Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

 16 Janus Adviser Series
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series

                                                         Risk/return summary  17
   prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 18 Janus Adviser Series

   MID CAP GROWTH FUND - CLASS S


    Annual returns for periods ended 12/31
           11.91%  33.58%  124.34%  (32.99)%  (39.02)%  (27.72)%  34.41%  20.41%  11.93%
            1997    1998    1999      2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                            1 year   5 years    10 years        (9/13/93)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Russell Midcap(R) Growth Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                S&P MidCap 400 Index(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

   (3) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

                                                         Risk/return summary  19

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 20 Janus Adviser Series

JANUS ADVISER SMALL-MID GROWTH FUND

   Small-Mid Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL-MID GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

                                                         Risk/return summary  21

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund invests its equity assets in securities issued by small- and medium-sized companies. Due to inherent risks such as limited product lines and/or operating history, competitive threats, limited financial resources, and the potential lack of management depth, small- and medium-sized companies tend to be more volatile than securities issued by larger or more established companies. As a result, these holdings could have a significant impact or negative effect on the Fund's returns.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class S Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class S Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is


 22 Janus Adviser Series
   not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  23

SMALL-MID GROWTH FUND - CLASS S



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2500(TM) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.



   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 24 Janus Adviser Series

JANUS ADVISER GROWTH AND INCOME FUND

   Growth and Income Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME FUND seeks long-term capital growth and current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).



   Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Fund's income component may consist of structured securities such as equity-linked structured notes. The Fund is not designed for investors who need consistent income, and the Fund's investment strategies could result in significant fluctuations of income.


   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable

                                                         Risk/return summary  25
   to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]


 26 Janus Adviser Series

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  27

   GROWTH AND INCOME FUND - CLASS S


      Annual returns for periods ended 12/31
                          73.20%  (15.40)%  (12.82)%  (19.45)%  23.94%  11.45%  12.29%
                           1999     2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                 1 year    5 years         (5/1/98)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                 --------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

 28 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                         Risk/return summary  29

JANUS ADVISER FUNDAMENTAL EQUITY FUND

   Fundamental Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:


   - domestic and foreign common stocks;
   - preferred stocks;
   - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and

   - other securities with equity characteristics (including the use of swaps).


   The Fund may invest in companies of any size.



   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


 30 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.

                                                         Risk/return summary  31

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 32 Janus Adviser Series

   FUNDAMENTAL EQUITY FUND - CLASS S



      Annual returns for periods ended 12/31
                     45.55%  40.94%  (8.31)%  (13.03)%  (17.86)%  23.62%  13.62%  15.73%
                      1998    1999    2000      2001      2002     2003    2004    2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                   1 year   5 years        (5/1/97)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of
                    Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                Russell 1000(R) Growth Index(3)
                  (reflects no deduction for expenses, fees, or
                    taxes)
                                                                   ------------------------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.


                                                         Risk/return summary  33

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 34 Janus Adviser Series

JANUS ADVISER CONTRARIAN FUND

   Contrarian Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   CONTRARIAN FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market

                                                         Risk/return summary  35
   as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
   As of July 31, 2007, approximately      % of the Fund's investments were in
   emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   Class S Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class S Shares.


 36 Janus Adviser Series

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  37

CONTRARIAN FUND - CLASS S



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                Morgan Stanley Capital International All Country World
                  IndexSM(3)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


   (3) The Morgan Stanley Capital International ("MSCI") All Country World Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.



   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


 38 Janus Adviser Series

JANUS ADVISER BALANCED FUND

   Balanced Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

                                                         Risk/return summary  39

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The income component of the Fund's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Fund invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series

 40 Janus Adviser Series
   prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  41

   BALANCED FUND - CLASS S


    Annual returns for periods ended 12/31
                20.99%  33.59%  26.13%  (2.17)%  (4.84)%  (6.57)%  14.01%  8.42%  7.67%
                 1997    1998    1999    2000     2001     2002     2003   2004   2005   2006

    Best Quarter:     Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                             1 year   5 years   10 years        (9/13/93)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                Lehman Brothers Government/Credit Index(3)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                Balanced Index(4)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                                                             ------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

   (3) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (4) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

 42 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.



   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                         Risk/return summary  43

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 44 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class S
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired    Total Annual             Net Annual
                                                   Distribution                  Fund(5)         Fund                    Fund
                                      Management     (12b-1)         Other       Fees and     Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)    Expenses    Expenses(6)    Waivers   Expenses(6)
  Large Cap Growth Fund -
   Class S                              0.64%         0.25%
  Forty Fund -
   Class S                              0.64%         0.25%               (7)
  Orion Fund -
   Class S                              0.64%         0.25%
  Mid Cap Growth Fund -
   Class S                              0.64%         0.25%
  Small-Mid Growth Fund -
   Class S                              0.64%         0.25%
  Growth and Income Fund -
   Class S                              0.62%         0.25%
  Fundamental Equity Fund -
   Class S                              0.60%         0.25%
  Contrarian Fund(8) -
   Class S                                            0.25%
  Balanced Fund -
   Class S                              0.55%         0.25%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Contrarian Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


 (5) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


                                                         Risk/return summary  45

 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (7) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.




 (8) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.




 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Large Cap Growth Fund - Class S
  Forty Fund - Class S
  Orion Fund - Class S
  Mid Cap Growth Fund - Class S
  Small-Mid Growth Fund - Class S
  Growth and Income Fund - Class S
  Fundamental Equity Fund - Class S
  Contrarian Fund(1) - Class S
  Balanced Fund - Class S



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 46 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

   GROWTH AND INCOME FUND and BALANCED FUND may each emphasize varying degrees of income. In the case of Growth and Income Fund and Balanced Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds' investments may be incidental to their investment objectives.

   CONTRARIAN FUND emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally

                                   Principal investment strategies and risks  47
   selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Fund, Mid Cap Growth Fund, and Small-Mid Growth Fund. The other Funds offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW DO GROWTH AND INCOME FUND AND BALANCED FUND DIFFER FROM EACH OTHER?

   Growth and Income Fund will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Fund places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Fund is expected to be less volatile than Growth and Income Fund. Growth and Income Fund places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Fund.

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund and Balanced Fund shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Fund will place a greater emphasis on the growth component. Growth and Income Fund's growth component will normally be up to 75% of its net assets. Balanced Fund's growth component will normally be 50-60% of its net assets. In addition, the Funds' income component may consist of dividend-paying stocks which exhibit growth characteristics.

 48 Janus Adviser Series

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?


   The growth component of the Funds' portfolios is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential. Growth and Income Fund may also utilize swaps as a means to gain exposure to certain common stocks.


7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME FUND'S AND BALANCED FUND'S PORTFOLIOS?

   Growth and Income Fund's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of Growth and Income Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Fund's income component may also exhibit growth characteristics. Growth and Income Fund's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms." The income component of Balanced Fund's holdings will consist primarily of fixed-income securities.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME FUND OR BALANCED FUND INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Growth and Income Fund's and Balanced Fund's holdings may include fixed-income securities.


                                   Principal investment strategies and risks  49

9. HOW DOES THE PORTFOLIO MANAGER OF CONTRARIAN FUND DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?


   A company may be undervalued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.


10. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government

 50 Janus Adviser Series
   securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs.


                                   Principal investment strategies and risks  51

   Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY FUND, ORION FUND, AND CONTRARIAN FUND AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund. Since Forty Fund normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

2. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 52 Janus Adviser Series

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Contrarian Fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

                                   Principal investment strategies and risks  53
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

 54 Janus Adviser Series

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

8. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


9. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.



10. WHAT ARE THE RISKS ASSOCIATED WITH SWAPS?



   Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment


                                   Principal investment strategies and risks  55
   obligations to the Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements also bear the risk that a Fund may not be able to meet its obligation to the counterparty. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce a Fund's total return. Various types of swaps such as credit default, equity, interest rate and total return swaps are described in the "Glossary of Investment Terms."


11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


 56 Janus Adviser Series

   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                                   Principal investment strategies and risks  57

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of Large Cap Growth Fund's, Mid Cap Growth Fund's, Small-Mid Growth Fund's, Fundamental Equity Fund's, and Contrarian Fund's assets and 35% or less of each of the other Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Balanced Fund only, no more than 20% of the Fund's total assets)


   ILLIQUID INVESTMENTS
   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under

 58 Janus Adviser Series
   procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  59

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 60 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  61

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Large Cap Growth Fund        All Asset Levels          0.64
   Forty Fund                   All Asset Levels          0.64
   Orion Fund                   All Asset Levels          0.64
   Mid Cap Growth Fund          All Asset Levels          0.64
   Small-Mid Growth Fund        All Asset Levels          0.64
   Growth and Income Fund       All Asset Levels          0.62
   Fundamental Equity Fund      All Asset Levels          0.60
   Balanced Fund                All Asset Levels          0.55
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Contrarian Fund                       0.64               +/-7.00%
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on


 62 Janus Adviser Series
    annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   CONTRARIAN FUND



   For Contrarian Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Contrarian Fund                                S&P 500(R) Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Contrarian Fund.


                                                     Management of the Funds  63

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 64 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Janus Adviser Mid Cap Growth Fund, which he has managed since February 2002. Mr. Coleman also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered
     Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Large Cap Growth Fund, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Janus Adviser Growth and Income Fund from
     August 2000 to December 2003. He is also Portfolio Manager of other
     Janus accounts. He joined Janus Capital in 1995 as a research analyst.
     Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

DAVID C. DECKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Contrarian Fund, which he has managed since its inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  65

CHAD MEADE
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Meade joined Janus Capital in August 2001 as an equity research analyst. Prior to joining Janus Capital, Mr. Meade worked as a financial analyst for Goldman Sachs' global investment research team. He holds a Bachelor's degree (summa cum laude) in Finance from Virginia Tech. Mr. Meade and Brian A. Schaub are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.


MARC PINTO, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. He holds the Chartered Financial Analyst designation.


RON SACHS, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Orion Fund, which he has managed since its inception. Mr. Sachs was Portfolio Manager of Janus Adviser Small-Mid Growth Fund from August 2005 to June 2006. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. Mr. Sachs holds a Bachelor's degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

 66 Janus Adviser Series

BRIAN A. SCHAUB, CFA
--------------------------------------------------------------------------------

     is Executive Vice President Co-Portfolio Manager of Janus Adviser Small-Mid Growth Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor's degree (cum laude) in Economics from Williams College. Mr. Schaub and Chad Meade are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Schaub holds the Chartered Financial Analyst designation.


SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Forty Fund, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Fund.


MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser
     Growth and Income Fund and Janus Adviser Fundamental Equity Fund, which he has managed since January 2004 and May 2005, respectively. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus
     Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College.
     Mr. Sohn holds the Chartered Financial Analyst designation.

                                                     Management of the Funds  67

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 68 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER ORION FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF CONCENTRATED ALL CAP GROWTH COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Concentrated All Cap Growth Composite. The accounts in the Composite are managed by Ron Sachs and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Orion Fund. The Russell 3000(R) Growth Index is the benchmark index for the Fund and the Composite. In addition, the S&P 500(R) Index is a secondary benchmark for the Composite.


   As of September 30, 2007, the Concentrated All Cap Growth Composite consisted
   of [          ] advisory accounts, [          ] of which are mutual fund
   portfolios. As of this date, the total assets of the Concentrated All Cap Growth Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Orion Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Concentrated All Cap Growth Composite
    Russell 3000(R) Growth Index(2)
    S&P 500(R) Index(3)
                                                       ------------------------------------


   (1) The inception date of the Composite was July 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the Russell 3000(R) Growth Index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth indices.


   (3) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                     Management of the Funds  69

   JANUS ADVISER CONTRARIAN FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS CONTRARIAN COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus Contrarian Composite. The accounts in the Composite are managed by David Decker and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser Contrarian Fund. The S&P 500(R) Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus Contrarian Composite consisted of
   [          ] advisory accounts, including [          ] mutual fund
   portfolios. As of this date, the total assets of the Janus Contrarian Composite were approximately $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser Contrarian Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. In addition, except for the mutual fund accounts in the Composite, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Janus Adviser Contrarian Fund. Therefore, if the Composite was subject to the fees and expenses payable by the Fund, then the performance of the Composite for the periods shown would be lower. Account returns reflect the reinvestment of dividends and other earnings.

 70 Janus Adviser Series

   Except for the mutual fund accounts, the accounts in the Composite were not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                        Average annual total return for periods ended 09/30/07
                                        ------------------------------------------------------
                                                       1 year    5 years    Since Inception(1)
    Janus Contrarian Composite
    S&P 500(R) Index(2)
                                                       ------------------------------------


   (1) The inception date of the Composite was March 1, 2000. Total returns and expenses are not annualized for the first year of operations.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                     Management of the Funds  71

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 72 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


                                                           Other information  73
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


 74 Janus Adviser Series

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  75

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Dividends for Growth and Income Fund and Balanced Fund are normally declared and distributed in March, June, September, and December. Dividends for the other Funds are normally declared and distributed in December. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

 76 Janus Adviser Series
   tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


                                                     Distributions and taxes  77

   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 78 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  79
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

 80 Janus Adviser Series

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

                                                         Shareholder's guide  81
   certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

 82 Janus Adviser Series
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.


   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its

                                                         Shareholder's guide  83
   discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

 84 Janus Adviser Series

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic

                                                         Shareholder's guide  85
   purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will

 86 Janus Adviser Series
   be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.


                                                         Shareholder's guide  87

   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 88 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  89

LARGE CAP GROWTH FUND - CLASS S
-----------------------------------------------------------------------------------------------------------
                                                               Years ended July 31
                                         2007           2006           2005           2004           2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                               $21.02         $19.02         $17.42         $16.08
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               --(1)          --(1)          --(1)          --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)                         0.19           2.00           1.60           1.34
 Total from investment operations                         0.19           2.00           1.60           1.34
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                   --             --             --             --
 Distributions from net realized
   gains                                                    --             --             --             --
 Payment from affiliate                                     --             --(2)          --(2)          --
 Total distributions and other                              --             --             --             --
 NET ASSET VALUE, END OF PERIOD                         $21.21         $21.02         $19.02         $17.42
 Total return                                            0.90%         10.52%(3)       9.18%(3)       8.40%
 Net assets, end of period (in
   thousands)                                         $153,641       $217,357       $327,901       $404,787
 Average net assets for the period
   (in thousands)                                     $190,386       $265,702       $399,852       $328,576
 Ratio of gross expenses to average
   net assets(4)(5)                                      1.16%          1.16%          1.17%          1.17%
 Ratio of net expenses to average
   net assets(6)                                         1.16%          1.16%          1.17%          1.17%
 Ratio of net investment
   income/(loss) to average net
   assets                                              (0.02)%        (0.24)%        (0.39)%        (0.39)%
 Portfolio turnover rate                                   81%            62%            27%            43%
-----------------------------------------------------------------------------------------------------------


(1) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.27% in 2006, 1.22% in 2005, 1.19% in 2004, 1.20% in 2003,
    and 1.21% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 90 Janus Adviser Series

FORTY FUND - CLASS S
--------------------------------------------------------------------------------------------------------------------
                                                                    Years ended July 31
                                          2007            2006             2005             2004             2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                                   $27.34           $21.17           $19.56           $18.75
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                0.02               --(1)            --(1)            --(1)
 Net gain/(loss) on securities
  (both realized and unrealized)                             0.94             6.17             1.61             0.82
 Total from investment operations                            0.96             6.17             1.61             0.82
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income                                                       --               --               --           (0.01)
 Distributions from net realized
  gains                                                        --               --               --               --
 Return of Capital                                             --               --               --               --(2)
 Payment from affiliate                                        --(3)            --(3)            --(3)            --
 Total distributions and other                                 --               --               --           (0.01)
 NET ASSET VALUE, END OF PERIOD                            $28.30           $27.34           $21.17           $19.56
 Total return                                               3.51%(4)        29.15%(4)         8.23%(4)         4.34%
 Net assets, end of period (in
  thousands)                                           $1,440,502       $1,085,499       $1,027,945       $1,069,694
 Average net assets for the period
  (in thousands)                                       $1,326,557       $1,079,025       $1,107,254         $763,621
 Ratio of gross expenses to average
  net assets(5)(6)                                          1.18%(7)         1.16%            1.17%            1.18%
 Ratio of net expenses to average
  net assets(8)                                             1.18%(7)         1.16%            1.17%            1.18%
 Ratio of net investment
  income/(loss) to average net
  assets                                                    0.08%          (0.22)%          (0.28)%          (0.13)%
 Portfolio turnover rate                                      55%              45%              38%              41%
--------------------------------------------------------------------------------------------------------------------


(1) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Return of capital aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 1.18% in 2006, 1.16% in 2005, 1.17% in 2004, 1.19% in 2003,
    and 1.18% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(7) Ratio of gross expenses to average net assets and ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 1.17% and 1.17%, respectively, without the inclusion of dividends on short positions.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  91

ORION FUND - CLASS S
-----------------------------------------------------------
                                          Years ended
                                            July 31
                                       2007          2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.85
 Total from investment operations                      0.86
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                                 --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $10.86
 Total return                                         8.60%
 Net assets, end of period (in
   thousands)                                          $306
 Average net assets for the period
   (in thousands)                                      $284
 Ratio of gross expenses to average
   net assets(1)(2)                                   1.79%
 Ratio of net expenses to average
   net assets(3)                                      1.72%
 Ratio of net investment
   income/(loss) to average net
   assets                                           (0.17)%
 Portfolio turnover rate                                57%
-----------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 23.86% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 92 Janus Adviser Series

MID CAP GROWTH FUND - CLASS S
---------------------------------------------------------------------------------------------------------
                                                              Years ended July 31
                                         2007          2006          2005           2004           2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                              $26.73        $21.07         $18.35         $15.86
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                              --(1)         --(1)          --(1)          --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)                        1.20          5.66           2.72           2.49
 Total from investment operations                        1.20          5.66           2.72           2.49
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                  --            --             --             --
 Distributions from net realized
   gains                                                   --            --             --             --
 Payment from affiliate                                    --            --(2)          --             --
 Total distributions and other                             --            --             --             --
 NET ASSET VALUE, END OF PERIOD                        $27.93        $26.73         $21.07         $18.35
 Total return                                           4.49%        26.86%(3)      14.82%         15.70%
 Net assets, end of period (in
   thousands)                                         $89,396       $96,514        $99,563       $267,000
 Average net assets for the period
   (in thousands)                                     $98,218       $99,738       $231,067       $233,967
 Ratio of gross expenses to average
   net assets(4)(5)                                     1.15%         1.15%          1.16%          1.16%
 Ratio of net expenses to average
   net assets(6)                                        1.15%         1.15%          1.16%          1.16%
 Ratio of net investment
   income/(loss) to average net
   assets                                             (0.38)%       (0.49)%        (0.62)%        (0.56)%
 Portfolio turnover rate                                  43%           32%            30%            43%
---------------------------------------------------------------------------------------------------------


(1) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.38% in 2006, 1.30% in 2005, 1.22% in 2004, 1.22% in 2003,
    and 1.20% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  93

SMALL-MID GROWTH FUND - CLASS S
-----------------------------------------------------------
                                          Years ended
                                            July 31
                                       2007          2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.63
 Total from investment operations                      0.62
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                                 --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $10.62
 Total return                                         6.20%
 Net assets, end of period (in
   thousands)                                          $366
 Average net assets for the period
   (in thousands)                                      $317
 Ratio of gross expenses to average
   net assets(1)(2)                                   1.77%
 Ratio of net expenses to average
   net assets(3)                                      1.73%
 Ratio of net investment
   income/(loss) to average net
   assets                                           (0.33)%
 Portfolio turnover rate                               261%
-----------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 19.38% in 2006 before waiver of certain fees and expenses offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 94 Janus Adviser Series

GROWTH AND INCOME FUND - CLASS S
--------------------------------------------------------------------------------------------------------------
                                                                 Years ended July 31
                                         2007           2006            2005           2004            2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                                 $17.30         $14.42          $13.26          $12.49
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                              0.18           0.06            0.01            0.05
 Net gain/(loss) on securities
  (both realized and unrealized)                           0.67           2.86            1.16            0.77
 Total from investment operations                          0.85           2.92            1.17            0.82
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income                                                 (0.16)         (0.04)          (0.01)          (0.05)
 Distributions from net realized
  gains                                                  (0.23)             --              --              --
 Payment from affiliate                                      --             --(1)           --              --
 Total distributions and other                           (0.39)         (0.04)          (0.01)          (0.05)
 NET ASSET VALUE, END OF PERIOD                          $17.76         $17.30          $14.42          $13.26
 Total return                                             4.90%         20.26%(2)        8.84%           6.60%
 Net assets, end of period (in
  thousands)                                           $264,599       $216,294        $224,694        $286,607
 Average net assets for the period
  (in thousands)                                       $255,027       $217,711        $258,770        $243,679
 Ratio of gross expenses to average
  net assets(3)(4)                                        1.23%          1.21%           1.22%           1.22%
 Ratio of net expenses to average
  net assets(5)                                           1.22%          1.20%           1.22%           1.22%
 Ratio of net investment
  income/(loss) to average net
  assets                                                  1.11%          0.35%         (0.03)%           0.41%
 Portfolio turnover rate                                    42%            43%             46%             37%
--------------------------------------------------------------------------------------------------------------


(1) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 1.23% in 2006, 1.21% in 2005, 1.22% in 2004, 1.22% in 2003,
    and 1.23% in 2002 before expense offsets incurred by the Fund.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  95

FUNDAMENTAL EQUITY FUND - CLASS S
----------------------------------------------------------------------------------------------------------
                                                              Years ended July 31
                                       2007           2006           2005           2004           2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $19.54         $16.66         $14.63          $13.92
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.02           0.04           0.03          (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                       1.89           3.37           2.00            0.72
 Total from investment operations                       1.91           3.41           2.03            0.71
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                             (0.03)             --             --              --
 Distributions from net realized
   gains                                              (2.08)         (0.53)             --              --
 Payment from affiliate                                   --(3)          --             --              --
 Total distributions and other                        (2.11)         (0.53)             --              --
 NET ASSET VALUE, END OF PERIOD                       $19.34         $19.54         $16.66          $14.63
 Total return                                          9.86%(4)      20.71%         13.88%           5.17%
 Net assets, end of period (in
   thousands)                                        $53,890        $37,124        $31,478         $38,327
 Average net assets for the period
   (in thousands)                                    $46,693        $32,804        $36,578         $25,550
 Ratio of gross expenses to average
   net assets(5)(6)                                    1.20%          1.20%          1.25%           1.61%
 Ratio of net expenses to average
   net assets(7)                                       1.20%          1.20%          1.25%           1.60%
 Ratio of net investment
   income/(loss) to average net
   assets                                              0.22%          0.24%        (0.11)%         (0.17)%
 Portfolio turnover rate                                 48%            80%            63%             71%
----------------------------------------------------------------------------------------------------------



(1) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year end.


(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.


(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%


(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 1.49% in 2006, 1.51% in 2005, 1.46% in 2004, 1.61% in 2003,
    and 1.70% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


 96 Janus Adviser Series

CONTRARIAN FUND - CLASS S
----------------------------------------------------------------
                                          Years ended July 31
                                        2007            2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                               $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                         0.92
 Total from investment operations                         0.97
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                   --
 Distributions from net realized
   gains                                                (0.01)
 Total distributions                                    (0.01)
 NET ASSET VALUE, END OF PERIOD                         $10.96
 Total return                                            9.69%
 Net assets, end of period (in
   thousands)                                             $598
 Average net assets for the period
   (in thousands)                                         $360
 Ratio of gross expenses to average
   net assets(1)(2)                                      1.72%
 Ratio of net expenses to average
   net assets(3)                                         1.71%
 Ratio of net investment
   income/(loss) to average net
   assets                                                0.75%
 Portfolio turnover rate                                   37%
----------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 15.34% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  97

BALANCED FUND - CLASS S
-----------------------------------------------------------------------------------------------------------
                                                              Years ended July 31
                                       2007            2006            2005           2004           2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                                $25.94         $23.44         $21.93         $21.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                             0.41           0.41           0.35           0.35
 Net gain/(loss) on securities
  (both realized and unrealized)                          0.92           2.50           1.48           0.56
 Total from investment operations                         1.33           2.91           1.83           0.91
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income                                                (0.39)         (0.41)         (0.32)         (0.36)
 Distributions from net realized
  gains                                                 (0.54)             --             --             --
 Payment from affiliate                                     --(1)          --(1)          --             --
 Total distributions and other                          (0.93)         (0.41)         (0.32)         (0.36)
 NET ASSET VALUE, END OF PERIOD                         $26.34         $25.94         $23.44         $21.93
 Total return                                            5.19%(2)      12.53%(3)       8.36%          4.37%
 Net assets, end of period (in
  thousands)                                          $507,918       $595,059       $754,141       $937,114
 Average net assets for the period
  (in thousands)                                      $550,859       $660,970       $930,260       $816,137
 Ratio of gross expenses to average
  net assets(4)(5)                                       1.07%          1.07%          1.16%          1.17%
 Ratio of net expenses to average
  net assets(6)                                          1.07%          1.07%          1.16%          1.17%
 Ratio of net investment
  income/(loss) to average net
  assets                                                 1.52%          1.59%          1.43%          1.66%
 Portfolio turnover rate                                   49%            47%            92%            67%
-----------------------------------------------------------------------------------------------------------


(1) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.11% in 2006, 1.08% in 2005, 1.17% in 2004, 1.18% in 2003,
    and 1.19% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 98 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  99

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 100 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                               Glossary of investment terms  101
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 102 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                               Glossary of investment terms  103
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 104 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



                                               Glossary of investment terms  105

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

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

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

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

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 110

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         RISK-MANAGED
                          Janus Adviser INTECH Risk-Managed Growth Fund Janus Adviser INTECH Risk-Managed Core Fund Janus Adviser INTECH Risk-Managed Value Fund

                             Janus Adviser INTECH Risk-Managed International
                         Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Value Fund, and Janus Adviser INTECH Risk-Managed International Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH").



                        Each Fund in this Prospectus, with the exception of Janus Adviser INTECH Risk-Managed International Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser INTECH Risk-Managed International Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



    RISK/RETURN SUMMARY
       Janus Adviser INTECH Risk-Managed Growth Fund............    2
       Janus Adviser INTECH Risk-Managed Core Fund..............    6
       Janus Adviser INTECH Risk-Managed Value Fund.............   11
       Janus Adviser INTECH Risk-Managed International Fund.....   14

    FEES AND EXPENSES...........................................   17

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
          strategies............................................   21
       Risks....................................................   22
       Frequently asked questions about certain risks...........   23
       General portfolio policies...............................   24

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   27
       Management expenses......................................   29
       Subadviser...............................................   32
       Investment personnel.....................................   32

    OTHER INFORMATION...........................................   34

    DISTRIBUTIONS AND TAXES.....................................   38

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   41
       Choosing a share class...................................   43
       Distribution, servicing, and networking fees.............   44
       Purchases................................................   45
       Exchanges................................................   49
       Redemptions..............................................   50
       Excessive trading........................................   52
       Shareholder communications...............................   56

    FINANCIAL HIGHLIGHTS........................................   57

    GLOSSARY OF INVESTMENT TERMS................................   66


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND

   Risk-Managed Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 2 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and January 2, 2003, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from January 2, 2003 to December 31, 2006. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to September 30, 2004, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and

                                                          Risk/return summary  3
   expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   RISK-MANAGED GROWTH FUND - CLASS C


      Annual returns for periods ended 12/31
                                                               11.83%  6.32%
                                                                2004   2005   2006

      Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (1/2/03)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell 1000(R) Growth Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.
   (4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

 4 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class A Shares and Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                          Risk/return summary  5

JANUS ADVISER INTECH RISK-MANAGED CORE FUND

   Risk-Managed Core Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 6 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and January 2, 2003, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from January 2, 2003 to December 31, 2006. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to September 30, 2004, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.

                                                          Risk/return summary  7

   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 8 Janus Adviser Series

RISK-MANAGED CORE FUND - CLASS C


      Annual returns for periods ended 12/31
                                                              17.12%  10.70%
                                                               2004    2005   2006

      Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (1/2/03)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                S&P 500(R) Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


                                                          Risk/return summary  9

   After-tax returns are calculated using distributions for the Fund's Class A Shares and Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 10 Janus Adviser Series

JANUS ADVISER INTECH RISK-MANAGED VALUE FUND

   Risk-Managed Value Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED VALUE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

                                                         Risk/return summary  11

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class A Shares and Class C Shares of the Fund commenced operations on December 30, 2005. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


 12 Janus Adviser Series

   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   RISK-MANAGED VALUE FUND - CLASS C



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)     (12/30/05)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell 1000(R) Value Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------



   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.



   After-tax returns are calculated using distributions for the Fund's Class A Shares and Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  13

JANUS ADVISER INTECH RISK-MANAGED INTERNATIONAL FUND

   Risk-Managed International Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED INTERNATIONAL FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

 14 Janus Adviser Series
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.

   The Fund normally has significant exposure to foreign markets that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far
   East) Index, which is the Fund's benchmark index. The MSCI EAFE(R) Index is a


                                                         Risk/return summary  15
   free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries.



 16 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. Expense information shown for Risk-Managed International Fund reflects estimated annualized expenses that Class A Shares or Class C Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)


--------------------------------------------------------------------------------


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                  Acquired   Total Annual             Net Annual
                                                                                  Fund(8)        Fund                    Fund
                                Management   Distribution/Service      Other      Fees and    Operating     Expense    Operating
                                  Fee(5)       (12b-1) Fees(6)      Expenses(7)   Expenses   Expenses(9)    Waivers   Expenses(9)
  Risk-Managed Growth Fund -
     Class A                      0.50%             0.25%
     Class C                      0.50%             1.00%
  Risk-Managed Core Fund(10) -
     Class A                          %             0.25%
     Class C                          %             1.00%
  Risk-Managed Value Fund -
     Class A                      0.50%             0.25%                                            (11)                     (11)
     Class C                      0.50%             1.00%                                            (11)                     (11)
  Risk-Managed International
   Fund -
     Class A                      0.55%             0.25%                   (12)                     (11)                     (11)
     Class C                      0.55%             1.00%                   (12)                     (11)                     (11)



   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.


  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


  (2) Sales charge may be waived for certain investors.


  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


  (5) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Risk-Managed Core Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (8) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18 Janus Adviser Series

  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (10) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.50%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced January 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (11) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (12) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


                                                         Risk/return summary  19

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                            1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:           --------------------------------------------------------------
  Risk-Managed Growth Fund - Class A
  Risk-Managed Core Fund(4) - Class A
  Risk-Managed Value Fund - Class A
  Risk-Managed International Fund - Class
    A                                                                             N/A              N/A



                                             1 Year(5)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
  Risk-Managed Growth Fund - Class C
  Risk-Managed Core Fund(4) - Class C
  Risk-Managed Value Fund - Class C
  Risk-Managed International Fund - Class
    C                                                                             N/A              N/A



                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
  Risk-Managed Growth Fund - Class A
  Risk-Managed Core Fund(4) - Class A
  Risk-Managed Value Fund - Class A
  Risk-Managed International Fund - Class
    A                                                                             N/A              N/A



                                             1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
  Risk-Managed Growth Fund - Class C
  Risk-Managed Core Fund(4) - Class C
  Risk-Managed Value Fund - Class C
  Risk-Managed International Fund - Class
    C                                                                             N/A              N/A


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable

  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.



 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.


 20 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   INTECH applies a mathematical investment process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical investment process.


   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks, over time, to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:


   - selecting stocks primarily from stocks within a Fund's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of a Fund's holdings with respect to its benchmark index.


   INTECH seeks, over time, to outperform each Fund's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for each Fund in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.


   The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

                                   Principal investment strategies and risks  21

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in a Fund's benchmark index, INTECH's mathematical investment process may select foreign securities from within the applicable benchmark index, regardless of where a company is located. There are no limitations on the countries in which the Funds may invest.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


 22 Janus Adviser Series

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Risk-Managed International Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. As previously noted, to the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign securities. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

                                   Principal investment strategies and risks  23
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.



   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Funds.


3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policy with respect to borrowing, the percentage limitations described in the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these

 24 Janus Adviser Series
   types of derivative investments will work and their use could cause lower returns or even losses to the Funds.



   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER


   The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Funds may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Funds, and the nature of the Funds' investments. Portfolio turnover rates are not a factor in making buy and sell decisions.


   The rebalancing techniques used by the Funds may result in a higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolios to their target weighting versus each Fund's benchmark index, as determined by INTECH's mathematical investment process.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets

                                   Principal investment strategies and risks  25
   or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   FOREIGN SECURITIES


   Risk-Managed International Fund may invest without limit in foreign equity and debt securities. To the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. INTECH's mathematical investment process may select companies that are deemed by the market to be a special situation only to the extent they are included in the Funds' respective benchmark index. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."


 26 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. INTECH is responsible for the day-to-day management of the Risk-Managed Funds' investment portfolios. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in

                                                     Management of the Funds  27
   addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 28 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Funds.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Risk-Managed Growth Fund     All Asset Levels          0.50
   Risk-Managed Value Fund      All Asset Levels          0.50
   Risk-Managed International
     Fund                       All Asset Levels          0.55
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective January 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Risk-Managed Core Fund                0.50               +/-4.00%
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating


                                                     Management of the Funds  29
    expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   RISK-MANAGED CORE FUND



   For Risk-Managed Core Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                     Benchmark Index
-----------------------------------------------------------------------------
   Risk-Managed Core Fund                                     S&P 500(R)
                                                              Index



   Only the base fee rate applied until January 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for Risk-Managed Core Fund.


 30 Janus Adviser Series

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  31

SUBADVISER


   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to the Funds. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.


INVESTMENT PERSONNEL

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.


     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements


 32 Janus Adviser Series
     to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' investment personnel is included in the SAI.

                                                     Management of the Funds  33

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Risk-Managed International Fund, currently offer five classes of shares. Risk-Managed International Fund currently offers four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs

 34 Janus Adviser Series
   offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf


                                                           Other information  35
   of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of


 36 Janus Adviser Series

   Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  37

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 38 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  39

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 40 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  41
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

 42 Janus Adviser Series

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have five classes of shares, with the exception of Risk-Managed International Fund, which has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

                                                         Shareholder's guide  43

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A


 44 Janus Adviser Series

   Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:


    Class                                                         12b-1 Fee for the Funds
    -------------------------------------------------------------------------------------
    Class A Shares                                                         0.25%
    Class C Shares                                                         1.00%(1)



   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.



   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.


   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on

                                                         Shareholder's guide  45
   minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a

 46 Janus Adviser Series
   day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                  5.75%         6.10%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                           None(2)       None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in

                                                         Shareholder's guide  47
   the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges)

 48 Janus Adviser Series
   of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

                                                         Shareholder's guide  49
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   WAIVER OF SALES CHARGES

   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 50 Janus Adviser Series

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

                                                         Shareholder's guide  51

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the
 52 Janus Adviser Series
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions

                                                         Shareholder's guide  53
   may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of

 54 Janus Adviser Series
   arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Character-


                                                         Shareholder's guide  55
     istics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 56 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions). Class A Shares of the Funds first became available on September 30, 2004. Class C Shares first became available on September 30, 2002.


                                                        Financial highlights  57

RISK-MANAGED GROWTH FUND - CLASS A
-----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.32        $12.56
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.06            --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.08          1.59
 Total from investment operations                    0.14          1.59
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.02)            --
 Distributions from net realized
   gains                                           (0.63)        (0.88)
 Payment from affiliate                                --(3)       0.05
 Total distributions and other                     (0.65)        (0.83)
 NET ASSET VALUE, END OF PERIOD                    $12.81        $13.32
 Total return(4)                                    0.84%(5)     13.36%(6)
 Net assets, end of period (in
   thousands)                                     $30,875       $12,887
 Average net assets for the period
   (in thousands)                                 $22,793        $2,766
 Ratio of gross expenses to average
   net assets(7)(8)(9)                              0.85%         0.86%
 Ratio of net expenses to average
   net assets(7)(10)                                0.85%         0.85%
 Ratio of net investment
   income/(loss) to average net
   assets(7)                                        0.61%         0.17%
 Portfolio turnover rate(7)                          100%          106%
-----------------------------------------------------------------------


 (1) Period September 30, 2004 (inception of Class A Shares) through July 31, 2005.
 (2) Net investment income/(loss) aggregated less than $.01 on a per share basis for the period end.
 (3) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (4) Total return not annualized for periods of less than one year.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (6) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.49%.
 (7) Annualized for periods of less than one full year.
 (8) The expense ratio reflects expenses prior to any expense offset arrangements.
 (9) The ratio was 0.91% in 2006 and 0.93% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(10) The expense ratio reflects expenses after any expense offset arrangements.

 58 Janus Adviser Series

RISK-MANAGED CORE FUND - CLASS A
-----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.92       $13.18
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.12         0.02
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.66         2.20
 Total from investment operations                    0.78         2.22
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                          (0.12)           --
 Distributions from net realized
   gains                                           (1.31)       (1.48)
 Total distributions                               (1.43)       (1.48)
 NET ASSET VALUE, END OF PERIOD                    $13.27       $13.92
 Total return(2)                                    5.69%       17.66%
 Net assets, end of period (in
   thousands)                                     $16,014       $3,455
 Average net assets for the period
   (in thousands)                                  $9,771         $825
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              0.85%        0.87%
 Ratio of net expenses to average
   net assets(3)(6)                                 0.85%        0.85%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.78%        0.90%
 Portfolio turnover rate(3)                           98%          80%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.24% in 2006 and 1.53% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  59

RISK-MANAGED VALUE FUND - CLASS A
--------------------------------------------------------------
                                       Year or Period ended
                                              July 31
                                      2007          2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.09
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.55
 Total from investment operations                      0.64
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                                 --
 Total distributions                                     --
 NET ASSET VALUE, END OF PERIOD                      $10.64
 Total return(2)                                      6.40%
 Net assets, end of period (in
   thousands)                                          $266
 Average net assets for the period
   (in thousands)                                      $256
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                0.85%
 Ratio of net expenses to average
   net assets(3)(6)                                   0.85%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                          1.48%
 Portfolio turnover rate(3)                             98%
--------------------------------------------------------------


(1) Period December 30, 2005 (inception date) through July 31, 2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 3.67% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 60 Janus Adviser Series

RISK-MANAGED INTERNATIONAL FUND - CLASS A
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  61

RISK-MANAGED GROWTH FUND - CLASS C
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.10        $12.14        $11.10        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          --          0.02        (0.06)        (0.05)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.04          1.82          1.40          1.15
 Total from investment operations                    0.04          1.84          1.34          1.10
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                              --            --            --            --
 Distributions from net realized
   gains                                           (0.63)        (0.88)        (0.30)            --
 Payment from affiliate                                --(2)         --            --(2)         --
 Total distributions and other                     (0.63)        (0.88)        (0.30)            --
 NET ASSET VALUE, END OF PERIOD                    $12.51        $13.10        $12.14        $11.10
 Total return(3)                                    0.11%(4)     15.44%        12.16%(5)     11.00%
 Net assets, end of period (in
   thousands)                                     $12,131       $10,170        $5,016        $4,645
 Average net assets for the period
   (in thousands)                                 $10,135        $6,173        $4,804        $3,874
 Ratio of gross expenses to average
   net assets(6)(7)(8)                              1.60%         1.60%         1.89%         2.25%
 Ratio of net expenses to average
   net assets(6)(9)                                 1.60%         1.60%         1.89%         2.25%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                      (0.16)%       (0.39)%       (1.06)%       (1.41)%
 Portfolio turnover rate(6)                          100%          106%           92%           62%
---------------------------------------------------------------------------------------------------


(1) Period January 2, 2003 (inception date) through July 31, 2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.49%.
(6) Annualized for periods of less than one full year.
(7) The expense ratio reflects expenses prior to any expense offset arrangements.
(8) The ratio was 1.64% in 2006, 1.84% in 2005, 2.04% in 2004, and 3.60% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 62 Janus Adviser Series

RISK-MANAGED CORE FUND - CLASS C
--------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006          2005         2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.69       $12.62        $10.86        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.02         0.04        (0.04)        (0.02)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.65         2.51          2.00          0.88
 Total from investment operations                    0.67         2.55          1.96          0.86
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.01)           --            --            --
 Distributions from net realized
   gains                                           (1.31)       (1.48)        (0.20)            --
 Payment from affiliate                                --           --            --(2)         --
 Total distributions and other                     (1.32)       (1.48)        (0.20)            --
 NET ASSET VALUE, END OF PERIOD                    $13.04       $13.69        $12.62        $10.86
 Total return(3)                                    4.87%       21.00%        18.18%(4)      8.60%
 Net assets, end of period (in
   thousands)                                     $12,659       $9,497        $4,920        $4,423
 Average net assets for the period
   (in thousands)                                  $8,683       $6,403        $4,746        $3,838
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.60%        1.61%         1.89%         2.25%
 Ratio of net expenses to average
   net assets(5)(8)                                 1.60%        1.60%         1.89%         2.25%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        0.09%        0.14%       (0.53)%       (0.71)%
 Portfolio turnover rate(5)                           98%          80%           74%           64%
--------------------------------------------------------------------------------------------------


(1) Period January 2, 2003 (inception date) through July 31, 2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.99% in 2006, 2.68% in 2005, 3.02% in 2004, and 4.08% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  63

RISK-MANAGED VALUE FUND - CLASS C
---------------------------------------------------------
                                           Year or
                                         Period ended
                                           July 31
                                      2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.56
 Total from investment operations                    0.60
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --
 Distributions from net realized
   gains                                               --
 Total distributions                                   --
 NET ASSET VALUE, END OF PERIOD                    $10.60
 Total return(2)                                    6.00%
 Net assets, end of period (in
   thousands)                                        $267
 Average net assets for the period
   (in thousands)                                    $256
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.60%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.60%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.73%
 Portfolio turnover rate(3)                           98%
---------------------------------------------------------


(1) Period December 30, 2005 (inception date) through July 31, 2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 4.42% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 64 Janus Adviser Series

RISK-MANAGED INTERNATIONAL FUND - CLASS C
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  65

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 66 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  67

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 68 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  69

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 70 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  71

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 72 Janus Adviser Series

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

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

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

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 76

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            RISK-MANAGED
                          Janus Adviser INTECH Risk-Managed Growth Fund Janus Adviser INTECH Risk-Managed Core Fund Janus Adviser INTECH Risk-Managed Value Fund

                             Janus Adviser INTECH Risk-Managed International
                         Fund


                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Value Fund, and Janus Adviser INTECH Risk-Managed International Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH").



                        Each Fund in this Prospectus, with the exception of Janus Adviser INTECH Risk-Managed International Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser INTECH Risk-Managed International Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser INTECH Risk-Managed Growth Fund............    2
       Janus Adviser INTECH Risk-Managed Core Fund..............    6
       Janus Adviser INTECH Risk-Managed Value Fund.............   10
       Janus Adviser INTECH Risk-Managed International Fund.....   13

    FEES AND EXPENSES...........................................   16

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   19
       Risks....................................................   20
       Frequently asked questions about certain risks...........   21
       General portfolio policies...............................   22

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   25
       Management expenses......................................   27
       Subadviser...............................................   30
       Investment personnel.....................................   30

    OTHER INFORMATION...........................................   32

    DISTRIBUTIONS AND TAXES.....................................   37

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   40
       Networking fees..........................................   42
       Purchases................................................   42
       Exchanges................................................   43
       Redemptions..............................................   44
       Redemption fee...........................................   45
       Excessive trading........................................   46
       Shareholder communications...............................   50

    FINANCIAL HIGHLIGHTS........................................   52

    GLOSSARY OF INVESTMENT TERMS................................   57


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND

   Risk-Managed Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 2  Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to November 28, 2005, as explained below.



   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown for periods through November 28, 2005 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different. The performance shown for periods following November 29, 2005 reflects the fees and expenses of Class I Shares.


                                                          Risk/return summary  3

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   RISK-MANAGED GROWTH FUND - CLASS I


      Annual returns for periods ended 12/31
                                                               12.34%  6.87%
                                                                2004   2005   2006

      Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

 4  Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period January 2, 2003 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  5

JANUS ADVISER INTECH RISK-MANAGED CORE FUND

   Risk-Managed Core Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 6  Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to November 28, 2005, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the Total Annual Fund Operating Expenses of Class I Shares, without the effect of any fee and expense limitations or waivers.

                                                          Risk/return summary  7

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   RISK-MANAGED CORE FUND - CLASS I


      Annual returns for periods ended 12/31
                                                              17.21%  10.62%
                                                               2004    2005   2006

      Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 8  Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period January 2, 2003 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  9

JANUS ADVISER INTECH RISK-MANAGED VALUE FUND

   Risk-Managed Value Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED VALUE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

 10  Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on December 30, 2005. The performance shown reflects the fees and expenses of Class I Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

RISK-MANAGED VALUE FUND - CLASS I



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year     (12/30/05)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.





   After-tax returns are calculated using distributions for the Fund's Class I Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




 12  Janus Adviser Series

JANUS ADVISER INTECH RISK-MANAGED INTERNATIONAL FUND


   Risk-Managed International Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED INTERNATIONAL FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio,

                                                         Risk/return summary  13
   including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.

   The Fund normally has significant exposure to foreign markets that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far


 14  Janus Adviser Series

   East) Index, which is the Fund's benchmark index. The MSCI EAFE(R) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries.

                                                         Risk/return summary  15

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. Expense information shown for Risk-Managed International Fund reflects estimated annualized expenses that Class I Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 16  Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less...................................  2.00%(2)(3)
Exchange fee................................................  None(3)


--------------------------------------------------------------------------------


                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                              Acquired   Total Annual               Net Annual
                                                                              Fund(6)        Fund                      Fund
                                               Management      Other          Fees and    Operating     Expense     Operating
                                                 Fee(4)     Expenses(5)       Expenses   Expenses(7)    Waivers    Expenses(7)
   Risk-Managed Growth Fund -
     Class I                                     0.50%             %
   Risk-Managed Core Fund(8) -
     Class I                                         %             %
   Risk-Managed Value Fund -
     Class I                                     0.50%             %                                       (9)          (9)
   Risk-Managed International Fund -
     Class I                                     0.50%             %(10)


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class I Shares held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Risk-Managed Core Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.

  (5) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.

  (6) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




                                                         Risk/return summary  17

  (8) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.50%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced January 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


  (9) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.




 (10) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Risk-Managed Growth Fund - Class I
  Risk-Managed Core Fund(1) - Class I
  Risk-Managed Value Fund - Class I
  Risk-Managed International Fund - Class I                                  N/A        N/A





 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 18  Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   INTECH applies a mathematical investment process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical investment process.


   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks, over time, to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:


   - selecting stocks primarily from stocks within a Fund's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of a Fund's holdings with respect to its benchmark index.


   INTECH seeks, over time, to outperform each Fund's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for each Fund in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.


   The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

                                   Principal investment strategies and risks  19

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in a Fund's benchmark index, INTECH's mathematical investment process may select foreign securities from within the applicable benchmark index, regardless of where a company is located. There are no limitations on the countries in which the Funds may invest.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


 20 Janus Adviser Series

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Risk-Managed International Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. As previously noted, to the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign securities. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

                                   Principal investment strategies and risks  21
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.



   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Funds.


3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policy with respect to borrowing, the percentage limitations described in the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these

 22 Janus Adviser Series
   types of derivative investments will work and their use could cause lower returns or even losses to the Funds.



   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER


   The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Funds may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Funds, and the nature of the Funds' investments. Portfolio turnover rates are not a factor in making buy and sell decisions.


   The rebalancing techniques used by the Funds may result in a higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolios to their target weighting versus each Fund's benchmark index, as determined by INTECH's mathematical investment process.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets

                                   Principal investment strategies and risks  23
   or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   FOREIGN SECURITIES

   Risk-Managed International Fund may invest without limit in foreign equity and debt securities. To the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. INTECH's mathematical investment process may select companies that are deemed by the market to be a special situation only to the extent they are included in the Funds' respective benchmark index. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."




 24 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. INTECH is responsible for the day-to-day management of the Risk-Managed Funds' investment portfolios. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in

                                                     Management of the Funds  25
   addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 26 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Funds.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Risk-Managed Growth Fund     All Asset Levels          0.50
                                       ()
   Risk-Managed Value Fund      All Asset Levels          0.50                          (3)
   Risk-Managed International
     Fund                       All Asset Levels          0.55                       N/A(4)
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective January 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Risk-Managed Core Fund                  0.50              +/-4.00%
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating


                                                     Management of the Funds  27
    expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   RISK-MANAGED CORE FUND



   For Risk-Managed Core Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                  Benchmark Index
------------------------------------------------------------------------------
   Risk-Managed Core Fund                                  S&P 500(R) Index



   Only the base fee rate applied until January 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for Risk-Managed Core Fund.


 28 Janus Adviser Series

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  29

SUBADVISER


   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to the Funds. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.


INVESTMENT PERSONNEL

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.


     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements


 30 Janus Adviser Series
     to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' investment personnel is included in the SAI.

                                                     Management of the Funds  31

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Funds, with the exception of Risk-Managed International Fund, currently offer five classes of shares. Risk-Managed International Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class S Shares, or Class R Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as

 32 Janus Adviser Series
   an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

                                                           Other information  33

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


 34 Janus Adviser Series

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


                                                           Other information  35

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 36 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  37

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 38 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  39

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

 40 Janus Adviser Series
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

                                                         Shareholder's guide  41
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

NETWORKING FEES

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this


 42 Janus Adviser Series
   program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will


                                                         Shareholder's guide  43
     change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

 44 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  45

   (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the

 46 Janus Adviser Series
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may

                                                         Shareholder's guide  47
   be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price

 48 Janus Adviser Series
   arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at


                                                         Shareholder's guide  49
     http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for

 50 Janus Adviser Series
   investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).


 52 Janus Adviser Series

RISK-MANAGED GROWTH FUND - CLASS I
-------------------------------------------------------------
                                        Year or Period ended
                                              July 31
                                        2007         2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                              $13.52
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                            0.05
 Net gain/(loss) on securities
   (both realized and unrealized)                      (0.16)
 Total from investment operations                      (0.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                              (0.02)
 Distributions from net realized
   gains                                               (0.63)
 Redemption fees                                           --(2)
 Total distributions and other                         (0.65)
 NET ASSET VALUE, END OF PERIOD                        $12.76
 Total return(3)                                      (0.99)%
 Net assets, end of period (in
   thousands)                                        $245,807
 Average net assets for the period
   (in thousands)                                     $99,407
 Ratio of gross expenses to average
   net assets(4)(5)(6)                                  0.60%
 Ratio of net expenses to average
   net assets(4)(7)                                     0.60%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                                            0.83%
 Portfolio turnover rate(4)                              100%
-------------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Redemption fees aggregated less than $.01 on a per share basis for the period end.
(3) Total return not annualized for periods of less than one year.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 0.61% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(7) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

RISK-MANAGED CORE FUND - CLASS I
------------------------------------------------------------
                                       Year or Period ended
                                              July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $14.23
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.19
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.26
 Total from investment operations                       0.45
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                             (0.14)
 Distributions from net realized
   gains                                              (1.31)
 Total distributions                                  (1.45)
 NET ASSET VALUE, END OF PERIOD                       $13.23
 Total return(2)                                       3.21%
 Net assets, end of period (in
   thousands)                                        $54,444
 Average net assets for the period
   (in thousands)                                    $32,814
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                 0.60%
 Ratio of net expenses to average
   net assets(3)(6)                                    0.60%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                           0.93%
 Portfolio turnover rate(3)                              98%
------------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 0.84% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 54 Janus Adviser Series

RISK-MANAGED VALUE FUND - CLASS I
------------------------------------------------------------
                                       Year or Period ended
                                              July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.08
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.58
 Total from investment operations                       0.66
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                 --
 Distributions from net realized
   gains                                                  --
 Total distributions                                      --
 NET ASSET VALUE, END OF PERIOD                       $10.66
 Total return(2)                                       6.60%
 Net assets, end of period (in
   thousands)                                        $18,723
 Average net assets for the period
   (in thousands)                                    $14,266
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                 0.61%
 Ratio of net expenses to average
   net assets(3)(6)                                    0.60%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                           1.70%
 Portfolio turnover rate(3)                              98%
------------------------------------------------------------


(1) Period December 30, 2005 (inception date) through July 31, 2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 2.91% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  55

RISK-MANAGED INTERNATIONAL FUND - CLASS I
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
 Portfolio turnover rate(3)
-------------------------------------------------------------


 56 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  57

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 58 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  59
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 60 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  61
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 62 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



                                                Glossary of investment terms  63

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

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

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            RISK-MANAGED
                          Janus Adviser INTECH Risk-Managed Growth Fund Janus Adviser INTECH Risk-Managed Core Fund Janus Adviser INTECH Risk-Managed Value Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes three portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Core Fund, and Janus Adviser INTECH Risk-Managed Value Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH").



                        The Funds currently offer five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser INTECH Risk-Managed Growth Fund............    2
       Janus Adviser INTECH Risk-Managed Core Fund..............    7
       Janus Adviser INTECH Risk-Managed Value Fund.............   12

    FEES AND EXPENSES...........................................   16

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   19
       Risks....................................................   20
       Frequently asked questions about certain risks...........   21
       General portfolio policies...............................   22

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   25
       Management expenses......................................   27
       Subadviser...............................................   31
       Investment personnel.....................................   31

    OTHER INFORMATION...........................................   33

    DISTRIBUTIONS AND TAXES.....................................   37

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   40
       Distribution and service fees............................   42
       Purchases................................................   42
       Exchanges................................................   43
       Redemptions..............................................   44
       Redemption fee...........................................   44
       Excessive trading........................................   46
       Shareholder communications...............................   50

    FINANCIAL HIGHLIGHTS........................................   51

    GLOSSARY OF INVESTMENT TERMS................................   55

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND

   Risk-Managed Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 2 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to September 30, 2004 as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume


                                                          Risk/return summary  3
   reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

RISK-MANAGED GROWTH FUND - CLASS R


      Annual returns for periods ended 12/31
                                                               11.94%  6.57%
                                                                2004   2005   2006

      Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006 and for the Fund's Class S Shares (formerly named Class I Shares) for the period January 2, 2003 to September 30, 2004. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER INTECH RISK-MANAGED CORE FUND

   Risk-Managed Core Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

                                                          Risk/return summary  7

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006 and the performance of the Fund's Class S Shares from January 2, 2003 to September 30, 2004 as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume


 8 Janus Adviser Series
   reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   RISK-MANAGED CORE FUND - CLASS R


      Annual returns for periods ended 12/31
                                                              16.64%  10.92%
                                                               2004    2005   2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006 and for the Fund's Class S Shares (formerly named Class I Shares) for the period January 2, 2003 to September 30, 2004. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  11

JANUS ADVISER INTECH RISK-MANAGED VALUE FUND

   Risk-Managed Value Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED VALUE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

 12 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on December 30, 2005. The performance shown reflects the fees and expenses of Class R Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

   RISK-MANAGED VALUE FUND - CLASS R



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year     (12/30/05)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.




 14 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




                                                         Risk/return summary  15

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares. However, if you sell Class R Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 16 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class R
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
  Risk-Managed Growth Fund -
   Class R                               0.50%         0.50%
  Risk-Managed Core Fund(9) -
   Class R                                             0.50%
  Risk-Managed Value Fund -
   Class R                               0.50%         0.50%                                         (10)                    (10)


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class R Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Risk-Managed Core Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.

  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


                                                         Risk/return summary  17

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (9) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.50%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced January 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (10) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                 1 Year    3 Years   5 Years    10 Years
                                                 ----------------------------------------
  Risk-Managed Growth Fund - Class R
  Risk-Managed Core Fund(1) - Class R
  Risk-Managed Value Fund - Class R



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 18 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   INTECH applies a mathematical investment process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical investment process.


   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks, over time, to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:


   - selecting stocks primarily from stocks within a Fund's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of a Fund's holdings with respect to its benchmark index.


   INTECH seeks, over time, to outperform each Fund's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for each Fund in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.


   The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

                                   Principal investment strategies and risks  19

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in a Fund's benchmark index, INTECH's mathematical investment process may select foreign securities from within the applicable benchmark index, regardless of where a company is located. There are no limitations on the countries in which the Funds may invest.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


 20 Janus Adviser Series

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   As previously noted, to the extent that foreign securities may be included in the Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign securities. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

                                   Principal investment strategies and risks  21

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.



   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Funds.


3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policy with respect to borrowing, the percentage limitations described in the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Funds.


 22 Janus Adviser Series

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER


   The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Funds may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Funds, and the nature of the Funds' investments. Portfolio turnover rates are not a factor in making buy and sell decisions.


   The rebalancing techniques used by the Funds may result in a higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolios to their target weighting versus each Fund's benchmark index, as determined by INTECH's mathematical investment process.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

                                   Principal investment strategies and risks  23

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, to the extent that foreign securities may be included in a Fund's benchmark index, the Funds may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. INTECH's mathematical investment process may select companies that are deemed by the market to be a special situation only to the extent they are included in the Funds' respective benchmark index. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."


 24 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. INTECH is responsible for the day-to-day management of the Risk-Managed Funds' investment portfolios. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in

                                                     Management of the Funds  25
   addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 26 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Funds.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                      Contractual           Actual Investment
                                Average Daily         Investment             Advisory Fee (%)
                                 Net Assets       Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                          of Fund           (annual rate)            July 31, 2007)
--------------------------------------------------------------------------------------------------
   Risk-Managed Growth Fund   All Asset Levels           0.50
   Risk-Managed Value Fund    All Asset Levels           0.50
--------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective January 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Risk-Managed Core Fund                   0.50             +/-4.00%
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on


                                                     Management of the Funds  27
    annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


 28 Janus Adviser Series

   RISK-MANAGED CORE FUND



   For Risk-Managed Core Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                   Benchmark Index
------------------------------------------------------------------------------
   Risk-Managed Core Fund                                   S&P 500(R) Index



   Only the base fee rate applied until January 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for Risk-Managed Core Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of


                                                     Management of the Funds  29
   expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 30 Janus Adviser Series

SUBADVISER


   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to the Funds. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.


INVESTMENT PERSONNEL

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.


     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements


                                                     Management of the Funds  31
     to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' investment personnel is included in the SAI.

 32 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

                                                           Other information  33
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the


 34 Janus Adviser Series
   actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC,


                                                           Other information  35

   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 36 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  37

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 38 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  39

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant

 40 Janus Adviser Series
   events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

                                                         Shareholder's guide  41

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

 42 Janus Adviser Series
   that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.




   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


                                                         Shareholder's guide  43

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may


 44 Janus Adviser Series
   apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

                                                         Shareholder's guide  45

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

 46 Janus Adviser Series

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

                                                         Shareholder's guide  47

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

 48 Janus Adviser Series

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if


                                                         Shareholder's guide  49
   applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 50 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions). Class R Shares of the Funds first became available on September 30, 2004.


                                                        Financial highlights  51

RISK-MANAGED GROWTH FUND - CLASS R
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.24        $12.56
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.01        (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.07          1.57
 Total from investment operations                    0.08          1.56
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --            --
 Distributions from net realized
   gains                                           (0.63)        (0.88)
 Total distributions                               (0.63)        (0.88)
 NET ASSET VALUE, END OF PERIOD                    $12.69        $13.24
 Total return(2)                                    0.42%        12.69%
 Net assets, end of period (in
   thousands)                                         $16           $11
 Average net assets for the period
   (in thousands)                                     $13           $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.35%         1.35%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.35%         1.35%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.09%       (0.10)%
 Portfolio turnover rate(3)                          100%          106%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.39% in 2006 and 1.53% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 52 Janus Adviser Series

RISK-MANAGED CORE FUND - CLASS R
-----------------------------------------------------------------------
                                                  Years or
                                                Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.86       $13.18
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.05         0.04
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.66         2.12
 Total from investment operations                    0.71         2.16
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                          (0.06)           --
 Distributions from net realized
   gains                                           (1.31)       (1.48)
 Total distributions                               (1.37)       (1.48)
 NET ASSET VALUE, END OF PERIOD                    $13.20       $13.86
 Total return(2)                                    5.15%       17.17%
 Net assets, end of period (in
   thousands)                                         $12          $12
 Average net assets for the period
   (in thousands)                                     $12          $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.35%        1.35%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.35%        1.35%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.37%        0.38%
 Portfolio turnover rate(3)                           98%          80%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.78% in 2006 and 2.41% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

RISK-MANAGED VALUE FUND - CLASS R
-----------------------------------------------------------
                                             Year or
                                           Period ended
                                             July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.06
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.55
 Total from investment operations                     0.61
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $10.61
 Total return(2)                                     6.10%
 Net assets, end of period (in
   thousands)                                         $265
 Average net assets for the period
   (in thousands)                                     $255
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.35%
 Ratio of net expenses to average
   net assets(3)(6)                                  1.35%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         0.98%
 Portfolio turnover rate(3)                            98%
-----------------------------------------------------------


(1) Period December 30, 2005 (inception date) through July 31, 2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 4.17% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 54 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  55

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 56 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  57
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 58 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  59
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 60 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  61

                      This page intentionally left blank.

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com/info

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007



                         RISK-MANAGED
                          Janus Adviser INTECH Risk-Managed Growth Fund
                          Janus Adviser INTECH Risk-Managed Core Fund
                          Janus Adviser INTECH Risk-Managed Value Fund
                          Janus Adviser INTECH Risk-Managed International Fund





                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Value Fund, and Janus Adviser INTECH Risk-Managed International Fund (together, the "Risk-Managed Funds") are subadvised by Enhanced Investment Technologies, LLC ("INTECH").



                        Each Fund in this Prospectus, with the exception of Janus Adviser INTECH Risk-Managed International Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser INTECH Risk-Managed International Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser INTECH Risk-Managed Growth Fund............    2
       Janus Adviser INTECH Risk-Managed Core Fund..............    6
       Janus Adviser INTECH Risk-Managed Value Fund.............   10
       Janus Adviser INTECH Risk-Managed International Fund.....   14
    FEES AND EXPENSES...........................................   17
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   20
       Risks....................................................   21
       Frequently asked questions about certain risks...........   22
       General portfolio policies...............................   23
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   26
       Management expenses......................................   28
       Subadviser...............................................   31
       Investment personnel.....................................   31
    OTHER INFORMATION...........................................   33
    DISTRIBUTIONS AND TAXES.....................................   37
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   40
       Distribution and service fees............................   42
       Purchases................................................   42
       Exchanges................................................   43
       Redemptions..............................................   44
       Redemption fee...........................................   45
       Excessive trading........................................   46
       Shareholder communications...............................   50
    FINANCIAL HIGHLIGHTS........................................   51
    GLOSSARY OF INVESTMENT TERMS................................   56


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER INTECH RISK-MANAGED GROWTH FUND

   Risk-Managed Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 2 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these


                                                          Risk/return summary  3
   expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   RISK-MANAGED GROWTH FUND - CLASS S


      Annual returns for periods ended 12/31
                                                               12.34%  6.90%
                                                                2004   2005   2006

      Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Growth Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.



 4 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




                                                          Risk/return summary  5

JANUS ADVISER INTECH RISK-MANAGED CORE FUND

   Risk-Managed Core Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 6 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on January 2, 2003. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  7

   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   RISK-MANAGED CORE FUND - CLASS S


      Annual returns for periods ended 12/31
                                                              17.78%  11.29%
                                                               2004    2005   2006

      Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (1/2/03)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                S&P 500(R) Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.


 8 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




                                                          Risk/return summary  9

JANUS ADVISER INTECH RISK-MANAGED VALUE FUND

   Risk-Managed Value Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED VALUE FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Russell 1000(R) Value Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

 10 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.



   Class S Shares of the Fund commenced operations on December 30, 2005. The performance shown reflects the fees and expenses of Class S Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   RISK-MANAGED VALUE FUND - CLASS S



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year     (12/30/05)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 1000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


 12 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares).


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  13

JANUS ADVISER INTECH RISK-MANAGED INTERNATIONAL FUND

   Risk-Managed International Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED INTERNATIONAL FUND seeks long-term growth of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in common stocks from the universe of the Fund's benchmark index, which is the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.


   The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that, over time, produces returns in excess of its benchmark with an equal or lesser amount of risk.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

 14 Janus Adviser Series

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Fund may not outperform the benchmark index.

   The Fund normally has significant exposure to foreign markets that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far
   East) Index, which is the Fund's benchmark index. The MSCI EAFE(R) Index is a free float-adjusted market capitalization weighted index designed to measure


                                                         Risk/return summary  15
   developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries.

 16 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. Expense information shown for Risk-Managed International Fund reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares. However, if you sell Class S Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
  Risk-Managed Growth Fund -
     Class S                             0.50%         0.25%
   Risk-Managed Core Fund(9) -
     Class S                                           0.25%
   Risk-Managed Value Fund -
     Class S                             0.50%         0.25%                                         (10)                    (10)
   Risk-Managed International Fund -
     Class S                             0.55%         0.25%               (11)                      (10)                    (10)


 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class S Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Risk-Managed Core Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.

 (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


 (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18 Janus Adviser Series

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (9) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.50%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced January 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (10) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (11) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Risk-Managed Growth Fund - Class S
  Risk-Managed Core Fund(1) - Class S
  Risk-Managed Value Fund - Class S
  Risk-Managed International Fund - Class S                                  N/A        N/A


 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                         Risk/return summary  19

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   INTECH applies a mathematical investment process to construct an investment portfolio for each Risk-Managed Fund. INTECH developed the formulas underlying this mathematical investment process.


   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks, over time, to generate a return in excess of each Fund's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:


   - selecting stocks primarily from stocks within a Fund's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of a Fund's holdings with respect to its benchmark index.


   INTECH seeks, over time, to outperform each Fund's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for each Fund in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.


   The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

 20 Janus Adviser Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in a Fund's benchmark index, INTECH's mathematical investment process may select foreign securities from within the applicable benchmark index, regardless of where a company is located. There are no limitations on the countries in which the Funds may invest.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


                                   Principal investment strategies and risks  21

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Risk-Managed International Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. As previously noted, to the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign securities. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

 22 Janus Adviser Series
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.



   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may invest in exchange-traded funds or use futures and options to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Funds.


3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policy with respect to borrowing, the percentage limitations described in the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Funds normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Funds may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these

                                   Principal investment strategies and risks  23
   types of derivative investments will work and their use could cause lower returns or even losses to the Funds.



   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER


   The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Funds may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Funds, and the nature of the Funds' investments. Portfolio turnover rates are not a factor in making buy and sell decisions.


   The rebalancing techniques used by the Funds may result in a higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolios to their target weighting versus each Fund's benchmark index, as determined by INTECH's mathematical investment process.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets

 24 Janus Adviser Series
   or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   FOREIGN SECURITIES

   Risk-Managed International Fund may invest without limit in foreign equity and debt securities. To the extent that foreign securities may be included in the other Risk-Managed Funds' respective benchmark indices, INTECH's mathematical investment process may select foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS

   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. INTECH's mathematical investment process may select companies that are deemed by the market to be a special situation only to the extent they are included in the Funds' respective benchmark index. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."


                                   Principal investment strategies and risks  25

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. INTECH is responsible for the day-to-day management of the Risk-Managed Funds' investment portfolios. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in

 26 Janus Adviser Series
   addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  27

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Funds.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Risk-Managed Growth Fund     All Asset Levels          0.50
   Risk-Managed Value Fund      All Asset Levels          0.50
   Risk-Managed International
     Fund                       All Asset Levels          0.55                       N/A(4)
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective January 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Risk-Managed Core Fund                0.50               +/-4.00%
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to


 28 Janus Adviser Series
    certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   RISK-MANAGED CORE FUND



   For Risk-Managed Core Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                                     Benchmark Index
-----------------------------------------------------------------------------
   Risk-Managed Core Fund                                     S&P 500(R)
                                                              Index



   Only the base fee rate applied until January 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for Risk-Managed Core Fund.


                                                     Management of the Funds  29

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 30 Janus Adviser Series

SUBADVISER


   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to the Funds. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Funds. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.


INVESTMENT PERSONNEL

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Funds. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.


     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements


                                                     Management of the Funds  31
     to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' investment personnel is included in the SAI.

 32 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Risk-Managed International Fund, currently offer five classes of shares. Risk-Managed International Fund currently offers four classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.



   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

                                                           Other information  33
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


 34 Janus Adviser Series
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


                                                           Other information  35

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 36 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  37

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 38 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  39

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.




   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 40 Janus Adviser Series
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  41

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

 42 Janus Adviser Series
   certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

                                                         Shareholder's guide  43
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

 44 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  45

   (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal

 46 Janus Adviser Series
   the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail,

                                                         Shareholder's guide  47
   prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs

 48 Janus Adviser Series
   from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash


                                                         Shareholder's guide  49
     for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 50 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  51

RISK-MANAGED GROWTH FUND - CLASS S
-------------------------------------------------------------------------------------------------------
                                                       Years or Period ended July 31
                                       2007          2006          2005           2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $13.28        $12.24         $11.13         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.03          0.01             --(2)        0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.07          1.91           1.41           1.12
 Total from investment operations                      0.10          1.92           1.41           1.13
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                --            --             --             --
 Distributions from net realized
   gains                                             (0.63)        (0.88)         (0.30)             --
 Redemption fees                                         --(3)         --(3)          --(3)          --(3)
 Payment from affiliate                                  --(4)         --             --(4)          --
 Total distributions and other                       (0.63)        (0.88)         (0.30)             --
 NET ASSET VALUE, END OF PERIOD                      $12.75        $13.28         $12.24         $11.13
 Total return(5)                                      0.59%(6)     15.98%         12.77%(7)      11.30%
 Net assets, end of period (in
   thousands)                                      $121,473       $74,744        $46,376        $33,960
 Average net assets for the period
   (in thousands)                                   $97,158       $56,612        $40,172         $8,949
 Ratio of gross expenses to average
   net assets(8)(9)(10)                               1.10%         1.10%          1.39%          1.75%
 Ratio of net expenses to average
   net assets(8)(11)                                  1.10%         1.10%          1.39%          1.75%
 Ratio of net investment
   income/(loss) to average net
   assets(8)                                          0.35%         0.12%        (0.57)%        (1.00)%
 Portfolio turnover rate(8)                            100%          106%            92%            62%
-------------------------------------------------------------------------------------------------------


 (1) Period January 2, 2003 (inception date) through July 31, 2003.
 (2) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year end.
 (3) Redemption fees aggregated less than $.01 on a per share basis for the fiscal year or period end.
 (4) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (5) Total return not annualized for periods of less than one year.
 (6) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (7) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (8) Annualized for periods of less than one full year.
 (9) The expense ratio reflects expenses prior to any expense offset arrangements.
(10) The ratio was 1.15% in 2006, 1.27% in 2005, 1.53% in 2004 and 2.50% in 2003
     before waiver of certain fees and expense offsets incurred by the Fund.
(11) The expense ratio reflects expenses after any expense offset arrangements.

 52 Janus Adviser Series

RISK-MANAGED CORE FUND - CLASS S
-----------------------------------------------------------------------------------------------------
                                                      Years or Period ended July 31
                                      2007         2006          2005           2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $13.88        $12.72         $10.89         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.06          0.05           0.03           0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.70          2.59           1.96           0.88
 Total from investment operations                    0.76          2.64           1.99           0.89
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.08)            --             --             --
 Distributions from net realized
   gains                                           (1.31)        (1.48)         (0.20)             --
 Redemption fees                                       --(2)         --(2)          --(2)          --
 Payment from affiliate                                --            --           0.04             --
 Total distributions and other                     (1.39)        (1.48)         (0.16)             --
 NET ASSET VALUE, END OF PERIOD                    $13.25        $13.88         $12.72         $10.89
 Total return(3)                                    5.50%        21.58%         18.77%(4)       8.90%
 Net assets, end of period (in
   thousands)                                     $17,852       $12,114         $7,338         $7,135
 Average net assets for the period
   (in thousands)                                 $12,369        $8,971         $7,111         $4,192
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.10%         1.10%          1.39%          1.75%
 Ratio of net expenses to average
   net assets(5)(8)                                 1.10%         1.10%          1.39%          1.75%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        0.58%         0.64%        (0.03)%        (0.25)%
 Portfolio turnover rate(5)                           98%           80%            74%            64%
-----------------------------------------------------------------------------------------------------


(1) Period January 2, 2003 (inception date) through July 31, 2003.
(2) Redemption fees aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.41%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.50% in 2006, 2.13% in 2005, 2.53% in 2004 and 3.58% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

RISK-MANAGED VALUE FUND - CLASS S
-----------------------------------------------------------
                                       Year or Period ended
                                             July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.07
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.56
 Total from investment operations                     0.63
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                               --
 Distributions from net realized
   gains                                                --
 Total distributions                                    --
 NET ASSET VALUE, END OF PERIOD                     $10.63
 Total return(2)                                     6.30%
 Net assets, end of period (in
   thousands)                                         $266
 Average net assets for the period
   (in thousands)                                     $256
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.10%
 Ratio of net expenses to average
   net assets(3)(6)                                  1.10%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         1.23%
 Portfolio turnover rate(3)                            98%
-----------------------------------------------------------


(1) Period December 30, 2005 (inception date) through July 31, 2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 3.92% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 54 Janus Adviser Series

RISK-MANAGED INTERNATIONAL FUND - CLASS S
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  55

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 56 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  57

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 58 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  59

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 60 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  61

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



 62 Janus Adviser Series

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

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         VALUE
                          Janus Adviser Mid Cap Value Fund

                          Janus Adviser Small Company Value Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Mid Cap Value Fund.........................    2
       Janus Adviser Small Company Value Fund...................    7

    FEES AND EXPENSES...........................................   12

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
          strategies............................................   16
       Risks....................................................   18
       Frequently asked questions about certain risks...........   19
       General portfolio policies...............................   21

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   25
       Management expenses......................................   27
       Subadviser...............................................   29
       Investment personnel.....................................   30

    OTHER INFORMATION...........................................   32

    DISTRIBUTIONS AND TAXES.....................................   36

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   39
       Choosing a share class...................................   41
       Distribution, servicing, and networking fees.............   42
       Purchases................................................   43
       Exchanges................................................   47
       Redemptions..............................................   48
       Excessive trading........................................   50
       Shareholder communications...............................   54

    FINANCIAL HIGHLIGHTS........................................   55

    GLOSSARY OF INVESTMENT TERMS................................   60

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP VALUE FUND

   Mid Cap Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]




   The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and December 31, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from December 31, 2002 to December 31, 2006. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006 and the


                                                          Risk/return summary  3
   performance of the Fund's Class S Shares from December 31, 2002 to September 30, 2004, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on December 31, 2002. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   MID CAP VALUE FUND - CLASS C


      Annual returns for periods ended 12/31
                                                         34.96%  17.72%  9.65%
                                                          2003    2004   2005   2006

      Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                              1 year(1)     (12/31/02)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell Midcap(R) Value Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                               -----------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 6 Janus Adviser Series

JANUS ADVISER SMALL COMPANY VALUE FUND

   Small Company Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's portfolio manager. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ million to $ billion. [TO BE UPDATED BY AMENDMENT]




   The Fund uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many

                                                          Risk/return summary  7
   other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and April 21, 2003, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from April 21, 2003 to December 31, 2006 and the historical performance of the predecessor fund for the periods prior to April 21, 2003 as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from April 21, 2003 to September 30, 2004, and the historical performance of the predecessor fund for the periods prior to April 21, 2003 as explained below.


 8 Janus Adviser Series

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on April 21, 2003, after the reorganization of all of the assets of Berger Small Cap Value Fund II into the Fund. The performance information provided for periods prior to April 21, 2003 is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

   SMALL COMPANY VALUE FUND - CLASS C


      Annual returns for periods ended 12/31
                                                         42.62%  16.72%  5.41%
                                                          2003    2004   2005   2006

      Best Quarter:       Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                                            1 year(1)        (3/28/02)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Russell 2000(R) Value Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.
   (4) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

 10 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period April 21, 2003 to December 31, 2006 and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 21, 2003. If Class C Shares of the Funds had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  11

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 12 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)


--------------------------------------------------------------------------------


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                  Acquired   Total Annual             Net Annual
                                                                                  Fund(8)        Fund                    Fund
                                Management   Distribution/Service      Other      Fees and    Operating     Expense    Operating
                                  Fee(5)       (12b-1) Fees(6)      Expenses(7)   Expenses   Expenses(9)    Waivers   Expenses(9)
   Mid Cap Value Fund(10) -
     Class A                                         0.25%
     Class C                                         1.00%
   Small Company Value Fund -
     Class A                       0.74%             0.25%
     Class C                       0.74%             1.00%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.



  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


  (5) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Mid Cap Value Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (8) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


                                                         Risk/return summary  13

 (10) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                 1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                --------------------------------------------------------------
    Mid Cap Value Fund(4) - Class A
    Small Company Value Fund - Class A



                                             1 Year(5)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
    Mid Cap Value Fund(4) - Class C
    Small Company Value Fund - Class C



                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Mid Cap Value Fund(4) - Class A
    Small Company Value Fund - Class A



                                             1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Mid Cap Value Fund(4) - Class C
    Small Company Value Fund - Class C


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.

  (3) Contingent deferred sales charge not applicable


  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 14 Janus Adviser Series

  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.



 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.


                                                         Risk/return summary  15

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.


1. HOW ARE COMMON STOCKS SELECTED BY JANUS FOR SMALL COMPANY VALUE FUND?


   Small Company Value Fund's portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies with reasonably solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?

   Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration

 16 Janus Adviser Series
   in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Funds.


5. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


                                   Principal investment strategies and risks  17

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the


 18 Janus Adviser Series

   Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of the Funds may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

                                   Principal investment strategies and risks  19
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - currency risk
   - political and economic risk
   - regulatory risk
   - market risk
   - transaction costs

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that


 20 Janus Adviser Series
   happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

                                   Principal investment strategies and risks  21

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of each Fund's assets)


 22 Janus Adviser Series

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS


   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

                                   Principal investment strategies and risks  23
   differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 24 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of Small Company Value Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Fund. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and

                                                     Management of the Funds  25
   other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 26 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Mid Cap Value Fund pays Perkins a subadvisory fee directly for managing the Fund.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual            Actual Investment
                                 Average Daily          Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)    (for the fiscal year ended
Fund Name                           of Fund           (annual rate)             July 31, 2007)
----------------------------------------------------------------------------------------------------
   Small Company Value Fund     All Asset Levels           0.74
----------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                          Performance     Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index      July 31, 2007)
-----------------------------------------------------------------------------------------------
   Mid Cap Value Fund                       0.64         +/- 4.00%

-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees


                                                     Management of the Funds  27
    and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and, as applicable, subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   MID CAP VALUE FUND



   For Mid Cap Value Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                            Benchmark Index
---------------------------------------------------------------------------------
   Mid Cap Value Fund                                Russell Midcap(R) Value
                                                     Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Mid Cap Value Fund.


   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable

 28 Janus Adviser Series
   performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund, and has served in such capacity since the Fund's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

                                                     Management of the Funds  29

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Small Company Value Fund, which he has managed or co-managed since its inception. Mr. Holm is also Portfolio Manager of other Janus accounts.
     He joined Janus Capital in July 2005. Prior to joining Janus Capital,
     Mr. Holm co-managed the Fund (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------

     is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.


 30 Janus Adviser Series

THOMAS M. PERKINS
--------------------------------------------------------------------------------

     has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  31

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

 32 Janus Adviser Series
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


                                                           Other information  33
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


 34 Janus Adviser Series

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 36 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  37

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 38 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  39
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

 40 Janus Adviser Series

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have five classes of shares, with the exception of Risk-Managed International Fund, which has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

                                                         Shareholder's guide  41

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:


    Class                                                         12b-1 Fee for the Funds
    -------------------------------------------------------------------------------------
    Class A Shares                                                         0.25%
    Class C Shares                                                         1.00%(1)


 42 Janus Adviser Series

   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.


   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the

                                                         Shareholder's guide  43

   Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales
 44 Janus Adviser Series
   charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                  5.75%         6.10%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                            None(2)      None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have

                                                         Shareholder's guide  45
   selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the

 46 Janus Adviser Series
   difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

                                                         Shareholder's guide  47

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.



REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 48 Janus Adviser Series

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

                                                         Shareholder's guide  49

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the
 50 Janus Adviser Series
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions

                                                         Shareholder's guide  51
   may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of

 52 Janus Adviser Series
   arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Character-


                                                         Shareholder's guide  53
     istics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 54 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions). Class A Shares of the Funds first became available on September 30, 2004. Class C Shares first became available on September 30, 2002.


                                                        Financial highlights  55

MID CAP VALUE FUND - CLASS A
------------------------------------------------------------------------
                                            Years or Period ended
                                                   July 31
                                      2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $16.09        $14.25
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.23          0.03
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.83          2.54
 Total from investment operations                     1.06          2.57
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                           (0.15)        (0.01)
 Distributions from net realized
   gains                                            (0.43)        (0.72)
 Payment from affiliate                                 --(2)         --(2)
 Total distributions and other                      (0.58)        (0.73)
 NET ASSET VALUE, END OF PERIOD                     $16.57        $16.09
 Total return(3)                                     6.71%(4)     18.50%(5)
 Net assets, end of period (in
   thousands)                                     $192,348       $25,884
 Average net assets for the period
   (in thousands)                                 $106,914        $6,677
 Ratio of gross expenses to average
   net assets(6)(7)(8)                               0.99%         1.00%
 Ratio of net expenses to average
   net assets(6)(9)                                  0.99%         0.99%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                         1.60%         0.49%
 Portfolio turnover rate(6)                            67%           71%
------------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year or period end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(6) Annualized for periods of less than one full year.
(7) The expense ratio reflects expenses prior to any expense offset arrangements.
(8) The ratio was 1.17% in 2006 and 1.08% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 56 Janus Adviser Series

SMALL COMPANY VALUE FUND - CLASS A
----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $14.68       $12.94
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          --         0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.62         2.53
 Total from investment operations                    0.62         2.54
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                              --           --
 Distributions from net realized
   gains                                           (0.49)       (0.80)
 Total distributions                               (0.49)       (0.80)
 NET ASSET VALUE, END OF PERIOD                    $14.81       $14.68
 Total return(2)                                    4.47%       20.26%
 Net assets, end of period (in
   thousands)                                        $361          $18
 Average net assets for the period
   (in thousands)                                    $147          $13
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.46%        1.50%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.44%        1.49%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      (0.30)%      (0.12)%
 Portfolio turnover rate(3)                           53%          45%
----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 2.13% in 2006 and 1.92% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  57

MID CAP VALUE FUND - CLASS C
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $15.92        $13.82        $11.39        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.14          0.01        (0.01)        (0.02)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.78          2.80          2.67          1.41
 Total from investment operations                    0.92          2.81          2.66          1.39
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.08)            --            --            --
 Distributions from net realized
   gains                                           (0.43)        (0.72)        (0.24)            --
 Payment from affiliate                                --(2)       0.01          0.01            --
 Total distributions and other                     (0.51)        (0.71)        (0.23)            --
 NET ASSET VALUE, END OF PERIOD                    $16.33        $15.92        $13.82        $11.39
 Total return(3)                                    5.92%(4)     20.84%(5)     23.59%(5)     13.90%
 Net assets, end of period (in
   thousands)                                     $30,422        $9,700        $1,868          $608
 Average net assets for the period
   (in thousands)                                 $20,534        $4,035          $817          $313
 Ratio of gross expenses to average
   net assets(6)(7)(8)                              1.74%         1.74%         1.86%         2.26%
 Ratio of net expenses to average
   net assets(6)(9)                                 1.74%         1.74%         1.86%         2.25%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                        0.90%       (0.24)%       (0.38)%       (0.91)%
 Portfolio turnover rate(6)                           67%           71%           63%          157%
---------------------------------------------------------------------------------------------------


(1) Period December 31, 2002 (inception date) through July 31, 2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.07%.
(6) Annualized for periods of less than one full year.
(7) The expense ratio reflects expenses prior to any expense offset arrangements.
(8) The ratio was 1.93% in 2006, 2.03% in 2005, 2.44% in 2004, and 9.97% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 58 Janus Adviser Series

SMALL COMPANY VALUE FUND - CLASS C
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $14.48        $12.21        $10.56         $8.89
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      (0.05)        (0.04)        (0.03)          0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.55          3.11          1.79          1.66
 Total from investment operations                    0.50          3.07          1.76          1.67
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                              --            --            --            --
 Distributions from net realized
   gains                                           (0.49)        (0.80)        (0.15)            --
 Payment from affiliate                                --            --          0.04            --
 Total distributions and other                     (0.49)        (0.80)        (0.11)            --
 NET ASSET VALUE, END OF PERIOD                    $14.49        $14.48        $12.21        $10.56
 Total return(2)                                    3.68%        25.78%        17.10%(3)     18.79%
 Net assets, end of period (in
   thousands)                                        $937          $762          $357           $18
 Average net assets for the period
   (in thousands)                                    $868          $512          $191           $12
 Ratio of gross expenses to average
   net assets(4)(5)(6)                              2.22%         2.25%         2.25%         2.25%
 Ratio of net expenses to average
   net assets(4)(7)                                 2.22%         2.24%         2.25%         2.25%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                                      (0.94)%       (0.73)%       (0.74)%       (2.30)%
 Portfolio turnover rate(4)                           53%           45%           67%           45%
---------------------------------------------------------------------------------------------------


(1) Period April 21, 2003 (inception of Class C Shares) to July 31, 2003.
(2) Total return not annualized for periods of less than one year.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.41%.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 2.60% in 2006, 2.68% in 2005, 3.23% in 2004, and 10.53% in
    2003 before waiver of certain fees and expense offsets incurred by the Fund.
(7) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  59

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 60 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  61

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 62 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  63

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 64 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  65

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 66 Janus Adviser Series
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                  You can make inquiries and request other
                  information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            VALUE
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund

                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Mid Cap Value Fund.........................    2
       Janus Adviser Small Company Value Fund...................    6

    FEES AND EXPENSES...........................................   11

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   14
       Risks....................................................   16
       Frequently asked questions about certain risks...........   17
       General portfolio policies...............................   19

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   23
       Management expenses......................................   25
       Subadviser...............................................   27
       Investment personnel.....................................   28

    OTHER INFORMATION...........................................   30

    DISTRIBUTIONS AND TAXES.....................................   35

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   38
       Networking fees..........................................   40
       Purchases................................................   40
       Exchanges................................................   41
       Redemptions..............................................   42
       Excessive trading........................................   43
       Shareholder communications...............................   47

    FINANCIAL HIGHLIGHTS........................................   48

    GLOSSARY OF INVESTMENT TERMS................................   51

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP VALUE FUND

   Mid Cap Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]


   The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, and the performance of the Fund's Class S Shares from December 31, 2002 to November 28, 2005, as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on December 31, 2002. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   MID CAP VALUE FUND - CLASS I



      Annual returns for periods ended 12/31
                                                        35.61%  17.94%  10.15%
                                                         2003    2004    2005   2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was    %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year     (12/31/02)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell Midcap(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.


 4 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period December 31, 2002 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  5

JANUS ADVISER SMALL COMPANY VALUE FUND

   Small Company Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's portfolio manager. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ million to $ billion. [TO BE UPDATED BY AMENDMENT]




   The Fund uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

 6 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from April 21, 2003 to November 28, 2005 and the historical performance of the predecessor fund for periods prior to April 21, 2003.


                                                          Risk/return summary  7

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on April 21, 2003, after the reorganization of all assets of Berger Small Cap Value Fund II into the Fund. The performance information provided for periods prior to April 21, 2003 is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. The performance shown reflects the Total Annual Fund Operating Expenses of Class I Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 8 Janus Adviser Series

   SMALL COMPANY VALUE FUND - CLASS I



      Annual returns for periods ended 12/31
                                                         43.08%  17.12%  5.87%
                                                          2003    2004   2005   2006

      Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                             1 year        (3/28/02)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             --------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

                                                          Risk/return summary  9

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period April 21, 2003 to November 28, 2005; and for Berger Small Cap Value Fund
   II - Investor Shares for the periods prior to April 21, 2003. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 10 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class I
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                            Acquired   Total Annual             Net Annual
                                                            Fund(4)        Fund                    Fund
                                Management      Other       Fees and    Operating     Expense    Operating
                                  Fee(2)     Expenses(3)    Expenses   Expenses(5)    Waivers   Expenses(5)
  Mid Cap Value Fund(6) -
     Class I
  Small Company Value Fund -
     Class I                      0.74%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Mid Cap Value Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


 (4) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 (5) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (6) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 12 Janus Adviser Series

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years   5 Years   10 Years
                                                                ---------------------------------------
  Mid Cap Value Fund(1) - Class I
  Small Company Value Fund - Class I



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  13

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY JANUS FOR SMALL COMPANY VALUE FUND?



   Small Company Value Fund's portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies with reasonably solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?

   Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration

 14 Janus Adviser Series
   in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Funds.


5. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


                                   Principal investment strategies and risks  15

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the


 16 Janus Adviser Series

   Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.


1. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?


   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of the Funds may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

                                   Principal investment strategies and risks  17
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - currency risk
   - political and economic risk
   - regulatory risk
   - market risk
   - transaction costs

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that


 18 Janus Adviser Series
   happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

                                   Principal investment strategies and risks  19

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of each Fund's assets)


 20 Janus Adviser Series

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

                                   Principal investment strategies and risks  21
   differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 22 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of Small Company Value Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Fund. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and

                                                     Management of the Funds  23
   other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 24 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Mid Cap Value Fund pays Perkins a subadvisory fee directly for managing the Fund.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Small Company Value Fund     All Asset Levels          0.74
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                      0.64              +/-4.00%
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus,


                                                     Management of the Funds  25
    and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and, as applicable, subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   MID CAP VALUE FUND



   For Mid Cap Value Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Mid Cap Value Fund                             Russell Midcap(R) Value Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Mid Cap Value Fund.


   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable

 26 Janus Adviser Series
   performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund, and has served in such capacity since the Fund's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

                                                     Management of the Funds  27

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Small Company Value Fund, which he has managed or co-managed since its inception. Mr. Holm is also Portfolio Manager of other Janus accounts.
     He joined Janus Capital in July 2005. Prior to joining Janus Capital,
     Mr. Holm co-managed the Fund (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------

     is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.


 28 Janus Adviser Series

THOMAS M. PERKINS
--------------------------------------------------------------------------------

     has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  29

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Funds currently offer five classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/ endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction

 30 Janus Adviser Series
   becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

                                                           Other information  31
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


 32 Janus Adviser Series

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


                                                           Other information  33

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 34 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  35

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 36 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  37

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

 38 Janus Adviser Series
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

                                                         Shareholder's guide  39
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


NETWORKING FEES



   NETWORKING AND/OR OMNIBUS POSITIONING FEE


   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this


 40 Janus Adviser Series
   program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.



   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding

                                                         Shareholder's guide  41

     Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day

 42 Janus Adviser Series
   period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

                                                         Shareholder's guide  43

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

 44 Janus Adviser Series

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

                                                         Shareholder's guide  45

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day


 46 Janus Adviser Series
     lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).


 48 Janus Adviser Series

MID CAP VALUE FUND - CLASS I
------------------------------------------------------------
                                       Year or Period ended
                                              July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $16.27
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.22
 Net gain/(loss) on securities
   (both realized and unrealized)                       0.63
 Total from investment operations                       0.85
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                             (0.16)
 Distributions from net realized
   gains                                              (0.43)
 Total distributions                                  (0.59)
 NET ASSET VALUE, END OF PERIOD                       $16.53
 Total return(2)                                       5.40%
 Net assets, end of period (in
   thousands)                                        $24,836
 Average net assets for the period
   (in thousands)                                    $11,613
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                 0.75%
 Ratio of net expenses to average
   net assets(3)(6)                                    0.74%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                           1.28%
 Portfolio turnover rate(3)                              67%
------------------------------------------------------------


 (1) Period November 28, 2005 (inception of Class I Shares) through July 31,
     2006.
 (2) Total return not annualized for periods of less than one year.
 (3) Annualized for periods of less than one full year.
 (4) The expense ratio reflects expenses prior to any expense offset arrangements.
 (5) The ratio was 0.86% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
 (6) The expense ratio reflects expenses after any expense offset arrangements.



                                                        Financial highlights  49

SMALL COMPANY VALUE FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $14.05
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                          0.02
 Net gain/(loss) on securities
   (both realized and unrealized)                      1.22
 Total from investment operations                      1.24
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --
 Distributions from net realized
   gains                                             (0.49)
 Total distributions                                 (0.49)
 NET ASSET VALUE, END OF PERIOD                      $14.80
 Total return(2)                                      9.09%
 Net assets, end of period (in
   thousands)                                          $255
 Average net assets for the period
   (in thousands)                                      $103
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                1.19%
 Ratio of net expenses to average
   net assets(3)(6)                                   1.17%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        (0.21)%
 Portfolio turnover rate(3)                             53%
-----------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.88% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 50 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  51

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 52 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  53
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 54 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  55
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 56 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  57
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 62

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            VALUE
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Mid Cap Value Fund.........................    2
       Janus Adviser Small Company Value Fund...................    6

    FEES AND EXPENSES...........................................   10

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   13
       Risks....................................................   15
       Frequently asked questions about certain risks...........   16
       General portfolio policies...............................   18

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   22
       Management expenses......................................   24
       Subadviser...............................................   26
       Investment personnel.....................................   27

    OTHER INFORMATION...........................................   29

    DISTRIBUTIONS AND TAXES.....................................   33

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   36
       Distribution and service fees............................   38
       Purchases................................................   38
       Exchanges................................................   39
       Redemptions..............................................   40
       Excessive trading........................................   40
       Shareholder communications...............................   44

    FINANCIAL HIGHLIGHTS........................................   46

    GLOSSARY OF INVESTMENT TERMS................................   49

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP VALUE FUND

   Mid Cap Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]


   The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006 and the performance of the Fund's Class S Shares from December 31, 2002 to September 30, 2004 as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on December 31, 2002. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   MID CAP VALUE FUND - CLASS R



      Annual returns for periods ended 12/31
                                                         35.03%  17.16%  9.93%
                                                          2003    2004   2005   2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                 Average annual total return for periods ended 12/31/06
                                                 ------------------------------------------------------
                                                                                        Since Inception
                                                                              1 year      (12/31/02)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell Midcap(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.


 4 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006 and for the Fund's Class S Shares (formerly named Class I Shares) for the period December 31, 2002 to September 30, 2004. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  5

JANUS ADVISER SMALL COMPANY VALUE FUND

   Small Company Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's portfolio manager. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ million to $ billion. [TO BE UPDATED BY AMENDMENT]




   The Fund uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many

 6 Janus Adviser Series
   other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from April 21, 2003 to September 30, 2004, and the historical performance of the predecessor fund for the periods prior to April 21, 2003.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on April 21, 2003, after the reorganization of all of the assets of Berger Small Cap Value Fund II into the Fund. The performance information provided for periods prior to April 21, 2003 is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company

                                                          Risk/return summary  7

   Value Fund. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   SMALL COMPANY VALUE FUND - CLASS R



      Annual returns for periods ended 12/31
                                                         41.57%  16.23%  5.66%
                                                          2003    2004   2005   2006

      Best Quarter:         Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                             1 year        (3/28/02)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             -------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

 8 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; distributions for the Fund's Class S Shares (formerly named Class I Shares) for the periods January 1, 2004 to September 30, 2004 and April 21, 2003 to December 31, 2003; and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 21, 2003. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  9

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class R
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired    Total Annual             Net Annual
                                                   Distribution                  Fund(5)         Fund                    Fund
                                      Management     (12b-1)         Other       Fees and     Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)    Expenses    Expenses(6)    Waivers   Expenses(6)
   Mid Cap Value Fund(7) -
     Class R                                          0.50%
   Small Company Value Fund -
     Class R                            0.74%         0.50%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Mid Cap Value Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


 (5) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




                                                         Risk/return summary  11

 (7) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years   5 Years   10 Years
                                                                ---------------------------------------
   Mid Cap Value Fund(1) - Class R
   Small Company Value Fund - Class R



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 12 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY JANUS FOR SMALL COMPANY VALUE FUND?



   Small Company Value Fund's portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies with reasonably solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?

   Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration

                                   Principal investment strategies and risks  13
   in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Funds.


5. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


 14 Janus Adviser Series

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the


                                   Principal investment strategies and risks  15

   Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of the Funds may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

 16 Janus Adviser Series
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - currency risk
   - political and economic risk
   - regulatory risk
   - market risk
   - transaction costs

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that


                                   Principal investment strategies and risks  17
   happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

 18 Janus Adviser Series

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of each Fund's assets)


                                   Principal investment strategies and risks  19

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

 20 Janus Adviser Series
   differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  21

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of Small Company Value Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Fund. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and

 22 Janus Adviser Series
   other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  23

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Mid Cap Value Fund pays Perkins a subadvisory fee directly for managing the Fund.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                        Contractual           Actual Investment
                                  Average Daily         Investment             Advisory Fee (%)
                                    Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                            of Fund           (annual rate)            July 31, 2007)
----------------------------------------------------------------------------------------------------
   Small Company Value Fund      All Asset Levels          0.74
----------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Mid Cap Value Fund                    0.64               +/-4.00%
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to


 24 Janus Adviser Series
    certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and, as applicable, subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   MID CAP VALUE FUND



   For Mid Cap Value Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Mid Cap Value Fund                             Russell Midcap(R) Value Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Mid Cap Value Fund.


                                                     Management of the Funds  25

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund, and has served in such capacity since the Fund's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

 26 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Small Company Value Fund, which he has managed or co-managed since its inception. Mr. Holm is also Portfolio Manager of other Janus accounts.
     He joined Janus Capital in July 2005. Prior to joining Janus Capital,
     Mr. Holm co-managed the Fund (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------

     is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  27

THOMAS M. PERKINS
--------------------------------------------------------------------------------

     has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 28 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

                                                           Other information  29
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


 30 Janus Adviser Series
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  31

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 32 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  33

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 34 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  35

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant

 36 Janus Adviser Series
   events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

                                                         Shareholder's guide  37

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

 38 Janus Adviser Series
   that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.



   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

                                                         Shareholder's guide  39

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.



   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

 40 Janus Adviser Series

   The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries

                                                         Shareholder's guide  41
   that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

 42 Janus Adviser Series

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.


                                                         Shareholder's guide  43

   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

 44 Janus Adviser Series

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions). Class R Shares of the Funds first became available on September 30, 2004.


 46 Janus Adviser Series

MID CAP VALUE FUND - CLASS R
---------------------------------------------------------------------
                                                 Years or
                                               Period ended
                                                 July 31
                                      2007        2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $16.04       $14.25
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.11         0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                  0.86         2.50
 Total from investment operations                  0.97         2.51
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                        (0.04)           --
 Distributions from net realized
   gains                                         (0.43)       (0.72)
 Payment from affiliate                              --(2)        --
 Total distributions and other                   (0.47)       (0.72)
 NET ASSET VALUE, END OF PERIOD                  $16.54       $16.04
 Total return(3)                                  6.19%(4)    18.04%
 Net assets, end of period (in
   thousands)                                    $1,919         $687
 Average net assets for the period
   (in thousands)                                $1,030         $437
 Ratio of gross expenses to average
   net assets(5)(6)(7)                            1.50%        1.49%
 Ratio of net expenses to average
   net assets(5)(8)                               1.49%        1.49%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                      1.04%        0.06%
 Portfolio turnover rate(5)                         67%          71%
---------------------------------------------------------------------


 (1) Period September 30, 2004 (inception of Class R Shares) through July 31, 2005.
 (2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (3) Total return not annualized for periods of less than one year.
 (4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (5) Annualized for periods of less than one full year.
 (6) The expense ratio reflects expenses prior to any expense offset arrangements.
 (7) The ratio was 1.58% in 2006 and 1.68% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
 (8) The expense ratio reflects expenses after any expense offset arrangements.



                                                        Financial highlights  47

SMALL COMPANY VALUE FUND - CLASS R
--------------------------------------------------------------------------
                                                   Years or
                                                 Period ended
                                                    July 31
                                       2007          2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $14.63         $12.94
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        (0.02)         (0.01)
 Net gain/(loss) on securities
   (both realized and unrealized)                      0.56           2.50
 Total from investment operations                      0.54           2.49
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                                --             --
 Distributions from net realized
   gains                                             (0.49)         (0.80)
 Total distributions                                 (0.49)         (0.80)
 NET ASSET VALUE, END OF PERIOD                      $14.68         $14.63
 Total return(2)                                      3.92%         19.85%
 Net assets, end of period (in
   thousands)                                        $3,720         $2,341
 Average net assets for the period
   (in thousands)                                    $2,918            $14
 Ratio of gross expenses to average
   net assets(3)(4)(5)                                1.97%          3.05%
 Ratio of net expenses to average
   net assets(3)(6)                                   1.97%          1.99%
 Ratio of net investment income
   (loss) to average net assets(3)                  (0.70)%       (11.56)%
 Portfolio turnover ratio(3)                            53%            45%
--------------------------------------------------------------------------


 (1) Period September 30, 2004 (inception of Class R Shares) through July 31, 2005.
 (2) Total return not annualized for periods of less than one year.
 (3) Annualized for periods of less than one full year.
 (4) The expense ratio reflects expenses prior to any expense offset arrangements.
 (5) The ratio was 2.38% in 2006 and 5.06% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
 (6) The expense ratio reflects expenses after any expense offset arrangements.



 48 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  49

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 50 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  51
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 52 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  53
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 54 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  55
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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            VALUE
                          Janus Adviser Mid Cap Value Fund
                          Janus Adviser Small Company Value Fund

                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund. Janus Adviser Mid Cap Value Fund is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Mid Cap Value Fund.........................    2
       Janus Adviser Small Company Value Fund...................    7

    FEES AND EXPENSES...........................................   11

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   14
       Risks....................................................   16
       Frequently asked questions about certain risks...........   17
       General portfolio policies...............................   19

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   23
       Management expenses......................................   25
       Subadviser...............................................   27
       Investment personnel.....................................   28

    OTHER INFORMATION...........................................   30

    DISTRIBUTIONS AND TAXES.....................................   34

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   37
       Distribution and service fees............................   39
       Purchases................................................   39
       Exchanges................................................   41
       Redemptions..............................................   41
       Excessive trading........................................   42
       Shareholder communications...............................   46

    FINANCIAL HIGHLIGHTS........................................   47

    GLOSSARY OF INVESTMENT TERMS................................   51

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER MID CAP VALUE FUND

   Mid Cap Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ billion to $ billion. [TO BE UPDATED BY AMENDMENT]


   The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

 2 Janus Adviser Series

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Fund's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on December 31, 2002. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.

                                                          Risk/return summary  3

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   MID CAP VALUE FUND - CLASS S


      Annual returns for periods ended 12/31
                                                        35.61%  17.94%  10.15%
                                                         2003    2004    2005   2006

      Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year     (12/31/02)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell Midcap(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ----------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares).


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER SMALL COMPANY VALUE FUND

   Small Company Value Fund (the "Fund") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE FUND seeks capital appreciation.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's portfolio manager. The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of September 30, 2007, they ranged from approximately $ million to $ billion. [TO BE UPDATED BY AMENDMENT]




   The Fund uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

                                                          Risk/return summary  7

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on April 21, 2003, after the reorganization of all of the assets of Berger Small Cap Value Fund II into the Fund. The performance information provided for periods prior to April 21, 2003 is for Berger Small Cap Value Fund II - Investor Shares, the predecessor to Janus Adviser Small Company Value Fund. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.

 8 Janus Adviser Series

   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   SMALL COMPANY VALUE FUND - CLASS S


      Annual returns for periods ended 12/31
                                                         43.20%  17.23%  5.88%
                                                          2003    2004   2005   2006

      Best Quarter:         Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                   Average annual total return for periods ended 12/31/06
                                                   ------------------------------------------------------
                                                                                        Since Inception
                                                                                      of Predecessor Fund
                                                                             1 year        (3/28/02)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Russell 2000(R) Value Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             -------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

                                                          Risk/return summary  9

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period April 21, 2003 to December 31, 2006 and for Berger Small Cap Value Fund II - Investor Shares for the periods prior to April 21, 2003. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 10 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              Class S
Sales Charges...............................................  None
Redemption fee..............................................  None
Exchange fee................................................  None


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired    Total Annual             Net Annual
                                                   Distribution                  Fund(5)         Fund                    Fund
                                      Management     (12b-1)         Other       Fees and     Operating     Expense    Operating
                                        Fee(2)       Fees(3)      Expenses(4)    Expenses    Expenses(6)    Waivers   Expenses(6)
   Mid Cap Value Fund(7) -
     Class S                                          0.25%
   Small Company Value Fund -
     Class S                            0.74%         0.25%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.


 (2) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Mid Cap Value Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index.


 (3) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


 (4) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


 (5) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 (6) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 12 Janus Adviser Series

 (7) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                1 Year    3 Years   5 Years   10 Years
                                                                ---------------------------------------
   Mid Cap Value Fund(1) - Class S
   Small Company Value Fund - Class S


 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  13

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY JANUS FOR SMALL COMPANY VALUE FUND?



   Small Company Value Fund's portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. The Fund's portfolio manager generally looks for companies with reasonably solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE FUND?

   Mid Cap Value Fund's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Fund look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration

 14 Janus Adviser Series
   in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


4. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for the Funds.


5. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Funds than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?


   The Funds may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Fund's performance could suffer from its investments in "special situations."


                                   Principal investment strategies and risks  15

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the


 16 Janus Adviser Series

   Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of the Funds may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

                                   Principal investment strategies and risks  17
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - currency risk
   - political and economic risk
   - regulatory risk
   - market risk
   - transaction costs

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that


 18 Janus Adviser Series
   happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

                                   Principal investment strategies and risks  19

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of each Fund's assets)


 20 Janus Adviser Series

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

                                   Principal investment strategies and risks  21
   differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 22 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of Small Company Value Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Fund. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and

                                                     Management of the Funds  23
   other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 24 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay. Mid Cap Value Fund pays Perkins a subadvisory fee directly for managing the Fund.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Fund paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Fund. [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   Small Company Value Fund     All Asset Levels          0.74
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Mid Cap Value Fund                    0.64               +/-4.00%
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to


                                                     Management of the Funds  25
    certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements and, as applicable, subadvisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   MID CAP VALUE FUND



   For Mid Cap Value Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                           Benchmark Index
---------------------------------------------------------------------------------
   Mid Cap Value Fund                               Russell Midcap(R) Value Index



   Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Mid Cap Value Fund.


 26 Janus Adviser Series

   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Fund, and has served in such capacity since the Fund's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the Fund's portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

                                                     Management of the Funds  27

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser Small Company Value Fund, which he has managed or co-managed since its inception. Mr. Holm is also Portfolio Manager of other Janus accounts.
     He joined Janus Capital in July 2005. Prior to joining Janus Capital,
     Mr. Holm co-managed the Fund (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------

     is Co-Manager of Janus Adviser Mid Cap Value Fund, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kautz holds the Chartered Financial Analyst designation.


 28 Janus Adviser Series

THOMAS M. PERKINS
--------------------------------------------------------------------------------

     has been the lead Co-Manager of Janus Adviser Mid Cap Value Fund since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was Co-Portfolio Manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Fund, and as lead Co-Manager, exercises final decision-making authority over the Fund as necessary.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  29

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 30 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


                                                           Other information  31
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


 32 Janus Adviser Series

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 34 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  35

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 36 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus representative at 1-800-525-3713 to purchase, exchange, or redeem shares.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on

                                                         Shareholder's guide  37
   which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial

 38 Janus Adviser Series
   intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for

                                                         Shareholder's guide  39
   information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds. If you previously owned Shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus representative at 1-800-525-3713 to purchase additional Shares.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

 40 Janus Adviser Series

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call 1-800-525-3713 to exchange shares. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.



   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS


   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares. If you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, you may call a Janus representative at 1-800-525-3713 to redeem Shares.


   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

                                                         Shareholder's guide  41

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.



EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


 42 Janus Adviser Series

   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts,

                                                         Shareholder's guide  43
   and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the

 44 Janus Adviser Series

   Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding


                                                         Shareholder's guide  45
     cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 46 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).


   The information for Small Company Value Fund has been derived from the financial statements of the Investor Shares Class of the Berger Small Cap Value Fund II, which together with Institutional and Service Shares, was reorganized into the Fund on April 21, 2003. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, Small Company Value Fund changed its fiscal year end to July 31.

                                                        Financial highlights  47

MID CAP VALUE FUND - CLASS S
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006          2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $16.05        $13.89        $11.42        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.19          0.03          0.01            --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.83          2.86          2.71          1.42
 Total from investment operations                    1.02          2.89          2.72          1.42
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.10)        (0.01)        (0.01)            --
 Distributions from net realized
   gains                                           (0.43)        (0.72)        (0.24)            --
 Payment from affiliate                                --(3)         --(3)         --(3)         --
 Total distributions and other                     (0.53)        (0.73)        (0.25)            --
 NET ASSET VALUE, END OF PERIOD                    $16.54        $16.05        $13.89        $11.42
 Total return(4)                                    6.47%(5)     21.25%(6)     23.93%(6)     14.20%
 Net assets, end of period (in
   thousands)                                     $74,181       $42,637       $24,019        $7,810
 Average net assets for the period
   (in thousands)                                 $57,475       $34,847       $14,917        $2,850
 Ratio of gross expenses to average
   net assets(7)(8)(9)                              1.24%         1.24%         1.36%         1.76%
 Ratio of net expenses to average
   net assets(7)(10)                                1.24%         1.24%         1.36%         1.75%
 Ratio of net investment
   income/(loss) to average net
   assets(7)                                        1.43%         0.28%         0.15%       (0.38)%
 Portfolio turnover rate(7)                           67%           71%           63%          157%
---------------------------------------------------------------------------------------------------


 (1) Period December 31, 2002 (inception date) through July 31, 2003.
 (2) Net investment income/(loss) aggregated less than $.01 on a per share basis for the period end.
 (3) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (4) Total return not annualized for periods of less than one year.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (6) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (7) Annualized for periods of less than one full year.
 (8) The expense ratio reflects expenses prior to any expense offset arrangements.
 (9) The ratio was 1.33% in 2006, 1.52% in 2005, 1.94% in 2004 and 6.50% in 2003
     before waiver of certain fees and expense offsets incurred by the Fund.
(10) The expense ratio reflects expenses after any expense offset arrangements.

 48 Janus Adviser Series

SMALL COMPANY VALUE FUND - CLASS S
                                                                                             Berger Small Cap Value Fund II
                                                       Janus Adviser                      -------------------------------------
                                                       Small Company                      Investor    Institutional    Service
                                                       Value Fund(1)                      Shares(2)     Shares(2)     Shares(2)
-------------------------------------------------------------------------------------------------------------------------------
                                               Years or Period ended July 31
                                       2006          2005          2004        2003(3)       Period ended September 30, 2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                               $14.66       $12.29        $10.57         $8.26      $10.00        $10.00        $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               --(4)        --(4)         --(4)         --(4)    (1.74)       (1.74)        (1.76)
 Net gain/(loss) on securities
   (both realized and unrealized)         0.57         3.17          1.87          2.31          --            --            --
 Total from investment operations         0.57         3.17          1.87          2.31      (1.74)        (1.74)        (1.76)
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                   --           --            --            --          --            --            --
 Distributions from net realized
   gains                                (0.49)       (0.80)        (0.15)            --          --            --            --
 Total distributions                    (0.49)       (0.80)        (0.15)            --          --            --            --
 NET ASSET VALUE, END OF PERIOD         $14.74       $14.66        $12.29        $10.57       $8.26         $8.26         $8.24
 Total return(5)                         4.12%       26.45%        17.75%        27.97%    (17.40)%      (17.40)%      (17.60)%
 Net assets, end of period (in
   thousands)                          $27,819      $22,472       $14,889       $13,068      $4,921        $1,879          $359
 Average net assets for the period
   (in thousands)                      $21,523      $18,976       $14,438        $9,399         N/A           N/A           N/A
 Ratio of gross expenses to average
   net assets(6)(7)(8)(9)                1.73%        1.75%         1.75%         1.75%       3.37%         2.49%         4.66%
 Ratio of net expenses to average
   net assets(6)(8)(10)                  1.72%        1.74%         1.75%         1.75%       2.96%         2.49%         3.18%
 Ratio of net investment income
   (loss) to average net assets(6)     (0.43)%      (0.20)%       (0.19)%       (0.81)%     (1.11)%       (0.68)%       (1.28)%
 Portfolio turnover ratio(6)               53%          45%           67%           45%         11%           11%           11%
-------------------------------------------------------------------------------------------------------------------------------

 (1) Effective April 21, 2003, Berger Small Cap Value Fund II was reorganized into Class I Shares of the Fund.
 (2) Period March 28, 2002 (inception date) through September 30, 2002.
 (3) For the ten month fiscal period ended July 31, 2003.

                                                        Financial highlights  49

 (4) Net investment income/(loss) aggregated less than $.01 on a per share basis for the fiscal year or period end.
 (5) Total return not annualized for periods of less than one year.
 (6) Annualized for periods of less than one full year.
 (7) The expense ratio reflects expenses prior to any expense offset arrangements.
 (8) Certain prior year amounts have been reclassified to conform to current year presentation.
 (9) The ratio was 2.10% in 2006, 2.12% in 2005, 2.67% in 2004 and 2.93% in 2003
     before waiver of certain fees and expenses offsets incurred by the Fund.
(10) The expense ratio reflects expenses after any expense offset arrangements.



 50 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  51

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 52 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  53
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 54 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  55
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 56 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  57

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         INTERNATIONAL & GLOBAL
                          Janus Adviser Worldwide Fund
                          Janus Adviser International Equity Fund
                          Janus Adviser International Growth Fund

                             Janus Adviser Global Research Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Global Research Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Global Research Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Worldwide Fund.............................    2
       Janus Adviser International Equity Fund..................    7
       Janus Adviser International Growth Fund..................    9
       Janus Adviser Global Research Fund.......................   14

    FEES AND EXPENSES...........................................   17

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   21
       Risks....................................................   22
       Frequently asked questions about certain risks...........   23
       General portfolio policies...............................   26

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   29
       Management expenses......................................   31
       Investment personnel.....................................   35

    OTHER INFORMATION...........................................   40

    DISTRIBUTIONS AND TAXES.....................................   44

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   47
       Choosing a share class...................................   49
       Distribution, servicing, and networking fees.............   50
       Purchases................................................   51
       Exchanges................................................   55
       Redemptions..............................................   56
       Excessive trading........................................   58
       Shareholder communications...............................   62

    FINANCIAL HIGHLIGHTS........................................   63

    GLOSSARY OF INVESTMENT TERMS................................   70


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER WORLDWIDE FUND

   Worldwide Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of

 2 Janus Adviser Series
   how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   WORLDWIDE FUND - CLASS C


    Annual returns for periods ended 12/31
             20.96%  27.85%  64.43%  (15.80)%  (21.44)%  (27.13)%  22.08%  4.25%  5.51%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                      Average annual total return for periods ended 12/31/06
                                                      ------------------------------------------------------
                                                                                           Since Inception
                                                                                         of Predecessor Fund
                                                        1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions
                    and Sale of Fund Shares(2)
                Class A Shares(3)
                Morgan Stanley Capital International
                  World Index(SM)(4)
                  (reflects no deduction for
                    expenses, fees, or taxes)
                                                         -----------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 6 Janus Adviser Series

JANUS ADVISER INTERNATIONAL EQUITY FUND

   International Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 50-70 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets, but will normally limit such investments to 15% of its net assets, measured at the time of purchase. Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.

   The portfolio managers are sector specialists. While each manager individually selects investments for a portion of the Fund's portfolio based on his sector expertise, investments selected through team decision normally comprise the majority of the portfolio. The largest investment weightings are based on team consensus. The decision to sell a security follows a similar consensus process. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the Fund's primary benchmark's respective weighting, currently the Morgan Stanley Capital International EAFE(R) Index.

                                                          Risk/return summary  7

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International EAFE(R) Index, which is the Fund's benchmark index. The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.

 8 Janus Adviser Series

JANUS ADVISER INTERNATIONAL GROWTH FUND

   International Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


                                                          Risk/return summary  9

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and


 10 Janus Adviser Series
   the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH FUND - CLASS C


    Annual returns for periods ended 12/31
           16.15%  16.33%  80.51%  (13.69)%  (23.17)%  (26.24)%  34.70%  19.23%  31.04%
            1997    1998    1999     2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                         Average annual total return for periods ended 12/31/06
                                                         ------------------------------------------------------
                                                                                              Since Inception
                                                                                            of Predecessor Fund
                                                           1 year(1)   5 years   10 years        (5/2/94)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(2)
                Class A Shares(3)
                Morgan Stanley Capital International
                  EAFE(R) Index(4)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                Morgan Stanley Capital International All
                  Country World ex-U.S. Index(SM)(3)
                  (reflects no deduction for expenses,
                    fees or taxes)
                                                            --------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.

   (4) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (5) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.


 12 Janus Adviser Series

   (6) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).


   (7) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.



   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  13

JANUS ADVISER GLOBAL RESEARCH FUND



   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 14 Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  15

PERFORMANCE INFORMATION



   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 16 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. Expense information shown for Global Research Fund reflects estimated annualized expenses that Class A Shares and Class C Shares expect to incur during the Fund's initial fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                   Acquired     Total Annual             Net Annual
                                                                                    Fund(8)         Fund                    Fund
                                Management   Distribution/Service      Other       Fees and      Operating     Expense    Operating
                                  Fee(5)       (12b-1) Fees(6)      Expenses(7)    Expenses     Expenses(9)    Waivers   Expenses(9)
   Worldwide Fund(10) -
     Class A                          %             0.25%
     Class C                          %             1.00%
   International Equity
    Fund(10) -
     Class A                      0.68%             0.25%
     Class C                      0.68%             1.00%
   International Growth Fund -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%
   Global Research Fund(11) -
     Class A                      0.64%             0.25%
     Class C                      0.64%             1.00%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.

  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


  (5) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Worldwide Fund, International Equity Fund, and Global Research Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment for International Equity Fund and Global Research Fund will be implemented December 1, 2008 and December 1, 2009, respectively.


  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (8) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18 Janus Adviser Series

  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




 (10) Worldwide Fund, International Equity Fund, and Global Research Fund pay an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, 0.68%, and 0.64% for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 for Worldwide Fund, commences December 2007 for International Equity Fund and December 2008 for Global Research Fund, and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. Each Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.




 (11) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.




                                                         Risk/return summary  19

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                            1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:           --------------------------------------------------------------
    Worldwide Fund(4) - Class A
    International Equity Fund(4) - Class A
    International Growth Fund - Class A
    Global Research Fund(4) - Class A                                         N/A             N/A



                                             1 Year(5)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
    Worldwide Fund(4) - Class C
    International Equity Fund(4) - Class C
    International Growth Fund - Class C
    Global Research Fund(4) - Class C                                         N/A             N/A



                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Worldwide Fund(4) - Class A
    International Equity Fund(4) - Class A
    International Growth Fund - Class A
    Global Research Fund(4) - Class A                                         N/A             N/A



                                             1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Worldwide Fund(4) - Class C
    International Equity Fund(4) - Class C
    International Growth Fund - Class C
    Global Research Fund(4) - Class C                                         N/A             N/A


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable

  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.

 20 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers and/or investment personnel believe that common stocks will appreciate in value. The portfolio managers and/or investment personnel of the Funds generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' and/or investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Funds. Income realized on the Funds' investments may be incidental to their investment objectives.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers and/or investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may

                                   Principal investment strategies and risks  21
   at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Funds offered by this Prospectus do not emphasize investments in companies of any particular size.


RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate


 22 Janus Adviser Series
   such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

                                   Principal investment strategies and risks  23
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Worldwide Fund and International Growth Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). International Equity Fund will normally limit its investments in emerging market countries to 15% of its net assets.



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.


   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense

 24 Janus Adviser Series
   competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

4. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a

                                   Principal investment strategies and risks  25

   Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or

 26 Janus Adviser Series
   completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers and/or investment personnel. Changes are made in a Fund's portfolio whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of International Equity Fund's assets and 35% or less of each of the other Funds' assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking


                                   Principal investment strategies and risks  27
     to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS


   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 28 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                     Management of the Funds  29
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 30 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                        Contractual           Actual Investment
                                  Average Daily         Investment             Advisory Fee (%)
                                    Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                            of Fund           (annual rate)            July 31, 2007)
----------------------------------------------------------------------------------------------------
   International Growth Fund     All Asset Levels          0.64
----------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007, December 2007, and December 2008 for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Worldwide Fund                          0.60              +/-6.00%                  (2)
   International Equity Fund               0.68              +/-7.00%
   Global Research Fund                    0.64              +/-6.00%               N/A(4)
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of


                                                     Management of the Funds  31

    Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.


(2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI"). The fee rate shown also includes the impact of any performance adjustment.


(3) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.

(4) Since the Fund is new, no Actual Investment Advisory Fee information is available.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   WORLDWIDE FUND, INTERNATIONAL EQUITY FUND, AND GLOBAL RESEARCH FUND



   For Worldwide Fund, International Equity Fund, and Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Worldwide Fund                                 MSCI World Index(SM)
   International Equity Fund                      MSCI EAFE(R) Index
   Global Research Fund                           MSCI World Growth Index



   Only the base fee rate applied until February 2007 for Worldwide Fund, and will apply until December 2007 for International Equity Fund and December 2008 for Global Research Fund, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee


 32 Janus Adviser Series
   adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Fund's performance-based fee structure has been in effect for at least 12 months. When a Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Worldwide Fund and will begin December 2007 for International Equity Fund, and December 2008 for Global Research Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to


                                                     Management of the Funds  33
   the record of the Fund's benchmark index and future changes to the size of each Fund.

   The Funds' Statement of Additional Information contains additional information about performance-based fees.

 34 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has managed or co-managed since
     January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn holds the Chartered Financial Analyst designation.

JASON P. YEE, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992, working as a research analyst until 1996. He re-joined Janus in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  35

JANUS INVESTMENT TEAMS

INTERNATIONAL EQUITY INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers Julian Pick and Laurent Saltiel work together to select investments for the Fund and are jointly responsible for the day-to-day management of the Fund. Both managers are sector specialists and are individually responsible for a portion of the Fund's portfolio based on sector expertise. The majority of the Fund's portfolio, however, is determined by consensus.



     Julian Pick, CFA, joined Janus Capital in 1995, working as a research analyst until 2001. He re-joined Janus Capital in 2003. Mr. Pick is responsible for equity security analysis concentrating primarily on the financials, healthcare, information technology, telecommunication services, and utilities sectors. Prior to returning to Janus Capital in May 2003, he worked for Deutsche Asset Management in London, managing international and global stock portfolios for institutional clients. He holds a Bachelor's degree with distinction in Economics from George Mason University. Mr. Pick holds the Chartered Financial Analyst designation. Laurent Saltiel joined Janus Capital in 2002 as an equity research analyst. He is responsible for equity security analysis concentrating primarily on the energy, materials, industrials, consumer discretionary, and consumer staples sectors. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.



RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers and/or investment personnel is included in the SAI.

 36 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS


   [TO BE UPDATED BY AMENDMENT]


   JANUS ADVISER INTERNATIONAL EQUITY FUND COMPARABLE ACCOUNT

   PERFORMANCE OF JANUS INTERNATIONAL EQUITY COMPOSITE

   The following chart shows the historical performance of the Janus International Equity Composite (the "Composite"), which consists of an account managed by Janus Capital that has an investment objective, policies, and strategies substantially similar to Janus Adviser International Equity Fund. Certain policies and strategies changed in June 2004, as discussed below, and have been substantially similar to those of the Fund since that time. The presentation is intended to reflect the investment capabilities of Janus Capital, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The account in the Composite has been managed by Julian Pick and Laurent Saltiel, the Fund's portfolio managers, since March 2006, and prior periods shown reflect performance under a former manager. The Morgan Stanley Capital International ("MSCI") EAFE(R) Index is the benchmark index for the Fund and the Composite. In addition, the MSCI EAFE(R) Growth Index is a secondary benchmark for the Composite.



   As of September 30, 2007, the Composite consisted of [     ] advisory
   account, [which is not a mutual fund portfolio.] As of this date, the total
   assets of the Composite were approximately $   million.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The account is not subject to the expenses normally paid by mutual funds, and the Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower. Effective June 30, 2004, the account in the Composite is subject to certain limits relating to emerging markets investments and sector weightings, which are similar to the Fund. Had these limits been in place prior to June 30, 2004, performance may have been different.

   Further, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by the account in

                                                     Management of the Funds  37
   the Composite. If the account in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown may have been lower.


   Additionally, the account in the Composite is not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                    Average annual total return for periods ended 09/30/07
                                    ------------------------------------------------------
                                                                                  Since
                                                                                Inception
                                                              1 year   5 year     [( )]
    Janus International Equity Composite(1)
    MSCI EAFE(R) Index(2)
    MSCI EAFE(R) Growth Index(3)
                                                              ----------------------------


   (1) Effective June 30, 2004, the Composite adopted limits relating to emerging markets investments and sector and country weightings that are similar to those of Janus Adviser International Equity Fund. Prior to this time, the Composite could invest without limit in emerging markets, and any country or sector. For the periods ended September 30, 2006, the average annual total return of the Composite was 26.63% and for the MSCI EAFE(R) Index and the MSCI EAFE(R) Growth Index was 20.03% and 17.77%, respectively.
   (2) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.
   (3) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities.

 38 Janus Adviser Series

   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


                                                     Management of the Funds  39

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Global Research Fund, currently offer five classes of shares. Global Research Fund currently offers four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the

 40 Janus Adviser Series
   retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al.,


                                                           Other information  41

   U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to


 42 Janus Adviser Series
   certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  43

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 44 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  45

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 46 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  47
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

 48 Janus Adviser Series

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have five classes of shares, with the exception of Global Research Fund, which has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

                                                         Shareholder's guide  49

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:


    Class                                                          12b-1 Fee for the Funds
    --------------------------------------------------------------------------------------
    Class A Shares                                                          0.25%
    Class C Shares                                                          1.00%(1)



   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.


   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain

 50 Janus Adviser Series
   qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE


   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.


PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

                                                         Shareholder's guide  51

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

 52 Janus Adviser Series

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                  5.75%         6.10%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                           None(2)       None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that

                                                         Shareholder's guide  53
   the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under

 54 Janus Adviser Series
   age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

                                                         Shareholder's guide  55

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.



REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up

 56 Janus Adviser Series
   to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

                                                         Shareholder's guide  57

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

 58 Janus Adviser Series

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic

                                                         Shareholder's guide  59
   purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will

 60 Janus Adviser Series
   be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.


                                                         Shareholder's guide  61

   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 62 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions). Class A Shares of the Funds first became available on September 30, 2004. Class C Shares first became available on September 30, 2002.



   No financial highlights are presented for Global Research Fund since the Fund is new.


                                                        Financial highlights  63

WORLDWIDE FUND - CLASS A
----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $27.50       $24.88
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       0.46         0.23
 Net gain/(loss) on securities
   (both realized and unrealized)                   0.72         2.52
 Total from investment operations                   1.18         2.75
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                         (0.31)       (0.13)
 Distributions from net realized
   gains                                              --           --
 Total distributions                              (0.31)       (0.13)
 NET ASSET VALUE, END OF PERIOD                   $28.37       $27.50
 Total return(2)                                   4.26%       11.05%
 Net assets, end of period (in
   thousands)                                        $50          $40
 Average net assets for the period
   (in thousands)                                    $45          $21
 Ratio of gross expenses to average
   net assets(3)(4)(5)                             0.91%        0.91%
 Ratio of net expenses to average
   net assets(3)(6)                                0.90%        0.90%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                       1.45%        1.18%
 Portfolio turnover rate(3)                          48%          33%
----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.17% in 2006 and 0.95% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 64 Janus Adviser Series

INTERNATIONAL EQUITY FUND - CLASS A
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  65

INTERNATIONAL GROWTH FUND - CLASS A
-----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $31.33       $24.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.43         0.27
 Net gain/(loss) on securities
   (both realized and unrealized)                   12.00         6.45
 Total from investment operations                   12.43         6.72
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.35)       (0.19)
 Distributions from net realized
   gains                                               --           --
 Payment from affiliate                                --(2)        --
 Total distributions and other                     (0.35)       (0.19)
 NET ASSET VALUE, END OF PERIOD                    $43.41       $31.33
 Total return(3)                                   39.84%(4)    27.19%
 Net assets, end of period (in
   thousands)                                     $19,442          $82
 Average net assets for the period
   (in thousands)                                  $8,012          $28
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.00%        0.99%
 Ratio of net expenses to average
   net assets(5)(8)                                 0.98%        0.98%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        1.42%        1.24%
 Portfolio turnover rate(5)                           65%          50%
-----------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.04% in 2006 and 1.05% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.



 66 Janus Adviser Series

WORLDWIDE FUND - CLASS C
--------------------------------------------------------------------------------------------------
                                                     Years or Period ended July 31
                                      2007         2006         2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $27.80       $25.31        $23.79       $21.37
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.20         0.03        (0.10)         0.09
 Net gain/(loss) on securities
   (both realized and unrealized)                    0.77         2.46          1.69         2.33
 Total from investment operations                    0.97         2.49          1.59         2.42
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                          (0.06)           --        (0.07)           --
 Distributions from net realized
   gains                                               --           --            --           --
 Total distributions                               (0.06)           --        (0.07)           --
 NET ASSET VALUE, END OF PERIOD                    $28.71       $27.80        $25.31       $23.79
 Total return(2)                                    3.48%        9.84%         6.68%       11.32%
 Net assets, end of period (in
   thousands)                                        $707         $795          $806         $832
 Average net assets for the period
   (in thousands)                                    $776         $823          $894         $708
 Ratio of gross expenses to average
   net assets(3)(4)(5)                              1.66%        1.65%         1.70%        1.70%
 Ratio of net expenses to average
   net assets(3)(6)                                 1.65%        1.65%         1.70%        1.70%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                        0.74%        0.14%       (0.23)%        0.55%
 Portfolio turnover rate(3)                           48%          33%          153%          95%
--------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.68% in 2006, 1.74% in 2005, 1.72% in 2004, and 1.73% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  67

INTERNATIONAL EQUITY FUND - CLASS C
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


 68 Janus Adviser Series

INTERNATIONAL GROWTH FUND - CLASS C
-------------------------------------------------------------------------------------------------
                                                    Years or Period ended July 31
                                      2007         2006          2005         2004        2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $31.92       $24.30       $20.23       $17.92
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.23         0.01         0.01         0.06
 Net gain/(loss) on securities
   (both realized and unrealized)                   12.12         7.67         4.19         2.25
 Total from investment operations                   12.35         7.68         4.20         2.31
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.12)       (0.06)       (0.13)           --
 Distributions from net realized
   gains                                               --           --           --           --
 Payment from affiliate                                --(2)        --           --(2)        --
 Total distributions and other                     (0.12)       (0.06)       (0.13)           --
 NET ASSET VALUE, END OF PERIOD                    $44.15       $31.92       $24.30       $20.23
 Total return(3)                                   38.76%(4)    31.64%       20.75%(4)    12.89%
 Net assets, end of period (in
   thousands)                                     $28,905       $2,448       $1,975       $1,375
 Average net assets for the period
   (in thousands)                                 $11,720       $2,114       $1,839       $1,314
 Ratio of gross expenses to average
   net assets(5)(6)(7)                              1.75%        1.73%        1.74%        1.74%
 Ratio of net expenses to average
   net assets(5)(8)                                 1.73%        1.73%        1.74%        1.74%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                        0.57%        0.08%        0.08%        0.39%
 Portfolio turnover rate(5)                           65%          50%          80%         109%
-------------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.77% in 2006, 1.83% in 2005, 1.74% in 2004, and 1.77% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.



                                                        Financial highlights  69

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 70 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  71

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 72 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  73

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 74 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  75

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.



 76 Janus Adviser Series

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

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

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            INTERNATIONAL & GLOBAL
                          Janus Adviser Worldwide Fund
                          Janus Adviser International Equity Fund
                          Janus Adviser International Growth Fund

                             Janus Adviser Global Research Fund


                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust") with a variety of investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Global Research Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Global Research Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Worldwide Fund.............................    2
       Janus Adviser International Equity Fund..................    7
       Janus Adviser International Growth Fund..................    9
       Janus Adviser Global Research Fund.......................   14
    FEES AND EXPENSES...........................................   17
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   20
       Risks....................................................   21
       Frequently asked questions about certain risks...........   22
       General portfolio policies...............................   25
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   28
       Management expenses......................................   30
       Investment personnel.....................................   34
    OTHER INFORMATION...........................................   39
    DISTRIBUTIONS AND TAXES.....................................   44
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   47
       Networking fees..........................................   49
       Purchases................................................   49
       Exchanges................................................   50
       Redemptions..............................................   51
       Redemption fee...........................................   52
       Excessive trading........................................   53
       Shareholder communications...............................   57
    FINANCIAL HIGHLIGHTS........................................   59
    GLOSSARY OF INVESTMENT TERMS................................   63


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER WORLDWIDE FUND

   Worldwide Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of

 2  Janus Adviser Series
   how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen

                                                          Risk/return summary  3

   Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

WORLDWIDE FUND - CLASS I


    Annual returns for periods ended 12/31
             20.96%  28.25%  63.66%  (14.65)%  (21.07)%  (26.00)%  22.83%  4.73%  6.07%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was   %.



                                                            Average annual total return for periods ended 12/31/06
                                                           ---------------------------------------------------------
                                                                                                  Since Inception
                                                                                                of Predecessor Fund
                                                            1 year     5 years     10 years          (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International World
                  Index(SM)(2) (reflects no deduction for
                  expenses, fees, or taxes)
                                                           --------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6  Janus Adviser Series

JANUS ADVISER INTERNATIONAL EQUITY FUND

   International Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 50-70 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets, but will normally limit such investments to 15% of its net assets, measured at the time of purchase. Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.

   The portfolio managers are sector specialists. While each manager individually selects investments for a portion of the Fund's portfolio based on his sector expertise, investments selected through team decision normally comprise the majority of the portfolio. The largest investment weightings are based on team consensus. The decision to sell a security follows a similar consensus process. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the Fund's primary benchmark's respective weighting, currently the Morgan Stanley Capital International EAFE(R) Index.

                                                          Risk/return summary  7

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International EAFE(R) Index, which is the Fund's benchmark index. The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.

 8  Janus Adviser Series

JANUS ADVISER INTERNATIONAL GROWTH FUND

   International Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


                                                          Risk/return summary  9

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other


 10  Janus Adviser Series
   classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH FUND - CLASS I


    Annual returns for periods ended 12/31
           16.15%  16.86%  81.32%  (13.04)%  (22.78)%  (25.62)%  34.78%  19.85%  31.73%
            1997    1998    1999     2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                      Average annual total return for periods ended 12/31/06
                                                      ------------------------------------------------------
                                                                                           Since Inception
                                                                                         of Predecessor Fund
                                                           1 year   5 years   10 years        (5/2/94)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International
                  EAFE(R) Index(2) (reflects no deduction
                  for expenses, fees, or taxes)
                Morgan Stanley Capital International All
                  Country World ex-U.S. Index(SM)(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                           --------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (3) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (4) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).


 12  Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  13

JANUS ADVISER GLOBAL RESEARCH FUND



   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES



   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 14  Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.



MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  15

PERFORMANCE INFORMATION



   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 16  Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. Expense information shown for Global Research Fund reflects estimated annualized expenses that Class I Shares expect to incur during the Fund's initial fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less...................................  2.00%(2)(3)
Exchange fee................................................  None(3)


--------------------------------------------------------------------------------


                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                              Acquired   Total Annual               Net Annual
                                                                              Fund(6)        Fund                      Fund
                                               Management      Other          Fees and    Operating     Expense     Operating
                                                 Fee(4)     Expenses(5)       Expenses   Expenses(7)    Waivers    Expenses(7)
  Worldwide Fund(8) -
   Class I
  International Equity Fund(8) -
   Class I                                       0.68%
  International Growth Fund -
   Class I                                       0.64%
  Global Research Fund(8) -)
   Class I                                       0.64%                            (9)


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class I Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Worldwide Fund, International Equity Fund, and Global Research Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment for International Equity Fund and Global Research Fund will be implemented December 1, 2008 and December 1, 2009, respectively.


 (5) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


 (6) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18  Janus Adviser Series

 (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 (8) Worldwide Fund, International Equity Fund, and Global Research Fund pay an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, 0.68%, and 0.64% for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 for Worldwide Fund, will commence December 2007 for International Equity Fund, December 2008 for Global Research Fund, and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. Each Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (9) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Worldwide Fund(1) - Class I                        $         $         $          $
  International Equity Fund(1) - Class I             $         $
  International Growth Fund - Class I                $         $         $          $
  Global Research Fund(1) - Class I                  $         $             N/A        N/A





 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  19

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers and/or investment personnel believe that common stocks will appreciate in value. The portfolio managers and/or investment personnel of the Funds generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' and/or investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Funds. Income realized on the Funds' investments may be incidental to their investment objectives.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers and/or investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may

 20 Janus Adviser Series
   at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Funds offered by this Prospectus do not emphasize investments in companies of any particular size.


RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate


                                   Principal investment strategies and risks  21
   such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

 22 Janus Adviser Series
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Worldwide Fund and International Growth Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). International Equity Fund will normally limit its investments in emerging market countries to 15% of its net assets.



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.


   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense

                                   Principal investment strategies and risks  23
   competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

4. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a

 24 Janus Adviser Series

   Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or

                                   Principal investment strategies and risks  25
   completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers and/or investment personnel. Changes are made in a Fund's portfolio whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of International Equity Fund's assets and 35% or less of each of the other Funds' assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking


 26 Janus Adviser Series
     to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  27

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 28 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  29

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                        Contractual           Actual Investment
                                  Average Daily         Investment             Advisory Fee (%)
                                    Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                            of Fund           (annual rate)            July 31, 2007)
----------------------------------------------------------------------------------------------------
   International Growth Fund     All Asset Levels          0.64
----------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007, December 2007, and December 2008 for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Worldwide Fund                           0.60             +/-6.00%                  (2)
   International Equity Fund                0.68             +/-7.00%
   Global Research Fund                     0.64             +/-6.00%               N/A(4)
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




 30 Janus Adviser Series

(2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI"). The fee rate shown also includes the impact of any performance adjustment.


(3) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.

(4) Since the Fund is new, no Actual Investment Advisory Fee information is available.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   WORLDWIDE FUND, INTERNATIONAL EQUITY FUND, AND GLOBAL RESEARCH FUND



   For Worldwide Fund, International Equity Fund, and Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Worldwide Fund                                 MSCI World Index(SM)
   International Equity Fund                      MSCI EAFE(R) Index
   Global Research Fund                           MSCI World Growth Index



   Only the base fee rate applied until February 2007 for Worldwide Fund, and will apply until December 2007 for International Equity Fund and December 2008 for Global Research Fund, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of


                                                     Management of the Funds  31
   up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Fund's performance-based fee structure has been in effect for at least 12 months. When a Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Worldwide Fund and will begin December 2007 for International Equity Fund, and December 2008 for Global Research Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.


 32 Janus Adviser Series

   The Funds' Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  33

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has managed or co-managed since
     January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn holds the Chartered Financial Analyst designation.

JASON P. YEE, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992, working as a research analyst until 1996. He re-joined Janus in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.


 34 Janus Adviser Series

JANUS INVESTMENT TEAMS

INTERNATIONAL EQUITY INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers Julian Pick and Laurent Saltiel work together to select investments for the Fund and are jointly responsible for the day-to-day management of the Fund. Both managers are sector specialists and are individually responsible for a portion of the Fund's portfolio based on sector expertise. The majority of the Fund's portfolio, however, is determined by consensus.



     Julian Pick, CFA, joined Janus Capital in 1995, working as a research analyst until 2001. He re-joined Janus Capital in 2003. Mr. Pick is responsible for equity security analysis concentrating primarily on the financials, healthcare, information technology, telecommunication services, and utilities sectors. Prior to returning to Janus Capital in May 2003, he worked for Deutsche Asset Management in London, managing international and global stock portfolios for institutional clients. He holds a Bachelor's degree with distinction in Economics from George Mason University. Mr. Pick holds the Chartered Financial Analyst designation. Laurent Saltiel joined Janus Capital in 2002 as an equity research analyst. He is responsible for equity security analysis concentrating primarily on the energy, materials, industrials, consumer discretionary, and consumer staples sectors. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.



RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers and/or investment personnel is included in the SAI.

                                                     Management of the Funds  35

PERFORMANCE OF COMPARABLE ACCOUNTS


   [TO BE UPDATED BY AMENDMENT]


   JANUS ADVISER INTERNATIONAL EQUITY FUND COMPARABLE ACCOUNT

   PERFORMANCE OF JANUS INTERNATIONAL EQUITY COMPOSITE

   The following chart shows the historical performance of the Janus International Equity Composite (the "Composite"), which consists of an account managed by Janus Capital that has an investment objective, policies, and strategies substantially similar to Janus Adviser International Equity Fund. Certain policies and strategies changed in June 2004, as discussed below, and have been substantially similar to those of the Fund since that time. The presentation is intended to reflect the investment capabilities of Janus Capital, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The account in the Composite has been managed by Julian Pick and Laurent Saltiel, the Fund's portfolio managers, since March 2006, and prior periods shown reflect performance under a former manager. The Morgan Stanley Capital International ("MSCI") EAFE(R) Index is the benchmark index for the Fund and the Composite. In addition, the MSCI EAFE(R) Growth Index is a secondary benchmark for the Composite.



   As of September 30, 2007, the Composite consisted of [     ] advisory
   account, [which is not a mutual fund portfolio.] As of this date, the total
   assets of the Composite were approximately $   million.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The account is not subject to the expenses normally paid by mutual funds, and the Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower. Effective June 30, 2004, the account in the Composite is subject to certain limits relating to emerging markets investments and sector weightings, which are similar to the Fund. Had these limits been in place prior to June 30, 2004, performance may have been different.

   Additionally, the account in the Composite is not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue

 36 Janus Adviser Series

   Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                    Average annual total return for periods ended 09/30/07
                                    ------------------------------------------------------
                                                                                  Since
                                                                                Inception
                                                              1 year   5 year     [( )]
    Janus International Equity Composite(1)
    MSCI EAFE(R) Index(2)
    MSCI EAFE(R) Growth Index(3)
                                                              ----------------------------


   (1) Effective June 30, 2004, the Composite adopted limits relating to emerging markets investments and sector and country weightings that are similar to those of Janus Adviser International Equity Fund. Prior to this time, the Composite could invest without limit in emerging markets, and any country or sector. For the periods ended September 30, 2006, the average annual total return of the Composite was 26.63% and for the MSCI EAFE(R) Index and the MSCI EAFE(R) Growth Index was 20.03% and 17.77%, respectively.
   (2) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.
   (3) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities.

                                                     Management of the Funds  37

   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


 38 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Global Research Fund, currently offer five classes of shares. Global Research Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which

                                                           Other information  39
   one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan

 40 Janus Adviser Series

   (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the


                                                           Other information  41
   parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 42 Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  43

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 44 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  45

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 46 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

                                                         Shareholder's guide  47
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

 48 Janus Adviser Series
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

NETWORKING FEES

   NETWORKING AND/OR OMNIBUS POSITIONING FEE


   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.


PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this


                                                         Shareholder's guide  49
   program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will


 50 Janus Adviser Series
     change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

                                                         Shareholder's guide  51

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

 52 Janus Adviser Series

   (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the

                                                         Shareholder's guide  53
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may

 54 Janus Adviser Series
   be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price

                                                         Shareholder's guide  55
   arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at


 56 Janus Adviser Series
     http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for

                                                         Shareholder's guide  57
   investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

 58 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).



   No financial highlights are presented for Global Research Fund since the Fund is new.


                                                        Financial highlights  59

WORLDWIDE FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $28.54
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.39
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.24)
 Total from investment operations                     0.15
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.40)
 Distributions from net realized
   gains                                                --
 Total distributions                                (0.40)
 NET ASSET VALUE, END OF PERIOD                     $28.29
 Total return(2)                                     0.48%
 Net assets, end of period (in
   thousands)                                          $10
 Average net assets for the period
   (in thousands)                                      $10
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.66%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.65%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         2.03%
 Portfolio turnover rate(3)                            48%
-----------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 0.74% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 60 Janus Adviser Series

INTERNATIONAL EQUITY FUND - CLASS I
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  61

INTERNATIONAL GROWTH FUND - CLASS I
------------------------------------------------------------
                                       Year or Period ended
                                              July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $35.86
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.50
 Net gain/(loss) on securities
   (both realized and unrealized)                       7.34
 Total from investment operations                       7.84
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                             (0.37)
 Distributions from net realized
   gains                                                  --
 Redemption fees                                        0.01
 Payment from affiliate                                   --(2)
 Total distributions and other                        (0.36)
 NET ASSET VALUE, END OF PERIOD                       $43.34
 Total return(3)                                      22.05%(4)
 Net assets, end of period (in
   thousands)                                        $10,565
 Average net assets for the period
   (in thousands)                                     $6,278
 Ratio of gross expenses to average
   net assets(5)(6)(7)                                 0.75%
 Ratio of net expenses to average
   net assets(5)(8)                                    0.73%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                           1.27%
 Portfolio turnover rate(5)                              65%
------------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the period end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 0.75% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 62 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  63

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 64 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  65
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 66 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  67
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 68 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  69

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 70

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                                                                              71

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 72

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            INTERNATIONAL & GLOBAL
                          Janus Adviser Worldwide Fund
                          Janus Adviser International Equity Fund
                          Janus Adviser International Growth Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes three portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Worldwide Fund.............................    2
       Janus Adviser International Equity Fund..................    7
       Janus Adviser International Growth Fund..................    9

    FEES AND EXPENSES...........................................   14

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   17
       Risks....................................................   18
       Frequently asked questions about certain risks...........   19
       General portfolio policies...............................   22

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   25
       Management expenses......................................   27
       Investment personnel.....................................   30

    OTHER INFORMATION...........................................   34

    DISTRIBUTIONS AND TAXES.....................................   38

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   41
       Distribution and service fees............................   43
       Purchases................................................   43
       Exchanges................................................   44
       Redemptions..............................................   45
       Redemption fee...........................................   45
       Excessive trading........................................   47
       Shareholder communications...............................   51

    FINANCIAL HIGHLIGHTS........................................   52

    GLOSSARY OF INVESTMENT TERMS................................   56

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER WORLDWIDE FUND

   Worldwide Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the

 2 Janus Adviser Series

   Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen

                                                          Risk/return summary  3

   Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   WORLDWIDE FUND - CLASS R


    Annual returns for periods ended 12/31
             20.96%  28.14%  63.54%  (15.15)%  (21.27)%  (26.25)%  22.68%  4.44%  5.78%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was    %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                          1 year   5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International
                  World Index(SM)(2) (reflects no
                  deduction for expenses, fees, or taxes)
                                                          ---------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER INTERNATIONAL EQUITY FUND

   International Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 50-70 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets, but will normally limit such investments to 15% of its net assets, measured at the time of purchase. Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.

   The portfolio managers are sector specialists. While each manager individually selects investments for a portion of the Fund's portfolio based on his sector expertise, investments selected through team decision normally comprise the majority of the portfolio. The largest investment weightings are based on team consensus. The decision to sell a security follows a similar consensus process. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the Fund's primary benchmark's respective weighting, currently the Morgan Stanley Capital International EAFE(R) Index.

                                                          Risk/return summary  7

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International EAFE(R) Index, which is the Fund's benchmark index. The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.

 8 Janus Adviser Series

JANUS ADVISER INTERNATIONAL GROWTH FUND

   International Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

                                                          Risk/return summary  9

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the

 10 Janus Adviser Series

   Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH FUND - CLASS R


    Annual returns for periods ended 12/31
           16.15%  16.68%  81.11%  (13.39)%  (22.97)%  (25.83)%  34.53%  19.54%  31.38%
            1997    1998    1999     2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                          1 year   5 years   10 years        (5/2/94)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International
                  EAFE(R) Index(2) (reflects no deduction
                  for expenses, fees, or taxes)
                Morgan Stanley Capital International All
                  Country World ex-U.S. Index(SM)(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                          ---------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (3) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (4) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).




 12 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  13

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares. However, if you sell Class R Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 14 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class R
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                               Acquired    Total Annual             Net Annual
                                                 Distribution                  Fund(7)         Fund                    Fund
                                    Management     (12b-1)         Other       Fees and     Operating     Expense    Operating
                                      Fee(4)       Fees(5)      Expenses(6)    Expenses    Expenses(8)    Waivers   Expenses(8)
  Worldwide Funds(9) -
   Class R                                          0.50%
  International Equity Fund(9) -
   Class R                            0.68%         0.50%
  International Growth Fund -
   Class R                            0.64%         0.50%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class R Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Worldwide Fund and International Equity Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment for International Equity Fund will be implemented December 1, 2008.

  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.




                                                         Risk/return summary  15

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




  (9) Worldwide Fund and International Equity Fund pay an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% and 0.68% for Worldwide Fund and International Equity Fund, respectively, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 for Worldwide Fund, will commence December 2007 for International Equity Fund, and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. Each Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.



 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                 1 Year    3 Years   5 Years    10 Years
                                                 ----------------------------------------
  Worldwide Fund(1) - Class R
  International Equity Fund(1) - Class R
  International Growth Fund - Class R



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 16 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.



   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Funds may also sell a holding to meet redemptions.


   Realization of income is not a significant consideration when choosing investments for the Funds. Income realized on the Fund's investments may be incidental to its investment objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may at times have significant foreign exposure, including exposure in emerging markets.


                                   Principal investment strategies and risks  17

RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


 18 Janus Adviser Series

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

                                   Principal investment strategies and risks  19

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Worldwide Fund and International Growth Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). International Equity Fund will normally limit its investments in emerging market countries to 15% of its net assets.



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.


   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at

 20 Janus Adviser Series
   all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Fund normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

4. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

                                   Principal investment strategies and risks  21

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio manager believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio manager act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

 22 Janus Adviser Series

   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio manager. Changes are made in a Fund's portfolio whenever the portfolio manager believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of International Equity Fund's assets and 35% or less of each of the other Funds' assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

                                   Principal investment strategies and risks  23

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio manager, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 24 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                     Management of the Funds  25
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 26 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                       Contractual           Actual Investment
                                 Average Daily         Investment             Advisory Fee (%)
                                   Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                           of Fund           (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------
   International Growth Fund    All Asset Levels          0.64
---------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007 and December 2007 for Worldwide Fund and International Equity Fund, respectively. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                                Actual Investment
                                                           Performance        Advisory Fee (%) (for
                                                            Hurdle vs.        the fiscal year ended
Fund Name                                Base Fee(1)     Benchmark Index         July 31, 2007)
---------------------------------------------------------------------------------------------------
   Worldwide Fund                           0.60                +/-6.00%                (2)
   International Equity Fund                0.68                +/-7.00%
---------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




                                                     Management of the Funds  27

(2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI"). The fee rate shown also includes the impact of any performance adjustment.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   WORLDWIDE FUND AND INTERNATIONAL EQUITY FUND



   For Worldwide Fund and International Equity Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark as shown below:


Fund Name                                             Benchmark Index
------------------------------------------------------------------------------
   Worldwide Fund                                     MSCI World Index(SM)
   International Equity Fund                          MSCI EAFE(R) Index


   Only the base fee rate applied until February 2007 for Worldwide Fund and will apply until December 2007 for International Equity Fund, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Fund's performance-based fee structure has been in effect for at least 12 months. When a Fund's performance-based fee


 28 Janus Adviser Series
   structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Worldwide Fund and will begin December 2007 for International Equity Fund, and December 2008 for Global Research Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.


   The Funds' Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  29

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has managed or co-managed since
     January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn holds the Chartered Financial Analyst designation.

JASON P. YEE, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992, working as a research analyst until 1996. He re-joined Janus in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.


 30 Janus Adviser Series

JANUS INVESTMENT TEAM

INTERNATIONAL EQUITY INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers Julian Pick and Laurent Saltiel work together to select investments for the Fund and are jointly responsible for the day-to-day management of the Fund. Both managers are sector specialists and are individually responsible for a portion of the Fund's portfolio based on sector expertise. The majority of the Fund's portfolio, however, is determined by consensus.



     Julian Pick, CFA, joined Janus Capital in 1995, working as a research analyst until 2001. He re-joined Janus Capital in 2003. Mr. Pick is responsible for equity security analysis concentrating primarily on the financials, healthcare, information technology, telecommunication services, and utilities sectors. Prior to returning to Janus Capital in May 2003, he worked for Deutsche Asset Management in London, managing international and global stock portfolios for institutional clients. He holds a Bachelor's degree with distinction in Economics from George Mason University. Mr. Pick holds the Chartered Financial Analyst designation. Laurent Saltiel joined Janus Capital in 2002 as an equity research analyst. He is responsible for equity security analysis concentrating primarily on the energy, materials, industrials, consumer discretionary, and consumer staples sectors. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  31

PERFORMANCE OF COMPARABLE ACCOUNTS


     [TO BE UPDATED BY AMENDMENT]


   JANUS ADVISER INTERNATIONAL EQUITY FUND COMPARABLE ACCOUNT

   PERFORMANCE OF JANUS INTERNATIONAL EQUITY COMPOSITE

   The following chart shows the historical performance of the Janus International Equity Composite (the "Composite"), which consists of an account managed by Janus Capital that has an investment objective, policies, and strategies substantially similar to Janus Adviser International Equity Fund. Certain policies and strategies changed in June 2004, as discussed below, and have been substantially similar to those of the Fund since that time. The presentation is intended to reflect the investment capabilities of Janus Capital, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The account in the Composite has been managed by Julian Pick and Laurent Saltiel, the Fund's portfolio managers, since March 2006, and prior periods shown reflect performance under a former manager. The Morgan Stanley Capital International ("MSCI") EAFE(R) Index is the benchmark index for the Fund and the Composite. In addition, the MSCI EAFE(R) Growth Index is a secondary benchmark for the Composite.



   As of September 30, 2007, the Composite consisted of [     ] advisory
   account, [which is not a mutual fund portfolio.] As of this date, the total
   assets of the Composite were approximately $   million.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The account is not subject to the expenses normally paid by mutual funds, and the Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower. Effective June 30, 2004, the account in the Composite is subject to certain limits relating to emerging markets investments and sector weightings, which are similar to the Fund. Had these limits been in place prior to June 30, 2004, performance may have been different.

   Additionally, the account in the Composite is not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue

 32 Janus Adviser Series

   Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                    Average annual total return for periods ended 09/30/07
                                    ------------------------------------------------------
                                                                                  Since
                                                                                Inception
                                                              1 year   5 year     [( )]
    Janus International Equity Composite(1)
    MSCI EAFE(R) Index(2)
    MSCI EAFE(R) Growth Index(3)
                                                              ----------------------------


   (1) Effective June 30, 2004, the Composite adopted limits relating to emerging markets investments and sector and country weightings that are similar to those of Janus Adviser International Equity Fund. Prior to this time, the Composite could invest without limit in emerging markets, and any country or sector. For the periods ended September 30, 2006, the average annual total return of the Composite was 26.63% and for the MSCI EAFE(R) Index and the MSCI EAFE(R) Growth Index was 20.03% and 17.77%, respectively.
   (2) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.
   (3) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities.

                                                     Management of the Funds  33

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 34 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the


                                                           Other information  35
   actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC,


 36 Janus Adviser Series

   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  37

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

 38 Janus Adviser Series

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


                                                     Distributions and taxes  39

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 40 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant

                                                         Shareholder's guide  41
   events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

 42 Janus Adviser Series

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

                                                         Shareholder's guide  43
   that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


 44 Janus Adviser Series

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may


                                                         Shareholder's guide  45
   apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

 46 Janus Adviser Series

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

                                                         Shareholder's guide  47

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

 48 Janus Adviser Series

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

                                                         Shareholder's guide  49

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if


 50 Janus Adviser Series
   applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions). Class R Shares of the Funds first became available on September 30, 2004.


 52 Janus Adviser Series

WORLDWIDE FUND - CLASS R
---------------------------------------------------------------------
                                                 Years or
                                               Period ended
                                                 July 31
                                      2007        2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $27.42       $24.88
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.28         0.10
 Net gain/(loss) on securities
   (both realized and unrealized)                  0.75         2.54
 Total from investment operations                  1.03         2.64
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                        (0.19)       (0.10)
 Distributions from net realized
   gains                                             --           --
 Total distributions                             (0.19)       (0.10)
 NET ASSET VALUE, END OF PERIOD                  $28.26       $27.42
 Total return(2)                                  3.75%       10.62%
 Net assets, end of period (in
   thousands)                                       $12          $11
 Average net assets for the period
   (in thousands)                                   $12          $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                            1.40%        1.39%
 Ratio of net expenses to average
   net assets(3)(6)                               1.39%        1.38%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      1.01%        0.45%
 Portfolio turnover rate(3)                         48%          33%
---------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.46% in 2006 and 1.39% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

INTERNATIONAL EQUITY FUND - CLASS R
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


 54 Janus Adviser Series

INTERNATIONAL GROWTH FUND - CLASS R
---------------------------------------------------------------------
                                                 Years or
                                               Period ended
                                                 July 31
                                      2007        2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $31.23       $24.80
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.23         0.11
 Net gain/(loss) on securities
   (both realized and unrealized)                 11.92         6.48
 Total from investment operations                 12.15         6.59
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                        (0.14)       (0.16)
 Distributions from net realized
   gains                                             --           --
 Redemption fees                                   0.21           --
 Payment from affiliate                              --(2)        --
 Total distributions and other                     0.07       (0.16)
 NET ASSET VALUE, END OF PERIOD                  $43.45       $31.23
 Total return(3)                                 39.64%(4)    26.67%
 Net assets, end of period (in
   thousands)                                      $650          $12
 Average net assets for the period
   (in thousands)                                  $183          $11
 Ratio of gross expenses to average
   net assets(5)(6)(7)                            1.50%        1.48%
 Ratio of net expenses to average
   net assets(5)(8)                               1.48%        1.48%
 Ratio of net investment
   income/(loss) to average net
   assets(5)                                      0.68%        0.48%
 Portfolio turnover rate(5)                         65%          50%
---------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class R Shares) through July 31,
    2005.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Total return not annualized for periods of less than one year.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 1.52% in 2006 and 1.50% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  55

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 56 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  57

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 58 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  59

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 60 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  61

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 62 Janus Adviser Series

                      This page intentionally left blank.

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com/info

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         INTERNATIONAL & GLOBAL
                          Janus Adviser Worldwide Fund
                          Janus Adviser International Equity Fund
                          Janus Adviser International Growth Fund

                             Janus Adviser Global Research Fund


                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Global Research Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Global Research Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Worldwide Fund.............................    2
       Janus Adviser International Equity Fund..................    7
       Janus Adviser International Growth Fund..................    9
       Janus Adviser Global Research Fund.......................   14
    FEES AND EXPENSES...........................................   17
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   20
       Risks....................................................   21
       Frequently asked questions about certain risks...........   22
       General portfolio policies...............................   25
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   28
       Management expenses......................................   30
       Investment personnel.....................................   34
    OTHER INFORMATION...........................................   39
    DISTRIBUTIONS AND TAXES.....................................   43
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   46
       Distribution and service fees............................   48
       Purchases................................................   48
       Exchanges................................................   49
       Redemptions..............................................   50
       Redemption fee...........................................   51
       Excessive trading........................................   52
       Shareholder communications...............................   56
    FINANCIAL HIGHLIGHTS........................................   57
    GLOSSARY OF INVESTMENT TERMS................................   61


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER WORLDWIDE FUND

   Worldwide Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of

 2 Janus Adviser Series
   how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series.

   The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume


                                                          Risk/return summary  3
   reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   WORLDWIDE FUND - CLASS S


    Annual returns for periods ended 12/31
             20.96%  28.25%  63.66%  (14.65)%  (21.07)%  (26.00)%  22.83%  4.73%  6.07%
              1997    1998    1999     2000      2001      2002     2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was    %.



                                                             Average annual total return for periods ended 12/31/06
                                                            ---------------------------------------------------------
                                                                                                   Since Inception
                                                                                                 of Predecessor Fund
                                                             1 year     5 years     10 years          (9/13/93)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International World
                  Index(SM)(2) (reflects no deduction for
                  expenses, fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.


                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6 Janus Adviser Series

JANUS ADVISER INTERNATIONAL EQUITY FUND

   International Equity Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL EQUITY FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 50-70 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets, but will normally limit such investments to 15% of its net assets, measured at the time of purchase. Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities.




   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.

   The portfolio managers are sector specialists. While each manager individually selects investments for a portion of the Fund's portfolio based on his sector expertise, investments selected through team decision normally comprise the majority of the portfolio. The largest investment weightings are based on team consensus. The decision to sell a security follows a similar consensus process. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the Fund's primary benchmark's respective weighting, currently the Morgan Stanley Capital International EAFE(R) Index.

                                                          Risk/return summary  7

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International EAFE(R) Index, which is the Fund's benchmark index. The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.

 8 Janus Adviser Series

JANUS ADVISER INTERNATIONAL GROWTH FUND

   International Growth Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.




   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


                                                          Risk/return summary  9

MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.


   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in
   more developed countries. As of July 31, 2007, approximately      % of the
   Fund's investments were in emerging markets. [TO BE UPDATED BY AMENDMENT]



   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to

 10 Janus Adviser Series

   May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH FUND - CLASS S


    Annual returns for periods ended 12/31
           16.15%  16.86%  81.32%  (13.04)%  (22.78)%  (25.62)%  34.78%  19.85%  31.73%
            1997    1998    1999     2000      2001      2002     2003    2004    2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                          Since Inception
                                                                                        of Predecessor Fund
                                                          1 year   5 years   10 years        (5/2/94)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Morgan Stanley Capital International
                  EAFE(R) Index(2) (reflects no deduction
                  for expenses, fees, or taxes)
                Morgan Stanley Capital International All
                  Country World ex-U.S. Index(SM)(3)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                          ---------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

   (2) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.


   (3) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.


 12 Janus Adviser Series

   (4) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).





   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                         Risk/return summary  13

JANUS ADVISER GLOBAL RESEARCH FUND

   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 14 Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  15

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 16 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. Expense information shown for Global Research Fund reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's initial fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares. However, if you sell Class S Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
   Worldwide Fund(9)-
     Class S                                           0.25%
   International Equity Fund(9)-
     Class S                             0.68%         0.25%
   International Growth Fund -
     Class S                             0.64%         0.25%
   Global Research Fund(9)-
     Class S                             0.64%         0.25%         (10)


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class S Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Worldwide Fund, International Equity Fund, and Global Research Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment for International Equity Fund and Global Research Fund will be implemented December 1, 2008 and December 1, 2009, respectively.

  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18 Janus Adviser Series

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (9) Worldwide Fund, International Equity Fund, and Global Research Fund pay an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, 0.68%, and 0.64% for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007 for Worldwide Fund, will commence December 2007 for International Equity Fund, December 2008 for Global Research Fund, and may change the Management Fee up or down. Refer to "Management Expenses" in this prospectus for additional information with further description in the Statement of Additional Information. Each Fund has entered into an agreement with Janus Capital to limit certain expenses (see footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (10) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.




 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
    Worldwide Fund(1) - Class S
    International Equity Fund(1) - Class S
    International Growth Fund - Class S
    Global Research Fund(1) - Class S                                        N/A        N/A



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  19

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?


   Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks if the portfolio managers and/or investment personnel believe that common stocks will appreciate in value. The portfolio managers and/or investment personnel of the Funds generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers' and/or investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.



   Realization of income is not a significant consideration when choosing investments for the Funds. Income realized on the Funds' investments may be incidental to their investment objectives.


2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers and/or investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest and the Funds may

 20 Janus Adviser Series
   at times have significant foreign exposure, including exposure in emerging markets.


3. WHAT DOES "MARKET CAPITALIZATION" MEAN?


   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Funds offered by this Prospectus do not emphasize investments in companies of any particular size.


RISKS

   Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund's share price may also decrease.

   A Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate


                                   Principal investment strategies and risks  21
   such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market

 22 Janus Adviser Series
     securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Worldwide Fund and International Growth Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). International Equity Fund will normally limit its investments in emerging market countries to 15% of its net assets.



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.


   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. CERTAIN FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense

                                   Principal investment strategies and risks  23
   competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

4. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a

 24 Janus Adviser Series

   Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.




GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or

                                   Principal investment strategies and risks  25
   completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers and/or investment personnel. Changes are made in a Fund's portfolio whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (20% or less of International Equity Fund's assets and 35% or less of each of the other Funds' assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking


 26 Janus Adviser Series
     to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Fund may invest without limit in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  27

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 28 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  29

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                        Contractual           Actual Investment
                                  Average Daily         Investment             Advisory Fee (%)
                                    Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                            of Fund           (annual rate)            July 31, 2007)
----------------------------------------------------------------------------------------------------
   International Growth Fund     All Asset Levels          0.64
----------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective February 2007, December 2007, and December 2008 for Worldwide Fund, International Equity Fund, and Global Research Fund, respectively. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                             Actual Investment
                                                          Performance      Advisory Fee (%) (for
                                                           Hurdle vs.      the fiscal year ended
Fund Name                                 Base Fee(1)   Benchmark Index       July 31, 2007)
------------------------------------------------------------------------------------------------
   Worldwide Fund                           0.60             +/-6.00%                (2)
   International Equity Fund                0.68             +/-7.00%
   Global Research Fund                     0.64             +/-6.00%
------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. The agreement for Global Research Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table


 30 Janus Adviser Series
    in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.




(2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI"). The fee rate shown also includes the impact of any performance adjustment.


(3) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.




(4) Since the Fund is new, no Actual Investment Advisory Fee information is available.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



   WORLDWIDE FUND, INTERNATIONAL EQUITY FUND, AND GLOBAL RESEARCH FUND



   For Worldwide Fund, International Equity Fund, and Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark as shown below:



Fund Name                                         Benchmark Index
---------------------------------------------------------------------------------
   Worldwide Fund                                 MSCI World Index(SM)
   International Equity Fund                      MSCI EAFE(R) Index
   Global Research Fund                           MSCI World Growth Index



   Only the base fee rate applied until February 2007 for Worldwide Fund, and will apply until December 2007 for International Equity Fund and December 2008 for Global Research Fund, at which time the calculation of the performance adjustment is applied as follows:


   Investment Advisory Fee = Base Fee +/- Performance Adjustment


   The investment advisory fee paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the


                                                     Management of the Funds  31
   contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Fund's performance-based fee structure has been in effect for at least 12 months. When a Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for Worldwide Fund and will begin December 2007 for International Equity Fund, and December 2008 for Global Research Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of that Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to


 32 Janus Adviser Series

   Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.

   The Funds' Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  33

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Janus Adviser International Growth Fund, which he has managed or co-managed since
     January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr.
     Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr.
     Lynn holds the Chartered Financial Analyst designation.

JASON P. YEE, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Worldwide Fund, which he has managed since July 2004. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992, working as a research analyst until 1996. He re-joined Janus in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.


 34 Janus Adviser Series

JANUS INVESTMENT TEAMS

INTERNATIONAL EQUITY INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers Julian Pick and Laurent Saltiel work together to select investments for the Fund and are jointly responsible for the day-to-day management of the Fund. Both managers are sector specialists and are individually responsible for a portion of the Fund's portfolio based on sector expertise. The majority of the Fund's portfolio, however, is determined by consensus.



     Julian Pick, CFA, joined Janus Capital in 1995, working as a research analyst until 2001. He re-joined Janus Capital in 2003. Mr. Pick is responsible for equity security analysis concentrating primarily on the financials, healthcare, information technology, telecommunication services, and utilities sectors. Prior to returning to Janus Capital in May 2003, he worked for Deutsche Asset Management in London, managing international and global stock portfolios for institutional clients. He holds a Bachelor's degree with distinction in Economics from George Mason University. Mr. Pick holds the Chartered Financial Analyst designation. Laurent Saltiel joined Janus Capital in 2002 as an equity research analyst. He is responsible for equity security analysis concentrating primarily on the energy, materials, industrials, consumer discretionary, and consumer staples sectors. Mr. Saltiel holds a Bachelor's degree and a Master's degree in Business Administration from Ecole Superieure De Commerce De Paris (ESCP) and Harvard Business School, respectively.



RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers and/or investment personnel is included in the SAI.

                                                     Management of the Funds  35

PERFORMANCE OF COMPARABLE ACCOUNTS


     [TO BE UPDATED BY AMENDMENT]


   JANUS ADVISER INTERNATIONAL EQUITY FUND COMPARABLE ACCOUNT

   PERFORMANCE OF JANUS INTERNATIONAL EQUITY COMPOSITE

   The following chart shows the historical performance of the Janus International Equity Composite (the "Composite"), which consists of an account managed by Janus Capital that has an investment objective, policies, and strategies substantially similar to Janus Adviser International Equity Fund. Certain policies and strategies changed in June 2004, as discussed below, and have been substantially similar to those of the Fund since that time. The presentation is intended to reflect the investment capabilities of Janus Capital, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The account in the Composite has been managed by Julian Pick and Laurent Saltiel, the Fund's portfolio managers, since March 2006, and prior periods shown reflect performance under a former manager. The Morgan Stanley Capital International ("MSCI") EAFE(R) Index is the benchmark index for the Fund and the Composite. In addition, the MSCI EAFE(R) Growth Index is a secondary benchmark for the Composite.



   As of September 30, 2007, the Composite consisted of [     ] advisory
   account, [which is not a mutual fund portfolio.] As of this date, the total
   assets of the Composite were approximately $   million.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The account is not subject to the expenses normally paid by mutual funds, and the Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower. Effective June 30, 2004, the account in the Composite is subject to certain limits relating to emerging markets investments and sector weightings, which are similar to the Fund. Had these limits been in place prior to June 30, 2004, performance may have been different.

   Additionally, the account in the Composite is not subject to investment limitations, diversification requirements, or other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue

 36 Janus Adviser Series

   Code. If these restrictions had been imposed, the performance of the Composite for the periods shown may have been lower. [TO BE UPDATED BY AMENDMENT]



                                    Average annual total return for periods ended 09/30/07
                                    ------------------------------------------------------
                                                                                  Since
                                                                                Inception
                                                              1 year   5 year     [( )]
    Janus International Equity Composite(1)
    MSCI EAFE(R) Index(2)
    MSCI EAFE(R) Growth Index(3)
                                                              ----------------------------


   (1) Effective June 30, 2004, the Composite adopted limits relating to emerging markets investments and sector and country weightings that are similar to those of Janus Adviser International Equity Fund. Prior to this time, the Composite could invest without limit in emerging markets, and any country or sector. For the periods ended September 30, 2006, the average annual total return of the Composite was 26.63% and for the MSCI EAFE(R) Index and the MSCI EAFE(R) Growth Index was 20.03% and 17.77%, respectively.
   (2) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.
   (3) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index which are categorized as growth securities.

                                                     Management of the Funds  37

   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


 38 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Global Research Fund, currently offer five classes of shares. Global Research Fund currently offers four classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.



   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

                                                           Other information  39
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


 40 Janus Adviser Series
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


                                                           Other information  41

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 42 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

                                                     Distributions and taxes  43

   Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


 44 Janus Adviser Series

   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  45

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 46 Janus Adviser Series
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  47

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

 48 Janus Adviser Series
   certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

                                                         Shareholder's guide  49
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

 50 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  51

   (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal

 52 Janus Adviser Series
   the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail,

                                                         Shareholder's guide  53
   prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs

 54 Janus Adviser Series
   from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash


                                                         Shareholder's guide  55
     for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 56 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).



   No financial highlights are presented for Global Research Fund since the Fund is new.


                                                        Financial highlights  57

WORLDWIDE FUND - CLASS S
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended July 31
                                        2007             2006             2005             2004             2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                                 $27.47           $24.97           $23.43           $23.20
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                               0.59             0.20             0.06             0.16
 Net gain/(loss) on securities
   (both realized and unrealized)                           0.52             2.40             1.63             0.16
 Total from investment operations                           1.11             2.60             1.69             0.32
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                                 (0.23)           (0.10)           (0.15)           (0.09)
 Distributions from net realized
   gains                                                      --               --               --               --
 Redemption fees                                              --(1)            --(1)            --(1)            --(1)
 Payment from affiliate                                       --(2)            --(2)            --               --
 Total distributions and other                            (0.23)           (0.10)           (0.15)           (0.09)
 NET ASSET VALUE, END OF PERIOD                           $28.35           $27.47           $24.97           $23.43
 Total return                                              4.03%(3)        10.41%(3)         7.20%            1.35%
 Net assets, end of period (in
   thousands)                                           $144,575         $461,508         $709,102       $1,124,330
 Average net assets for the period
   (in thousands)                                       $329,236         $585,697       $1,033,359       $1,070,521
 Ratio of gross expenses to average
   net assets(4)(5)                                        1.15%            1.15%            1.20%            1.20%
 Ratio of net expenses to average
   net assets(6)                                           1.15%            1.15%            1.20%            1.20%
 Ratio of net investment
   income/(loss) to average net
   assets                                                  1.14%            0.61%            0.23%            0.78%
 Portfolio turnover rate                                     48%              33%             153%              95%
-------------------------------------------------------------------------------------------------------------------


(1) Redemption fees aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.19% in 2006, 1.15% in 2005, 1.22% in 2004, 1.23% in 2003,
    and 1.21% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.



 58 Janus Adviser Series

INTERNATIONAL EQUITY FUND - CLASS S
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  59

INTERNATIONAL GROWTH FUND - CLASS S
----------------------------------------------------------------------------------------------------------
                                                              Years ended July 31
                                       2007           2006           2005           2004          2003(1)
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                              $31.28         $23.78         $19.87          $19.50
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.38           0.19           0.18            0.18
 Net gain/(loss) on securities
  (both realized and unrealized)                       11.92           7.48           3.93            0.26
 Total from investment operations                      12.30           7.67           4.11            0.44
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income                                              (0.22)         (0.17)         (0.21)          (0.08)
 Distributions from net realized
  gains                                                   --             --             --              --
 Redemption fees                                        0.01             --(2)        0.01            0.01
 Payment from affiliate                                   --(3)          --(3)          --(3)           --
 Total distributions and other                        (0.21)         (0.17)         (0.20)          (0.07)
 NET ASSET VALUE, END OF PERIOD                       $43.37         $31.28         $23.78          $19.87
 Total return                                          39.47(4)      32.35%(4)      20.76%(4)        2.31%
 Net assets, end of period (in
  thousands)                                        $555,723       $296,948       $297,519        $476,269
 Average net assets for the period
  (in thousands)                                    $446,026       $295,750       $419,064        $487,811
 Ratio of gross expenses to average
  net assets(5)(6)                                     1.24%          1.23%          1.24%           1.24%
 Ratio of net expenses to average
  net assets(7)                                        1.23%          1.23%          1.24%           1.24%
 Ratio of net investment
  income/(loss) to average net
  assets                                               1.39%          0.59%          0.44%           0.86%
 Portfolio turnover rate                                 65%            50%            80%            109%
----------------------------------------------------------------------------------------------------------


(1) Certain prior year amounts have been reclassified to conform to current year presentation.
(2) Redemption fees aggregated less than $.01 on a per share basis for the fiscal year end.
(3) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 1.24% in 2006, 1.25% in 2005, 1.25% in 2004, 1.26% in 2003,
    and 1.26% in 2002 before waiver of certain fees and expenses offsets incurred by the Fund.
(7) The expense ratio reflects expenses after any expense offset arrangements.

 60 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  61

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 62 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  63
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 64 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  65
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 66 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  67
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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         ALTERNATIVE
                          Janus Adviser Long/Short Fund

                             Janus Adviser Global Real Estate Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Janus Adviser Long/Short Fund currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares) and Janus Adviser Global Real Estate Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class R Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Long/Short Fund............................    2
       Janus Adviser Global Real Estate Fund....................    7

    FEES AND EXPENSES...........................................   11

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   15
       Risks....................................................   20
       Frequently asked questions about certain risks...........   21
       General portfolio policies...............................   27

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   31
       Management expenses......................................   33
       Investment personnel.....................................   37

    OTHER INFORMATION...........................................   39

    DISTRIBUTIONS AND TAXES.....................................   43

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   46
       Choosing a share class...................................   48
       Distribution, servicing, and networking fees.............   49
       Purchases................................................   50
       Exchanges................................................   54
       Redemptions..............................................   55
       Excessive trading........................................   57
       Shareholder communications...............................   61

    FINANCIAL HIGHLIGHTS........................................   62

    GLOSSARY OF INVESTMENT TERMS................................   65



                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LONG/SHORT FUND

   Long/Short Fund (the "Fund") is designed for long-term investors who seek a risk-adjusted investment option which has a lower correlation to the overall equity market.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LONG/SHORT FUND seeks strong absolute risk-adjusted returns over a full market cycle.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets. The Fund's investment team believes that a combination of long and short positions may provide positive returns regardless of market conditions through a complete market cycle, and may offer reduced risk. In choosing both long and short positions, the investment team utilizes fundamental research. In other words, the Fund's investment team looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies.


   The allocation between long and short positions is a result of the investment process. The Fund does not intend to be market neutral and anticipates that it normally will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, and other index-based instruments.

   The Fund buys long securities that the investment team believes will go up in price and sells short securities the investment team believes will go down in price. The Fund's investment team emphasizes long positions in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The investment team typically seeks attractively valued companies

 2 Janus Adviser Series
   that are improving their free cash flow and returns on invested capital, which also may include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund's investment team emphasizes short positions in structurally disadvantaged companies operating in challenged industries with high valuations. The investment team will target short positions in companies with unsustainable cash generation, poor capital structure, returns below their cost of capital, and share prices that reflect unrealistic expectations of the company's future opportunities. The investment team may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the investment team believes it has in a long position in the portfolio.

   A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

   Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not

                                                          Risk/return summary  3
   senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.



   The Fund may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered "senior securities" (generally borrowings other than for temporary or emergency purposes). This allows the Fund to borrow from banks up to one-third of its total assets (including the amount borrowed). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund's short sales and related margin requirements may reduce the ability of the Fund to borrow money.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the Fund's investment team is incorrect about its assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. Conversely, the value of the Fund's short positions may decrease if an individual company or multiple companies in the portfolio increases in value or if the stock market goes up, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 4 Janus Adviser Series

   The use of short sales may cause the Fund to have higher expenses than those of other funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund's returns.


   The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.


   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  5

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the S&P 500(R) Index and the London Interbank Offered Rate ("LIBOR"). The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available.


 6 Janus Adviser Series

JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.


   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors' funds for investment primarily in


                                                          Risk/return summary  7
   income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by the Fund. Real estate-related companies are also generally sensitive to interest


 8 Janus Adviser Series
   rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.



   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

                                                          Risk/return summary  9

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


 10 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. Expense information shown for Global Real Estate Fund reflects estimated annualized expenses Class A Shares and Class C Shares expect to incur during the Fund's initial fiscal year. For Long/Short Fund, the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2) N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(3)  1.00%(4)


--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                     Acquired     Total Annual
                                                                                      Fund(8)         Fund
                                  Management   Distribution/Service      Other       Fees and      Operating     Expense
                                    Fee(5)       (12b-1) Fees(6)      Expenses(7)    Expenses     Expenses(9)    Waivers
   Long/Short Fund -
     Class A                        1.25%             0.25%                   (10)                        (11)
     Class C                        1.25%             1.00%                   (10)                        (11)
   Global Real Estate Fund(12) -
     Class A                        0.75%             0.25%                   (13)
     Class C                        0.75%             1.00%                   (13)

  ANNUAL FUND OPERATING EXPENSES
                                  Net Annual
                                     Fund
                                   Operating
                                  Expenses(9)
   Long/Short Fund -
     Class A                              (11)
     Class C                              (11)
   Global Real Estate Fund(12) -
     Class A
     Class C


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.

  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.


  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


  (5) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Global Real Estate Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.


  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.

  (8) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 12 Janus Adviser Series

  (9) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.

 (10) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

 (11) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (12) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (13) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


                                                         Risk/return summary  13

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                             1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)    10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:            ---------------------------------------------------------------
    Long/Short Fund - Class A
    Global Real Estate Fund(4) - Class A                                           N/A               N/A



                                             1 Year(5)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
    Long/Short Fund - Class C
    Global Real Estate Fund(4) - Class C                                          N/A              N/A



                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
    Long/Short Fund - Class A
    Global Real Estate Fund(4) - Class C                                          N/A              N/A



                                            1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:      --------------------------------------------------------------
    Long/Short Fund - Class C
    Global Real Estate Fund(4) - Class C                                         N/A              N/A


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.

  (3) Contingent deferred sales charge not applicable


  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.



 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.


 14 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES


   LONG/SHORT FUND

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DOES THE FUND SELECT LONG POSITIONS?

   The portfolio managers generally select long positions for the Fund using a "bottom up" approach. With respect to long positions, the Fund invests in equity securities, primarily common stocks, the portfolio managers believe will appreciate in value. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio managers will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. The Fund may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

                                   Principal investment strategies and risks  15

2. HOW DOES THE FUND SELECT SHORT POSITIONS?

   The portfolio managers generally select short positions by utilizing fundamental research. The portfolio managers focus on structurally disadvantaged companies operating in challenged industries with high valuations. The portfolio managers sell short securities of companies that have unsustainable cash generation, poor capital structure, returns below their cost of capital, or share prices that reflect unrealistic expectations of the company's future opportunities. The portfolio managers may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio managers believe they have in a long position in the portfolio.

3. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


4. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

   Conversely, shares of a company may be overvalued when, in the opinion of the portfolio managers they are selling for a price that is above their intrinsic worth. A company may be overvalued due to market or economic conditions, unrealistic expectations of the company's future opportunities, unsustainable cash generation, or other factors.

 16 Janus Adviser Series

5. WHAT DOES "NET LONG" MEAN?

   The Fund is "net long" when the Fund's assets committed to long positions exceed those committed to short positions.

6. WHAT IS "LEVERAGE"?

   Leverage is when a fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Long/Short Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in a fund's NAV even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a fund's overall returns.

7. WHAT IS A "SPECIAL SITUATION"?


   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Fund's performance could suffer from its investments in "special situations."



   GLOBAL REAL ESTATE FUND

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that

                                   Principal investment strategies and risks  17
   may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.



3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


 18 Janus Adviser Series

5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to


                                   Principal investment strategies and risks  19
   compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

RISKS

   Because Long/Short Fund takes both long and short positions, the main risk is the risk that the value of the securities held long might decrease and the value of securities sold short might increase in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   Because Global Real Estate Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.



   In addition, a Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. Global Real Estate Fund's performance may also be affected by industry risk to a greater extent than other funds.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of


 20 Janus Adviser Series
   interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

2. WHAT ARE THE RISKS ASSOCIATED WITH LONG POSITIONS IN EQUITY SECURITIES?

   The Funds will take long positions in equity investments consistent with each Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions, and market liquidity.

3. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   Long/Short Fund and, to a limited extent, Global Real Estate Fund may engage in short sales. A short sale is subject to the risk that if the price of the security


                                   Principal investment strategies and risks  21
   sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


4. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Funds, particularly Long/Short Fund, may borrow money from banks for investment purposes, commonly referred to as "leveraging," a Funds' exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.

5. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING WITH RESPECT TO LONG/SHORT FUND?


   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Long/Short Fund may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.


 22 Janus Adviser Series

6. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

                                   Principal investment strategies and risks  23
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


8. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

 24 Janus Adviser Series

     Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

9. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Global Real Estate Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.



   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.


10. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or

                                   Principal investment strategies and risks  25
   newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

12. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


13. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is

 26 Janus Adviser Series
   considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


14. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to

                                   Principal investment strategies and risks  27

   100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

 28 Janus Adviser Series

   - high-yield/high-risk bonds (35% or less of each Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs



   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of Global Real Estate Fund's assets may be invested in naked short sales)


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of Long/Short Fund's total assets)



   For purposes of Long/Short Fund's investment policies and restrictions, total assets include any borrowings for investment purposes.


   ILLIQUID INVESTMENTS


   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to

                                   Principal investment strategies and risks  29
   that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 30 Janus Adviser Series

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                     Management of the Funds  31
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 32 Janus Adviser Series

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                                              Actual Investment
                                                          Contractual         Advisory Fee (%)
                                    Average Daily         Investment        (for the fiscal year
                                      Net Assets      Advisory Fee (%)(1)           ended
Fund Name                              of Fund           (annual rate)         July 31, 2007)
-------------------------------------------------------------------------------------------------
   Long/Short Fund                 All Asset Levels          1.25
-------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Global Real Estate Fund               0.75               +/-4.00%               N/A(2)
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels. The agreement for Long/Short Fund will be in effect until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

                                                     Management of the Funds  33

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


 34 Janus Adviser Series

   GLOBAL REAL ESTATE FUND



   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                               Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund              FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                     Management of the Funds  35
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 36 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


JANUS INVESTMENT TEAM

LONG/SHORT INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers David C. Decker, Dan Kozlowski, and Dan Riff, are responsible for the day-to-day management of the Fund. Each manager is primarily responsible for a specific portion of the portfolio. Mr. Decker, as lead Portfolio Manager, has discretion over a larger percentage of Fund assets and has the authority to exercise final decision-making on the overall portfolio.



     David C. Decker, CFA, is Executive Vice President and is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.



     Dan Kozlowski, CFA, is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Kozlowski performs duties as an international equity research analyst, concentrating on the financial, retail, and media sectors on a global basis. He joined Janus Capital in 1999. He holds a Bachelor's degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and

                                                     Management of the Funds  37

     Accounting from the University of Chicago, and has studied at Sophia University's School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.


     Dan Riff is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Riff performs duties as an equity research analyst covering healthcare, consumer staples, and industrial firms. Prior to joining Janus Capital in 2003, Mr. Riff was a strategy consultant focused on growth and innovation, working in Boston, London, and Johannesburg with consumer products, financial services, and healthcare firms. Mr. Riff holds a Bachelor's degree (magna cum laude) in Economics from Williams College, and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 38 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Long/Short Fund currently offers five classes of shares and Global Real Estate Fund currently offers four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. FOR MORE INFORMATION ABOUT THE DIFFERENCE BETWEEN THE TWO CLASSES OFFERED BY THIS PROSPECTUS, PLEASE REFER TO "CHOOSING A SHARE CLASS" IN THE SHAREHOLDER'S GUIDE. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs

                                                           Other information  39
   offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf


 40 Janus Adviser Series
   of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of


                                                           Other information  41

   Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 42 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of Long/Short Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by Long/Short Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On

                                                     Distributions and taxes  43

   December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made


 44 Janus Adviser Series
   available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  45

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 46 Janus Adviser Series
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  47

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have five classes of shares, with the exception of Risk-Managed International Fund, which has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

 48 Janus Adviser Series

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:


    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500 ($10,000 for Long/Short Fund)
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee


   (1) May be waived under certain circumstances.

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500 ($10,000 for Long/Short Fund)
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS


   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:



    Class                                                         12b-1 Fee for the Funds
    -------------------------------------------------------------------------------------
    Class A Shares                                                         0.25%
    Class C Shares                                                      1.00%(1)



   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.


                                                         Shareholder's guide  49

   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.


   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You

 50 Janus Adviser Series
   may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts, with the exception of Long/Short Fund. The minimum investment for Class A Shares and Class C Shares of Long/Short Fund is $10,000 per Fund account. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information. The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.


   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

                                                         Shareholder's guide  51

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                  5.75%         6.10%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                            None(2)      None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

 52 Janus Adviser Series

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales

                                                         Shareholder's guide  53
   charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

 54 Janus Adviser Series

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.



REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may

                                                         Shareholder's guide  55
   not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

 56 Janus Adviser Series

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the
                                                         Shareholder's guide  57
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions

 58 Janus Adviser Series
   may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of

                                                         Shareholder's guide  59
   arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Character-


 60 Janus Adviser Series
     istics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand Long/Short Fund's financial performance through July 31 of the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Long/Short Fund (assuming reinvestment of all dividends and distributions).



   No financial highlights are presented for Global Real Estate Fund since the Fund is new.


 62 Janus Adviser Series

LONG/SHORT FUND - CLASS A
------------------------------------------------------------
                                                Year ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(1)(2)
 Ratio of net expenses to average net
   assets(3)
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  63

LONG/SHORT FUND - CLASS C
------------------------------------------------------------
                                                Year ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(1)(2)
 Ratio of net expenses to average net
   assets(3)
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


 64 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  65

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 66 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  67
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 68 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  69
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 70 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  71

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         ALTERNATIVE
                          Janus Adviser Long/Short Fund
                          Janus Adviser Global Real Estate Fund

                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Janus Adviser Long/Short Fund currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Global Real Estate Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Long/Short Fund............................    2
       Janus Adviser Global Real Estate Fund....................    7
    FEES AND EXPENSES...........................................   11
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   14
       Risks....................................................   19
       Frequently asked questions about certain risks...........   20
       General portfolio policies...............................   26
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   30
       Management expenses......................................   32
       Investment personnel.....................................   36
    OTHER INFORMATION...........................................   38
    DISTRIBUTIONS AND TAXES.....................................   43
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   46
       Networking fees..........................................   48
       Purchases................................................   48
       Exchanges................................................   49
       Redemptions..............................................   50
       Redemption fee...........................................   51
       Excessive trading........................................   52
       Shareholder communications...............................   56
    FINANCIAL HIGHLIGHTS........................................   58
    GLOSSARY OF INVESTMENT TERMS................................   60


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LONG/SHORT FUND

   Long/Short Fund (the "Fund") is designed for long-term investors who seek a risk-adjusted investment option which has a lower correlation to the overall equity market.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LONG/SHORT FUND seeks strong absolute risk-adjusted returns over a full market cycle.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets. The Fund's investment team believes that a combination of long and short positions may provide positive returns regardless of market conditions through a complete market cycle, and may offer reduced risk. In choosing both long and short positions, the investment team utilizes fundamental research. In other words, the Fund's investment team looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies.


   The allocation between long and short positions is a result of the investment process. The Fund does not intend to be market neutral and anticipates that it normally will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, and other index-based instruments.

   The Fund buys long securities that the investment team believes will go up in price and sells short securities the investment team believes will go down in price. The Fund's investment team emphasizes long positions in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The investment team typically seeks attractively valued companies that are improving their free cash flow and returns on invested capital, which

 2  Janus Adviser Series
   also may include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund's investment team emphasizes short positions in structurally disadvantaged companies operating in challenged industries with high valuations. The investment team will target short positions in companies with unsustainable cash generation, poor capital structure, returns below their cost of capital, and share prices that reflect unrealistic expectations of the company's future opportunities. The investment team may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the investment team believes it has in a long position in the portfolio.

   A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

   Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing

                                                          Risk/return summary  3
   restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

   The Fund may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered "senior securities" (generally borrowings other than for temporary or emergency purposes). This allows the Fund to borrow from banks up to one-third of its total assets (including the amount borrowed). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund's short sales and related margin requirements may reduce the ability of the Fund to borrow money.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the Fund's investment team is incorrect about its assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. Conversely, the value of the Fund's short positions may decrease if an individual company or multiple companies in the portfolio increases in value or if the stock market goes up, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 4  Janus Adviser Series

   The use of short sales may cause the Fund to have higher expenses than those of other funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund's returns.


   The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.


   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or


                                                          Risk/return summary  5
   semiannual report. The performance of the Fund will be compared to the S&P 500(R) Index and the London Interbank Offered Rate ("LIBOR"). The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available.


 6  Janus Adviser Series

JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.



INVESTMENT OBJECTIVE


--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.


   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.



PRINCIPAL INVESTMENT STRATEGIES



   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors' funds for investment primarily in


                                                          Risk/return summary  7
   income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.



MAIN INVESTMENT RISKS



   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by the Fund. Real estate-related companies are also generally sensitive to interest


 8 Janus Adviser Series
   rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.



   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

                                                          Risk/return summary  9

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION



   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


 10 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. Expense information shown for Global Real Estate Fund reflects estimated annualized expenses that Class I Shares expect to incur during the Fund's initial fiscal year. For Long/Short Fund, the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less...................................  2.00%(2)(3)
Exchange fee................................................  None(3)


--------------------------------------------------------------------------------


                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                              Acquired   Total Annual               Net Annual
                                                                              Fund(6)        Fund                      Fund
                                               Management      Other          Fees and    Operating     Expense     Operating
                                                 Fee(4)     Expenses(5)       Expenses   Expenses(7)    Waivers    Expenses(7)
   Long/Short Fund -
     Class I                                     1.25%             %(8)                           (9)                      (9)
   Global Real Estate Fund(10) -
     Class I                                     0.75%             %(11)


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class I Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Global Real Estate Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.


  (5) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (6) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (8) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.


 12 Janus Adviser Series

  (9) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (10) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.



 (11) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                            1 Year    3 Years   5 Years    10 Years
                                                            ----------------------------------------
  Long/Short Fund - Class I
  Global Real Estate Fund(1) - Class I                                              N/A         N/A



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


                                                         Risk/return summary  13

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES


LONG/SHORT FUND


   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DOES THE FUND SELECT LONG POSITIONS?

   The portfolio managers generally select long positions for the Fund using a "bottom up" approach. With respect to long positions, the Fund invests in equity securities, primarily common stocks, the portfolio managers believe will appreciate in value. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio managers will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. The Fund may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

 14 Janus Adviser Series

2. HOW DOES THE FUND SELECT SHORT POSITIONS?

   The portfolio managers generally select short positions by utilizing fundamental research. The portfolio managers focus on structurally disadvantaged companies operating in challenged industries with high valuations. The portfolio managers sell short securities of companies that have unsustainable cash generation, poor capital structure, returns below their cost of capital, or share prices that reflect unrealistic expectations of the company's future opportunities. The portfolio managers may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio managers believe they have in a long position in the portfolio.

3. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


4. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

   Conversely, shares of a company may be overvalued when, in the opinion of the portfolio managers they are selling for a price that is above their intrinsic worth. A company may be overvalued due to market or economic conditions, unrealistic expectations of the company's future opportunities, unsustainable cash generation, or other factors.

                                   Principal investment strategies and risks  15

5. WHAT DOES "NET LONG" MEAN?

   The Fund is "net long" when the Fund's assets committed to long positions exceed those committed to short positions.

6. WHAT IS "LEVERAGE"?

   Leverage is when a fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Long/Short Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in a fund's NAV even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a fund's overall returns.

7. WHAT IS A "SPECIAL SITUATION"?


   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Fund's performance could suffer from its investments in "special situations."



GLOBAL REAL ESTATE FUND


   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that

 16 Janus Adviser Series
   may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.



3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


                                   Principal investment strategies and risks  17

5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to


 18 Janus Adviser Series
   compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

RISKS

   Because Long/Short Fund takes both long and short positions, the main risk is the risk that the value of the securities held long might decrease and the value of securities sold short might increase in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   Because Global Real Estate Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.



   In addition, a Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. Global Real Estate Fund's performance may also be affected by industry risk to a greater extent than other funds.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of


                                   Principal investment strategies and risks  19
   interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

2. WHAT ARE THE RISKS ASSOCIATED WITH LONG POSITIONS IN EQUITY SECURITIES?

   The Funds will take long positions in equity investments consistent with each Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions, and market liquidity.

3. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   Long/Short Fund and, to a limited extent, Global Real Estate Fund may engage in short sales. A short sale is subject to the risk that if the price of the security


 20 Janus Adviser Series
   sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


4. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Funds, particularly Long/Short Fund, may borrow money from banks for investment purposes, commonly referred to as "leveraging," a Funds' exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.


5. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING WITH RESPECT TO LONG/SHORT FUND?



   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Long/Short Fund may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.


                                   Principal investment strategies and risks  21

6. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

 22 Janus Adviser Series
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


8. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

                                   Principal investment strategies and risks  23

     Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

9. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Global Real Estate Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.



   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.


10. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or

 24 Janus Adviser Series
   newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

12. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


13. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is

                                   Principal investment strategies and risks  25
   considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


14. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to

 26 Janus Adviser Series

   100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

                                   Principal investment strategies and risks  27

   - high-yield/high-risk bonds (35% or less of each Fund's assets)



   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs



   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of Global Real Estate Fund's assets may be invested in naked short sales)


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of Long/Short Fund's total assets)



   For purposes of Long/Short Fund's investment policies and restrictions, total assets include any borrowings for investment purposes.


   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to

 28 Janus Adviser Series
   that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  29

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 30 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  31

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                             Contractual           Actual Investment
                                     Average Daily           Investment             Advisory Fee (%)
                                       Net Assets        Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                               of Fund             (annual rate)            July 31, 2007)
---------------------------------------------------------------------------------------------------------
   Long/Short Fund                 All Asset Levels             1.25
---------------------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                            Actual Investment
                                                         Performance      Advisory Fee (%) (for
                                                          Hurdle vs.      the fiscal year ended
Fund Name                             Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------
   Global Real Estate Fund               0.75               +/-4.00%               N/A(2)
-----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels. The agreement for Long/Short Fund will be in effect until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

 32 Janus Adviser Series

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


                                                     Management of the Funds  33

   GLOBAL REAL ESTATE FUND



   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                               Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund              FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


 34 Janus Adviser Series
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

                                                     Management of the Funds  35

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


JANUS INVESTMENT TEAM

LONG/SHORT INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers David C. Decker, Dan Kozlowski, and Dan Riff, are responsible for the day-to-day management of the Fund. Each manager is primarily responsible for a specific portion of the portfolio. Mr. Decker, as lead Portfolio Manager, has discretion over a larger percentage of Fund assets and has the authority to exercise final decision-making on the overall portfolio.



     David C. Decker, CFA, is Executive Vice President and is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.



     Dan Kozlowski, CFA, is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Kozlowski performs duties as an international equity research analyst, concentrating on the financial, retail, and media sectors on a global basis. He joined Janus Capital in 1999. He holds a Bachelor's degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and


 36 Janus Adviser Series

     Accounting from the University of Chicago, and has studied at Sophia University's School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.


     Dan Riff is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Riff performs duties as an equity research analyst covering healthcare, consumer staples, and industrial firms. Prior to joining Janus Capital in 2003, Mr. Riff was a strategy consultant focused on growth and innovation, working in Boston, London, and Johannesburg with consumer products, financial services, and healthcare firms. Mr. Riff holds a Bachelor's degree (magna cum laude) in Economics from Williams College, and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  37

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Long/Short Fund currently offers five classes of shares and Global Real Estate Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/ endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as

 38 Janus Adviser Series
   an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

                                                           Other information  39

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


 40 Janus Adviser Series

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


                                                           Other information  41

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 42 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of Long/Short Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by Long/Short Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On

                                                     Distributions and taxes  43

   December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made


 44 Janus Adviser Series
   available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  45

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

 46 Janus Adviser Series
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

                                                         Shareholder's guide  47
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

NETWORKING FEES

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types for Global Real Estate Fund. Long/Short Fund requires a minimum investment of $10,000 for these types of accounts. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds,


 48 Janus Adviser Series
   may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

                                                         Shareholder's guide  49

   - An exchange of Shares from the Funds held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

 50 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  51

   (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the

 52 Janus Adviser Series
   intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may

                                                         Shareholder's guide  53
   be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price

 54 Janus Adviser Series
   arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at


                                                         Shareholder's guide  55
     http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for

 56 Janus Adviser Series
   investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights table is intended to help you understand Long/Short Fund's financial performance through July 31 of the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]


   The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).


   No financial highlights are presented for Global Real Estate Fund since the Fund is new.


 58 Janus Adviser Series

LONG/SHORT FUND - CLASS I
-------------------------------------------------
                                       Year ended
                                        July 31
                                          2007
 NET ASSET VALUE, BEGINNING OF
   PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities
   (both realized and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income
 Distributions from net realized
   gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in
   thousands)
 Average net assets for the period
   (in thousands)
 Ratio of gross expenses to average
   net assets
 Ratio of net expenses to average
   net assets
 Ratio of net investment
   income/(loss) to average net
   assets
 Portfolio turnover rate
-------------------------------------------------


                                                        Financial highlights  59

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 60 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  61

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 62 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  63

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 64 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  65

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 66 Janus Adviser Series

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

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 68

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            ALTERNATIVE
                          Janus Adviser Long/Short Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Long/Short Fund ("Long/Short Fund" or the "Fund") a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Long/Short Fund............................    2

    FEES AND EXPENSES...........................................    7

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   10
       Risks....................................................   12
       Frequently asked questions about certain risks...........   13
       General portfolio policies...............................   17

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   21
       Management expenses......................................   23
       Investment personnel.....................................   24

    OTHER INFORMATION...........................................   26

    DISTRIBUTIONS AND TAXES.....................................   30

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   33
       Distribution and service fees............................   35
       Purchases................................................   35
       Exchanges................................................   36
       Redemptions..............................................   37
       Redemption fee...........................................   37
       Excessive trading........................................   39
       Shareholder communications...............................   43

    FINANCIAL HIGHLIGHTS........................................   44

    GLOSSARY OF INVESTMENT TERMS................................   46

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LONG/SHORT FUND

   Long/Short Fund (the "Fund") is designed for long-term investors who seek a risk-adjusted investment option which has a lower correlation to the overall equity market.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LONG/SHORT FUND seeks strong absolute risk-adjusted returns over a full market cycle.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets. The Fund's investment team believes that a combination of long and short positions may provide positive returns regardless of market conditions through a complete market cycle, and may offer reduced risk. In choosing both long and short positions, the investment team utilizes fundamental research. In other words, the Fund's investment team looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies.


   The allocation between long and short positions is a result of the investment process. The Fund does not intend to be market neutral and anticipates that it normally will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, and other index-based instruments.

   The Fund buys long securities that the investment team believes will go up in price and sells short securities the investment team believes will go down in price. The Fund's investment team emphasizes long positions in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The investment team typically seeks attractively valued companies

 2 Janus Adviser Series
   that are improving their free cash flow and returns on invested capital, which also may include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund's investment team emphasizes short positions in structurally disadvantaged companies operating in challenged industries with high valuations. The investment team will target short positions in companies with unsustainable cash generation, poor capital structure, returns below their cost of capital, and share prices that reflect unrealistic expectations of the company's future opportunities. The investment team may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the investment team believes it has in a long position in the portfolio.

   A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

   Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not

                                                          Risk/return summary  3
   senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

   The Fund may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered "senior securities" (generally borrowings other than for temporary or emergency purposes). This allows the Fund to borrow from banks up to one-third of its total assets (including the amount borrowed). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund's short sales and related margin requirements may reduce the ability of the Fund to borrow money.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the Fund's investment team is incorrect about its assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. Conversely, the value of the Fund's short positions may decrease if an individual company or multiple companies in the portfolio increases in value or if the stock market goes up, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 4 Janus Adviser Series

   The use of short sales may cause the Fund to have higher expenses than those of other funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund's returns.


   The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or


                                                          Risk/return summary  5
   semiannual report. The performance of the Fund will be compared to the S&P 500(R) Index and the London Interbank Offered Rate ("LIBOR"). The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available.


 6 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Fund. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class R Shares do not include sales charges when you buy or sell the Fund's Class R Shares. However, if you sell Class R Shares of the Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  7

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class R
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
   Long/Short Fund - Class R             1.25%         0.50%            (9)                      (10)                    (10)


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class R Shares from the Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.

  (4) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (8) Annual Fund Operating Expenses are stated both with and without a contractual expense waiver by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2008. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


  (9) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.




 (10) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 8 Janus Adviser Series

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                            1 Year    3 Years   5 Years    10 Years
                                                            ----------------------------------------
   Long/Short Fund - Class R

                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DOES THE FUND SELECT LONG POSITIONS?

   The portfolio managers generally select long positions for the Fund using a "bottom up" approach. With respect to long positions, the Fund invests in equity securities, primarily common stocks, the portfolio managers believe will appreciate in value. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio managers will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. The Fund may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. HOW DOES THE FUND SELECT SHORT POSITIONS?

   The portfolio managers generally select short positions by utilizing fundamental research. The portfolio managers focus on structurally disadvantaged companies operating in challenged industries with high valuations. The portfolio managers sell short securities of companies that have unsustainable cash generation, poor capital structure, returns below their cost of capital, or share prices that reflect unrealistic expectations of the company's future opportunities. The portfolio

 10 Janus Adviser Series
   managers may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio managers believe they have in a long position in the portfolio.

3. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


4. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

   Conversely, shares of a company may be overvalued when, in the opinion of the portfolio managers they are selling for a price that is above their intrinsic worth. A company may be overvalued due to market or economic conditions, unrealistic expectations of the company's future opportunities, unsustainable cash generation, or other factors.

5. WHAT DOES "NET LONG" MEAN?

   The Fund is "net long" when the Fund's assets committed to long positions exceed those committed to short positions.

6. WHAT IS "LEVERAGE"?

   Leverage is when a fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing

                                   Principal investment strategies and risks  11
   securities and then selling them, Long/Short Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in a fund's NAV even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a fund's overall returns.

7. WHAT IS A "SPECIAL SITUATION"?


   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Fund's performance could suffer from its investments in "special situations."


RISKS

   Because the Fund takes both long and short positions, the main risk is the risk that the value of the securities held long might decrease and the value of securities sold short might increase in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.


   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or


 12 Janus Adviser Series
   more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION AFFECT THE FUND'S RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the Fund.

2. WHAT ARE THE RISKS ASSOCIATED WITH LONG POSITIONS IN EQUITY SECURITIES?

   The Fund will take long positions in equity investments consistent with the Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions, and market liquidity.

                                   Principal investment strategies and risks  13

3. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?

   The Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

4. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

5. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of the Fund may suffer. In general, the portfolio managers believe this risk is mitigated by investing in

 14 Janus Adviser Series
   companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.

7. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be

                                   Principal investment strategies and risks  15
     encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

8. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

9. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Service ("Standard & Poor's"), Fitch, Inc. ("Fitch"), and Moody's Investors Service, Inc. ("Moody's") (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's) or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as

 16 Janus Adviser Series
   strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

12. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.


GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same


                                   Principal investment strategies and risks  17
   extent that it would if the Fund remained more fully invested in stocks or bonds.

   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio managers. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment

 18 Janus Adviser Series
   strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of the Fund's total assets)


   For purposes of the Fund's investment policies and restrictions, total assets include any borrowings for investment purposes.

   ILLIQUID INVESTMENTS

   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


                                   Principal investment strategies and risks  19

   SPECIAL SITUATIONS

   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."


 20 Janus Adviser Series

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

                                                      Management of the Fund  21
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


 22 Janus Adviser Series

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The rate shown below is a fixed rate based on the Fund's average net assets.



                                                  Contractual           Actual Investment
                            Average Daily         Investment             Advisory Fee (%)
                              Net Assets      Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                      of Fund           (annual rate)            July 31, 2007)
----------------------------------------------------------------------------------------------
   Long/Short Fund         All Asset Levels          1.25
----------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

                                                      Management of the Fund  23

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS INVESTMENT TEAM

LONG/SHORT INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers David C. Decker, Dan Kozlowski, and Dan Riff, are responsible for the day-to-day management of the Fund. Each manager is primarily responsible for a specific portion of the portfolio. Mr. Decker, as lead Portfolio Manager, has discretion over a larger percentage of Fund assets and has the authority to exercise final decision-making on the overall portfolio.



     David C. Decker, CFA, is Executive Vice President and is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.



     Dan Kozlowski, CFA, is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Kozlowski performs duties as an international equity research analyst, concentrating on the financial, retail, and media sectors on a global basis. He joined Janus Capital in 1999. He holds a Bachelor's degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and Accounting from the University of Chicago, and has studied at Sophia University's School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.



     Dan Riff is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Riff performs duties as an equity research analyst covering healthcare, consumer staples, and industrial firms. Prior to joining Janus Capital in 2003, Mr. Riff was a strategy consultant focused on growth and innovation, working in Boston, London, and Johannesburg with consumer products, financial services, and healthcare firms. Mr. Riff holds a Bachelor's degree (magna cum laude) in Economics from Williams College, and a Master of Business Administration

 24 Janus Adviser Series
     degree with honors in Finance from The Wharton School at the University of Pennsylvania.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's portfolio managers is included in the SAI.

                                                      Management of the Fund  25

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 26 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the


                                                           Other information  27
   actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC,


 28 Janus Adviser Series

   04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.


   DISTRIBUTION OF THE FUND



   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  29

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of the Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by the Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00

 30 Janus Adviser Series
   per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax


                                                     Distributions and taxes  31
   information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 32 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agent. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural

                                                         Shareholder's guide  33
   disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

 34 Janus Adviser Series

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

                                                         Shareholder's guide  35
   that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $10,000.


   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


 36 Janus Adviser Series

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Fund held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may


                                                         Shareholder's guide  37
   apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.



   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.


   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.


   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.


 38 Janus Adviser Series

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes).

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

                                                         Shareholder's guide  39

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

 40 Janus Adviser Series

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

                                                         Shareholder's guide  41

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and

 42 Janus Adviser Series
   procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights table is intended to help you understand the Fund's financial performance through July 31 of the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information shown is from Class R Shares' inception date through July 31, 2007.





 44 Janus Adviser Series

LONG/SHORT FUND - CLASS R
------------------------------------------------------------
                                                Year ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(1)(2)
 Ratio of net expenses to average net
   assets(3)
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------





                                                        Financial highlights  45

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 46 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  47

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 48 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  49

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 50 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  51

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 52 Janus Adviser Series

                      This page intentionally left blank.

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                              www.janus.com/info

                              151 Detroit Street
                              Denver, CO 80206-4805
                              1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007



                            ALTERNATIVE
                          Janus Adviser Long/Short Fund
                          Janus Adviser Global Real Estate Fund


                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Janus Adviser Long/Short Fund currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Global Real Estate Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Long/Short Fund............................    2
       Janus Adviser Global Real Estate Fund....................    7

    FEES AND EXPENSES...........................................   11

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   14
       Risks....................................................   19
       Frequently asked questions about certain risks...........   20
       General portfolio policies...............................   26

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   30
       Management expenses......................................   32
       Investment personnel.....................................   35

    OTHER INFORMATION...........................................   37

    DISTRIBUTIONS AND TAXES.....................................   41

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   44
       Distribution and service fees............................   46
       Purchases................................................   46
       Exchanges................................................   48
       Redemptions..............................................   48
       Redemption fee...........................................   49
       Excessive trading........................................   50
       Shareholder communications...............................   54

    FINANCIAL HIGHLIGHTS........................................   55

    GLOSSARY OF INVESTMENT TERMS................................   57


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER LONG/SHORT FUND

   Long/Short Fund (the "Fund") is designed for long-term investors who seek a risk-adjusted investment option which has a lower correlation to the overall equity market.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LONG/SHORT FUND seeks strong absolute risk-adjusted returns over a full market cycle.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   Under normal circumstances, the Fund generally pursues its investment objective by taking both long and short positions in domestic and foreign equity securities, including those in emerging markets. The Fund's investment team believes that a combination of long and short positions may provide positive returns regardless of market conditions through a complete market cycle, and may offer reduced risk. In choosing both long and short positions, the investment team utilizes fundamental research. In other words, the Fund's investment team looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund's investment policies.


   The allocation between long and short positions is a result of the investment process. The Fund does not intend to be market neutral and anticipates that it normally will hold a higher percentage of its assets in long positions than short positions (i.e., the Fund will be "net long"). To manage its net exposure between long and short positions, the Fund may take long and short positions in instruments that provide exposure to the equity markets, including exchange-traded funds, options, futures, and other index-based instruments.

   The Fund buys long securities that the investment team believes will go up in price and sells short securities the investment team believes will go down in price. The Fund's investment team emphasizes long positions in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The investment team typically seeks attractively valued companies that are improving their free cash flow and returns on invested capital, which

 2 Janus Adviser Series
   also may include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund's investment team emphasizes short positions in structurally disadvantaged companies operating in challenged industries with high valuations. The investment team will target short positions in companies with unsustainable cash generation, poor capital structure, returns below their cost of capital, and share prices that reflect unrealistic expectations of the company's future opportunities. The investment team may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the investment team believes it has in a long position in the portfolio.

   A short position is one where the Fund has sold at the current market price a security that it does not own in anticipation of a decline in the market value of the security. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

   Until the Fund closes its short position or replaces the borrowed security, the Fund will designate liquid assets it owns (other than the short sale proceeds) as segregated assets in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner will be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. The Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing

                                                          Risk/return summary  3
   restrictions. This requirement to segregate assets limits the Fund's leveraging of its investments and the related risk of losses from leveraging. The Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

   The Fund may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered "senior securities" (generally borrowings other than for temporary or emergency purposes). This allows the Fund to borrow from banks up to one-third of its total assets (including the amount borrowed). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund's short sales and related margin requirements may reduce the ability of the Fund to borrow money.


   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

   The value of the Fund's long portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the Fund's investment team is incorrect about its assessment of a company's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. Conversely, the value of the Fund's short positions may decrease if an individual company or multiple companies in the portfolio increases in value or if the stock market goes up, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

 4 Janus Adviser Series

   The use of short sales may cause the Fund to have higher expenses than those of other funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team's ability to accurately anticipate the future value of a security. The Fund's losses are potentially unlimited in a short sale transaction. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund's returns.


   The Fund's use of short sales in effect leverages the Fund's portfolio. The Fund also may borrow money from banks to the extent permitted by the 1940 Act, including for investment purposes. The Fund's use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.


   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may ordinarily satisfy the requirements for a diversified fund and has operated as diversified, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.


   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or


                                                          Risk/return summary  5
   semiannual report. The performance of the Fund will be compared to the S&P 500(R) Index and the London Interbank Offered Rate ("LIBOR"). The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates available.


 6 Janus Adviser Series

JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.


   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors' funds for investment primarily in


                                                          Risk/return summary  7
   income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by the Fund. Real estate-related companies are also generally sensitive to interest


 8 Janus Adviser Series
   rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.





   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

                                                          Risk/return summary  9

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


 10 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. Expense information shown for Global Real Estate Fund reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's initial fiscal year. For Long/Short Fund, the fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares. However, if you sell Class S Shares of a Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  11

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
  Long/Short Fund -
   Class S                               1.25%         0.25%               %(9)                      (10)                    (10)
  Global Real Estate Fund(11) -
   Class S                                                                 %(12)


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class S Shares from each Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee rate paid by each Fund to Janus Capital as of the end of the fiscal year. For Global Real Estate Fund, this fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.

  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 12 Janus Adviser Series

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (9) Other Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.


 (10) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (11) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 (12) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                            1 Year    3 Years   5 Years    10 Years
                                                            ----------------------------------------
  Long/Short Fund - Class S
  Global Real Estate Fund(1) - Class S                                              N/A         N/A


 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                         Risk/return summary  13

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES


LONG/SHORT FUND


   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DOES THE FUND SELECT LONG POSITIONS?

   The portfolio managers generally select long positions for the Fund using a "bottom up" approach. With respect to long positions, the Fund invests in equity securities, primarily common stocks, the portfolio managers believe will appreciate in value. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

   The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio managers will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. The Fund may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

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

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


3. HOW DOES THE FUND SELECT SHORT POSITIONS?

   The portfolio managers generally select short positions by utilizing fundamental research. The portfolio managers focus on structurally disadvantaged companies operating in challenged industries with high valuations. The portfolio managers sell short securities of companies that have unsustainable cash generation, poor capital structure, returns below their cost of capital, or share prices that reflect unrealistic expectations of the company's future opportunities. The portfolio managers may deploy unique strategies when shorting securities to minimize risk. For example, some investments may be held short to remove some of the market risk of a long position while accentuating the information advantage the portfolio managers believe they have in a long position in the portfolio.

4. HOW DO THE PORTFOLIO MANAGERS DETERMINE THAT A COMPANY MAY NOT BE APPROPRIATELY VALUED?

   A company may be undervalued when, in the opinion of the portfolio managers shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

   Conversely, shares of a company may be overvalued when, in the opinion of the portfolio managers they are selling for a price that is above their intrinsic worth. A company may be overvalued due to market or economic conditions, unrealistic expectations of the company's future opportunities, unsustainable cash generation, or other factors.

                                   Principal investment strategies and risks  15

5. WHAT DOES "NET LONG" MEAN?

   Long/Short Fund is "net long" when the Fund's assets committed to long positions exceed those committed to short positions.

6. WHAT IS "LEVERAGE"?

   Leverage is when a fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Long/Short Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in a fund's NAV even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a fund's overall returns.

7. WHAT IS A "SPECIAL SITUATION"?


   The Fund may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Fund's performance could suffer from its investments in "special situations."



GLOBAL REAL ESTATE FUND


   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that

 16 Janus Adviser Series
   may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.



3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


                                   Principal investment strategies and risks  17

5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to


 18 Janus Adviser Series
   compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

RISKS

   Because Long/Short Fund takes both long and short positions, the main risk is the risk that the value of the securities held long might decrease and the value of securities sold short might increase in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   Because Global Real Estate Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.



   In addition, a Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. Global Real Estate Fund's performance may also be affected by industry risk to a greater extent than other funds.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of


                                   Principal investment strategies and risks  19
   interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. HOW DOES THE NONDIVERSIFIED CLASSIFICATION AFFECT THE FUNDS' RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

2. WHAT ARE THE RISKS ASSOCIATED WITH LONG POSITIONS IN EQUITY SECURITIES?

   The Funds will take long positions in equity investments consistent with each Fund's investment objective and strategies. A long position in equities is subject to the risk that a particular stock, an underlying fund, an industry, or stocks in general may fall in value. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions, and market liquidity.

3. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   Long/Short Fund and, to a limited extent, Global Real Estate Fund may engage in short sales. A short sale is subject to the risk that if the price of the security


 20 Janus Adviser Series
   sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


4. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Funds, particularly Long/Short Fund, may borrow money from banks for investment purposes, commonly referred to as "leveraging," a Funds' exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.


5. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING WITH RESPECT TO LONG/SHORT FUND?



   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Long/Short Fund may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.


                                   Principal investment strategies and risks  21

6. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar

 22 Janus Adviser Series
   industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


8. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

                                   Principal investment strategies and risks  23

     Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

9. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, each Fund, particularly Global Real Estate Fund, may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).



   To the extent that a Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and in the Funds' Form N-Q reports, which are filed with the SEC.



   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.


10. THE FUNDS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or

 24 Janus Adviser Series
   newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

12. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


13. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is

                                   Principal investment strategies and risks  25
   considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


14. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.

 26 Janus Adviser Series

   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities


   - high-yield/high-risk bonds (35% or less of each Fund's assets)


                                   Principal investment strategies and risks  27

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs



   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of Global Real Estate Fund's assets may be invested in naked short sales)


   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (no more than 5% of Long/Short Fund's total assets)



   For purposes of Long/Short Fund's investment policies and restrictions, total assets include any borrowings for investment purposes.


   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free

 28 Janus Adviser Series
   cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  29

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 30 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  31

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The following shows this information for Funds that pay an investment advisory fee at a fixed rate based on each Fund's average net assets.



                                                Contractual           Actual Investment
                          Average Daily         Investment             Advisory Fee (%)
                           Net Assets       Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                    of Fund           (annual rate)            July 31, 2007)
--------------------------------------------------------------------------------------------
   Long/Short Fund      All Asset Levels           1.25
--------------------------------------------------------------------------------------------



   The following shows the information for Funds that pay an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to each Fund's respective benchmark index.



                                                                      Actual Investment
                                                   Performance      Advisory Fee (%) (for
                                                    Hurdle vs.      the fiscal year ended
Fund Name                       Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------
   Global Real Estate Fund         0.75                +/-4.00%              N/A(2)
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels. The agreement for Long/Short Fund will be in effect until at least December 1, 2008. The agreement for Global Real Estate Fund will be in effect until at least December 1, 2009. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers and any applicable performance fee adjustments are not reflected in the fee rates shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

 32 Janus Adviser Series

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


   GLOBAL REAL ESTATE FUND


   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                               Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund              FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee


                                                      Management of the Fund  33
   even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 34 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


JANUS INVESTMENT TEAM

LONG/SHORT INVESTMENT TEAM
--------------------------------------------------------------------------------

     Co-Portfolio Managers David C. Decker, Dan Kozlowski, and Dan Riff, are responsible for the day-to-day management of the Fund. Each manager is primarily responsible for a specific portion of the portfolio. Mr. Decker, as lead Portfolio Manager, has discretion over a larger percentage of Fund assets and has the authority to exercise final decision-making on the overall portfolio.



     David C. Decker, CFA, is Executive Vice President and is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.



     Dan Kozlowski, CFA, is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Kozlowski performs duties as an international equity research analyst, concentrating on the financial, retail, and media sectors on a global basis. He joined Janus Capital in 1999. He holds a Bachelor's degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and

                                                      Management of the Fund  35

     Accounting from the University of Chicago, and has studied at Sophia University's School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.


     Dan Riff is Co-Portfolio Manager of Janus Adviser Long/Short Fund, which he has co-managed since inception. In addition, Mr. Riff performs duties as an equity research analyst covering healthcare, consumer staples, and industrial firms. Prior to joining Janus Capital in 2003, Mr. Riff was a strategy consultant focused on growth and innovation, working in Boston, London, and Johannesburg with consumer products, financial services, and healthcare firms. Mr. Riff holds a Bachelor's degree (magna cum laude) in Economics from Williams College, and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 36 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Long/Short Fund currently offers five classes of shares and Global Real Estate Fund currently offers four classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.



   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

                                                           Other information  37
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


 38 Janus Adviser Series
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  39

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.


   DISTRIBUTION OF THE FUNDS



   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 40 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. However, because the principal investment goal of Long/Short Fund is to invest in both long and short positions in equity securities, it is anticipated that a smaller portion of the income dividends paid to shareholders by Long/Short Fund will be qualified dividend income eligible for taxation by individuals at long-term capital gain rates than if the Fund invested in only long positions in equity securities. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On

                                                     Distributions and taxes  41

   December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made


 42 Janus Adviser Series
   available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  43

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 44 Janus Adviser Series
   and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  45

   The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

 46 Janus Adviser Series
   certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class S Shares of Global Real Estate Fund is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The minimum investment for Class S Shares of Long/Short Fund is $10,000 per Fund account. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.


   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

                                                         Shareholder's guide  47

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Funds held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance

 48 Janus Adviser Series
   to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from the Funds held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus

                                                         Shareholder's guide  49
   accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and

 50 Janus Adviser Series
   redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of the Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the

                                                         Shareholder's guide  51
   trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as

 52 Janus Adviser Series
   certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at


                                                         Shareholder's guide  53

     1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 54 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights table is intended to help you understand Long/Short Fund's financial performance through July 31 of the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Long/Short Fund (assuming reinvestment of all dividends and distributions).



   No financial highlights are presented for Global Real Estate Fund since the Fund is new.


                                                        Financial highlights  55

LONG/SHORT FUND - CLASS S
-----------------------------------------------------------
                                        Year ended July 31
                                               2007
 NET ASSET VALUE, BEGINNING OF
  PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities
  (both realized and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income
 Distributions from net realized
  gains
 Redemption fees
 Payment from affiliate
 Total distributions and other
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in
  thousands)
 Average net assets for the period
  (in thousands)
 Ratio of gross expenses to average
  net assets(5)(6)
 Ratio of net expenses to average
  net assets(7)
 Ratio of net investment
  income/(loss) to average net
  assets
 Portfolio turnover rate
-----------------------------------------------------------


 56 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  57

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 58 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  59
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 60 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  61
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 62 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  63

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

                  The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         BOND
                          Janus Adviser Flexible Bond Fund

                             Janus Adviser Floating Rate High Income Fund

                          Janus Adviser High-Yield Fund




                         MONEY MARKET
                          Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Floating Rate High Income Fund and Janus Adviser Money Market Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Floating Rate High Income Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares), and Janus Adviser Money Market Fund currently offers three classes of shares (Class A Shares, Class C Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Bond Funds
          Janus Adviser Flexible Bond Fund......................    2
          Janus Adviser Floating Rate High Income Fund..........    7
          Janus Adviser High-Yield Fund.........................   10
       Money Market Fund
          Janus Adviser Money Market Fund.......................   14

    FEES AND EXPENSES...........................................   17

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Bond Funds...............................................   21
          Frequently asked questions about principal investment
          strategies............................................   21
          Risks.................................................   24
          Frequently asked questions about certain risks........   24
          General portfolio policies............................   29
       Money Market Fund........................................   33

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   36
       Management expenses......................................   38
       Investment personnel.....................................   40

    OTHER INFORMATION...........................................   43

    DISTRIBUTIONS AND TAXES.....................................   47

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   51
       Choosing a share class...................................   53
       Distribution, servicing, and networking fees.............   54
       Purchases................................................   56
       Exchanges................................................   60
       Redemptions..............................................   61
       Excessive trading........................................   63
       Shareholder communications...............................   67

    FINANCIAL HIGHLIGHTS........................................   68

    GLOSSARY OF INVESTMENT TERMS................................   77

    EXPLANATION OF RATING CATEGORIES............................   84



                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE BOND FUND

   Flexible Bond Fund (the "Fund") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.





   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


                                                          Risk/return summary  3

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4 Janus Adviser Series

   FLEXIBLE BOND FUND - CLASS C


    Annual returns for periods ended 12/31
                         10.33%  7.74%  0.16%  5.51%  6.39%  8.96%  5.49%  3.16%  0.94%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:    Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                         1 year(1)   5 years   10 years        (9/13/93)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions
                    and Sale of Fund Shares(2)
                Class A Shares(3)
                Lehman Brothers Aggregate Bond Index(4)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                          ----------------------------------------------


   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.
   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.
   (4) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class C Shares for the period September 30, 2002 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2002; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.

   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



 6 Janus Adviser Series

JANUS ADVISER FLOATING RATE HIGH INCOME FUND


   Floating Rate High Income Fund (the "Fund") is designed for long-term investors who primarily seek current income from an investment which may have lower correlation to fixed-income markets than a traditional fixed-income fund.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLOATING RATE HIGH INCOME FUND seeks to obtain high current income.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate loans and other floating or adjustable rate securities, including other senior loan investment companies and derivatives with exposure to senior loans.


   While the Fund generally seeks to invest in senior floating rate loans, the Fund may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-yield/high-risk bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates. The Fund's investments in floating rate securities are generally rated below investment grade or are unrated and have characteristics considered below investment grade.

   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In particular, the portfolio manager performs research on the credit quality of borrowers, focusing

                                                          Risk/return summary  7
   on a borrower's ability to repay its obligations and the strength of its balance sheet. If the portfolio manager is unable to find attractive investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.




   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities (which may include investments in emerging markets), fixed-income securities, and derivatives.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than high-yield bond funds and funds that invest most of their assets in common stocks, the Fund's returns will vary, and you could lose money.

   A fundamental risk of the Fund's investments in debt securities, including floating rate loans, is credit risk, which is the risk that the borrower may default on obligations to pay principal or interest when due. Non-payment by a borrower may affect the value of the security and may decrease the Fund's return. Because the value of a floating rate loan will be based in part on the credit quality of a borrower, the value of one or more securities held by the Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

   Debt securities are subject to interest rate risk. Interest rate increases can cause the price of a debt security to decrease. Floating rate debt securities such as floating rate loans are less exposed to this risk and price volatility than comparable fixed-rate debt securities. The interest rates, however, of most floating rate loans adjust only periodically, and may not correlate with prevailing interest rates. Interim changes in prevailing interest rates may affect the value of the floating rate security and the Fund's returns.

   The Fund may invest without limit in floating rate loans and other debt securities that are rated below investment grade or are unrated securities with characteristics considered below investment grade. These investments may be considered speculative and have greater risks than investment grade securities, including the possible loss of income and principal. Risks arising from the Fund's investments in floating rate loans that are below investment grade may be similar to those of investment in "junk bonds." The Fund's investments in lower rated securities may be more sensitive to economic changes, political changes, or adverse developments specific to the borrower than higher quality investments.

   The collateral securing a senior floating rate loan can decline and/or be insufficient to meet the obligations of a borrower. As a result, a senior floating rate loan may not be fully collateralized and the investment may decline in value. In addition, in the case of default by a borrower, the collateral may be set

 8 Janus Adviser Series
   aside by a court in a bankruptcy or similar proceeding. Borrowers may repay principal prior to the maturity of a loan, limiting the Fund's potential for returns.

   Floating rate loans generally are subject to restrictions on resale. Certain of the Fund's investments in floating rate loans may be deemed illiquid and the Fund may have limited ability to trade in secondary trading markets. Such factors may have an adverse impact on the market price of such securities and may affect the Fund's returns, resulting in a loss.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Credit Suisse First Boston (CSFB) Leveraged Loan Index. The CSFB Leveraged Loan Index is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.


                                                          Risk/return summary  9

JANUS ADVISER HIGH-YIELD FUND

   High-Yield Fund (the "Fund") is designed for long-term investors who primarily seek current income.

INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------
   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.


   The Fund's Trustees may change these objectives or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objectives.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities.




   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign debt and equity securities, which may include investments in emerging markets.


 10 Janus Adviser Series

MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Class C Shares

                                                         Risk/return summary  11
   of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class C Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]




   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   HIGH-YIELD FUND - CLASS C



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                  Average annual total return for periods ended 12/31/06
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                             1 year(1)      (8/1/05)
                Class C Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(2)
                Class A Shares(3)
                Lehman Brothers High-Yield Bond Index(4)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                              ------------------------



   (1) Calculated to include contingent deferred sales charge applicable to Class C Shares.


   (2) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (3) Calculated assuming maximum permitted sales loads. Return is before taxes.


   (4) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


 12 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class C Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


   After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.



                                                         Risk/return summary  13

JANUS ADVISER MONEY MARKET FUND

   Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 14 Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time.


   The Fund's Class A Shares and Class C Shares commenced operations on September 30, 2004 and September 30, 2002, respectively. The performance shown on the following page for Class C Shares reflects the performance of the Fund's Class C Shares from September 30, 2002 to December 31, 2006, the performance of Class S Shares from August 1, 2000 to September 30, 2002, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below. The performance shown for Class A Shares reflects the performance of the Fund's Class A Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class A Shares and Class C Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they sell Shares of the Fund. If sales charges were included, the returns would be lower. The table shows how the Shares' returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  15

   [TO BE UPDATED BY AMENDMENT]


   MONEY MARKET FUND(1) - CLASS C


    Annual returns for periods ended 12/31
                          4.02%  4.21%  3.85%  5.18%  2.71%  0.56%  0.68%  0.94%  2.87%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:      Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                      Average annual total return for periods ended 12/31/06
                      ------------------------------------------------------
                                                                             Since Inception of
                                                                              Predecessor Fund
                                                  1 year  5 years  10 Years       (5/1/97)
    Class C Shares
      Return Before Taxes
    Class A Shares
      Return Before Taxes
                                                  ----------------------------------------



   (1) Class A Shares performance will differ due to different expenses.



   The seven-day yield for the Fund's Class A Shares on December 31, 2006 was
        %.



   The seven-day yield for the Fund's Class C Shares on December 31, 2006 was
     %.




 16 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Funds. Expense information shown for Floating Rate High Income Fund reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class A Shares and Class C Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  17

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A  Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)
    Bond Funds..............................................  4.75%(2) N/A
    Money Market Fund(3)....................................  N/A      N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of original purchase price or redemption proceeds)...........  None(4)  1.00%(5)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual              Net Annual
                                                                                 Fund(9)        Fund                     Fund
                               Management   Distribution/Service      Other      Fees and    Operating     Expense    Operating
                                 Fee(6)       (12b-1) Fees(7)      Expenses(8)   Expenses   Expenses(10)   Waivers   Expenses(10)
  BOND
   Flexible Bond Fund -
     Class A                     0.50%             0.25%
     Class C                     0.50%             1.00%
   Floating Rate High
    Income Fund -
     Class A                     0.65%             0.25%                   (11)                     (12)                     (11)
     Class C                     0.65%             1.00%                   (11)                     (12)                     (11)
   High-Yield Fund -
     Class A                     0.65%             0.25%
     Class C                     0.65%             1.00%
  MONEY MARKET
   Money Market Fund(13) -
     Class A                     0.25%             0.25%
     Class C                     0.25%             0.25%(14)


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.

  (3) Class A Shares and Class C Shares of Money Market Fund are not available for initial purchase, only for exchanges.

  (4) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.
  (6) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
  (7) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (8) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.


  (9) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


 18 Janus Adviser Series

 (10) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses, with the exception of Money Market Fund, (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




 (11) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (12) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.




 (13) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.


 (14) Janus Distributors LLC has contractually agreed to a waiver that will reduce the amount of 12b-1 fees payable by Money Market Fund from 1.00% on Class C Shares to 0.25%. This waiver will continue until at least December 1, 2008.




 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                 1 Year(1)(2)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                --------------------------------------------------------------
  BOND
    Flexible Bond Fund - Class A
    Floating Rate High Income Fund - Class A                                       N/A              N/A
    High-Yield Fund - Class A
  MONEY MARKET
    Money Market Fund - Class A



                                             1 Year(4)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE REDEEMED:           --------------------------------------------------------------
  BOND
    Flexible Bond Fund - Class C
    Floating Rate High Income Fund - Class
      C                                                                       N/A              N/A
    High-Yield Fund - Class C
  MONEY MARKET
    Money Market Fund - Class C


                                                         Risk/return summary  19

                                            1 Year(1)(3)   3 Years(1)(3)   5 Years(1)(3)   10 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
  BOND
    Flexible Bond Fund - Class A
    Floating Rate High Income Fund - Class
      A                                                                       N/A              N/A
    High-Yield Fund - Class A
  MONEY MARKET
    Money Market Fund - Class A



                                             1 Year(3)      3 Years(3)      5 Years(3)       10 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:       --------------------------------------------------------------
  BOND
    Flexible Bond Fund - Class C
    Floating Rate High Income Fund - Class
      C                                                                       N/A              N/A
    High-Yield Fund - Class C
  MONEY MARKET
    Money Market Fund - Class C


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for all Funds except Money Market Fund, which is only available through an exchange from another Fund and not available for initial purchase. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable



  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.


 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.



 20 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


BOND FUNDS


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

2. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

3. WHAT ARE FLOATING RATE LOANS?

   Floating rate loans are debt securities that have floating interest rates tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is

                                   Principal investment strategies and risks  21
   generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets (the CD Rate). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement.

   Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The Fund may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss.

4. HOW DOES FLOATING RATE HIGH INCOME FUND INVEST IN FLOATING RATE LOANS?

   Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, the agent administers the loan agreement and is responsible for the collection of all interest, principal, and fee payments from the borrower. The Fund generally invests in floating rate loans through the agent, by assignment from another holder of the loan or as a participation interest in another holder's portion of the loan. The Fund generally expects to invest in floating rate loans through assignments.

   When the Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited than, those held by an assigning lender. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral.

 22 Janus Adviser Series

   If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. As such, the Fund may be subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. Additionally, the Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund.

5. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.


6. HOW DO THE FUNDS MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolios to reflect their analysis of interest rate trends and other factors. The Funds' average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Funds may also use futures, options, and other derivatives to manage interest rate risk.

7. WHAT IS MEANT BY "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

8. WHAT IS MEANT BY "DURATION"?


   A bond's duration indicates the time it will take investors to recoup their investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to


                                   Principal investment strategies and risks  23
   the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.



RISKS


   Because the Funds invest substantially all of their assets in fixed-income securities or income-generating securities, they are subject to risks such as credit or default risks, and interest rate increases. The Funds' performance may also be affected by risks of certain types of investments, such as foreign securities and derivative instruments.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than

 24 Janus Adviser Series
   investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Because High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

2. WHAT ADDITIONAL RISKS ARE ASSOCIATED WITH FLOATING RATE LOANS?


   There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause a Fund, particularly Floating Rate High Income Fund, to lose income or principal on a particular investment, which in turn could affect the Fund's returns, and you could lose money.


   For a Fund's secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

   A Fund may not always be able to identify and invest in attractive senior floating rate loans, as the market for such investments may be limited in certain economic conditions or because of a high number of potential purchasers of assignments and participations. In such cases, the Fund may invest in other floating rate debt securities or other investments which may not be as attractive. For example, the Fund may invest in junior or subordinated loans or unsecured loans. Such loans may not provide desired returns or may increase the potential for loss of income or principal.

                                   Principal investment strategies and risks  25

   Certain of the senior loans in which the Funds may invest include revolving or delayed draw loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Funds invest in revolving loans, each Fund intends to maintain high-quality liquid assets in an amount at least equal to its obligations under the revolving loan. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in senior floating rate loans.

   Borrowers may pay back principal in whole or part prior to scheduled due dates. This may result in a Fund realizing less income on a particular investment and replacing the floating rate loan with a less attractive security, which may provide less return to the Fund.

   Although a Fund does not invest 25% or more of its assets in securities or obligations of borrowers in a single industry, floating rate loan transactions may involve agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies and other financial institutions. While a Fund considers the borrower as the issuer of a floating rate loan in most circumstances, the Fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, and capital raising activities and fluctuations in the financial markets.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH TRADING FLOATING RATE LOANS?

   The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between


 26 Janus Adviser Series

   U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


5. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

                                   Principal investment strategies and risks  27

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

7. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


8. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

 28 Janus Adviser Series

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


9. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?


   Because Floating Rate High Income Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.


10. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's


                                   Principal investment strategies and risks  29
   investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Fund and High-Yield Fund invest, these Funds may have relatively high portfolio turnover compared to other funds.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


 30 Janus Adviser Series

   OTHER TYPES OF INVESTMENTS


   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:


   - equity securities

   - other debt securities


   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls



   - zero coupon, pay-in-kind, and step coupon securities (without limit for Flexible Bond Fund and High-Yield Fund)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of a
     Fund), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Flexible Bond Fund and High-Yield Fund, no more than 20% of each Fund's total assets)


   ILLIQUID INVESTMENTS


   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


                                   Principal investment strategies and risks  31

   FOREIGN SECURITIES


   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



 32 Janus Adviser Series

MONEY MARKET FUND


   This section takes a closer look at Money Market Fund's principal investment strategies, as well as certain risks of investing in the Fund.


   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   Money Market Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS

   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

                                   Principal investment strategies and risks  33

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that Money Market Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the

 34 Janus Adviser Series
   foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  35

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 36 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  37

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The rate shown below is a fixed rate based on each Fund's average net assets.



                                                           Contractual           Actual Investment
                                   Average Daily           Investment             Advisory Fee (%)
                                     Net Assets        Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                             of Fund             (annual rate)            July 31, 2007)
-------------------------------------------------------------------------------------------------------
BOND
   Flexible Bond Fund           First $300 Million            0.50
                                Over $300 Million             0.40
   Floating Rate High           First $300 Million            0.65
     Income Fund                Over $300 Million             0.55
   High-Yield Fund              First $300 Million            0.65
                                Over $300 Million             0.55
MONEY MARKET
   Money Market Fund(4)(5)       All Asset Levels             0.25
-------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses, with the exception of Money Market Fund, (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.



(3) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.

(4) Janus Distributors LLC has agreed to a waiver that will reduce the amount of 12b-1 fees payable by Money Market Fund for Class C Shares from 1.00% to 0.25%. This waiver will continue until at least December 1, 2008. This waiver is not factored into and does not affect the expense limit agreed to by Janus Capital.





   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or


 38 Janus Adviser Series
   semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

                                                     Management of the Funds  39

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JASON GROOM
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Floating Rate High Income Fund, which he has managed since its inception. Mr. Groom is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital as a fixed-income analyst in December 2004. Previously, he worked as a credit analyst for ING Investments in Scottsdale, Arizona from July 1998 to December 2004. He holds a Bachelor's degree in economics from the University of Arizona and an M.B.A. from Thunderbird, The Garvin School of International Management.



CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


 40 Janus Adviser Series

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. He is also Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsibility for the day-to-day management of Janus Adviser Flexible Bond Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has managed or co-managed since January 2001. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.



DARRELL WATTERS

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. In addition, he is a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for certain of the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  41

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER HIGH-YIELD FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS HIGH-YIELD COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are managed by Gibson Smith and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus High-Yield Composite consisted of [ ] advisory accounts, [all of which are mutual fund portfolios.] As of this date, the total assets of the Janus High-Yield Composite were approximately
   $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.

   In addition, shareholders of Class A Shares of the Fund may be subject to certain sales charges upon purchases and/or a deferred sales charge upon certain redemptions, and shareholders of Class C Shares may be subject to a deferred sales charge upon certain redemptions. These are not payable by accounts in the Composite. If accounts in the Composite had been subject to these sales charges, then the performance of the Composite for the periods shown may have been lower.


                                         Average annual total return for periods ended 09/30/07
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)
    Lehman Brothers High-Yield Bond Index(3)
                                                        -----------------------------------


   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.
   (2) Gibson Smith has managed the Composite since December 5, 2003.

   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


 42 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Floating Rate High Income Fund and Money Market Fund, currently offer five classes of shares. Floating Rate High Income Fund currently offers four classes of shares and Janus Adviser Money Market Fund currently offers three classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New

                                                           Other information  43
   accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and


 44 Janus Adviser Series

   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.


                                                           Other information  45

   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 46 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


FUNDS OTHER THAN MONEY MARKET FUND

   DISTRIBUTION SCHEDULE


   Income dividends for the Funds are normally declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared and distributed at the end of the preceding month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if

                                                     Distributions and taxes  47
   you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


MONEY MARKET FUND

   For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   For your convenience, Fund distributions of net investment income are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

 48 Janus Adviser Series

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain

                                                     Distributions and taxes  49
   tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 50 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by a Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Funds other than Money Market Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less (such as Money Market Fund's portfolio securities) are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of Money Market Fund's portfolio to deviate more than 1/2 of 1% from the value

                                                         Shareholder's guide  51
   determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

   If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

 52 Janus Adviser Series

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS


   The Funds have five classes of shares, with the exception of Floating Rate High Income Fund, which has four classes of shares and Money Market Fund, which has three classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares, Class R Shares, and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:


   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

                                                         Shareholder's guide  53

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 4.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A

 54 Janus Adviser Series

   Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:


                                               12b-1 Fee for all Funds      12b-1 Fee for Money
    Class                                      except Money Market Fund         Market Fund
    ---------------------------------------------------------------------------------------------
    Class A Shares                                      0.25%                      0.25%
    Class C Shares                                      1.00%(1)                   0.25%(2)


   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.

   (2) Janus Distributors LLC has contractually agreed to a waiver that will reduce the amount of 12b-1 fees payable by Money Market Fund from 1.00% on Class C Shares to 0.25%. This waiver will continue until at least December 1, 2008.


   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by each Class of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.

                                                         Shareholder's guide  55

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. (Class A Shares and Class C Shares of Money Market Fund are not available as an option for initial investments.) Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

 56 Janus Adviser Series

   The Funds reserve the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    BOND FUNDS
    Under $50,000                                                  4.75%         4.99%
    $50,000 but under $100,000                                     4.50%         4.71%
    $100,000 but under $250,000                                    3.50%         3.63%
    $250,000 but under $500,000                                    2.50%         2.56%
    $500,000 but under $1,000,000                                  2.00%         2.04%
    $1,000,000 and above                                           None(2)       None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

                                                         Shareholder's guide  57

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to

 58 Janus Adviser Series
   modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds' shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

                                                         Shareholder's guide  59

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds' Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

   MONEY MARKET FUND
   You may purchase Class A Shares or Class C Shares of Money Market Fund only through an exchange from Class A Shares and Class C Shares of another Fund. A CDSC may apply if you purchase Class A Shares without an initial sales

 60 Janus Adviser Series
   charge and then redeem Class A Shares of Money Market Fund within 12 months of purchase. A CDSC will apply if you redeem your Class C Shares of Money Market Fund within 12 months of your original purchase of Class C Shares. For more information about the CDSC, please refer to "Redemptions."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

                                                         Shareholder's guide  61

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

   CDSC WAIVERS


   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If a Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

 62 Janus Adviser Series

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other

                                                         Shareholder's guide  63

   Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in

 64 Janus Adviser Series
   accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and

                                                         Shareholder's guide  65
   accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.


 66 Janus Adviser Series

   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions). Class A Shares of the Funds first became available on September 30, 2004. Class C Shares first became available on September 30, 2002.


 68 Janus Adviser Series

FLEXIBLE BOND FUND - CLASS A
-----------------------------------------------------------------------
                                           Years or Period ended
                                                  July 31
                                      2007         2006         2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $12.12       $12.53
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.52         0.43
 Net gain/(loss) on securities
   (both realized and unrealized)                  (0.38)       (0.24)
 Total from investment operations                    0.14         0.19
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.52)       (0.44)
 Distributions from net realized
   gains                                           (0.10)       (0.16)
 Payment from affiliate                                --(2)        --(2)
 Total distributions and other                     (0.62)       (0.60)
 NET ASSET VALUE, END OF PERIOD                    $11.64       $12.12
 Total return(3)                                    1.16%(4)     1.90%(5)
 Net assets, end of period (in
   thousands)                                        $984          $76
 Average net assets for the period
   (in thousands)                                    $265          $27
 Ratio of gross expenses to average
   net assets(6)(7)(8)                              0.81%        0.81%
 Ratio of net expenses to average
   net assets(6)(9)                                 0.80%        0.80%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                        4.39%        3.93%
 Portfolio turnover rate(6)(10)                      140%         186%
-----------------------------------------------------------------------


 (1) Period September 30, 2004 (inception of Class A Shares) through July 31, 2005.
 (2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year or period end.
 (3) Total return not annualized for periods of less than one year.
 (4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (6) Annualized for periods of less than one full year.
 (7) The expense ratio reflects expenses prior to any expense offset arrangements.
 (8) The ratio was 1.43% in 2006 and 1.02% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
 (9) The expense ratio reflects expenses after any expense offset arrangements.
(10) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142% in 2006 and 195% in 2005.

                                                        Financial highlights  69

FLOATING RATE HIGH INCOME FUND - CLASS A
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


 70 Janus Adviser Series

HIGH-YIELD FUND - CLASS A
------------------------------------------------------------
                                           Years ended
                                             July 31
                                      2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.62
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.26)
 Total from investment operations                     0.36
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.62)
 Distributions from net realized
   gains                                                --
 Total distributions                                (0.62)
 NET ASSET VALUE, END OF PERIOD                      $9.74
 Total return                                        3.71%
 Net assets, end of period (in
   thousands)                                         $841
 Average net assets for the period
   (in thousands)                                     $708
 Ratio of gross expenses to average
   net assets(1)(2)                                  1.27%
 Ratio of net expenses to average
   net assets(3)                                     1.24%
 Ratio of net investment
   income/(loss) to average net
   assets                                            6.39%
 Portfolio turnover rate                              162%
------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 11.08% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  71

MONEY MARKET FUND - CLASS A
---------------------------------------------------------------------
                                          Years or Period ended
                                                 July 31
                                      2007        2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.04         0.02
 Net gain/(loss) on securities
   (both realized and unrealized)                    --           --
 Total from investment operations                  0.04         0.02
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                         (0.04)      (0.02)
 Distributions from net realized
   gains                                             --           --
 Total distributions                              (0.04)      (0.02)
 NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00
 Total return(2)                                  4.06%        1.78%
 Net assets, end of period (in
   thousands)                                      $196          $10
 Average net assets for the period
   (in thousands)                                   $22          $11
 Ratio of gross expenses to average
   net assets(3)(4)(5)                            0.69%        0.62%
 Ratio of net expenses to average
   net assets(3)(6)                               0.61%        0.61%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      4.53%        2.15%
---------------------------------------------------------------------


(1) Period September 30, 2004 (inception of Class A Shares) through July 31,
    2005.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 2.41% in 2006 and 1.59% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 72 Janus Adviser Series

FLEXIBLE BOND FUND - CLASS C
-----------------------------------------------------------------------------------------------------
                                                      Years or Period ended July 31
                                      2007         2006            2005          2004         2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $12.08          $12.30        $12.41        $12.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.43            0.39          0.47          0.34
 Net gain/(loss) on securities
   (both realized and unrealized)                  (0.38)          (0.01)          0.02          0.02
 Total from investment operations                    0.05            0.38          0.49          0.36
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                          (0.43)          (0.44)        (0.42)        (0.33)
 Distributions from net realized
   gains                                           (0.10)          (0.16)        (0.18)            --
 Payment from affiliate                                --(2)           --(2)         --            --
 Total distributions and other                     (0.53)          (0.60)        (0.60)        (0.33)
 NET ASSET VALUE, END OF PERIOD                    $11.60          $12.08        $12.30        $12.41
 Total return(3)                                    0.42%(4)        3.37%(5)      3.91%         2.92%
 Net assets, end of period (in
   thousands)                                      $4,433          $5,561        $9,798       $20,294
 Average net assets for the period
   (in thousands)                                  $4,744          $7,787       $14,662       $10,230
 Ratio of gross expenses to average
   net assets(6)(7)(8)                              1.55%           1.55%         1.69%         1.71%
 Ratio of net expenses to average
   net assets(6)(9)                                 1.55%           1.55%         1.69%         1.70%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                        3.44%           3.20%         3.29%         3.05%
 Portfolio turnover rate(6)(10)                      140%            186%          160%          168%
-----------------------------------------------------------------------------------------------------


 (1) Period September 30, 2002 (inception of Class C Shares) through July 31, 2003.
 (2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
 (3) Total return not annualized for periods of less than one year.
 (4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (6) Annualized for periods of less than one full year.
 (7) The expense ratio reflects expenses prior to any expense offset arrangements.
 (8) The ratio was 1.88% in 2006, 1.84% in 2005, 1.80% in 2004, and 1.81% in
     2003 before waiver of certain fees and expense offsets incurred by the Fund.
 (9) The expense ratio reflects expenses after any expense offset arrangements.
(10) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142% in 2006 and 195% in 2005.

                                                        Financial highlights  73

FLOATING RATE HIGH INCOME FUND - CLASS C
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


 74 Janus Adviser Series

HIGH-YIELD FUND - CLASS C
---------------------------------------------------------
                                         Years ended
                                           July 31
                                      2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                        0.54
 Net gain/(loss) on securities
   (both realized and unrealized)                  (0.27)
 Total from investment operations                    0.27
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                          (0.54)
 Distributions from net realized
   gains                                               --
 Total distributions                               (0.54)
 NET ASSET VALUE, END OF PERIOD                     $9.73
 Total return                                       2.85%
 Net assets, end of period (in
   thousands)                                        $664
 Average net assets for the period
   (in thousands)                                    $626
 Ratio of gross expenses to average
   net assets(1)(2)                                 2.02%
 Ratio of net expenses to average
   net assets(3)                                    1.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                           5.58%
 Portfolio turnover rate                             162%
---------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 12.24% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  75

MONEY MARKET FUND - CLASS C
-----------------------------------------------------------------------------------------------
                                                   Years or Period ended July 31
                                      2007        2006         2005         2004        2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $1.00        $1.00        $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.04         0.02         0.01         0.01
 Net gain/(loss) on securities
   (both realized and unrealized)                    --           --           --           --
 Total from investment operations                  0.04         0.02         0.01         0.01
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                        (0.04)       (0.02)       (0.01)       (0.01)
 Distributions from net realized
   gains                                             --           --           --           --
 Total distributions                             (0.04)       (0.02)       (0.01)       (0.01)
 NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00        $1.00        $1.00
 Total return(2)                                  4.06%        1.95%        0.62%        0.70%
 Net assets, end of period (in
   thousands)                                      $231          $10          $37         $173
 Average net assets for the period
   (in thousands)                                   $57          $26          $67         $464
 Ratio of gross expenses to average
   net assets(3)(4)(5)                            0.64%        0.61%        0.61%        0.61%
 Ratio of net expenses to average
   net assets(3)(6)                               0.61%        0.61%        0.61%        0.61%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                      4.57%        1.72%        0.59%        0.84%
-----------------------------------------------------------------------------------------------


(1) Period September 30, 2002 (inception of Class C Shares) through July 31,
    2003.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 3.44% in 2006, 2.22% in 2005, 1.82% in 2004, and 1.93% in 2003
    before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.

 76 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  77

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 78 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  79
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 80 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  81
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 82 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  83

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

 84 Janus Adviser Series

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

                                            Explanation of rating categories  85

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

 86 Janus Adviser Series

SECURITIES HOLDINGS BY RATING CATEGORY


   During the fiscal period ended July 31, 2007, the percentage of securities holdings for the following Fund by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



    FLEXIBLE BOND FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



    FLOATING RATE HIGH INCOME FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------


                                            Explanation of rating categories  87

    HIGH-YIELD FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



   No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended July 31, 2007. [TO BE UPDATED BY AMENDMENT]


 88 Janus Adviser Series

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

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

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

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

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

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007



                            BOND
                          Janus Adviser Flexible Bond Fund
                          Janus Adviser Floating Rate High Income Fund
                          Janus Adviser High-Yield Fund




                         MONEY MARKET
                          Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes four portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Floating Rate High Income Fund and Janus Adviser Money Market Fund currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Floating Rate High Income Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares), and Janus Adviser Money Market Fund currently offers three classes of shares (Class A Shares, Class C Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Bond Funds
          Janus Adviser Flexible Bond Fund......................    2
          Janus Adviser Floating Rate High Income Fund..........    6
          Janus Adviser High-Yield Fund.........................    9
       Money Market Fund
          Janus Adviser Money Market Fund.......................   13
    FEES AND EXPENSES...........................................   16
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Bond Funds...............................................   19
          Frequently asked questions about principal investment
          strategies............................................   19
          Risks.................................................   22
          Frequently asked questions about certain risks........   22
          General portfolio policies............................   27
       Money Market Fund........................................   31
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   34
       Management expenses......................................   36
       Investment personnel.....................................   38
    OTHER INFORMATION...........................................   41
    DISTRIBUTIONS AND TAXES.....................................   45
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   49
       Distribution and service fees............................   51
       Purchases................................................   52
       Exchanges................................................   53
       Redemptions..............................................   53
       Redemption fee...........................................   54
       Excessive trading........................................   55
       Shareholder communications...............................   59
    FINANCIAL HIGHLIGHTS........................................   61
    GLOSSARY OF INVESTMENT TERMS................................   66
    EXPLANATION OF RATING CATEGORIES............................   73


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE BOND FUND

   Flexible Bond Fund (the "Fund") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.





   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's


                                                          Risk/return summary  3
   performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

   FLEXIBLE BOND FUND - CLASS S


    Annual returns for periods ended 12/31
                         10.77%  8.58%  0.90%  6.10%  7.20%  9.70%  6.01%  3.68%  1.44%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                          Average annual total return for periods ended 12/31/06
                                                          ------------------------------------------------------
                                                                                               Since Inception
                                                                                             of Predecessor Fund
                                                               1 year   5 years   10 years        (9/13/93)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale
                    of Fund Shares(1)
                Lehman Brothers Aggregate Bond Index(2)
                  (reflects no deduction for expenses, fees,
                    or taxes)
                                                               ----------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

 4 Janus Adviser Series

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to December 31, 2006; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  5

JANUS ADVISER FLOATING RATE HIGH INCOME FUND


   Floating Rate High Income Fund (the "Fund") is designed for long-term investors who primarily seek current income from an investment which may have lower correlation to fixed-income markets than a traditional fixed-income fund.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLOATING RATE HIGH INCOME FUND seeks to obtain high current income.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate loans and other floating or adjustable rate securities, including other senior loan investment companies and derivatives with exposure to senior loans.


   While the Fund generally seeks to invest in senior floating rate loans, the Fund may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-yield/high-risk bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates. The Fund's investments in floating rate securities are generally rated below investment grade or are unrated and have characteristics considered below investment grade.

   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In particular, the portfolio manager performs research on the credit quality of borrowers, focusing

 6 Janus Adviser Series
   on a borrower's ability to repay its obligations and the strength of its balance sheet. If the portfolio manager is unable to find attractive investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.




   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities (which may include investments in emerging markets), fixed-income securities, and derivatives.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than high-yield bond funds and funds that invest most of their assets in common stocks, the Fund's returns will vary, and you could lose money.

   A fundamental risk of the Fund's investments in debt securities, including floating rate loans, is credit risk, which is the risk that the borrower may default on obligations to pay principal or interest when due. Non-payment by a borrower may affect the value of the security and may decrease the Fund's return. Because the value of a floating rate loan will be based in part on the credit quality of a borrower, the value of one or more securities held by the Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

   Debt securities are subject to interest rate risk. Interest rate increases can cause the price of a debt security to decrease. Floating rate debt securities such as floating rate loans are less exposed to this risk and price volatility than comparable fixed-rate debt securities. The interest rates, however, of most floating rate loans adjust only periodically, and may not correlate with prevailing interest rates. Interim changes in prevailing interest rates may affect the value of the floating rate security and the Fund's returns.

   The Fund may invest without limit in floating rate loans and other debt securities that are rated below investment grade or are unrated securities with characteristics considered below investment grade. These investments may be considered speculative and have greater risks than investment grade securities, including the possible loss of income and principal. Risks arising from the Fund's investments in floating rate loans that are below investment grade may be similar to those of investment in "junk bonds." The Fund's investments in lower rated securities may be more sensitive to economic changes, political changes, or adverse developments specific to the borrower than higher quality investments.

   The collateral securing a senior floating rate loan can decline and/or be insufficient to meet the obligations of a borrower. As a result, a senior floating rate loan may not be fully collateralized and the investment may decline in value. In addition, in the case of default by a borrower, the collateral may be set

                                                          Risk/return summary  7
   aside by a court in a bankruptcy or similar proceeding. Borrowers may repay principal prior to the maturity of a loan, limiting the Fund's potential for returns.

   Floating rate loans generally are subject to restrictions on resale. Certain of the Fund's investments in floating rate loans may be deemed illiquid and the Fund may have limited ability to trade in secondary trading markets. Such factors may have an adverse impact on the market price of such securities and may affect the Fund's returns, resulting in a loss.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Credit Suisse First Boston (CSFB) Leveraged Loan Index. The CSFB Leveraged Loan Index is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.


 8 Janus Adviser Series

JANUS ADVISER HIGH-YIELD FUND

   High-Yield Fund (the "Fund") is designed for long-term investors who primarily seek current income.

INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------
   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.


   The Fund's Trustees may change these objectives or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objectives.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities.




   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign debt and equity securities, which may include investments in emerging markets.


                                                          Risk/return summary  9

MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

 10 Janus Adviser Series

   Class S Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class S Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   HIGH-YIELD FUND - CLASS S



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class S Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Lehman Brothers High-Yield Bond Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


(2) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


                                                         Risk/return summary  11

   After-tax returns are calculated using distributions for the Fund's Class S Shares (formerly named Class I Shares). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.




 12 Janus Adviser Series

JANUS ADVISER MONEY MARKET FUND

   Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

                                                         Risk/return summary  13
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Money Market Fund by showing how the Fund's performance has varied over time.

   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen Series. The performance shown reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Shares' returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 14 Janus Adviser Series

   MONEY MARKET FUND - CLASS S


    Annual returns for periods ended 12/31
                          4.02%  4.85%  4.45%  5.75%  3.33%  1.09%  0.44%  0.69%  2.61%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:        Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                             Average annual total return for periods ended 12/31/06
                                             ------------------------------------------------------
                                                                                 Since Inception
                                                                               of Predecessor Fund
                                           1 year     5 years     10 years           (5/1/97)
    Class S Shares
      Return Before Taxes
                                           -----------------------------------------------






   The seven-day yield for the Fund's Class S Shares on December 31, 2006 was
        %.




                                                         Risk/return summary  15

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Funds. Expense information shown for Floating Rate High Income Fund reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class S Shares do not include sales charges when you buy or sell the Funds' Class S Shares. However, if you sell Class S Shares of Floating Rate High Income Fund or High-Yield Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 16 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares of Floating Rate High Income Fund
  or High-Yield Fund held for three months or less (as a %
  of amount redeemed). Effective for Shares purchased on or
  after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
  BOND
   Flexible Bond Fund -
     Class S                             0.50%         0.25%
   Floating Rate High Income Fund -
     Class S                             0.65%         0.25%            (9)                      (10)                    (10)
   High-Yield Fund -
     Class S                             0.65%         0.25%
  MONEY MARKET
   Money Market Fund(11) -
     Class S                             0.25%         0.25%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class S Shares from Floating Rate High Income Fund or High-Yield Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.

  (4) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


                                                         Risk/return summary  17

  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses, with the exception of Money Market Fund, (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


  (9) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (10) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.


 (11) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.


 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  BOND
    Flexible Bond Fund - Class S
    Floating Rate High Income Fund - Class S                               N/A       N/A
    High-Yield Fund - Class S
  MONEY MARKET
    Money Market Fund - Class S


 18 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


BOND FUNDS


   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

2. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

3. WHAT ARE FLOATING RATE LOANS?

   Floating rate loans are debt securities that have floating interest rates tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is

                                   Principal investment strategies and risks  19
   generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets (the CD Rate). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement.

   Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The Fund may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss.

4. HOW DOES FLOATING RATE HIGH INCOME FUND INVEST IN FLOATING RATE LOANS?

   Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, the agent administers the loan agreement and is responsible for the collection of all interest, principal, and fee payments from the borrower. The Fund generally invests in floating rate loans through the agent, by assignment from another holder of the loan or as a participation interest in another holder's portion of the loan. The Fund generally expects to invest in floating rate loans through assignments.

   When the Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited than, those held by an assigning lender. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral.

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   If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. As such, the Fund may be subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. Additionally, the Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund.

5. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.


6. HOW DO THE FUNDS MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolios to reflect their analysis of interest rate trends and other factors. The Funds' average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Funds may also use futures, options, and other derivatives to manage interest rate risk.

7. WHAT IS MEANT BY "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

8. WHAT IS MEANT BY "DURATION"?


   A bond's duration indicates the time it will take investors to recoup their investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to


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   the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.

RISKS


   Because the Funds invest substantially all of their assets in fixed-income securities or income-generating securities, they are subject to risks such as credit or default risks, and interest rate increases. The Funds' performance may also be affected by risks of certain types of investments, such as foreign securities and derivative instruments.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than

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   investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Because High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

2. WHAT ADDITIONAL RISKS ARE ASSOCIATED WITH FLOATING RATE LOANS?


   There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause a Fund, particularly Floating Rate High Income Fund, to lose income or principal on a particular investment, which in turn could affect the Fund's returns, and you could lose money.


   For a Fund's secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

   A Fund may not always be able to identify and invest in attractive senior floating rate loans, as the market for such investments may be limited in certain economic conditions or because of a high number of potential purchasers of assignments and participations. In such cases, the Fund may invest in other floating rate debt securities or other investments which may not be as attractive. For example, the Fund may invest in junior or subordinated loans or unsecured loans. Such loans may not provide desired returns or may increase the potential for loss of income or principal.

                                   Principal investment strategies and risks  23

   Certain of the senior loans in which the Funds may invest include revolving or delayed draw loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Funds invest in revolving loans, each Fund intends to maintain high-quality liquid assets in an amount at least equal to its obligations under the revolving loan. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in senior floating rate loans.

   Borrowers may pay back principal in whole or part prior to scheduled due dates. This may result in a Fund realizing less income on a particular investment and replacing the floating rate loan with a less attractive security, which may provide less return to the Fund.

   Although a Fund does not invest 25% or more of its assets in securities or obligations of borrowers in a single industry, floating rate loan transactions may involve agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies and other financial institutions. While a Fund considers the borrower as the issuer of a floating rate loan in most circumstances, the Fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, and capital raising activities and fluctuations in the financial markets.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH TRADING FLOATING RATE LOANS?

   The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between


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


   U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


5. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

                                   Principal investment strategies and risks  25

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

7. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


8. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

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


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


9. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?


   Because Floating Rate High Income Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.


10. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's


                                   Principal investment strategies and risks  27
   investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Fund and High-Yield Fund invest, these Funds may have relatively high portfolio turnover compared to other funds.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


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   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:


   - equity securities

   - other debt securities


   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls



   - zero coupon, pay-in-kind, and step coupon securities (without limit for Flexible Bond Fund and High-Yield Fund)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of a
     Fund), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Flexible Bond Fund and High-Yield Fund, no more than 20% of each Fund's total assets)


   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


                                   Principal investment strategies and risks  29

   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



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MONEY MARKET FUND


   This section takes a closer look at Money Market Fund's principal investment strategies, as well as certain risks of investing in the Fund.


   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   Money Market Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS

   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

                                   Principal investment strategies and risks  31

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that Money Market Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives Money Market Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give Money Market Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Fund's investments may be dependent in part on the credit quality of the banks supporting Money Market Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the

 32 Janus Adviser Series
   foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   Money Market Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Money Market Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  33

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 34 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  35

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The rate shown below is a fixed rate based on each Fund's average net assets.



                                                           Contractual           Actual Investment
                                   Average Daily           Investment             Advisory Fee (%)
                                     Net Assets        Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                             of Fund             (annual rate)            July 31, 2007)
-------------------------------------------------------------------------------------------------------
   BOND
      Flexible Bond Fund        First $300 Million            0.50
                                                              0.40
                                Over $300 Million
      Floating Rate High        First $300 Million            0.65
        Income Fund             Over $300 Million             0.55
      High-Yield Fund           First $300 Million            0.65
                                                              0.55
                                Over $300 Million
   MONEY MARKET
      Money Market Fund(4)       All Asset Levels             0.25
-------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses, with the exception of Money Market Fund, (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.

(3) Janus Capital has agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.36%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.


   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your


 36 Janus Adviser Series
   plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

                                                     Management of the Funds  37

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JASON GROOM
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Floating Rate High Income Fund, which he has managed since its inception. Mr. Groom is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital as a fixed-income analyst in December 2004. Previously, he worked as a credit analyst for ING Investments in Scottsdale, Arizona from July 1998 to December 2004. He holds a Bachelor's degree in economics from the University of Arizona and an M.B.A. from Thunderbird, The Garvin School of International Management.



CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


 38 Janus Adviser Series

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. He is also Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsibility for the day-to-day management of Janus Adviser Flexible Bond Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Money Market Fund, which he has managed or co-managed since January 2001. He is also Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Janus Adviser Money Market Fund, with no limitation on authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.



DARRELL WATTERS

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. In addition, he is a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for certain of the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  39

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER HIGH-YIELD FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS HIGH-YIELD COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are managed by Gibson Smith and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus High-Yield Composite consisted of [ ] advisory accounts, [all of which are mutual fund portfolios.] As of this date, the total assets of the Janus High-Yield Composite were approximately
   $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                         Average annual total return for periods ended 09/30/07
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)
    Lehman Brothers High-Yield Bond Index(3)
                                                        -----------------------------------


   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.
   (2) Gibson Smith has managed the Composite since December 5, 2003.

   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


 40 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Floating Rate High Income Fund and Money Market Fund, currently offer five classes of shares. Floating Rate High Income Fund currently offers four classes of shares and Janus Adviser Money Market Fund currently offers three classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.



   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class R Shares, please call 1-800-525-0020.


   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the

                                                           Other information  41
   retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al.,


 42 Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to


                                                           Other information  43
   certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 44 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


FUNDS OTHER THAN MONEY MARKET FUND

   DISTRIBUTION SCHEDULE


   Income dividends for the Funds are normally declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared and distributed at the end of the preceding month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if

                                                     Distributions and taxes  45
   you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


MONEY MARKET FUND

   For Money Market Fund, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   For your convenience, Fund distributions of net investment income are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

 46 Janus Adviser Series

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain

                                                     Distributions and taxes  47
   tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 48 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Funds other than Money Market Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less (such as Money Market Fund's portfolio securities) are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of Money Market Fund's portfolio to deviate more than 1/2 of 1% from the value

                                                         Shareholder's guide  49
   determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

   If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments;
   (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

 50 Janus Adviser Series

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust depart-

                                                         Shareholder's guide  51
   ments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

 52 Janus Adviser Series

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from FLOATING RATE HIGH INCOME FUND OR HIGH-YIELD FUND held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business

                                                         Shareholder's guide  53
   day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from FLOATING RATE HIGH INCOME FUND OR HIGH-YIELD FUND held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


 54 Janus Adviser Series

   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or

                                                         Shareholder's guide  55
   revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made

 56 Janus Adviser Series
   difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

                                                         Shareholder's guide  57

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.


 58 Janus Adviser Series

   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

                                                         Shareholder's guide  59

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 60 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  61

FLEXIBLE BOND FUND - CLASS S
------------------------------------------------------------------------------------------------------
                                                            Years ended July 31
                                      2007          2006          2005           2004           2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                            $12.12        $12.34         $12.45         $11.97
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.48          0.44           0.53           0.47
 Net gain/(loss) on securities
  (both realized and unrealized)                    (0.38)            --           0.02           0.47
 Total from investment operations                     0.10          0.44           0.55           0.94
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
  income                                            (0.49)        (0.50)         (0.48)         (0.46)
 Distributions from net realized
  gains                                             (0.10)        (0.16)         (0.18)             --
 Payment from affiliate                                 --(1)         --(1)          --             --
 Total distributions and other                      (0.59)        (0.66)         (0.66)         (0.46)
 NET ASSET VALUE, END OF PERIOD                     $11.63        $12.12         $12.34         $12.45
 Total return                                        0.86%(2)      3.88%(3)       4.43%          7.94%
 Net assets, end of period (in
  thousands)                                       $41,166       $52,701        $70,306       $101,137
 Average net assets for the period
  (in thousands)                                   $45,954       $60,793        $86,194        $79,345
 Ratio of gross expenses to average
  net assets(4)(5)                                   1.05%         1.05%          1.19%          1.21%
 Ratio of net expenses to average
  net assets(6)                                      1.05%         1.05%          1.19%          1.20%
 Ratio of net investment
  income/(loss) to average net
  assets                                             3.94%         3.71%          3.80%          3.68%
 Portfolio turnover rate(7)                           140%          186%           160%           168%
------------------------------------------------------------------------------------------------------


(1) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.48% in 2006, 1.24% in 2005, 1.30% in 2004, 1.33% in 2003,
    and 1.41% in 2002 before waiver of certain fees incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.
(7) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142% in 2006 and 195% in 2005.

 62 Janus Adviser Series

FLOATING RATE HIGH INCOME FUND - CLASS S
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                   2007
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets
 Ratio of net expenses to average net assets
 Ratio of net investment income/(loss) to
   average net assets
 Portfolio turnover rate
------------------------------------------------------------


                                                        Financial highlights  63

HIGH-YIELD FUND - CLASS S
-------------------------------------------------------------
                                       Years ended July 31
                                       2007           2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                             $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                           0.59
 Net gain/(loss) on securities
   (both realized and unrealized)                     (0.27)
 Total from investment operations                       0.32
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                             (0.59)
 Distributions from net realized
   gains                                                  --
 Total distributions                                  (0.59)
 NET ASSET VALUE, END OF PERIOD                        $9.73
 Total return                                          3.34%
 Net assets, end of period (in
   thousands)                                           $646
 Average net assets for the period
   (in thousands)                                       $641
 Ratio of gross expenses to average
   net assets(1)(2)                                    1.52%
 Ratio of net expenses to average
   net assets(3)                                       1.49%
 Ratio of net investment
   income/(loss) to average net
   assets                                              6.07%
 Portfolio turnover rate                                162%
-------------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 11.58% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 64 Janus Adviser Series

MONEY MARKET FUND - CLASS S
----------------------------------------------------------------------------------------------------
                                                           Years ended July 31
                                      2007          2006          2005          2004          2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                             $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.04          0.02            --(1)       0.01
 Net gain/(loss) on securities
  (both realized and unrealized)                        --            --            --            --
 Total from investment operations                     0.04          0.02            --          0.01
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income                                            (0.04)        (0.02)            --(1)     (0.01)
 Distributions from net realized
  gains                                                 --            --            --            --
 Total distributions                                (0.04)        (0.02)            --        (0.01)
 NET ASSET VALUE, END OF PERIOD                      $1.00         $1.00         $1.00         $1.00
 Total return                                        3.79%         1.70%         0.37%         0.68%
 Net assets, end of period (in
  thousands)                                        $9,878       $10,082       $16,523       $20,384
 Average net assets for the period
  (in thousands)                                    $9,044       $13,962       $17,671       $23,394
 Ratio of gross expenses to average
  net assets(2)(3)                                   0.87%         0.86%         0.86%         0.86%
 Ratio of net expenses to average
  net assets(4)                                      0.86%         0.86%         0.86%         0.86%
 Ratio of net investment
  income/(loss) to average net
  assets                                             3.72%         1.64%         0.37%         0.68%
----------------------------------------------------------------------------------------------------


(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 2.44% in 2006, 1.79% in 2005, 1.53% in 2004, 1.35% in 2003,
    and 0.97% in 2002 before waiver of certain fees and expense offsets incurred by the Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  65

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 66 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  67

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 68 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  69

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 70 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  71

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 72 Janus Adviser Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

                                            Explanation of rating categories  73

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

 74 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

                                            Explanation of rating categories  75

SECURITIES HOLDINGS BY RATING CATEGORY


   During the fiscal period ended July 31, 2007, the percentage of securities holdings for the following Fund by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



    FLEXIBLE BOND FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



    FLOATING RATE HIGH INCOME FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------


 76 Janus Adviser Series

    HIGH-YIELD FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



   No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended July 31, 2007. [TO BE UPDATED BY AMENDMENT]


                                            Explanation of rating categories  77

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

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

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 80

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                                                                              81

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 82

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                         BOND
                          Janus Adviser Flexible Bond Fund
                          Janus Adviser Floating Rate High Income Fund
                          Janus Adviser High-Yield Fund




                              JANUS ADVISER SERIES
                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes three portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus, with the exception of Janus Adviser Floating Rate High Income Fund, currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Janus Adviser Floating Rate High Income Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Flexible Bond Fund.........................    2
       Janus Adviser Floating Rate High Income Fund.............    7
       Janus Adviser High-Yield Fund............................   10
    FEES AND EXPENSES...........................................   15
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   18
       Risks....................................................   21
       Frequently asked questions about certain risks...........   21
       General portfolio policies...............................   26
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   30
       Management expenses......................................   32
       Investment personnel.....................................   33
    OTHER INFORMATION...........................................   36
    DISTRIBUTIONS AND TAXES.....................................   41
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   44
       Networking fees..........................................   46
       Purchases................................................   46
       Exchanges................................................   47
       Redemptions..............................................   48
       Redemption fee...........................................   49
       Excessive trading........................................   50
       Shareholder communications...............................   54
    FINANCIAL HIGHLIGHTS........................................   56
    GLOSSARY OF INVESTMENT TERMS................................   60
    EXPLANATION OF RATING CATEGORIES............................   67


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE BOND FUND

   Flexible Bond Fund (the "Fund") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.





   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2  Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to November 28, 2005, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen

                                                          Risk/return summary  3

   Series. The performance shown for periods through November 28, 2005 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during these earlier periods, the performance shown might have been different. The performance shown for periods following November 29, 2005 reflects the fees and expenses of Class I Shares.



   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 4  Janus Adviser Series

   FLEXIBLE BOND FUND - CLASS I



    Annual returns for periods ended 12/31
                         10.77%  8.58%  0.90%  6.10%  7.20%  9.70%  6.01%  3.68%  1.20%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                            1 year    5 years   10 years        (9/13/93)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Lehman Brothers Aggregate Bond Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

                                                          Risk/return summary  5

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to November 28, 2005; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 6  Janus Adviser Series

JANUS ADVISER FLOATING RATE HIGH INCOME FUND

   Floating Rate High Income Fund (the "Fund") is designed for long-term investors who primarily seek current income from an investment which may have lower correlation to fixed-income markets than a traditional fixed-income fund.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLOATING RATE HIGH INCOME FUND seeks to obtain high current income.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating or adjustable rate loans and other floating or adjustable rate securities, including other senior loan investment companies and derivatives with exposure to senior loans.


   While the Fund generally seeks to invest in senior floating rate loans, the Fund may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-yield/high-risk bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates. The Fund's investments in floating rate securities are generally rated below investment grade or are unrated and have characteristics considered below investment grade.

   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. In particular, the portfolio manager performs research on the credit quality of borrowers, focusing

                                                          Risk/return summary  7
   on a borrower's ability to repay its obligations and the strength of its balance sheet. If the portfolio manager is unable to find attractive investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.




   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities (which may include investments in emerging markets), fixed-income securities, and derivatives.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than high-yield bond funds and funds that invest most of their assets in common stocks, the Fund's returns will vary, and you could lose money.

   A fundamental risk of the Fund's investments in debt securities, including floating rate loans, is credit risk, which is the risk that the borrower may default on obligations to pay principal or interest when due. Non-payment by a borrower may affect the value of the security and may decrease the Fund's return. Because the value of a floating rate loan will be based in part on the credit quality of a borrower, the value of one or more securities held by the Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

   Debt securities are subject to interest rate risk. Interest rate increases can cause the price of a debt security to decrease. Floating rate debt securities such as floating rate loans are less exposed to this risk and price volatility than comparable fixed-rate debt securities. The interest rates, however, of most floating rate loans adjust only periodically, and may not correlate with prevailing interest rates. Interim changes in prevailing interest rates may affect the value of the floating rate security and the Fund's returns.

   The Fund may invest without limit in floating rate loans and other debt securities that are rated below investment grade or are unrated securities with characteristics considered below investment grade. These investments may be considered speculative and have greater risks than investment grade securities, including the possible loss of income and principal. Risks arising from the Fund's investments in floating rate loans that are below investment grade may be similar to those of investment in "junk bonds." The Fund's investments in lower rated securities may be more sensitive to economic changes, political changes, or adverse developments specific to the borrower than higher quality investments.

   The collateral securing a senior floating rate loan can decline and/or be insufficient to meet the obligations of a borrower. As a result, a senior floating rate loan may not be fully collateralized and the investment may decline in value. In addition, in the case of default by a borrower, the collateral may be set

 8 Janus Adviser Series
   aside by a court in a bankruptcy or similar proceeding. Borrowers may repay principal prior to the maturity of a loan, limiting the Fund's potential for returns.

   Floating rate loans generally are subject to restrictions on resale. Certain of the Fund's investments in floating rate loans may be deemed illiquid and the Fund may have limited ability to trade in secondary trading markets. Such factors may have an adverse impact on the market price of such securities and may affect the Fund's returns, resulting in a loss.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund's first annual and/or semiannual report. The performance of the Fund will be compared to the Credit Suisse First Boston (CSFB) Leveraged Loan Index. The CSFB Leveraged Loan Index is a market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.


                                                          Risk/return summary  9

JANUS ADVISER HIGH-YIELD FUND

   High-Yield Fund (the "Fund") is designed for long-term investors who primarily seek current income.

INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------
   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.


   The Fund's Trustees may change these objectives or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objectives.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities.




   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign debt and equity securities, which may include investments in emerging markets.


 10 Janus Adviser Series

MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   Class I Shares of the Fund commenced operations on November 28, 2005. The performance shown on the following page for Class I Shares reflects the performance of the Fund's Class I Shares from November 29, 2005 to


                                                         Risk/return summary  11

   December 31, 2006; and the performance of the Fund's Class S Shares from August 1, 2005 to November 28, 2005, as explained below.



   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2005. The performance shown for the period August 1, 2005 to November 28, 2008 reflects the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during this earlier period, the performance shown might have been different. The performance shown for the periods following November 28, 2005 reflects the fees and expenses of Class I Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

 12 Janus Adviser Series

   HIGH-YIELD FUND - CLASS I



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class I Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Lehman Brothers High-Yield Bond Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


                                                         Risk/return summary  13

   After-tax returns are calculated using distributions for the Fund's Class I Shares for the period November 29, 2005 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2005 to November 28, 2005. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



 14 Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Funds. Expense information shown for Floating Rate High Income Fund reflects estimated annualized expenses that Class I Shares expect to incur during the Fund's current fiscal year. The fees and expenses shown for the other Funds were determined based on net assets as of the fiscal year ended July 31, 2007. The expense information shown includes networking and/or omnibus account expenses. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class I Shares do not include sales charges when you buy or sell the Funds' Class I Shares. However, if you sell Class I Shares of Floating Rate High Income Fund or High-Yield Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                         Risk/return summary  15

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class I
Sales Charges...............................................  None
Redemption fee on Shares of Floating Rate High Income Fund
  or High-Yield Fund held for three months or less (as a %
  of amount redeemed). Effective for Shares purchased on or
  after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)


--------------------------------------------------------------------------------


                                   ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                              Acquired   Total Annual               Net Annual
                                                                              Fund(6)        Fund                      Fund
                                               Management      Other          Fees and    Operating     Expense     Operating
                                                 Fee(4)     Expenses(5)       Expenses   Expenses(7)    Waivers    Expenses(7)
  Flexible Bond Fund -
   Class I                                       0.50%
  Floating Rate High
   Income Fund -
   Class I                                       0.65%
  High-Yield Fund -
   Class I                                       0.65%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

  (3) An exchange of Class I Shares from Floating Rate High Income Fund or High-Yield Fund held for three months or less may be subject to the Funds' 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.

  (4) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
  (5) Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares.

  (6) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (7) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.


 16 Janus Adviser Series

  (8) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its current fiscal year. In addition, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


  (9) For a period of three years subsequent to the Fund's effective date, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
  Flexible Bond Fund - Class I
  Floating Rate High Income Fund - Class I                                 N/A       N/A
  High-Yield Fund - Class I


                                                         Risk/return summary  17

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

2. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

3. WHAT ARE FLOATING RATE LOANS?

   Floating rate loans are debt securities that have floating interest rates tied to a benchmark lending rate such as the London Inter-Bank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more

 18 Janus Adviser Series
   major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets (the CD Rate). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement.

   Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The Fund may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss.

4. HOW DOES FLOATING RATE HIGH INCOME FUND INVEST IN FLOATING RATE LOANS?

   Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, the agent administers the loan agreement and is responsible for the collection of all interest, principal, and fee payments from the borrower. The Fund generally invests in floating rate loans through the agent, by assignment from another holder of the loan or as a participation interest in another holder's portion of the loan. The Fund generally expects to invest in floating rate loans through assignments.

   When the Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited than, those held by an assigning lender. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral.

   If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. As such, the Fund may be

                                   Principal investment strategies and risks  19
   subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. Additionally, the Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund.

5. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.


6. HOW DO THE FUNDS MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolios to reflect their analysis of interest rate trends and other factors. The Funds' average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Funds may also use futures, options, and other derivatives to manage interest rate risk.

7. WHAT IS MEANT BY "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

8. WHAT IS MEANT BY "DURATION"?


   A bond's duration indicates the time it will take investors to recoup their investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.


 20 Janus Adviser Series

RISKS


   Because the Funds invest substantially all of their assets in fixed-income securities or income-generating securities, they are subject to risks such as credit or default risks, and interest rate increases. The Funds' performance may also be affected by risks of certain types of investments, such as foreign securities and derivative instruments.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse

                                   Principal investment strategies and risks  21
   developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Because High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

2. WHAT ADDITIONAL RISKS ARE ASSOCIATED WITH FLOATING RATE LOANS?


   There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause a Fund, particularly Floating Rate High Income Fund, to lose income or principal on a particular investment, which in turn could affect the Fund's returns, and you could lose money.


   For a Fund's secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

   A Fund may not always be able to identify and invest in attractive senior floating rate loans, as the market for such investments may be limited in certain economic conditions or because of a high number of potential purchasers of assignments and participations. In such cases, the Fund may invest in other floating rate debt securities or other investments which may not be as attractive. For example, the Fund may invest in junior or subordinated loans or unsecured loans. Such loans may not provide desired returns or may increase the potential for loss of income or principal.

   Certain of the senior loans in which the Funds may invest include revolving or delayed draw loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual

 22 Janus Adviser Series
   obligations. In cases where the Funds invest in revolving loans, each Fund intends to maintain high-quality liquid assets in an amount at least equal to its obligations under the revolving loan. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in senior floating rate loans.

   Borrowers may pay back principal in whole or part prior to scheduled due dates. This may result in a Fund realizing less income on a particular investment and replacing the floating rate loan with a less attractive security, which may provide less return to the Fund.

   Although a Fund does not invest 25% or more of its assets in securities or obligations of borrowers in a single industry, floating rate loan transactions may involve agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies and other financial institutions. While a Fund considers the borrower as the issuer of a floating rate loan in most circumstances, the Fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, and capital raising activities and fluctuations in the financial markets.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH TRADING FLOATING RATE LOANS?

   The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


                                   Principal investment strategies and risks  23

5. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


6. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there

 24 Janus Adviser Series
     may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

7. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


8. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


                                   Principal investment strategies and risks  25

9. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?


   Because Floating Rate High Income Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. A Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.


10. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


 26 Janus Adviser Series

   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Fund and High-Yield Fund invest, these Funds may have relatively high portfolio turnover compared to other funds.


   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other


                                   Principal investment strategies and risks  27
   investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:

   - equity securities

   - other debt securities


   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls



   - zero coupon, pay-in-kind, and step coupon securities (without limit for Flexible Bond Fund and High-Yield Fund)


   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of a
     Fund), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis


   - bank loans, which may be acquired through loan participations and assignments (for Flexible Bond Fund and High-Yield Fund, no more than 20% of each Fund's total assets)


   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in


 28 Janus Adviser Series
   the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  29

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 30 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  31

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The rate shown below is a fixed rate based on each Fund's average net assets.



                                                           Contractual           Actual Investment
                                   Average Daily           Investment             Advisory Fee (%)
                                     Net Assets        Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                             of Fund             (annual rate)            July 31, 2007)
-------------------------------------------------------------------------------------------------------
   Flexible Bond Fund           First $300 Million            0.50
                                Over $300 Million             0.40
   High-Yield Fund              First $300 Million            0.65
                                Over $300 Million             0.55
   Floating Rate High Income    First $300 Million            0.65
     Fund                       Over $300 Million             0.55
-------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


 32 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

JASON GROOM
--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Floating Rate High Income Fund, which he has managed since its inception. Mr. Groom is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital as a fixed-income analyst in December 2004. Previously, he worked as a credit analyst for ING Investments in Scottsdale, Arizona from July 1998 to December 2004. He holds a Bachelor's degree in economics from the University of Arizona and an M.B.A. from Thunderbird, The Garvin School of International Management.


GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. He is also Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsibility for the day-to-day management of Janus Adviser Flexible Bond Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


                                                     Management of the Funds  33

DARRELL WATTERS

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. In addition, he is a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

 34 Janus Adviser Series

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER HIGH-YIELD FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS HIGH-YIELD COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are managed by Gibson Smith and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus High-Yield Composite consisted of [ ] advisory accounts, [all of which are mutual fund portfolios.] As of this date, the total assets of the Janus High-Yield Composite were approximately
   $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                         Average annual total return for periods ended 09/30/07
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)
    Lehman Brothers High-Yield Bond Index(3)
                                                        -----------------------------------


   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.
   (2) Gibson Smith has managed the Composite since December 5, 2003.

   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


                                                     Management of the Funds  35

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds, with the exception of Floating Rate High Income Fund, currently offer five classes of shares. Floating Rate High Income Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class R Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which

 36 Janus Adviser Series
   one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan

                                                           Other information  37

   (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the


 38 Janus Adviser Series
   parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


                                                           Other information  39

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 40 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Income dividends for the Funds are normally declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared and distributed at the end of the preceding month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your

                                                     Distributions and taxes  41
   shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made


 42 Janus Adviser Series
   available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  43

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from a Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Funds to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of

 44 Janus Adviser Series
   a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary

                                                         Shareholder's guide  45
   or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.


NETWORKING FEES



   NETWORKING AND/OR OMNIBUS POSITIONING FEE


   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Funds that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries.


PURCHASES


   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS


   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries' institutional platforms. For more information about this


 46 Janus Adviser Series
   program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from FLOATING RATE HIGH INCOME FUND OR HIGH-YIELD FUND held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period


                                                         Shareholder's guide  47
     during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Funds may make up to four round trips in a Fund in a 12-month period, although the Funds at all times reserve the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of a Fund (by any means) followed by a purchase back into the same Fund (by any means). The Funds will work with intermediaries to apply the Funds' exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Funds reserve the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

 48 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares FLOATING RATE HIGH INCOME FUND OR HIGH-YIELD FUND held for three months or less may be subject to the Funds' redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Funds rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Funds' asset level and cash flow due to short-term money movements in and out of the Funds.


   Certain intermediaries have agreed to charge the Funds' redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds'. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds'.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational

                                                         Shareholder's guide  49
   capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Funds' redemption fee, the Funds will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and

 50 Janus Adviser Series
   redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Funds); and

   - exchange limitations (for accounts held directly with the Funds) as described under "Exchanges."

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Funds may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in a Fund in a 12-month period. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a

                                                         Shareholder's guide  51
   financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign

 52 Janus Adviser Series
   market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund


                                                         Shareholder's guide  53
     shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports,

 54 Janus Adviser Series
   including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).


 56 Janus Adviser Series

FLEXIBLE BOND FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                           $11.99
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.37
 Net gain/(loss) on securities
   (both realized and unrealized)                   (0.24)
 Total from investment operations                     0.13
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.39)
 Distributions from net realized
   gains                                            (0.10)
 Total distributions                                (0.49)
 NET ASSET VALUE, END OF PERIOD                     $11.63
 Total return(2)                                     1.11%
 Net assets, end of period (in
   thousands)                                          $10
 Average net assets for the period
   (in thousands)                                      $10
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               0.52%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.52%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         4.52%
 Portfolio turnover rate(3)(7)                        140%
-----------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.10% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(6) The expense ratio reflects expenses after any expense offset arrangements.
(7) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142% in 2006.

                                                        Financial highlights  57

FLOATING RATE HIGH INCOME FUND - CLASS I
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
 Portfolio turnover rate(3)
-------------------------------------------------------------


 58 Janus Adviser Series

HIGH-YIELD FUND - CLASS I
-----------------------------------------------------------
                                          Year or Period
                                          ended July 31
                                        2007        2006(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                            $9.72
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                         0.46
 Net gain/(loss) on securities
   (both realized and unrealized)                     0.01
 Total from investment operations                     0.47
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                           (0.46)
 Distributions from net realized
   gains                                                --
 Total distributions                                (0.46)
 NET ASSET VALUE, END OF PERIOD                      $9.73
 Total return(2)                                     4.92%
 Net assets, end of period (in
   thousands)                                          $10
 Average net assets for the period
   (in thousands)                                      $10
 Ratio of gross expenses to average
   net assets(3)(4)(5)                               1.03%
 Ratio of net expenses to average
   net assets(3)(6)                                  0.98%
 Ratio of net investment
   income/(loss) to average net
   assets(3)                                         6.93%
 Portfolio turnover rate(3)                           162%
-----------------------------------------------------------


(1) Period November 28, 2005 (inception of Class I Shares) through July 31,
    2006.
(2) Total return not annualized for periods of less than one year.
(3) Annualized for periods of less than one full year.

(4) The expense ratio reflects expenses prior to any expense offset arrangements.


(5) The ratio was 7.69% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.


(6) The expense ratio reflects expenses after any expense offset arrangements.


                                                        Financial highlights  59

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 60 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  61

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 62 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  63

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 64 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  65

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 66 Janus Adviser Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

                                            Explanation of rating categories  67

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

 68 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

                                            Explanation of rating categories  69

SECURITIES HOLDINGS BY RATING CATEGORY


   During the fiscal period ended July 31, 2007, the percentage of securities holdings for the following Fund by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



    FLEXIBLE BOND FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



    FLOATING RATE HIGH INCOME FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------


 70 Janus Adviser Series

    HIGH-YIELD FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



   No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended July 31, 2007. [TO BE UPDATED BY AMENDMENT]


                                            Explanation of rating categories  71

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 72

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

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 74

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                                                                              75

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 76

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         November 28, 2007


                            BOND
                          Janus Adviser Flexible Bond Fund
                          Janus Adviser High-Yield Fund

                              JANUS ADVISER SERIES
                                 CLASS R SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)


                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Fund.



                        Each Fund in this Prospectus currently offers five classes of shares (Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares). Class R Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Adviser Flexible Bond Fund.........................    2
       Janus Adviser High-Yield Fund............................    6
    FEES AND EXPENSES...........................................   10
    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   13
       Risks....................................................   14
       Frequently asked questions about certain risks...........   15
       General portfolio policies...............................   18
    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   22
       Management expenses......................................   24
       Investment personnel.....................................   25
    OTHER INFORMATION...........................................   27
    DISTRIBUTIONS AND TAXES.....................................   31
    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   34
       Distribution and service fees............................   36
       Purchases................................................   36
       Exchanges................................................   37
       Redemptions..............................................   38
       Redemption fee...........................................   38
       Excessive trading........................................   40
       Shareholder communications...............................   44
    FINANCIAL HIGHLIGHTS........................................   45
    GLOSSARY OF INVESTMENT TERMS................................   48
    EXPLANATION OF RATING CATEGORIES............................   55

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ADVISER FLEXIBLE BOND FUND

   Flexible Bond Fund (the "Fund") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND FUND seeks to obtain maximum total return, consistent with preservation of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Fund will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.





   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio managers are unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

 2 Janus Adviser Series

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.


   Class R Shares of the Fund commenced operations on September 30, 2004. The performance shown on the following page for Class R Shares reflects the performance of the Fund's Class R Shares from September 30, 2004 to December 31, 2006, the performance of the Fund's Class S Shares from August 1, 2000 to September 30, 2004, and the historical performance of other classes of shares and the predecessor fund for periods prior to August 1, 2000, as explained below.


   Class S Shares (formerly named Class I Shares) of the Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into the Janus Adviser Series Fund. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of the initial class of shares of Janus Aspen

                                                          Risk/return summary  3

   Series. The performance shown reflects the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   FLEXIBLE BOND FUND - CLASS R



    Annual returns for periods ended 12/31
                         10.77%  8.24%  0.55%  5.90%  6.79%  9.40%  5.60%  3.31%  1.19%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:              Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                                        Average annual total return for periods ended 12/31/06
                                                        ------------------------------------------------------
                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                            1 year    5 years   10 years        (9/13/93)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and
                    Sale of Fund Shares(1)
                Lehman Brothers Aggregate Bond Index(2)
                  (reflects no deduction for expenses,
                    fees, or taxes)
                                                            -------------------------------------------


   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
   (2) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index,

 4 Janus Adviser Series
       including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.


   After-tax returns are calculated using distributions for the Fund's Class R Shares for the period September 30, 2004 to December 31, 2006; and for the Fund's Class S Shares (formerly named Class I Shares) for the period August 1, 2000 to September 30, 2004; and actual distributions for other classes of shares of the predecessor fund for periods prior to August 1, 2000. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.


   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.



                                                          Risk/return summary  5

JANUS ADVISER HIGH-YIELD FUND

   High-Yield Fund (the "Fund") is designed for long-term investors who primarily seek current income.

INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------
   HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.


   The Fund's Trustees may change these objectives or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objectives or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objectives.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio manager believes offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities.




   In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


   Within the parameters of its specific investment policies, the Fund may invest in foreign debt and equity securities, which may include investments in emerging markets.


 6 Janus Adviser Series

MAIN INVESTMENT RISKS

   Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

   The Fund invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Fund is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   The Fund may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION



   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

                                                          Risk/return summary  7

   Class R Shares of the Fund commenced operations on August 1, 2005. The performance shown reflects the fees and expenses of Class R Shares.



   The bar chart depicts the Fund's performance during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.


   HIGH-YIELD FUND - CLASS R



      Annual returns for periods ended 12/31
                                                                          2006

      Best Quarter:                  Worst Quarter:



   The Fund's year-to-date return as of the calendar quarter ended September 30,
   2007 was     %.



                                               Average annual total return for periods ended 12/31/06
                                               ------------------------------------------------------
                                                                                      Since Inception
                                                                             1 year      (8/1/05)
                Class R Shares
                  Return Before Taxes
                  Return After Taxes on Distributions
                  Return After Taxes on Distributions and Sale of Fund
                    Shares(1)
                Lehman Brothers High-Yield Bond Index(2)
                  (reflects no deduction for expenses, fees, or taxes)
                                                                             ---------------------



   (1) If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.


   (2) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


 8 Janus Adviser Series

After-tax returns are calculated using distributions for the Fund's Class R Shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


                                                          Risk/return summary  9

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class R Shares of the Funds. The fees and expenses shown were determined based on net assets as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."



   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Class R Shares do not include sales charges when you buy or sell the Funds' Class R Shares. However, if you sell Class R Shares of High-Yield Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 10 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                       Class R
Sales Charges............................................... .......................   None
Redemption fee on Shares of High-Yield Fund held for three months or less (as a % of amount redeemed). Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. .........................................................  2.00%(2)(3)
Exchange fee........................................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                 Acquired   Total Annual             Net Annual
                                                    Distribution                 Fund(7)        Fund                    Fund
                                       Management     (12b-1)         Other      Fees and    Operating     Expense    Operating
                                         Fee(4)       Fees(5)      Expenses(6)   Expenses   Expenses(8)    Waivers   Expenses(8)
   Flexible Bond Fund -
     Class R                             0.50%         0.25%
   High-Yield Fund -
     Class R                             0.65%         0.25%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.




  (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.


  (3) An exchange of Class R Shares from High-Yield Fund held for three months or less may be subject to the Fund's 2.00% redemption fee. Effective for Class R Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


  (4) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.


  (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


  (6) Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels.


  (7) "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. Total Annual Fund Operating Expenses shown may not correlate to each Fund's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Fund and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.


  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least December 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.




                                                         Risk/return summary  11

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                     1 Year    3 Years   5 Years   10 Years
                                                     ---------------------------------------
    Flexible Bond Fund - Class R
    High-Yield Fund - Class R

 12 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Funds' principal investment strategies.

1. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

2. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

3. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less


                                   Principal investment strategies and risks  13
   directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern.


4. HOW DO THE FUNDS MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolios to reflect their analysis of interest rate trends and other factors. The Funds' average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Funds may also use futures, options, and other derivatives to manage interest rate risk.

5. WHAT IS MEANT BY "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in a Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

6. WHAT IS MEANT BY "DURATION"?


   A bond's duration indicates the time it will take investors to recoup their investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund's duration is usually shorter than its average maturity.


RISKS


   Because the Funds invest substantially all of their assets in fixed-income securities or income-generating securities, they are subject to risks such as credit or default risks, and interest rate increases. The Funds' performance may also be affected by risks of certain types of investments, such as foreign securities and derivative instruments.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser


 14 Janus Adviser Series
   to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that a Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to that Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Funds' Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Funds.

1. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

                                   Principal investment strategies and risks  15

   Because High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


3. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.


4. HOW COULD THE FUNDS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

 16 Janus Adviser Series

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. HOW DO THE FUNDS TRY TO REDUCE RISK?


   The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments.


6. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, certain Funds may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, a Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, a Fund may not always be able to close out a short position at a particular time or at an acceptable price. A Fund's


                                   Principal investment strategies and risks  17
   losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, a Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund's investments, if any, in multiple companies in a particular industry increase that Fund's exposure to industry risk.

GENERAL PORTFOLIO POLICIES


   Unless otherwise stated, the following general policies apply to each Fund. Except for the Funds' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.


   CASH POSITION

   The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each


 18 Janus Adviser Series
   other, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.


   SECURITIES LENDING

   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.


   PORTFOLIO TURNOVER

   In general, the Funds intend to purchase securities for long-term investment, although, to a limited extent, each Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style of the portfolio managers. Changes are made in a Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


   Due to the nature of the securities in which they invest, the Funds may have relatively high portfolio turnover compared to other funds.



   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The "Financial Highlights" section of this Prospectus shows historical turnover rates.


                                   Principal investment strategies and risks  19

   OTHER TYPES OF INVESTMENTS

   Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds' assets or reducing risk; however, they may not achieve the Funds' investment objectives. These securities and strategies may include:


   - equity securities




   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls


   - zero coupon, pay-in-kind, and step coupon securities

   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of a
     Fund), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (no more than 20% of a Fund's total assets)

   ILLIQUID INVESTMENTS

   Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, each Fund may invest in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in


 20 Janus Adviser Series
   the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund's portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Fund's performance could suffer from its investments in "special situations."



                                   Principal investment strategies and risks  21

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Funds, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 22 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Funds. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                     Management of the Funds  23

MANAGEMENT EXPENSES

   Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Fund's advisory agreement details the investment advisory fee and other expenses that the Funds must pay.


   Each Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Fund, as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The rate shown below is a fixed rate based on each Fund's average net assets.



                                                           Contractual           Actual Investment
                                   Average Daily           Investment             Advisory Fee (%)
                                     Net Assets        Advisory Fee (%)(1)   (for the fiscal year ended
Fund Name                             of Fund             (annual rate)            July 31, 2007)
-------------------------------------------------------------------------------------------------------
   Flexible Bond Fund           First $300 Million            0.50
                                                              0.40
                                Over $300 Million
   High-Yield Fund              First $300 Million            0.65
                                                              0.55
                                Over $300 Million
-------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit each Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least December 1, 2008. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waivers are not reflected in the fee rates shown.


(2) For the fiscal year ended July 31, 2007, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers). The Fund's fee waiver exceeded the investment advisory fee.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


 24 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

JANUS PORTFOLIO MANAGERS

GIBSON SMITH
--------------------------------------------------------------------------------

     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. He is also Executive Vice President and Portfolio Manager of Janus Adviser High-Yield Fund, which he has managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsibility for the day-to-day management of Janus Adviser Flexible Bond Fund with no limitation on the authority of one co-portfolio manager in relation to the other.



DARRELL WATTERS

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Adviser Flexible Bond Fund, which he has co-managed since May 2007. In addition, he is a Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of the Fund with no limitation on the authority of one co-portfolio manager in relation to the other.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Funds' portfolio managers is included in the SAI.

                                                     Management of the Funds  25

PERFORMANCE OF COMPARABLE ACCOUNTS

   JANUS ADVISER HIGH-YIELD FUND COMPARABLE ACCOUNTS

   PERFORMANCE OF JANUS HIGH-YIELD COMPOSITE

   [TO BE UPDATED BY AMENDMENT]


   The following chart shows the historical performance of the Janus High-Yield Composite. The accounts in the Composite are managed by Gibson Smith and have investment objectives, policies, and strategies that are substantially similar to those of Janus Adviser High-Yield Fund. The Lehman Brothers High-Yield Bond Index is the benchmark index for the Fund and the Composite.


   As of September 30, 2007, the Janus High-Yield Composite consisted of [ ] advisory accounts, [all of which are mutual fund portfolios.] As of this date, the total assets of the Janus High-Yield Composite were approximately
   $ billion. All accounts that have investment objectives, policies, and strategies that are substantially similar to the Fund's are included in this Composite. The performance shows the historical track record of the portfolio manager, as well as the former portfolio manager, and should not be relied upon as an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.


   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to accounts in the Composite. Janus Adviser High-Yield Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Account returns reflect the reinvestment of dividends and other earnings.


                                         Average annual total return for periods ended 09/30/07
                                         ------------------------------------------------------
                                                        1 year    5 years    Since Inception(1)
    Janus High-Yield Composite(2)
    Lehman Brothers High-Yield Bond Index(3)
                                                        -----------------------------------


   (1) The inception date of the Composite was January 1, 1996. Total returns and expenses are not annualized for the first year of operations.
   (2) Gibson Smith has managed the Composite since December 5, 2003.

   (3) The Lehman Brothers High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.


 26 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Funds currently offer five classes of shares. Class R Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, Class I Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Funds may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Fund's ability to achieve its investment objective. If sales of a Fund are discontinued to new investors, it is expected that existing shareholders invested in that Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

                                                           Other information  27
   whether the addition of the fund may negatively impact existing fund shareholders.


   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


 28 Janus Adviser Series
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  29

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 30 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.


   DISTRIBUTION SCHEDULE


   Income dividends for the Funds are normally declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared and distributed at the end of the preceding month. For investors investing through intermediaries, the date you receive your dividend may vary depending on how your intermediary processes trades. Please consult your intermediary for details. Capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.


   HOW DISTRIBUTIONS AFFECT A FUND'S NAV

   Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your

                                                     Distributions and taxes  31
   shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund's income) may be exempt from state and local taxes. A Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made


 32 Janus Adviser Series
   available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.



   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  33

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem a Fund's shares to the extent that Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agent. In order to receive a day's price, your order must be received in good order by a Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class R Shares.


   Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant

 34 Janus Adviser Series
   events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund's portfolio securities and the reflection of such change in that Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. The Funds' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

                                                         Shareholder's guide  35

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the "Class R Plan"), the Funds may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Funds.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Funds.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries

 36 Janus Adviser Series
   that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You may wish to consider such arrangements when evaluating any recommendation of the Funds.

   Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of a Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from HIGH-YIELD FUND held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


                                                         Shareholder's guide  37

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Funds' policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of any Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.



   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares from HIGH-YIELD FUND held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption


 38 Janus Adviser Series
   fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.



   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.


   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.


   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.


                                                         Shareholder's guide  39

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Funds are intended for long-term investment purposes only and the Funds will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Funds' excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds' shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Funds attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Funds).

   The Funds monitor Fund share transactions, subject to the limitations described below. Generally, a purchase of a Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of a Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Funds reserve the right to reject any purchase request as explained above.

   If the Funds detect excessive trading, the Funds may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

 40 Janus Adviser Series

   The Funds' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds' excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds' excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds' methods to detect and deter excessive trading.

   Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund's portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

                                                         Shareholder's guide  41

   The Funds' policies and procedures regarding excessive trading may be modified at any time by the Funds' Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Fund's long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds' identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

 42 Janus Adviser Series

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if


                                                         Shareholder's guide  43
   applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 44 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The financial highlights tables are intended to help you understand the Funds' financial performance through July 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share. [TO BE UPDATED BY AMENDMENT]



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions). Class R Shares of the Funds first became available on September 30, 2004.


                                                        Financial highlights  45

FLEXIBLE BOND FUND - CLASS R
---------------------------------------------------------------------
                                                 Years or
                                               Period ended
                                                 July 31
                                      2007        2006        2005(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                        $12.12       $12.53
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                      0.45         0.33
 Net gain/(loss) on securities
   (both realized and unrealized)                (0.38)       (0.19)
 Total from investment operations                  0.07         0.14
 LESS DISTRIBUTIONS AND OTHER:
 Dividends from net investment
   income                                        (0.46)       (0.39)
 Distributions from net realized
   gains                                         (0.10)       (0.16)
 Payment from affiliate                              --(2)        --(2)
 Total distributions and other                   (0.56)       (0.55)
 NET ASSET VALUE, END OF PERIOD                  $11.63       $12.12
 Total return(3)                                  0.63%(4)     1.47%(5)
 Net assets, end of period (in
   thousands)                                       $10          $10
 Average net assets for the period
   (in thousands)                                   $10          $10
 Ratio of gross expenses to average
   net assets(6)(7)(8)                            1.31%        1.30%
 Ratio of net expenses to average
   net assets(6)(9)                               1.30%        1.29%
 Ratio of net investment
   income/(loss) to average net
   assets(6)                                      3.70%        3.42%
 Portfolio turnover rate(6)(10)                    140%         186%
---------------------------------------------------------------------


 (1) Period September 30, 2004 (inception of Class R Shares) through July 31, 2005.
 (2) Payment from affiliate aggregated less than $.01 on a per share basis for the fiscal year or period end.
 (3) Total return not annualized for periods of less than one year.
 (4) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
 (5) Janus Capital and/or Janus Services LLC fully reimbursed the Fund for a loss on a transaction resulting from certain trading, pricing and/or shareholder activity errors, which otherwise would have reduced total return by 0.01%.
 (6) Annualized for periods of less than one full year.
 (7) The expense ratio reflects expenses prior to any expense offset arrangements.

 (8) The ratio was 1.75% in 2006 and 1.49% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.


 (9) The expense ratio reflects expenses after any expense offset arrangements.


(10) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 142% in 2006 and 195% in 2005.




 46 Janus Adviser Series

HIGH-YIELD FUND - CLASS R
--------------------------------------------------------
                                         Years ended
                                           July 31
                                      2007         2006
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                         $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                       0.57
 Net gain/(loss) on securities
   (both realized and unrealized)                 (0.27)
 Total from investment operations                   0.30
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income                                         (0.57)
 Distributions from net realized
   gains                                              --
 Total distributions                              (0.57)
 NET ASSET VALUE, END OF PERIOD                    $9.73
 Total return                                      3.10%
 Net assets, end of period (in
   thousands)                                       $644
 Average net assets for the period
   (in thousands)                                   $626
 Ratio of gross expenses to average
   net assets(1)(2)                                1.77%
 Ratio of net expenses to average
   net assets(3)                                   1.74%
 Ratio of net investment
   income/(loss) to average net
   assets                                          5.83%
 Portfolio turnover rate                            162%
--------------------------------------------------------


(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 11.98% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.



                                                        Financial highlights  47

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 48 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  49

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 50 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  51

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 52 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  53

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 54 Janus Adviser Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

                                            Explanation of rating categories  55

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

 56 Janus Adviser Series

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.

    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

                                            Explanation of rating categories  57

SECURITIES HOLDINGS BY RATING CATEGORY


   During the fiscal period ended July 31, 2007, the percentage of securities holdings for the following Fund by rating category based upon a weighted monthly average was: [TO BE UPDATED BY AMENDMENT]



    FLEXIBLE BOND FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



    HIGH-YIELD FUND
    ---------------------------------------------------------------------

     BONDS-S&P RATING:
     AAA
     AA
     A
     BBB
     BB
     B
     CCC
     CC
     C
     Not Rated
     Preferred Stock
     Cash and Options
     TOTAL
    ---------------------------------------------------------------------



   No other Fund described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the fiscal period ended July 31, 2007. [TO BE UPDATED BY AMENDMENT]


 58 Janus Adviser Series

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                www.janus.com/info

                                151 Detroit Street
                                Denver, CO 80206-4805
                                1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND

                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes one portfolio (the "Fund") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to the Fund.

                        Janus Institutional Cash Management Fund is designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares (the "Shares" or "Institutional Shares") exclusively to institutional and individual clients meeting the minimum investment requirement of $5,000,000.


                        The Fund currently offers two classes of shares (Institutional Shares and Premium Shares), with the Institutional Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Cash Management Fund.................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................    7
       Common investment techniques.............................    8

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   10
       Management expenses......................................   11
       Investment personnel.....................................   13

    OTHER INFORMATION...........................................   14

    DISTRIBUTIONS AND TAXES.....................................   18

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   20
       Purchases................................................   21
       Minimum investment requirements..........................   22
       Redemptions..............................................   22
       Shareholder communications...............................   25

    FINANCIAL HIGHLIGHTS........................................   28

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL CASH MANAGEMENT FUND

   Institutional Cash Management Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL CASH MANAGEMENT FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007, after the reorganization of Janus Institutional Cash Reserves Fund (the "predecessor fund") into Institutional Cash Management Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL CASH MANAGEMENT FUND - INSTITUTIONAL SHARES

      Annual returns for periods ended 12/31
                                                           1.18%  1.37%  3.21%  5.04%
                                                           2003   2004   2005   2006

      Best Quarter:  4th-2006 1.34%    Worst Quarter:  2nd-2004 0.26%

                                       Average annual total return for periods ended 12/31/06
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                                 1 year        (5/15/02)
    Institutional Shares
       Return Before Taxes                                       5.04%           2.57%
                                                                 -------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Institutional Shares of the Fund. The fees and expenses shown were determined based on net assets of the Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Institutional Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Fund's Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  5

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                Total Annual             Net Annual
                                                                    Fund                    Fund
                                    Management      Other        Operating     Expense    Operating
                                      Fee(1)     Expenses(2)    Expenses(3)    Waivers   Expenses(3)
  Institutional Cash Management
    Fund - Institutional Shares(4)    0.20%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Included in Other Expenses is an administrative services fee of 0.15% of the average daily net assets of the Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by the Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to a waiver that will reduce the amount of administrative service fees payable by the Fund from 0.15% to 0.02%. This waiver will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.
 (4) Janus Capital has agreed to waive the Fund's total operating expenses to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.12%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.

 EXAMPLES:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                           1 Year    3 Years   5 Years   10 Years
                                                           --------------------------------------
  Institutional Cash Management Fund - Institutional
    Shares


 6  Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

                                    Principal investment strategies and risks  7
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives the Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Fund's investments may be dependent in part on the credit quality of the banks supporting the Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 8  Janus Adviser Series

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   The Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                    Principal investment strategies and risks  9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 10  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Institutional Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreement, Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of the Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Cash
     Management Fund         All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreements is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                      Management of the Fund  11

   The Fund has entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate financial intermediaries for providing administrative services to their customers who invest in the Shares. The types of services that the financial intermediaries may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the financial intermediaries, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 12  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Cash Management Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional
     Cash Management Fund, which he has co-managed since its inception. Mr. Thorderson co-managed Janus Institutional Cash Reserves Fund from
     February 2004 to February 2007. He is also Portfolio Manager of other
     Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.

                                                      Management of the Fund  13

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers two classes of shares. This Prospectus only describes the Institutional Shares of the Fund. Institutional Shares are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Premium Shares of the Fund are available only to banks and other Financial Institutions, as well as certain broker-dealers, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs.



   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

 14  Janus Adviser Series
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  15

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 16  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  17

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Fund's transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your financial intermediary or plan sponsor directly for deadlines for purchase orders from you to your financial intermediary or plan sponsor.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.


   The Fund reserves the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Shareholders have the option of having their dividends and distributions automatically reinvested in Fund Shares or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

   TAXES ON DISTRIBUTIONS


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to financial intermediaries who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be


 18  Janus Adviser Series
   reported to the Internal Revenue Service. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.


   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your financial intermediary or plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  19

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

ESTABLISHING YOUR ACCOUNT

   The application enclosed with this Prospectus describes the options available to you as an institutional shareholder of the Fund. After reviewing the application carefully, complete, sign, and forward it to:


    Via Regular Mail                       Via Express Mail - Overnight Delivery
    Janus                                  Janus
    P.O. Box 173375                        151 Detroit Street
    Denver, CO 80217-3375                  Denver, CO 80206-4805
    Attn: Janus Money Desk                 Attn: Janus Money Desk


   Do not include any purchase money with the application. All purchases of Shares should be effected by wire transfer. For more information, refer to "Purchases."

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

   On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

PRICING OF FUND SHARES

   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market

 20  Janus Adviser Series
   conditions, should be initiated to prevent any material dilutive effect on shareholders.

   ADMINISTRATIVE SERVICES FEE
   The Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.15% of the average daily net assets of the Fund's Institutional Shares. Janus Capital has agreed to a contractual waiver for Institutional Shares limiting the fee to 0.02%. The waiver will be in effect until at least December 1, 2008. Janus Capital may compensate financial intermediaries for providing administrative services to their customers who invest in the Shares.



PURCHASES


   You must establish a Fund account and receive an account number before making purchases by wire. Contact the Janus Money Desk at 1-800-29JANUS (1-800-295-2687) for complete instructions. Purchase requests received before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Fund is calculated after that time). In addition, the Fund's transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If your payment on a purchase order is not received by this time, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Fund can redeem shares you own in this or another identically registered Janus fund as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Fund also reserves the right to require purchase requests and payments prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Fund reserves the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Janus Money Desk at 1-800-29JANUS (1-800-295-2687) when you intend to make a wire purchase. The Fund does not charge any fees for purchase transactions submitted by wire. However, your financial intermediary may charge you a separate or additional fee for purchases of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for purchase orders from you to your financial intermediary.


                                                         Shareholder's guide  21

   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you have any questions, please call 1-800-29JANUS (1-800-295-2687).

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Institutional Shares of the Fund is $5,000,000. The Fund, at its discretion, reserves the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your financial intermediary or plan sponsor. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you would like more information regarding the exchange privilege, please call the Janus Money Desk at 1-800-29JANUS (1-800-295-2687).


REDEMPTIONS


   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption request is received in good order by the Fund. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the financial intermediary or plan sponsor account that day. Redemption requests received by 5:00 p.m. (New York time) will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Fund reserves the right to require redemption requests prior


 22  Janus Adviser Series
   to these times on days when the bond market or NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.


   IN WRITING

   To redeem all or part of your Shares in writing, send a letter of instruction to the following address:


Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus                              Janus
P.O. Box 173375                    151 Detroit Street
Denver, CO 80217-3375              Denver, CO 80206-4805
Attn: Janus Money Desk             Attn: Janus Money Desk


   The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name, and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund. For IRA shareholders, written instructions must be signed by the account owner.

   BY TELEPHONE


   Shares may be redeemed by telephone. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount will be wired in federal funds to the shareholder's predesignated bank account that day. After 5:00 p.m. (New York time), the redemption request will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next bank business day. The Fund reserves the right to require redemption requests prior to 5:00 p.m. (New York time) on days when the bond market or NYSE close early. There is no fee for redemptions by wire. However, your financial intermediary may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for redemption orders from you to your financial intermediary.


   BY A FUND

   Your account may be terminated by a Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal

                                                         Shareholder's guide  23
   or other conduct detrimental to the Fund. In the case of insufficient account size, the Fund will notify you that you have 30 days to increase your account to the minimum required before redeeming your account.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six


 24  Janus Adviser Series
     business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  25

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

   PORTFOLIO INFORMATION

   You may call 1-800-29JANUS (1-800-295-2687) by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 8:00 a.m. to 6:00 p.m. (New York time).

   TELEPHONE INSTRUCTIONS

   You may initiate many transactions by telephone. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

   ACCOUNT ADDRESS AND NAME CHANGES

   To change the address on your account, you may call 1-800-29JANUS (1-800-295-2687) or send a written request signed by all registered owners of your account. Please include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Fund with appropriate corporate resolutions changing wire instructions. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an application and supporting legal documentation, if applicable. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   STATEMENTS AND REPORTS

   Shareholders will receive a monthly statement reporting all purchases and redemptions made during that month, and dividends paid during the month. The Fund reserves the right to charge a fee for additional account statement requests.

   The Fund produces financial reports that include a complete list of each Fund's portfolio holdings semiannually, and update their prospectuses annually. If you invest through a financial intermediary, the financial intermediary is responsible for providing the Fund's reports. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 26  Janus Adviser Series

   Unless instructed otherwise, the Fund will mail only one report or prospectus to your address of record ("household"), even if more than one person in your household has a Fund account. This process, known as "householding," reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call 1-800-29JANUS (1-800-295-2687) or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Fund receives your instructions.

   TEMPORARY SUSPENSION OF SERVICES

   The Fund or its agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Fund or its agents materially hampers the provision of such services.

   TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

   You may purchase or sell Fund shares through an organization that provides recordkeeping and consulting services to retirement or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers.

                                                         Shareholder's guide  27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]


   The financial highlights tables are intended to help you understand the Fund's financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.


   Institutional Cash Management Fund commenced operations on February 23, 2007, after the reorganization of Janus Institutional Cash Reserves Fund (the "predecessor fund") into the Fund. The financial highlights shown are for the predecessor fund. The predecessor fund had a fiscal year end of October 31. Following the reorganization, the Fund changed its fiscal year end to July 31.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Fund (assuming reinvestment of all dividends and distributions).


 28  Janus Adviser Series

INSTITUTIONAL CASH MANAGEMENT FUND - INSTITUTIONAL SHARES
                                      Janus Institutional
                                    Cash Management Fund -                  Janus Institutional
                                    Institutional Shares(1)                  Cash Reserves Fund
-----------------------------------------------------------------------------------------------------------
                                         Period ended
                                            July 31                   Years or Period ended October 31
                                            2007(2)               2006        2005        2004        2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                                          $1.00       $1.00       $1.00       $1.00
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/(loss)                                      0.05        0.03        0.01        0.01
 Net gain/(loss) on securities                                       --(3)       --(3)       --(3)       --(3)
 Total from investment operations                                  0.05        0.03        0.01        0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                                        (0.05)      (0.03)      (0.01)      (0.01)
 Distributions (from capital
  gains)                                                             --          --(3)       --(3)       --(3)
 Total distributions                                             (0.05)      (0.03)      (0.01)      (0.01)
 NET ASSET VALUE, END OF PERIOD                                   $1.00       $1.00       $1.00       $1.00
 Total return                                                     4.82%       2.84%       1.20%       1.27%
 Net assets, end of period (in
  millions)                                                      $1,322      $1,523      $1,873      $2,796
 Average net assets for the period
  (in millions)                                                  $2,042      $1,495      $2,216      $2,495
 Ratio of expenses to average net
  assets                                                          0.19%(5)    0.18%(5)    0.18%(5)    0.18%(5)
 Ratio of net investment
  income/(loss) to average net
  assets                                                          4.78%       2.76%       1.18%       1.24%
-----------------------------------------------------------------------------------------------------------



(1) Effective February 23, 2007, Janus Institutional Cash Reserves Fund was reorganized into Institutional Shares of the Fund.


(2) For the seven month fiscal period ended July 31, 2007.

(3) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) Total return not annualized for periods of less than one full year.

(5) The ratio was [    ] in 2007, 0.36% in 2006, 0.35% in 2005, 0.35% in 2004,
    and 0.35% in 2003 before waiver of certain fees incurred by the Fund.




                                                        Financial highlights  29

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND

                                 PREMIUM SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes one portfolio (the "Fund") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to the Fund.

                        Janus Institutional Cash Management Fund is designed for investors who seek maximum current income consistent with stability of capital.


                        The Fund currently offers two classes of shares (Institutional Shares and Premium Shares). Premium Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through banks and other financial institutions, as well as certain broker-dealers, and primarily in association with trust accounts, cash management programs, and similar programs provided to their clients. Shares are not offered directly to individual investors.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Cash Management Fund.................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................    7
       Common investment techniques.............................    8

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   10
       Management expenses......................................   11
       Investment personnel.....................................   13

    OTHER INFORMATION...........................................   14

    DISTRIBUTIONS AND TAXES.....................................   18

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   20
       Distribution and service fees............................   20
       Purchases................................................   21
       Minimum investment requirements..........................   22
       Redemptions..............................................   23
       Shareholder communications...............................   25

    FINANCIAL HIGHLIGHTS........................................   26

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL CASH MANAGEMENT FUND

   Institutional Cash Management Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL CASH MANAGEMENT FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of Janus Institutional Cash Reserves Fund prior to the reorganization of Janus Institutional Cash Reserves Fund into the Fund as explained below.


   Janus Institutional Cash Reserves Fund (the "predecessor fund") reorganized into Institutional Cash Management Fund on February 23, 2007. The returns for the Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.



   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL CASH MANAGEMENT FUND - PREMIUM SHARES

      Annual returns for periods ended 12/31
                                                           1.07%  1.26%  3.09%  4.93%
                                                           2003   2004   2005   2006

      Best Quarter:  4th-2006 1.31%    Worst Quarter:  1st-2004 0.23%

                                       Average annual total return for periods ended 12/31/06
                                       ------------------------------------------------------
                                                                            Since Inception
                                                                          of Predecessor Fund
                                                                 1 year        (5/15/02)
    Premium Shares
       Return Before Taxes                                       4.93%           2.46%
                                                                 -------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Premium Shares of the Fund. The fees and expenses shown were determined based on net assets of the Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Premium Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Fund's Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  5

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                     Total Annual             Net Annual
                                       Distribution                      Fund                    Fund
                          Management     (12b-1)         Other        Operating     Expense    Operating
                            Fee(1)       Fees(2)      Expenses(3)    Expenses(4)    Waivers   Expenses(4)
  Institutional Cash
    Management Fund -
    Premium Shares(5)       0.20%         0.02%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by the Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to a waiver that will reduce the amount of 12b-1 fees payable by the Fund from 0.18% to 0.02%. This waiver will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of the Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by the Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to a waiver that will reduce the amount of administrative service fees payable by the Fund from 0.06% to 0.00%. This waiver will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.
 (5) Janus Capital has agreed to waive the Fund's total operating expenses to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.12%. Such waiver is voluntary and could change or be terminated at any time at the discretion of Janus Capital.

 EXAMPLES:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Cash Management Fund - Premium Shares


 6  Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   The Fund is subject to certain specific SEC rule requirements. Among other things, the Fund is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

                                    Principal investment strategies and risks  7
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Fund may use:

   PARTICIPATION INTERESTS
   A participation interest gives the Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Fund's investments may be dependent in part on the credit quality of the banks supporting the Fund's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

 8  Janus Adviser Series

   VARIABLE AND FLOATING RATE SECURITIES
   The Fund may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. The Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   The Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                    Principal investment strategies and risks  9

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 10  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Premium Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund. Please contact your Financial Institution for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreement, Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of the Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Cash
     Management Fund         All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreements is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                      Management of the Fund  11

   The Fund has entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 12  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Cash Management Fund, which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Institutional
     Cash Management Fund, which he has co-managed since its inception. Mr. Thorderson co-managed Janus Institutional Cash Reserves Fund from
     February 2004 to February 2007. He is also Portfolio Manager of other
     Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Cash Management Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.

                                                      Management of the Fund  13

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers two classes of shares. This Prospectus only describes the Premium Shares of the Fund. Premium Shares are available to banks and other Financial Institutions, as well as certain broker-dealers, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.



   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

 14  Janus Adviser Series
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  15

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 16  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  17

DISTRIBUTIONS AND TAXES


--------------------------------------------------------------------------------


DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Fund's transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Fund reserves the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.


   Dividends and capital gain distributions are automatically reinvested in Shares. To receive distributions in cash, please contact your Financial Institution or the Janus Money Desk (1-800-295-2687).


   TAXES ON DISTRIBUTIONS


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be


 18  Janus Adviser Series
   reported to the Internal Revenue Service. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.


   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  19

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Shares may be purchased, exchanged, or redeemed only through Financial Institutions, or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs. Shares are not offered directly to individual investors. Not all Financial Institutions offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INSTITUTION OR THE JANUS MONEY DESK AT 1-800-295-2687.


   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Fund reserves the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


   If you hold a Fund account through a Financial Institution, all purchases, exchanges, redemptions, or other account activity must be processed through your Financial Institution. Your Financial Institution is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your Financial Institution and its clients. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations to its clients.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Premium Shares (the "Plan"), the Fund may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of

 20  Janus Adviser Series

   Premium Shares based on average daily net assets of the Shares, up to the following annual rate:

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Premium Shares                                          0.18%                   0.02%

   (1) Janus Distributors has agreed to continue this waiver until at least December 1, 2008.


   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and for shareholder account services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may be paid to an approved intermediary for introducing a client to Janus Capital. Shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Fund would have to perform if it was dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE
   The Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of the Fund's Premium Shares. Janus Capital has contractually agreed to waive this fee, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.



PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions, or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for purchase


                                                         Shareholder's guide  21
   orders from you to your Financial Institution. Purchase requests received before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Fund is calculated after that time). In addition, the Fund's transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If payment on a purchase order is not received by this time, the purchase may be canceled. You may be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Fund can redeem Shares you own in this or another identically registered Janus fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Fund also reserves the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Fund reserves the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   The Financial Institutions may impose charges and restrictions different from those imposed by the Fund. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Fund. Contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Premium Shares of the Fund is $5,000,000. The Fund, at its discretion, reserves the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 22  Janus Adviser Series

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your Financial Institution. Contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions, or directly by Janus Capital for those shareholders with a direct investment. Please contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for details. Your Financial Institution may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a Financial Institution, please check with the Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.



   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption request is received in good order by the Fund or its agent. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the bank account on record that day. Redemption requests received by 5:00 p.m. (New York time) will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Fund reserves the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in

                                                         Shareholder's guide  23
   order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.


 24  Janus Adviser Series

   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]



   The financial highlights table is intended to help you understand the Fund's financial performance through the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.



   The total return in the table represents the rate that an investor would have earned (or lost) on an investment in Premium Shares of the Fund (assuming reinvestment of all dividends and distributions).


 26  Janus Adviser Series

INSTITUTIONAL CASH MANAGEMENT FUND - PREMIUM SHARES
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
-------------------------------------------------------------


                                                        Financial highlights  27

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 28

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                                                                              29

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 30

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


                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.


                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.

                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital. This prospectus offers a separate class of shares of each Fund (collectively, the "Shares" or "Institutional Shares") exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market Fund).


                        The Funds currently offer five classes of shares (Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares), with the Institutional Shares being offered by this Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   18

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Purchases................................................   25
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   33

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL MONEY MARKET FUND

   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Money Market Fund (the "predecessor fund") into Institutional Money Market Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Institutional Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES

    Annual returns for periods ended 12/31
                          5.72%  5.67%  5.24%  6.51%  4.21%  1.80%  1.14%  1.35%  3.20%  5.04%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.66%    Worst Quarter:  2nd-2004 0.25%

                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years        (4/14/95)
                Institutional Shares
                  Return Before Taxes                       5.04%     2.50%     3.97%            4.23%
                                                            -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

                                                          Risk/return summary  5

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") into Institutional Government Money Market Fund. The returns for the Institutional Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Institutional Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES

    Annual returns for periods ended 12/31
                          5.59%  5.53%  5.13%  6.42%  4.19%  1.78%  1.10%  1.31%  3.17%  4.99%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.65%    Worst Quarter:  2nd-2004 0.24%

                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years        (4/14/95)
                Institutional Shares
                  Return Before Taxes                       4.99%     2.46%     3.90%            4.15%
                                                            -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


                                                          Risk/return summary  7

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Institutional Shares of the Funds. The fees and expenses shown were determined based on net assets of each Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Institutional Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                Total Annual             Net Annual
                                                                    Fund                    Fund
                                    Management      Other        Operating     Expense    Operating
                                      Fee(1)     Expenses(2)    Expenses(3)    Waivers   Expenses(3)
  Institutional Money Market
    Fund -
    Institutional Shares              0.20%
  Institutional Government Money
    Market Fund - Institutional
    Shares                            0.20%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Included in Other Expenses is an administrative services fee of 0.15% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees from 0.15% to 0.08% for Institutional Money Market Fund and from 0.15% to 0.05% for Institutional Government Money Market Fund. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                            1 Year    3 Years   5 Years    10 Years
                                                            ----------------------------------------
  Institutional Money Market Fund - Institutional Shares
  Institutional Government Money Market
   Fund - Institutional Shares


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The Fund invests exclusively in:

   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon

 12  Janus Adviser Series
   price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Institutional Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds. Please contact your financial intermediaries or plan sponsor for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Money
     Market Fund             All Asset Levels          0.20
   Institutional Government
     Money Market Fund       All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                     Management of the Funds  15

   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate financial intermediaries for providing administrative services to their customers who invest in the Shares. The types of services that the financial intermediaries may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the financial intermediaries, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund and Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund and Janus Government Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund and Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Fund currently offers five classes of shares. This Prospectus only describes the Institutional Shares of the Funds, which are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Premium Shares, Primary Shares, Select Shares, and Service Shares of the Funds are available only to banks and other Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs.


   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).


   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

 18  Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  19

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 20  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES


--------------------------------------------------------------------------------


DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your financial intermediaries or plan sponsor directly for deadlines for purchase orders from you to your financial intermediaries or plan sponsor.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your financial intermediaries or plan sponsor directly for deadlines for redemption orders from you to your financial intermediaries or plan sponsor.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.

   Shareholders have the option of having their dividends and distributions automatically reinvested in Fund Shares or wired to a predesignated bank account. If no election is made, all dividends and distributions will be reinvested in additional Shares.

   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to financial intermediaries who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be


 22  Janus Adviser Series
   reported to the Internal Revenue Service. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.


   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your financial intermediaries or plan sponsor.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

ESTABLISHING YOUR ACCOUNT

   The application enclosed with this Prospectus describes the options available to you as an institutional shareholder of the Funds. After reviewing the application carefully, complete, sign, and forward it to:


    Via Regular Mail                       Via Express Mail - Overnight Delivery
    Janus                                  Janus
    P.O. Box 173375                        151 Detroit Street
    Denver, CO 80217-3375                  Denver, CO 80206-4805
    Attn: Janus Money Desk                 Attn: Janus Money Desk


   Do not include any purchase money with the application. All purchases of Shares should be effected by wire transfer. For more information, refer to "Purchases."

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

   On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Funds reserve the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


 24  Janus Adviser Series

   ADMINISTRATIVE SERVICES FEE
   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.15% of the average daily net assets of each Fund's Institutional Shares. Janus Capital has agreed to contractual waivers for Institutional Shares limiting these fees to 0.08% for Institutional Money Market Fund and 0.05% for Institutional Government Money Market Fund. The waivers will be in effect until at least December 1, 2008. Janus Capital may compensate financial intermediaries for providing administrative services to their customers who invest in the Shares.



PURCHASES


   You must establish a Fund account and receive an account number before making purchases by wire. Contact the Janus Money Desk at 1-800-29JANUS (1-800-295-2687) for complete instructions. Purchase requests received before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If your payment on a purchase order is not received by this time, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Funds, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem shares you own in this or another identically registered Janus fund as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   Complete information regarding your account must be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Please contact the Janus Money Desk at 1-800-29JANUS (1-800-295-2687) when you intend to make a wire purchase. The Funds do not charge any fees for purchase transactions submitted by wire. However, your financial intermediary may charge you a separate or additional fee for purchases of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for purchase orders from you to your financial intermediary.


                                                         Shareholder's guide  25

   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you have any questions, please call 1-800-29JANUS (1-800-295-2687).

MINIMUM INVESTMENT REQUIREMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The minimum investment for the Institutional Shares of Institutional Money Market Fund is $5,000,000. Shares may be purchased with an initial $250,000 investment; however, the $5,000,000 minimum must be reached within six months of opening the account. Shareholders who do not reach or maintain the $5,000,000 minimum will be given the option of (1) exchanging into Institutional Shares of Institutional Government Money Market Fund or (2) having their shares redeemed. Shareholders' balances that fall below the required minimum will have 30 days to reach an account balance of $5,000,000. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The minimum investment in the Institutional Shares of Institutional Government Money Market Fund is $250,000. The Fund may, in its discretion, waive this minimum under certain circumstances but, in such event, the minimum must be reached within 90 days of opening the account. Shareholders who do not maintain the $250,000 minimum may have their Shares redeemed. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your financial intermediary or plan sponsor. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or

 26  Janus Adviser Series
   terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice. If you would like more information regarding the exchange privilege, please call the Janus Money Desk at 1-800-29JANUS (1-800-295-2687).


REDEMPTIONS


   Shares of a Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption request is received in good order by a Fund. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the financial intermediary or plan sponsor account that day. Redemption requests received by 5:00 p.m. (New York time) will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). Please check with your financial intermediary or plan sponsor directly for deadlines for redemption orders from you to your financial intermediary or plan sponsor.


   IN WRITING

   To redeem all or part of your Shares in writing, send a letter of instruction to the following address:


Via Regular Mail                   Via Express Mail - Overnight Delivery
Janus                              Janus
P.O. Box 173375                    151 Detroit Street
Denver, CO 80217-3375              Denver, CO 80206-4805
Attn: Janus Money Desk             Attn: Janus Money Desk


   The letter should be on company letterhead (in the case of institutional clients) and should specify the name of the Fund, the number of Shares or dollars being redeemed, the account number, appropriate wiring instructions, the name(s) on the account, your name, and your daytime telephone number. The letter must be signed by an authorized person whose signature is on file with the Fund. For IRA shareholders, written instructions must be signed by the account owner.

                                                         Shareholder's guide  27

   BY TELEPHONE


   Shares may be redeemed by telephone. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount will be wired in federal funds to the shareholder's predesignated bank account that day. After 5:00 p.m. (New York time), the redemption request will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next bank business day. The Funds reserve the right to require redemption requests prior to 5:00 p.m. (New York time) on days when the bond market or NYSE close early. There is no fee for redemptions by wire. However, your financial intermediary may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a financial intermediary, please check with your financial intermediary directly for deadlines for redemption orders from you to your financial intermediary.


   BY A FUND

   Your account may be terminated by a Fund if, due to the transfer or redemption of Shares, the value of the remaining Shares in your account falls below the minimum investment required to open a new account, or if you engage in illegal or other conduct detrimental to the Funds. In the case of insufficient account size, a Fund will notify you that you have 30 days for Institutional Money Market Fund or 60 days for Institutional Government Money Market Fund to increase your account to the minimum required before redeeming your account.

   REDEMPTIONS IN-KIND

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

 28  Janus Adviser Series

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.


                                                         Shareholder's guide  29

   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

SPECIAL SHAREHOLDER SERVICES AND OTHER INFORMATION

   PORTFOLIO INFORMATION

   You may call 1-800-29JANUS (1-800-295-2687) by TouchTone(TM) telephone for access to certain information regarding your account, including current yield and dividend rate information, Monday through Friday from 8:00 a.m. to 6:00 p.m. (New York time).

   TELEPHONE INSTRUCTIONS

   You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

   ACCOUNT ADDRESS AND NAME CHANGES

   To change the address on your account, you may call 1-800-29JANUS (1-800-295-2687) or send a written request signed by all registered owners of your account. Please include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Within the first 10 days of an address change, redemptions by institutional clients are permissible only if the redemption proceeds are wired to a pre-designated bank account or you provide the Funds with appropriate

 30  Janus Adviser Series
   corporate resolutions changing wire instructions. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   To change the name on an account, the Shares must be transferred to a new account. Such a change generally requires written instructions with the guaranteed signatures of all registered owners, as well as an application and supporting legal documentation, if applicable. Please call 1-800-29JANUS (1-800-295-2687) for additional information.

   STATEMENTS AND REPORTS

   Shareholders will receive a monthly statement reporting all purchases and redemptions made during that month, and dividends paid during the month. The Funds reserve the right to charge a fee for additional account statement requests.

   The Funds produce financial reports that include a complete list of each Fund's portfolio holdings semiannually, and update their prospectuses annually. If you invest through a financial intermediary, the financial intermediary is responsible for providing the Funds' reports. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. The Trust's fiscal year ends July 31.

   Unless instructed otherwise, the Funds will mail only one report or prospectus to your address of record ("household"), even if more than one person in your household has a Fund account. This process, known as "householding," reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call 1-800-29JANUS (1-800-295-2687) or send a written request signed by the shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

   TEMPORARY SUSPENSION OF SERVICES

   The Funds or their agents may temporarily suspend telephone transactions and other shareholder services described in this Prospectus upon reasonable notice or to the extent that any circumstance reasonably beyond the control of the Funds or their agents materially hampers the provision of such services.

   TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

   You may purchase or sell Fund shares through an organization that provides recordkeeping and consulting services to retirement or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent

                                                         Shareholder's guide  31
   investments than the Funds. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers.

 32  Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]


   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.


   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Institutional Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund. For Institutional Money Market Fund and Institutional Government Money Market Fund, the financial highlights shown are for the Institutional Shares of the respective predecessor fund. The predecessor funds had a fiscal year end of October 31. Following the reorganization, the Funds changed their fiscal year end to July 31.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  33

INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES
                                                Janus Institutional
                                                Money Market Fund -                      Janus Money Market Fund -
                                              Institutional Shares(1)                       Institutional Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                   Period ended
                                                      July 31                              Years ended October 31
                                                      2007(2)                2006           2005           2004           2003
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $1.00           $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                                 0.05            0.03           0.01           0.01
 Net gain/(loss) on securities                                                  --(3)           --(3)          --(3)          --(3)
 Total from investment operations                                             0.05            0.03           0.01           0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)                                     (0.05)          (0.03)         (0.01)         (0.01)
 Distributions (from capital gains)                                             --(3)           --(3)          --(3)          --(3)
 Total distributions                                                        (0.05)          (0.03)         (0.01)         (0.01)
 NET ASSET VALUE, END OF PERIOD                                              $1.00           $1.00          $1.00          $1.00
 Total return                                                                4.82%           2.84%          1.17%          1.22%
 Net assets, end of period (in millions)                                    $6,317          $3,638         $8,124         $9,141
 Average net assets for the period (in
  millions)                                                                 $4,785          $5,028         $7,453        $10,404
 Ratio of expenses to average net assets(4)                                  0.18%(5)        0.18%(5)       0.18%(5)       0.18%(5)
 Ratio of net investment income/(loss) to
  average net assets                                                         4.79%           2.65%          1.17%          1.21%
---------------------------------------------------------------------------------------------------------------------------------



(1) Effective February 23, 2007, Janus Money Market Fund - Institutional Shares was reorganized into Janus Institutional Money Market Fund - Institutional Shares.


(2) For the seven month fiscal period ended July 31, 2007.

(3) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.

(5) The ratio was [    ] in 2007, 0.35% in 2006, 0.35% in 2005, 0.35% in 2004,
    and 0.35% in 2003 before waiver of certain fees incurred by the Fund.


 34  Janus Adviser Series

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES
                                       Janus Institutional
                                           Government
                                       Money Market Fund -         Janus Government Money Market
                                     Institutional Shares(1)        Fund - Institutional Shares
----------------------------------------------------------------------------------------------------
                                          Period ended
                                             July 31                  Years ended October 31
                                             2007(2)            2006      2005      2004      2003
 NET ASSET VALUE, BEGINNING OF
  PERIOD                                                        $1.00     $1.00     $1.00     $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                    0.05      0.03      0.01      0.01
 Net gain/(loss) on securities                                     --        --(3)     --(3)     --
 Total from investment operations                                0.05      0.03      0.01      0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment
  income)                                                      (0.05)    (0.03)    (0.01)    (0.01)
 Distributions (from capital gains)                                --        --(3)     --(3)     --
 Total distributions                                           (0.05)    (0.03)    (0.01)    (0.01)
 NET ASSET VALUE, END OF PERIOD                                 $1.00     $1.00     $1.00     $1.00
 Total return                                                   4.78%     2.81%     1.13%     1.18%
 Net assets, end of period (in
  millions)                                                      $536      $518      $385      $776
 Average net assets for the period
  (in millions)                                                  $646      $540      $610    $1,137
 Ratio of expenses to average net
  assets(4)                                                     0.16%(5)  0.16%(5)  0.15%(5)  0.15%(5)
 Ratio of net investment
  income/(loss) to average net
  assets                                                        4.75%     2.74%     1.12%     1.17%
----------------------------------------------------------------------------------------------------



(1) Effective February 23, 2007, Janus Government Money Market
    Fund - Institutional Shares was reorganized into Janus Institutional Government Money Market Fund - Institutional Shares.


(2) For the seven month fiscal period ended July 31, 2007.

(3) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.

(5) The ratio was [    ] in 2007, 0.36% in 2006, 0.36% in 2005, 0.35% in 2004,
    and 0.35% in 2003 before waiver of certain fees incurred by the Fund.


                                                        Financial highlights  35

                      This page intentionally left blank.

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 PREMIUM SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.

                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital.


                        Each Fund in this Prospectus currently offers five classes of shares (Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares). Premium Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through banks and other financial institutions, as well as certain broker-dealers, and primarily in association with trust accounts, cash management programs, and similar programs provided to their clients. Shares are not offered directly to individual investors.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   18

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   25
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL MONEY MARKET FUND

   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - PREMIUM SHARES

    Annual returns for periods ended 12/31
                          5.52%  5.49%  5.10%  6.24%  4.04%  1.64%  0.98%  1.19%  3.04%  4.87%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.62%    Worst Quarter:  1st-2004 0.21%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Premium Shares
      Return Before Taxes                      4.87%     2.33%     3.80%            4.05%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

                                                          Risk/return summary  5

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Premium Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Premium Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Premium Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREMIUM SHARES

    Annual returns for periods ended 12/31
                          5.38%  5.29%  4.96%  6.21%  3.98%  1.58%  0.90%  1.11%  2.97%  4.80%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.61%    Worst Quarter:  2nd-2004 0.19%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Premium Shares
      Return Before Taxes                      4.80%     2.26%     3.70%            3.95%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


                                                          Risk/return summary  7

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Premium Shares of the Funds. The fees and expenses shown were determined based on net assets of each Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Premium Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Premium
   Shares                     0.20%         0.08%
  Institutional Government
   Money Market Fund -
   Premium Shares             0.20%         0.08%


 * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.18% to 0.08%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Premium Shares
  Institutional Government Money Market Fund - Premium Shares


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The Fund invests exclusively in:

   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon

 12  Janus Adviser Series
   price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Premium Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds. Please contact your Financial Institution for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Money
     Market Fund             All Asset Levels          0.20
   Institutional Government
     Money Market Fund       All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                     Management of the Funds  15

   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.



J. ERIC THORDERSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund and Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund and Janus Government Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund and Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Fund currently offers five classes of shares. This Prospectus only describes the Premium Shares of the Funds. Premium Shares, Primary Shares, Select Shares, and Service Shares of the Funds are available to banks and other Financial Institutions, as well as certain broker-dealers for Premium Shares, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.


   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

 18  Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  19

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 20  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.


   Dividends and capital gain distributions are automatically reinvested in Shares. To receive distributions in cash, please contact your Financial Institution or the Janus Money Desk (1-800-295-2687).


   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be


 22  Janus Adviser Series
   reported to the Internal Revenue Service. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.


   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Shares may be purchased, exchanged, or redeemed only through Financial Institutions, or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs. Shares are not offered directly to individual investors. Not all Financial Institutions offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INSTITUTION OR THE JANUS MONEY DESK AT 1-800-295-2687.


   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Funds reserve the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.



   If you hold a Fund account through a Financial Institution, all purchases, exchanges, redemptions, or other account activity must be processed through your Financial Institution. Your Financial Institution is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your Financial Institution and its clients. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its clients.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Premium Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Premium Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Premium Shares                                          0.18%                   0.08%

   (1) Janus Distributors has agreed to continue this waiver until at least December 1, 2008.


   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and for shareholder account services performed by such entities for their customers who are investors in the Funds. The 12b-1 fee may be paid to an approved intermediary for introducing a client to Janus Capital. Shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.


   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE
   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Premium Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.



PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions, or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs. For investors investing through a Financial Institution, please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received before


                                                         Shareholder's guide  25

   5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). If payment on a purchase order is not received by this time, the purchase may be canceled. You may be responsible for any losses or expenses incurred by the Funds, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem Shares you own in this or another identically registered Janus fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).



   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds. Contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements.


   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Premium Shares of each Fund is $5,000,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

 26  Janus Adviser Series

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your Financial Institution. Contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions, or directly by Janus Capital for those shareholders with a direct investment. Please contact your Financial Institution or the Janus Money Desk (1-800-295-2687) for details. Your Financial Institution may charge a processing or service fee in connection with the redemption of Shares. If you hold an account through a Financial Institution, please check with the Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.



   Shares of the Funds may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption request is received in good order by a Fund or its agent. If a request for a redemption is received by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the bank account on record that day. Redemption requests received by 5:00 p.m. (New York time) will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to

                                                         Shareholder's guide  27
   redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day


 28  Janus Adviser Series
     lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]



   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Premium Shares of the Funds (assuming reinvestment of all dividends and distributions).


 30  Janus Adviser Series

INSTITUTIONAL MONEY MARKET FUND - PREMIUM SHARES
------------------------------------------------------------
                                               Period ended
                                                  July 31
                                                  2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
------------------------------------------------------------


                                                        Financial highlights  31

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREMIUM SHARES
--------------------------------------------------------------
                                                  Period ended
                                                    July 31
                                                    2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
--------------------------------------------------------------


 32  Janus Adviser Series

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

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


                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 PRIMARY SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.


                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital.



                        Each Fund in this Prospectus currently offers five classes of shares (Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares). Primary Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through banks and other financial institutions, and primarily in association with trust accounts, cash management programs, and similar programs provided to their clients. Shares are not offered directly to individual investors.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   18

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   25
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL MONEY MARKET FUND

   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Primary Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Primary Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Primary Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - PRIMARY SHARES

    Annual returns for periods ended 12/31
                          5.19%  5.16%  4.78%  5.92%  3.72%  1.33%  0.67%  0.89%  2.72%  4.56%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.54%    Worst Quarter:  1st-2004 0.13%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Primary Shares
      Return Before Taxes                      4.56%     2.02%     3.48%            3.73%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

                                                          Risk/return summary  5

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Primary Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Primary Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Primary Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRIMARY SHARES

    Annual returns for periods ended 12/31
                          5.05%  4.96%  4.64%  5.88%  3.66%  1.27%  0.59%  0.81%  2.66%  4.49%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.53%    Worst Quarter:  1st-2004 0.11%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Primary Shares
       Return Before Taxes                     4.49%     1.95%     3.39%            3.63%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


                                                          Risk/return summary  7

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Primary Shares of the Funds. The fees and expenses shown were determined based on net assets of each Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Primary Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Primary
   Shares                     0.20%         0.40%
  Institutional Government
   Money Market Fund -
   Primary Shares             0.20%         0.40%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.50% to 0.40%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Primary Shares
  Institutional Government Money Market Fund - Primary Shares


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The Fund invests exclusively in:

   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon

 12  Janus Adviser Series
   price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Primary Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds. Please contact your Financial Institution for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                     Contractual               Actual Investment
                               Average Daily         Investment                 Advisory Fee (%)
                                 Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                         of Fund           (annual rate)                July 31, 2007)
-----------------------------------------------------------------------------------------------------
   Institutional Money
     Market Fund              All Asset Levels          0.20
   Institutional Government
     Money Market Fund        All Asset Levels          0.20
-----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                     Management of the Funds  15

   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.




J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund and Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund and Janus Government Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund and Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Fund currently offers five classes of shares. This Prospectus only describes the Primary Shares of the Funds. Premium Shares, Primary Shares, Select Shares, and Service Shares of the Funds are available to banks and other Financial Institutions, as well as certain broker-dealers for Premium Shares, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.


   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

 18  Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  19

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 20  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.


   Dividends and capital gain distributions are automatically reinvested in Shares. To receive distributions in cash, please contact your Financial Institution.


   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Because the Funds are money market


 22  Janus Adviser Series
   funds, they do not anticipate distributing capital gains or qualified dividend income.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.

   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Funds reserve the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Primary Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Primary Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Primary Shares                                          0.50%                   0.40%

   (1) Janus Distributors has agreed to continue this waiver until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and for shareholder account services performed by such entities for their customers who are investors in the Funds. Shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE
   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Primary Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.



PURCHASES

   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE

                                                         Shareholder's guide  25
   and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). If payment on a purchase order is not received by this time, the purchase may be canceled. You may be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem Shares you own in this or another identically registered Janus fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.

   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Primary Shares of each Fund is $250,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your Financial Institution. Contact your Financial Institution for information and instructions to exchange into other


 26  Janus Adviser Series

   Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

                                                         Shareholder's guide  27

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.


 28  Janus Adviser Series

   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]



   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Primary Shares of the Funds (assuming reinvestment of all dividends and distributions).


 30  Janus Adviser Series

INSTITUTIONAL MONEY MARKET FUND - PRIMARY SHARES
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
-------------------------------------------------------------


                                                        Financial highlights  31

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRIMARY SHARES
--------------------------------------------------------------
                                                  Period ended
                                                    July 31
                                                    2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
--------------------------------------------------------------


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

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 SELECT SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.


                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital.



                        Each Fund in this Prospectus currently offers five classes of shares (Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares). Select Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through banks and other financial institutions, and primarily in association with trust accounts, cash management programs, and similar programs provided to their clients. Shares are not offered directly to individual investors.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   18

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Distribution and service fees............................   24
       Purchases................................................   25
       Minimum investment requirements..........................   26
       Redemptions..............................................   27
       Shareholder communications...............................   29

    FINANCIAL HIGHLIGHTS........................................   30

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL MONEY MARKET FUND

   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Select Shares reflects the historical performance of the Institutional Shares of Janus Money Market Fund prior to the reorganization of Institutional Shares of Janus Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Money Market Fund (the "predecessor fund") reorganized into Institutional Money Market Fund on February 23, 2007. The returns for the Select Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Select Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES

    Annual returns for periods ended 12/31
                          5.34%  5.32%  4.93%  6.07%  3.87%  1.47%  0.81%  1.03%  2.87%  4.70%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.58%    Worst Quarter:  2nd-2004 0.17%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Select Shares
      Return Before Taxes                      4.70%     2.17%     3.62%            3.88%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

                                                          Risk/return summary  5

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007. The performance shown for Select Shares reflects the historical performance of the Institutional Shares of Janus Government Money Market Fund prior to the reorganization of Institutional Shares of Janus Government Money Market Fund into the Fund as explained below.

   Institutional Shares of Janus Government Money Market Fund (the "predecessor fund") reorganized into Institutional Government Money Market Fund on February 23, 2007. The returns for the Select Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Institutional Shares of the predecessor fund prior to the reorganization. The performance shown is restated to reflect the fees and expenses of the Fund's Select Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT SHARES

    Annual returns for periods ended 12/31
                          5.20%  5.12%  4.79%  6.03%  3.81%  1.41%  0.74%  0.95%  2.80%  4.63%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.56%    Worst Quarter:  2nd-2004 0.15%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                               Since Inception
                                                                             of Predecessor Fund
                                               1 year   5 years   10 years        (4/14/95)
    Select Shares
      Return Before Taxes                      4.63%     2.10%     3.53%            3.78%
                                               -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


                                                          Risk/return summary  7

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Select Shares of the Funds. The fees and expenses shown were determined based on net assets of each Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Select Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                      Total Annual             Net Annual
                                         Distribution                     Fund                    Fund
                            Management     (12b-1)         Other       Operating     Expense    Operating
                              Fee(1)       Fees(2)      Expenses(3)   Expenses(4)    Waivers   Expenses(4)
  Institutional Money
   Market Fund - Select
   Shares                     0.20%         0.25%
  Institutional Government
   Money Market Fund -
   Select Shares              0.20%         0.25%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.
 (2) Janus Distributors LLC has contractually agreed to waivers that will reduce the amount of 12b-1 fees payable by each Fund from 0.35% to 0.25%. These waivers will continue until at least December 1, 2008. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (3) Included in Other Expenses is an administrative services fee of 0.06% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees payable by each Fund from 0.06% to 0.00%. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Institutional Money Market Fund - Select Shares
  Institutional Government Money Market Fund - Select Shares


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The Fund invests exclusively in:

   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon

 12  Janus Adviser Series
   price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Select Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds. Please contact your Financial Institution for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Money
     Market Fund             All Asset Levels          0.20
   Institutional Government
     Money Market Fund       All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                     Management of the Funds  15

   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.


J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund and Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund and Janus Government Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund and Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Fund currently offers five classes of shares. This Prospectus only describes the Select Shares of the Funds. Premium Shares, Primary Shares, Select Shares, and Service Shares of the Funds are available to banks and other Financial Institutions, as well as certain broker-dealers for Premium Shares, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.


   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

 18  Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  19

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 20  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.


   Dividends and capital gain distributions are automatically reinvested in Shares. To receive distributions in cash, please contact your Financial Institution.


   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Because the Funds are money market


 22  Janus Adviser Series
   funds, they do not anticipate distributing capital gains or qualified dividend income.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.

   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Funds reserve the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended for Select Shares (the "Plan"), the Funds may pay Janus Distributors LLC ("Janus Distributors"), the Trust's distributor, a fee for the sale and distribution of Select Shares based on average daily net assets of the Shares, up to the following annual rate:

 24  Janus Adviser Series

                                                                           12b-1 Fee (after waiver
                                                     12b-1 Fee (before        by Janus
    Class                                            contractual waiver)   Distributors)(1)
    ----------------------------------------------------------------------------------------------
    Select Shares                                           0.35%                   0.25%

   (1) Janus Distributors has agreed to continue this waiver until at least December 1, 2008.

   Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and for shareholder account services performed by such entities for their customers who are investors in the Funds. Shareholder account services provided by the financial intermediaries may include shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE
   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.06% of the average daily net assets of each Fund's Select Shares. Janus Capital has contractually agreed to waive this fee for each Fund, in whole, until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.



PURCHASES

   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE

                                                         Shareholder's guide  25
   and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). If payment on a purchase order is not received by this time, the purchase may be canceled. You may be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem Shares you own in this or another identically registered Janus fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.

   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Select Shares of each Fund is $1,000,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your Financial Institution. Contact your Financial Institution for information and instructions to exchange into other


 26  Janus Adviser Series

   Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

                                                         Shareholder's guide  27

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.


 28  Janus Adviser Series

   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]



   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal period shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Select Shares of the Funds (assuming reinvestment of all dividends and distributions).


 30  Janus Adviser Series

INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
-------------------------------------------------------------


                                                        Financial highlights  31

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT SHARES
-------------------------------------------------------------
                                                 Period ended
                                                   July 31
                                                   2007(1)
 NET ASSET VALUE, BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)
 Net gain/(loss) on securities (both realized
   and unrealized)
 Total from investment operations
 LESS DISTRIBUTIONS:
 Dividends from net investment income
 Distributions from net realized gains
 Total distributions
 NET ASSET VALUE, END OF PERIOD
 Total return(2)
 Net assets, end of period (in thousands)
 Average net assets for the period (in
   thousands)
 Ratio of gross expenses to average net
   assets(3)(4)(5)
 Ratio of net expenses to average net
   assets(3)(6)
 Ratio of net investment income/(loss) to
   average net assets(3)
-------------------------------------------------------------


 32  Janus Adviser Series

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

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


                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes two portfolios (each, a "Fund" and collectively, the "Institutional Money Market Funds" or "Funds") of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital" or "Janus") serves as investment adviser to each Fund.


                        The Institutional Money Market Funds (Janus
                        Institutional Money Market Fund and Janus Institutional Government Money Market Fund) are designed for investors who seek maximum current income consistent with stability of capital.



                        Each Fund in this Prospectus currently offers five classes of shares (Institutional Shares, Premium Shares, Primary Shares, Select Shares, and Service Shares). Service Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through banks and other financial institutions, and primarily in association with trust accounts, cash management programs, and similar programs provided to their clients. Shares are not offered directly to individual investors.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Institutional Money Market Fund....................    2
       Janus Institutional Government Money Market Fund.........    5

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Types of investments.....................................   10
       Common investment techniques.............................   11

    MANAGEMENT OF THE FUNDS
       Investment adviser.......................................   14
       Management expenses......................................   15
       Investment personnel.....................................   17

    OTHER INFORMATION...........................................   18

    DISTRIBUTIONS AND TAXES.....................................   22

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   24
       Purchases................................................   25
       Minimum investment requirements..........................   25
       Redemptions..............................................   26
       Shareholder communications...............................   28

    FINANCIAL HIGHLIGHTS........................................   29

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS INSTITUTIONAL MONEY MARKET FUND

   Institutional Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your

 2  Janus Adviser Series
   investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Money Market Fund (the "predecessor fund") into Institutional Money Market Fund. The returns for the Service Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Service Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Service Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

   INSTITUTIONAL MONEY MARKET FUND - SERVICE SHARES

    Annual returns for periods ended 12/31
                          5.46%  5.40%  4.98%  6.25%  3.95%  1.55%  0.88%  1.10%  2.94%  4.78%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.60%    Worst Quarter:  1st-2004 0.18%

                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years       (11/22/96)
                Service Shares
                  Return Before Taxes                       4.78%     2.24%     3.71%            3.73%
                                                            -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


 4  Janus Adviser Series

JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   Institutional Government Money Market Fund (the "Fund") is designed for investors who seek current income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND seeks maximum current income to the extent consistent with stability of capital.

   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund pursues its investment objective by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer's ability to borrow from the Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the United States Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund's investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

   The Fund will:

   - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital
   - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
   - maintain a dollar-weighted average portfolio maturity of 90 days or less

                                                          Risk/return summary  5

MAIN INVESTMENT RISKS

   The Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Fund's yield may be eroded by inflation. Although the Fund invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness, or an issuer's ability to meet its obligations.

   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

   The Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Government Money Market Fund (the "predecessor fund") into Institutional Government Money Market Fund. The returns for the Service Shares of the Fund for periods prior to February 23, 2007 reflect the performance of the Service Shares of the predecessor fund prior to the reorganization. The performance shown reflects the fees and expenses of the predecessor fund's Service Shares, without the effect of any fee and expense limitations or waivers.


   The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's returns over different periods average out. Fees charged by financial intermediaries, if applicable, would reduce the returns shown. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. [TO BE UPDATED BY AMENDMENT]


   The Fund's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Adviser Series

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SERVICE SHARES

    Annual returns for periods ended 12/31
                          5.33%  5.28%  4.87%  6.15%  3.94%  1.53%  0.85%  1.05%  2.91%  4.73%
                          1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

    Best Quarter:  4th-2000 1.59%    Worst Quarter:  2nd-2004 0.18%

                                                       Average annual total return for periods ended 12/31/06
                                                       ------------------------------------------------------
                                                                                            Since Inception
                                                                                          of Predecessor Fund
                                                            1 year   5 years   10 years       (11/22/96)
                Service Shares
                  Return Before Taxes                       4.73%     2.20%     3.64%            3.66%
                                                            -------------------------------------------


   Since the Fund was not available until February 23, 2007, there is no 7-day yield information for the period ended December 31, 2006.


                                                          Risk/return summary  7

FEES AND EXPENSES


   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Service Shares of the Funds. The fees and expenses shown were determined based on net assets of each Fund as of the fiscal year ended July 31, 2007. Contractual waivers agreed to by Janus Capital are reflected under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Funds' Service Shares do not impose sales charges, redemption fees, or exchange fees when you buy or sell the Funds' Shares.


   ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 8  Janus Adviser Series

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                Total Annual             Net Annual
                                                                    Fund                    Fund
                                    Management      Other        Operating     Expense    Operating
                                      Fee(1)     Expenses(2)    Expenses(3)    Waivers   Expenses(3)
  Institutional Money Market
    Fund -
    Service Shares                    0.20%
  Institutional Government Money
    Market Fund - Service Shares      0.20%


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
 (1) The "Management Fee" is the investment advisory fee paid by each Fund to Janus Capital.

 (2) Included in Other Expenses is an administrative services fee of 0.40% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

 (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive one-half of its investment advisory fee payable by each Fund until at least December 1, 2008. In addition, Janus Capital has contractually agreed to waivers that will reduce the amount of administrative service fees from 0.40% to 0.33% for Institutional Money Market Fund and from 0.40% to 0.30% for Institutional Government Money Market Fund. These waivers will continue until at least December 1, 2008. The expense waivers shown reflect the application of such reductions. The expense waivers are detailed in the Statement of Additional Information.

 EXAMPLES:
 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Funds' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                 1 Year    3 Years   5 Years    10 Years
                                                 ----------------------------------------
  Institutional Money Market Fund - Service
    Shares
  Institutional Government Money Market Fund -
  Service Shares


                                                          Risk/return summary  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Funds' principal investment strategies, as well as certain risks of investing in the Funds.

   The Funds are subject to certain specific SEC rule requirements. Among other things, the Funds are limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended).

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

TYPES OF INVESTMENTS

   INSTITUTIONAL MONEY MARKET FUND

   The Fund invests primarily in:

   - high quality debt obligations

   - obligations of financial institutions

   The Fund may also invest (to a lesser degree) in:

   - U.S. Government securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - municipal securities

   - preferred stock that, in conjunction with a demand feature, is the functional equivalent of a money market investment

   DEBT OBLIGATIONS
   The Fund may invest in U.S. dollar-denominated debt obligations. Debt obligations include:

   - commercial paper

   - notes and bonds

   - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party, or solely by the unsecured promise of the issuer to make payments when due)

   - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

   OBLIGATIONS OF FINANCIAL INSTITUTIONS

   Examples of obligations of financial institutions include:

   - negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total

 10  Janus Adviser Series
     assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

   - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.)

   - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest

   Foreign, Eurodollar (and, to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

   The Fund invests exclusively in:

   - U.S. Government Securities (securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities)

   - repurchase agreements secured by U.S. Government Securities

COMMON INVESTMENT TECHNIQUES

   The following is a description of other investment techniques that the Funds may use:

   PARTICIPATION INTERESTS
   A participation interest gives a Fund a proportionate, undivided interest in underlying debt securities and usually carries a demand feature.

   DEMAND FEATURES
   Demand features give a Fund the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security or preferred stock, enhance the instrument's credit quality, and provide a source of liquidity.

   Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity

                                   Principal investment strategies and risks  11
   of the Funds' investments may be dependent in part on the credit quality of the banks supporting the Funds' investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

   VARIABLE AND FLOATING RATE SECURITIES
   Institutional Money Market Fund may invest in securities which have variable or floating rates of interest. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

   MORTGAGE- AND ASSET-BACKED SECURITIES

   The Funds may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Institutional Money Market Fund may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases, or credit card receivables.


   Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

   SECURITIES LENDING
   The Funds may seek to earn additional income through securities lending. The Funds may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   REPURCHASE AGREEMENTS
   Each Fund may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon

 12  Janus Adviser Series
   price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

   If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

                                   Principal investment strategies and risks  13

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds' investment portfolios and furnishes continuous advice and recommendations concerning the Funds' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of each Fund.


   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds, and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.


   Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.


   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with

 14  Janus Adviser Series
   an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class (including classes of shares of the Institutional Money Market Funds), with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for Service Shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds. Please contact your Financial Institution for details on such arrangements.


MANAGEMENT EXPENSES

   Pursuant to the Investment Advisory Agreements, Janus Capital furnishes continuous advice and recommendations concerning each Fund's investments. Each of the Funds has agreed to compensate Janus Capital for its advisory services by the monthly payment of a fee at the annual rate shown in the table below of the value of the average daily net assets of each Fund.


                                                    Contractual               Actual Investment
                              Average Daily         Investment                 Advisory Fee (%)
                                Net Assets      Advisory Fee (%)(1)       (for the fiscal year ended
Fund Name                        of Fund           (annual rate)                July 31, 2007)
----------------------------------------------------------------------------------------------------
   Institutional Money
     Market Fund             All Asset Levels          0.20
   Institutional Government
     Money Market Fund       All Asset Levels          0.20
----------------------------------------------------------------------------------------------------


(1) Janus Capital has contractually agreed to waive one-half of its investment advisory fee through at least December 1, 2008. Application of this waiver and its effect on annual fund operating expenses is reflected in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.




   A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janusintech.com/cash.


                                                     Management of the Funds  15

   The Funds have entered into an Administration Agreement with Janus Capital where Janus Capital is compensated for providing administrative, compliance, and accounting services including custody and transfer agency services. Janus Capital may use all or a portion of its administrative fee to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions may provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, providing tax information, and providing similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.



   Depository institutions (such as a commercial bank or savings and loan association) may be subject to federal and various state laws regarding the administrative services described above and may be required to register as broker-dealers pursuant to federal and/or state law.


 16  Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGERS


CRAIG JACOBSON, CFA

--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, both of which he has co-managed since April 2007. Mr. Jacobson is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1995 and became a money market trader in 1997. He holds a Bachelor of Science degree in Finance and a Master of Science degree in Finance from the University of Illinois. Mr. Jacobson and J. Eric Thorderson are jointly and primarily responsible for the day-to-day management of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Jacobson holds the Chartered Financial Analyst designation.




J. ERIC THORDERSON, CFA
--------------------------------------------------------------------------------

     is Executive Vice President and Co-Portfolio Manager of Institutional Money Market Fund and Institutional Government Money Market Fund, which he has co-managed since their inception. Mr. Thorderson is also Executive Vice President and Co-Portfolio Manager of Janus Money Market Fund and Janus Government Money Market Fund, which he has managed or co-managed since February 1999 and February 2004, respectively. In addition, he is Portfolio Manager of other Janus accounts. Mr. Thorderson joined Janus Capital in 1996 as a money market analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master's degree in Business Administration from the University of Illinois. Mr. Thorderson and Craig Jacobson are jointly and primarily responsible for the day-to-day management of Institutional Money Market Fund and Institutional Government Money Market Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Thorderson holds the Chartered Financial Analyst designation.


                                                     Management of the Funds  17

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   Each Fund currently offers five classes of shares. This Prospectus only describes the Service Shares of the Funds. Premium Shares, Primary Shares, Select Shares, and Service Shares of the Funds are available to banks and other Financial Institutions, as well as certain broker-dealers for Premium Shares, that meet minimum investment requirements in connection with trust accounts, cash management programs, and similar programs. Institutional Shares of the Funds are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements.


   Not all Financial Institutions offer each of these share classes. IF YOUR FINANCIAL INSTITUTION OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information, please call 1-800-29JANUS (1-800-295-2687).

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al.,

 18  Janus Adviser Series

   U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  19

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUNDS


   The Funds are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 20  Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  21

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month.


   Shares purchased by wire on a day which the New York Stock Exchange ("NYSE") and the Federal Reserve Banks are open ("bank business day") will receive that day's dividend if the purchase request is received prior to 5:00 p.m. (New York time). The Funds' transfer agent must receive payment in federal funds by 6:00 p.m. (New York time). Otherwise, such Shares begin to accrue dividends on the first bank business day following receipt of the order. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution.



   Redemption requests received on any particular day will generally receive dividends declared through the day of redemption. However, requests for wire redemptions that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be wired to the predesignated account on that day and that day's dividend will not be received. Requests for wire redemptions that are received after 5:00 p.m. will include that day's dividend, but will generally be processed and wired the next bank business day. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution.


   The Funds reserve the right to require purchase and redemption requests and payments prior to these times on days when the bond market or NYSE close early.


   Dividends and capital gain distributions are automatically reinvested in Shares. To receive distributions in cash, please contact your Financial Institution.


   TAXES ON DISTRIBUTIONS


   Distributions for the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax and except for Shares held in a qualified retirement account), whether such distributions are received in cash or are reinvested in additional Shares. Generally, account tax information will be made available to shareholders or to Financial Institutions who will forward the information to their customers for tax purposes on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Because the Funds are money market


 22  Janus Adviser Series
   funds, they do not anticipate distributing capital gains or qualified dividend income.

   Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders should consult their own tax adviser regarding exemption from any applicable state and local tax, as well as the tax treatment of any dividends or distributions from the Shares.


   Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your Financial Institution.

   The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUNDS

   The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice.

                                                     Distributions and taxes  23

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through Financial Institutions in connection with trust accounts, cash management programs, and similar programs. YOUR FINANCIAL INSTITUTION WILL PROVIDE YOU WITH INSTRUCTIONS ON PURCHASING, EXCHANGING, OR REDEEMING SHARES.

   The Financial Institutions are responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between the Financial Institutions and their customers. The Funds are not responsible for the failure of any Financial Institution to carry out its obligations to its customers.

   With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

PRICING OF FUND SHARES


   The net asset value of the Shares is normally calculated as of 5:00 p.m. (New York time) each day that the NYSE is open. However, the net asset value may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. In addition, the Funds reserve the right to remain open on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday). The net asset value ("NAV") per share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of a Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.


   ADMINISTRATIVE SERVICES FEE
   Each Fund has entered into an Administration Agreement with Janus Capital to provide, or arrange for the provision of, administrative, compliance, and accounting services, including custody and transfer agency services, at an annual rate of up to 0.40% of the average daily net assets of each Fund's Service Shares. Janus Capital has agreed to contractual waivers for Service Shares limiting these fees to 0.33% for Institutional Money Market Fund and 0.30% for Institutional Government Money Market Fund. The waivers will be in effect until at least December 1, 2008. Janus Capital may compensate Financial Institutions for providing administrative services to their customers who invest in the Shares.



 24  Janus Adviser Series

PURCHASES


   Purchases of Fund Shares may be made only through accounts of Financial Institutions in connection with trust accounts, cash management programs, and similar programs. Your Financial Institution will provide you with instructions on purchasing Shares. The following information applies to purchase orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for purchase orders from you to your Financial Institution. Purchase requests received from a Financial Institution before 5:00 p.m. (New York time) on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive dividends declared on the purchase date (the daily yield for the Funds is calculated after that time). In addition, the Funds' transfer agent must receive payment from the Financial Institution in federal funds by 6:00 p.m. (New York time). If payment on a purchase order is not received by this time, the purchase may be canceled. You may be responsible for any losses or expenses incurred by the Fund, Janus Capital, Janus Services LLC, or Janus Distributors LLC, and the Funds can redeem Shares you own in this or another identically registered Janus fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment. The Funds also reserve the right to require purchase requests and payments from the Financial Institution prior to these times on days when the bond market or the NYSE close early. Purchase orders received after these times will receive the dividend declared the following day. The Funds reserve the right to accept purchase requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   The Financial Institutions may impose charges and restrictions different from those imposed by the Funds. The Financial Institutions may also require different minimum initial and subsequent investments than required by the Funds.

   The Janus funds' excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Service Shares of each Fund is $250,000. The Funds, at their discretion, reserve the right to change the amount of this minimum from time to time or to waive it in whole or in part.

                                                         Shareholder's guide  25

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your Financial Institution to withdraw the amount of your investment from your bank account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

EXCHANGES


   The Janus funds include several funds with a variety of investment objectives. You may generally exchange Shares for shares of the same class of any other fund in the Trust offered through your Financial Institution. Contact your Financial Institution for information and instructions to exchange into other Janus funds. There are certain procedures which should be followed to effect the transfer of the entire or partial balance in your account to one of the other Janus funds. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time. The Janus funds' excessive trading policies generally do not apply to a money market fund, although the money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.


REDEMPTIONS


   Redemptions, like purchases, may be effected only through the accounts of participating Financial Institutions. Your Financial Institution will provide you with instructions on redeeming shares. The following information applies to redemption orders from Financial Institutions to Janus Capital. Please check with your Financial Institution directly for deadlines for redemption orders from you to your Financial Institution. If a request for a redemption is received from a Financial Institution by 5:00 p.m. (New York time) on a bank business day, Shares will be redeemed and the redemption amount wired in federal funds to the Financial Institution's account that day. Redemption requests received by 5:00 p.m. will receive that day's NAV, but will generally not include that day's dividends. Redemption requests received after 5:00 p.m. (New York time) will include that day's dividends, but will be processed as of the next business day's NAV and will generally be wired the next business day. The Funds reserve the right to require redemption requests prior to these times on days when the bond market or NYSE close early. The Funds reserve the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   REDEMPTIONS IN-KIND

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order

 26  Janus Adviser Series
   to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your Financial Institution to redeem a specified amount from your account on a day or days you specify. Not all Financial Institutions offer this plan. Contact your Financial Institution for details.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day


                                                         Shareholder's guide  27
     lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds' SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund's investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 28  Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]


   The financial highlights tables are intended to help you understand the Funds' financial performance through the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Fund Share.


   Institutional Money Market Fund and Institutional Government Money Market Fund commenced operations on February 23, 2007, after the reorganization of the Service Shares of Janus Money Market Fund and Janus Government Money Market Fund (the "predecessor funds") into each respective Fund. For Institutional Money Market Fund and Institutional Government Money Market Fund, the financial highlights shown are for the Service Shares of the respective predecessor fund. The predecessor funds had a fiscal year end of October 31. Following the reorganization, the Funds changed their fiscal year end to July 31.



   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Service Shares of the Funds (assuming reinvestment of all dividends and distributions).


                                                        Financial highlights  29

INSTITUTIONAL MONEY MARKET FUND - SERVICE SHARES
                                                Janus Institutional
                                                Money Market Fund -                Janus Money Market Fund -
                                                 Service Shares(1)                       Service Shares
-----------------------------------------------------------------------------------------------------------------------
                                                   Period ended
                                                      July 31                        Years ended October 31
                                                      2007(2)             2006         2005         2004         2003
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $1.00        $1.00        $1.00        $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                               0.04         0.03         0.01         0.01
 Net gain/(loss) on securities                                                --(3)        --(3)        --(3)        --(3)
 Total from investment operations                                           0.04         0.03         0.01         0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)                                   (0.04)       (0.03)       (0.01)       (0.01)
 Distributions (from capital gains)                                           --(3)        --(3)        --(3)        --(3)
 Total distributions                                                      (0.04)       (0.03)       (0.01)       (0.01)
 NET ASSET VALUE, END OF PERIOD                                            $1.00        $1.00        $1.00        $1.00
 Total return                                                              4.56%        2.58%        0.92%        0.96%
 Net assets, end of period (in thousands)                                $34,407      $26,849      $25,731      $60,326
 Average net assets for the period (in
  thousands)                                                             $26,778      $22,738      $36,421      $68,106
 Ratio of expenses to average net assets(4)                                0.43%(5)     0.43%(5)     0.43%(5)     0.43%(5)
 Ratio of net investment income/(loss) to
  average net assets                                                       4.48%        2.59%        0.88%        0.95%
-----------------------------------------------------------------------------------------------------------------------



(1) Effective February 23, 2007, Janus Money Market Fund - Service Shares was reorganized into Janus Institutional Money Market Fund - Service Shares.


(2) For the seven month fiscal period ended July 31, 2007.

(3) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005, and 2004.

(5) The ratio was [    ] in 2007, 0.60% in 2006, 0.60% in 2005, 0.60% in 2004,
    and 0.60% in 2003 before waiver of certain fees incurred by the Fund.


 30  Janus Adviser Series

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SERVICE SHARES
                                               Janus Institutional
                                                   Government
                                               Money Market Fund -               Janus Government Money Market Fund -
                                                Service Shares(1)                           Service Shares
------------------------------------------------------------------------------------------------------------------------------
                                                  Period ended
                                                     July 31                            Years ended October 31
                                                     2007(2)              2006           2005           2004           2003
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                                               0.04           0.03           0.01           0.01
 Net gain/(loss) on securities                                                --             --(3)          --(3)          --
 Total from investment operations                                           0.04           0.03           0.01           0.01
 LESS DISTRIBUTIONS:
 Dividends (from net investment income)                                   (0.04)         (0.03)         (0.01)         (0.01)
  Distributions (from capital gains)                                          --             --(3)          --(3)          --
 Total distributions                                                      (0.04)         (0.03)         (0.01)         (0.01)
 NET ASSET VALUE, END OF PERIOD                                            $1.00          $1.00          $1.00          $1.00
 Total return                                                              4.52%          2.55%          0.88%          0.92%
 Net assets, end of period (in thousands)                               $165,479       $129,083       $142,856       $190,913
 Average net assets for the period (in
  thousands)                                                            $143,637       $140,016       $164,773       $189,811
 Ratio of expenses to average net assets(4)                                0.41%(5)       0.41%(5)       0.40%(5)       0.40%(5)
 Ratio of net investment income/(loss) to
  average net assets                                                       4.44%          2.49%          0.87%          0.91%
------------------------------------------------------------------------------------------------------------------------------



(1) Effective February 23, 2007, Janus Government Money Market Fund - Service Shares was reorganized into Janus Institutional Government Money Market Fund - Service Shares.


(2) For the seven month fiscal period ended July 31, 2007.

(3) Net gain/(loss) on securities and/or distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01% for the fiscal year ended 2006, 2005 and 2004.

(5) The ratio was [    ] in 2007, 61% in 2006, 0.61% in 2005, 0.60% in 2004, and
    0.60% in 2003 before waiver of certain fees incurred by the Fund.


                                                        Financial highlights  31

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 32

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                                                                              33

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 34

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                                                                              35

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 36

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


                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-29JANUS (1-800-295-2687). The Funds' Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janusintech.com/cash. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports. In the Funds' annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.


                  The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds' Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090).
                  Information on the operation of the Public
                  Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)


                                www.janusintech.com/cash


                                PO Box 173375
                                Denver, CO 80217-3375
                                1-800-29JANUS

            The Trust's Investment Company Act File No. is 811-9885.

                         [           ], 2007

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                       JANUS ADVISER GLOBAL RESEARCH FUND

                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Research Fund ("Global Research Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Research Fund.......................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    8
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10
       General portfolio policies...............................   13

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   16
       Management expenses......................................   18
       Investment personnel.....................................   21

    OTHER INFORMATION...........................................   23

    DISTRIBUTIONS AND TAXES.....................................   27

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   30
       Choosing a share class...................................   32
       Distribution, servicing, and networking fees.............   33
       Purchases................................................   34
       Exchanges................................................   38
       Redemptions..............................................   39
       Excessive trading........................................   41
       Shareholder communications...............................   45

    FINANCIAL HIGHLIGHTS........................................   46

    GLOSSARY OF INVESTMENT TERMS................................   47


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL RESEARCH FUND



   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 2 Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Fund may seek to earn additional income through securities lending.
   There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 4 Janus Adviser Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund. Expense information shown reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class A Shares and Class C Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  5

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A    Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2)   N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of
  original purchase price or redemption proceeds)...........  None(3)    1.00%(4)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                             Total Annual             Net Annual
                                                                                                 Fund                    Fund
                                           Management   Distribution/Service      Other       Operating     Expense    Operating
                                             Fee(5)       (12b-1) Fees(6)      Expenses(7)   Expenses(8)    Waivers   Expenses(8)
  Global Research Fund(9) -
     Class A                                 0.64%             0.25%
     Class C                                 0.64%             1.00%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.
  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.

  (5) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.

  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waivers shown reflect the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 6 Janus Adviser Series

 (9) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

--------------------------------------------------------------------------------

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. All of the examples assume that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                                1 Year(1)(2)   3 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                               ----------------------------
    Global Research Fund(4) - Class A



                                                                 1 Year(5)      3 Years(3)
  IF CLASS C SHARES ARE REDEEMED:                               ----------------------------
    Global Research Fund(4) - Class C



                                                                1 Year(1)(3)   3 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:                           ----------------------------
    Global Research Fund(4) - Class A



                                                                 1 Year(3)      3 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:                           ----------------------------
    Global Research Fund(4) - Class C


  (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Fund. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
  (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (3) Contingent deferred sales charge not applicable
  (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.
  (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.
  Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.

                                                          Risk/return summary  7

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the investment personnel believe that common stocks will appreciate in value. The investment personnel generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the investment personnel find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


 8 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize investments in companies of any particular size.

RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 10 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.


4. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to


                                   Principal investment strategies and risks  11
   close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


5. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Adviser Series

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested. For example, when the investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The

                                   Principal investment strategies and risks  13

   Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the investment personnel. Changes are made in the Fund's portfolio whenever the investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not

 14 Janus Adviser Series
   registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  15

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 16 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  17

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                        Actual Investment
                                                     Performance      Advisory Fee (%) (for
                                                      Hurdle vs.      the fiscal year ended
Fund Name                            Base Fee(1)   Benchmark Index       July 31, 2007)
-------------------------------------------------------------------------------------------
   Global Research Fund               0.64               +/-6.00%              N/A(2)
-------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.

(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 18 Janus Adviser Series

   GLOBAL RESEARCH FUND



   For Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                               Benchmark Index
-------------------------------------------------------------------------------
   Global Research Fund                                 MSCI World Growth Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                      Management of the Fund  19
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 20 Janus Adviser Series

INVESTMENT PERSONNEL


RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's investment personnel is included in the SAI.

                                                      Management of the Fund  21

PERFORMANCE OF COMPARABLE ACCOUNT




   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


 22 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

                                                           Other information  23
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


 24 Janus Adviser Series
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


                                                           Other information  25

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 26 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

                                                     Distributions and taxes  27
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


 28 Janus Adviser Series

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  29

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by the Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 30 Janus Adviser Series
   and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  31

   The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

   The Fund has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

 32 Janus Adviser Series

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Fund may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:

    Class                                                         12b-1 Fee for the Fund
    -------------------------------------------------------------------------------------
    Class A Shares                                                         0.25%
    Class C Shares                                                         1.00%(1)

   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.

   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain

                                                         Shareholder's guide  33
   circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Fund that are processed through the NSCC or similar systems. These fees are paid by each Class of the Fund to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

 34 Janus Adviser Series

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares. The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

                                                         Shareholder's guide  35

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
                Amount of Purchase at Offering Price              Price(1)     Invested
    Under $50,000                                                   5.75%        6.10%
    $50,000 but under $100,000                                      4.50%        4.71%
    $100,000 but under $250,000                                     3.50%        3.63%
    $250,000 but under $500,000                                     2.50%        2.56%
    $500,000 but under $1,000,000                                   2.00%        2.04%
    $1,000,000 and above                                            None(2)      None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide

 36 Janus Adviser Series
   documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under

                                                         Shareholder's guide  37
   age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund's shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

 38 Janus Adviser Series

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund's Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its

                                                         Shareholder's guide  39
   discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

   CDSC WAIVERS

   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

 40 Janus Adviser Series

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes).

                                                         Shareholder's guide  41

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic

 42 Janus Adviser Series
   purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the

                                                         Shareholder's guide  43

   Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.


 44 Janus Adviser Series

   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.



SHAREHOLDER COMMUNICATIONS


   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

 46 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  47

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 48 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  49
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 50 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  51
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 52 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  53

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 54

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                                  [           ], 2007



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                       JANUS ADVISER GLOBAL RESEARCH FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Research Fund ("Global Research Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Research Fund.......................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    8
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10
       General portfolio policies...............................   13

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   16
       Management expenses......................................   18
       Investment personnel.....................................   21

    OTHER INFORMATION...........................................   23

    DISTRIBUTIONS AND TAXES.....................................   28

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   31
       Networking fees..........................................   33
       Purchases................................................   33
       Exchanges................................................   34
       Redemptions..............................................   35
       Redemption fee...........................................   36
       Excessive trading........................................   37
       Shareholder communications...............................   41

    FINANCIAL HIGHLIGHTS........................................   43

    GLOSSARY OF INVESTMENT TERMS................................   44


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL RESEARCH FUND



   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 2 Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Fund may seek to earn additional income through securities lending.
   There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 4 Janus Adviser Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class I Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares. However, if you sell Class I Shares of the Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  5

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                       Class I
Sales Charges........................................................................  None
Redemption fee on Shares held for three months or less (as a % of amount redeemed).
  Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less............................................................................  2.00%(2)(3)
Exchange fee.........................................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                 Total Annual             Net Annual
                                                                     Fund                    Fund
                                     Management      Other        Operating     Expense    Operating
                                       Fee(4)     Expenses(5)    Expenses(6)    Waivers   Expenses(6)
    Global Research Fund(7) - Class
      I                                0.64%             %               %            %           %


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class I Shares from the Fund held for three months or less may be subject to the Fund's 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.


 (5) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (6) Annual Fund Operating Expenses are stated both with and without a contractual expense waiver by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 (7) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


 6 Janus Adviser Series

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                ------------------
  Global Research Fund(1) - Class I                              $         $


 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.
--------------------------------------------------------------------------------

                                                          Risk/return summary  7

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the investment personnel believe that common stocks will appreciate in value. The investment personnel generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the investment personnel find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


 8 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize investments in companies of any particular size.

RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 10 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.


4. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to


                                   Principal investment strategies and risks  11
   close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


5. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Adviser Series

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested. For example, when the investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The

                                   Principal investment strategies and risks  13

   Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the investment personnel. Changes are made in the Fund's portfolio whenever the investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not

 14 Janus Adviser Series
   registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  15

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 16 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  17

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                       Actual Investment
                                                                       Advisory Fee (%)
                                                   Performance               (for
                                                    Hurdle vs.       the fiscal year ended
Fund Name                      Base Fee(1)       Benchmark Index        July 31, 2007)
------------------------------------------------------------------------------------------
   Global Research Fund           0.64            +/- 6.00%                   N/A(2)
------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 18 Janus Adviser Series

   GLOBAL RESEARCH FUND



   For Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                               Benchmark Index
-------------------------------------------------------------------------------
   Global Research Fund                                 MSCI World Growth Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                      Management of the Fund  19
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 20 Janus Adviser Series

INVESTMENT PERSONNEL


RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's investment personnel is included in the SAI.

                                                      Management of the Fund  21

PERFORMANCE OF COMPARABLE ACCOUNT



   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


 22 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/ endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction

                                                           Other information  23
   becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

 24 Janus Adviser Series
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


                                                           Other information  25

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


 26 Janus Adviser Series

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  27

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

 28 Janus Adviser Series
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


                                                     Distributions and taxes  29

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 30 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agent. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on

                                                         Shareholder's guide  31
   which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed

 32 Janus Adviser Series
   through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

NETWORKING FEES

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Fund that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Fund to Janus Services LLC, which uses such fees to reimburse intermediaries.



PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain

                                                         Shareholder's guide  33
   financial intermediaries' institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with the Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Fund held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after


 34 Janus Adviser Series

     February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Fund may make up to four round trips in the Fund in a 12-month period, although the Fund at all times reserves the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of the Fund (by any means) followed by a purchase back into the Fund (by any means). The Fund will work with intermediaries to apply the Fund's exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

                                                         Shareholder's guide  35

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with the Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.


   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

 36 Janus Adviser Series

   (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the

                                                         Shareholder's guide  37
   intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes); and

   - exchange limitations (for accounts held directly with the Fund) as described under "Exchanges."

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Fund may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in the Fund in a 12-month period. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's

 38 Janus Adviser Series
   excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.


   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not


                                                         Shareholder's guide  39
   invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.


   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.


   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public


 40 Janus Adviser Series

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other

                                                         Shareholder's guide  41
   information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) to obtain these reports. The Trust's fiscal year ends July 31.

 42 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

                                                        Financial highlights  43

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 44 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  45

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 46 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  47

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 48 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  49

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 50 Janus Adviser Series

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                                                                              51

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         [           ], 2007

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                       JANUS ADVISER GLOBAL RESEARCH FUND

                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Research Fund ("Global Research Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Research Fund.......................    2

    FEES AND EXPENSES...........................................    5

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    8
       Risks....................................................    9
       Frequently asked questions about certain risks...........   10
       General portfolio policies...............................   13

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   16
       Management expenses......................................   18
       Investment personnel.....................................   21

    OTHER INFORMATION...........................................   23

    DISTRIBUTIONS AND TAXES.....................................   27

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   30
       Distribution and service fees............................   32
       Purchases................................................   32
       Exchanges................................................   33
       Redemptions..............................................   34
       Redemption fee...........................................   35
       Excessive trading........................................   36
       Shareholder communications...............................   40

    FINANCIAL HIGHLIGHTS........................................   41

    GLOSSARY OF INVESTMENT TERMS................................   42


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL RESEARCH FUND



   Global Research Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL RESEARCH FUND seeks long-term growth of capital.


   The Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


   The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets.



   Janus Capital's equity research analysts (the "Research Team") select investments for the Fund which represent their high conviction investment ideas in all market capitalizations, styles and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on "bottom up" research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high conviction ideas to their respective sector teams. Sector teams compare the appreciation potential of each of the team's high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.



   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk/reward opportunity or if the investment's fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.


 2 Janus Adviser Series

   Janus Capital's Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, if the Research Team does not have high conviction in enough investment opportunities, the Fund's uninvested assets may be held in cash or similar instruments.



   Within the parameters of its specific investment policies, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.


MAIN INVESTMENT RISKS

   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.

   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.


   The Fund may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the Morgan Stanley Capital International ("MSCI") World Growth Index. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


 4 Janus Adviser Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Fund. Expense information shown reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares. However, if you sell Class S Shares of the Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


                                                          Risk/return summary  5

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                         Total Annual             Net Annual
                                                            Distribution                     Fund                    Fund
                                               Management     (12b-1)         Other       Operating     Expense    Operating
                                                 Fee(4)       Fees(5)      Expenses(6)   Expenses(7)    Waivers   Expenses(7)
   Global Research Fund(8) - Class S             0.64%         0.25%              %              %           %           %


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class S Shares from the Fund held for three months or less may be subject to the Fund's 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.

 (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (6) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (7) Annual Fund Operating Expenses are stated both with and without a contractual expense waiver by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information


 6 Janus Adviser Series

 (8) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Global Research Fund(1) - Class S                              $         $


 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.
--------------------------------------------------------------------------------

                                                          Risk/return summary  7

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the investment personnel believe that common stocks will appreciate in value. The investment personnel generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the investment personnel's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the investment personnel find a better investment opportunity. The Fund may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments may be incidental to its investment objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The investment personnel seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


 8 Janus Adviser Series

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Fund does not emphasize investments in companies of any particular size.

RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.


   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


                                    Principal investment strategies and risks  9

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 10 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

3. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.


4. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to


                                   Principal investment strategies and risks  11
   close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.


   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


5. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund's investments, if any, in multiple companies in a particular industry increase the Fund's exposure to industry risk.

6. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 12 Janus Adviser Series

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION

   The Fund may not always stay fully invested. For example, when the investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.


   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The

                                   Principal investment strategies and risks  13

   Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the investment personnel. Changes are made in the Fund's portfolio whenever the investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)


   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS
   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not

 14 Janus Adviser Series
   registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  15

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 16 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  17

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                       Actual Investment
                                                   Performance       Advisory Fee (%) (for
                                                   Hurdle vs.        the fiscal year ended
Fund Name                     Base Fee(1)        Benchmark Index        July 31, 2007)
------------------------------------------------------------------------------------------
   Global Research Fund          0.64            +/- 6.00%                    N/A(2)
------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.

(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.



 18 Janus Adviser Series

   GLOBAL RESEARCH FUND



   For Global Research Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                                               Benchmark Index
-------------------------------------------------------------------------------
   Global Research Fund                                 MSCI World Growth Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                      Management of the Fund  19
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 20 Janus Adviser Series

INVESTMENT PERSONNEL


RESEARCH TEAM

--------------------------------------------------------------------------------

     The Research Team selects investments for Janus Adviser Global Research Fund, and has done so since its inception. James P. Goff, CFA, is Janus Capital's Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's investment personnel is included in the SAI.

                                                      Management of the Fund  21

PERFORMANCE OF COMPARABLE ACCOUNT




   JANUS ADVISER GLOBAL RESEARCH FUND COMPARABLE ACCOUNT



   [TO BE UPDATED BY AMENDMENT]



   PERFORMANCE OF JANUS GLOBAL RESEARCH COMPOSITE


   The following chart shows the historical performance of the Janus Global Research Composite (the "Composite"), which consists of an account managed by the Research Team that has an investment objective, policies, and strategies substantially similar to Janus Adviser Global Research Fund. The presentation is intended to reflect the investment capabilities of the investment personnel, but should not be a substitute for and is not intended to reflect an indication of the future performance of the Fund. Total returns represent the performance of the Composite and not the Fund.



   The MSCI World Growth Index is the benchmark index for the Fund and the Composite. In addition, the Russell 1000(R) Index is a secondary benchmark for the Composite.



   As of [          ], the Composite consisted of [          ] advisory account,
   [which is a mutual fund portfolio]. As of this date, the total assets of the
   Composite were approximately $[          ].



   Composite performance shown reflects the deduction of advisory fees and transaction costs charged to the account in the Composite and reflects the reinvestment of dividends and other earnings. The Fund's fees and expenses are generally expected to be higher than those reflected in the Composite. Therefore, if the account in the Composite was subject to the fees and expenses payable by the Fund, performance of the Composite for the periods shown would have been lower.



                                   Average annual total return for periods ended [ ]
                                   -------------------------------------------------
                                                                             Since
                                                                  1 year   Inception
    Janus Global Research Composite(1)                                 %         %
    MSCI World Growth Index(2)                                         %         %
    Russell 1000(R) Index(3)                                           %         %
                                                                  -----------------



   (1) The inception date of the Composite was February 25, 2005.


   (2) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (3) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


 22 Janus Adviser Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers four classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

                                                           Other information  23
   whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


 24 Janus Adviser Series
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


                                                           Other information  25

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


 26 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

                                                     Distributions and taxes  27
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.


 28 Janus Adviser Series

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  29

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agent. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

 30 Janus Adviser Series
   and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers.

                                                         Shareholder's guide  31

   The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

 32 Janus Adviser Series
   certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

                                                         Shareholder's guide  33
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Fund held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

 34 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.


   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  35

   (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal

 36 Janus Adviser Series
   the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes).

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail,

                                                         Shareholder's guide  37
   prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV

 38 Janus Adviser Series
   of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six


                                                         Shareholder's guide  39
     business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 40 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

                                                         Shareholder's guide  41

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 42 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  43

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 44 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  45

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 46 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  47

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 48 Janus Adviser Series

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                                                                              49

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                                  [           ], 2007



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                     JANUS ADVISER GLOBAL REAL ESTATE FUND

                                 CLASS A SHARES
                                 CLASS C SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Real Estate Fund ("Global Real Estate Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class A Shares and Class C Shares (the "Shares") are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Real Estate Fund....................    2

    FEES AND EXPENSES...........................................    6

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    9
       Risks....................................................   11
       Frequently asked questions about certain risks...........   12
       General portfolio policies...............................   18

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   22
       Management expenses......................................   24
       Investment personnel.....................................   27

    OTHER INFORMATION...........................................   28

    DISTRIBUTIONS AND TAXES.....................................   32

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   35
       Choosing a share class...................................   37
       Distribution, servicing, and networking fees.............   38
       Purchases................................................   39
       Exchanges................................................   43
       Redemptions..............................................   44
       Excessive trading........................................   46
       Shareholder communications...............................   50

    FINANCIAL HIGHLIGHTS........................................   51

    GLOSSARY OF INVESTMENT TERMS................................   52


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.


   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to


 2 Janus Adviser Series
   financing real estate. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by


                                                          Risk/return summary  3
   the Fund. Real estate-related companies are also generally sensitive to interest rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.



   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

 4 Janus Adviser Series

   The Fund may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


                                                          Risk/return summary  5

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class A Shares or Class C Shares of the Fund. Expense information shown reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class A Shares and Class C Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees.


   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 6 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class A    Class C
Maximum Sales Charge (load) Imposed on Purchases (as a % of
  offering price)...........................................  5.75%(2)   N/A
Maximum Deferred Sales Charge (load) (as a % of the lower of
  original purchase price or redemption proceeds)...........  None(3)    1.00%(4)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                             Total Annual             Net Annual
                                                                                                 Fund                    Fund
                                           Management   Distribution/Service      Other       Operating     Expense    Operating
                                             Fee(5)       (12b-1) Fees(6)      Expenses(7)   Expenses(8)    Waivers   Expenses(8)
  Global Real Estate Fund(9) -
     Class A                                 0.75%             0.25%
     Class C                                 0.75%             1.00%


   * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

  (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

  (2) Sales charge may be waived for certain investors.
  (3) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
  (4) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.

  (5) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.

  (6) Includes a shareholder servicing fee of up to 0.25% for Class C Shares. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (7) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


  (8) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waivers shown reflect the application of such limit. The expense limit is detailed in the Statement of Additional Information.


                                                          Risk/return summary  7

  (9) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

 EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. All of the examples assume that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions without a sales charge. The examples also assume that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. The first example assumes that you redeem all of your Shares at the end of each period. The second example assumes that you keep your Shares. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:



                                                                1 Year(1)(2)   3 Years(1)(3)
  IF CLASS A SHARES ARE REDEEMED:                               ----------------------------
    Global Real Estate Fund(4) - Class A



                                                                 1 Year(5)      3 Years(3)
  IF CLASS C SHARES ARE REDEEMED:                               ----------------------------
    Global Real Estate Fund(4) - Class C



                                                                1 Year(1)(3)   3 Years(1)(3)
  IF CLASS A SHARES ARE NOT REDEEMED:                           ----------------------------
    Global Real Estate Fund(4) - Class A



                                                                 1 Year(3)      3 Years(3)
  IF CLASS C SHARES ARE NOT REDEEMED:                           ----------------------------
    Global Real Estate Fund(4) - Class C


 (1) Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Fund. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
 (2) A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. This sales charge is not reflected in the example.
 (3) Contingent deferred sales charge not applicable
 (4) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.
 (5) A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors.
 Ongoing expenses associated with Class C Shares, over time, may exceed those of Class A Shares.

 8 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


                                    Principal investment strategies and risks  9

3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 10 Janus Adviser Series

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.



RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

                                   Principal investment strategies and risks  11

   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than other funds.





   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.


1. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic


 12 Janus Adviser Series
   conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF THE FUND AFFECT THE FUND'S RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a

                                   Principal investment strategies and risks  13
   comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the Fund.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 14 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

                                   Principal investment strategies and risks  15

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

7. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


8. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


9. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect


 16 Janus Adviser Series
   its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.

10. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

                                   Principal investment strategies and risks  17

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


12. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested.

   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



 18 Janus Adviser Series

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)

                                   Principal investment strategies and risks  19

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

 20 Janus Adviser Series
   differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  21

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 22 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  23

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                        Actual Investment
                                                    Performance       Advisory Fee (%) (for
                                                    Hurdle vs.        the fiscal year ended
Fund Name                      Base Fee(1)        Benchmark Index        July 31, 2007)
-------------------------------------------------------------------------------------------
   Global Real Estate Fund         0.75           +/-4.00%                     N/A(2)
-------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 24 Janus Adviser Series

   GLOBAL REAL ESTATE FUND



   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                               Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund              FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                      Management of the Fund  25
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 26 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's portfolio manager is included in the SAI.

                                                      Management of the Fund  27

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. For more information about the difference between the two classes offered by this Prospectus, please refer to "Choosing a Share Class" in the Shareholder's Guide. If you would like additional information about Class I Shares or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be

 28 Janus Adviser Series
   reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the


                                                           Other information  29
   five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC,


 30 Janus Adviser Series

   U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  31

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

 32 Janus Adviser Series
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.


                                                     Distributions and taxes  33

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 34 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------


   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.


   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.

   The price you pay for purchases of Class A Shares and Class C Shares is the public offering price, which is the NAV next determined after your order is received in good order by the Fund or its agent, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  35
   and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers.

 36 Janus Adviser Series

   The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

   The Fund has four classes of shares. Class A Shares and Class C Shares are offered by this Prospectus. Class I Shares and Class S Shares are offered in separate prospectuses. For more information about these classes of shares and whether or not you are eligible to purchase these Shares, please call 1-800-525-0020. Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

   - how much you plan to invest;

   - how long you expect to own the shares;

   - the expenses paid by each class; and

   - whether you qualify for any reduction or waiver of any sales charges.

   You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

    Class A Shares
    Initial sales charge on purchases               Up to 5.75%(1)
    - Reduction of initial sales charge for
      purchases of $50,000 or more
    - Initial sales charge waived for purchases of
      $1 million or more

    Deferred sales charge (CDSC)                    None except on certain redemptions of
                                                    Shares purchased without an initial
                                                    sales charge(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                None
    Minimum aggregate account balance               None
    12b-1 fee                                       Up to 0.25% annual distribution fee;
                                                    lower annual operating expenses than
                                                    Class C Shares because of lower 12b-1
                                                    fee

   (1) May be waived under certain circumstances.

                                                         Shareholder's guide  37

    Class C Shares
    Initial sales charge on purchases               None
    Deferred sales charge (CDSC)                    1.00% on Shares redeemed within 12
                                                    months of purchase(1)
    Minimum initial investment                      $2,500
    Maximum purchase                                $500,000
    Minimum aggregate account balance               None
    12b-1 fee                                       1.00% annual fee (up to 0.75%
                                                    distribution fee and up to 0.25%
                                                    shareholder servicing fee); higher
                                                    annual operating expenses than Class
                                                    A Shares because of higher 12b-1 fee

   (1) May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND NETWORKING FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the "Class A Plan" and "Class C Plan," respectively), the Fund may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:

    Class                                                         12b-1 Fee for the Fund
    -------------------------------------------------------------------------------------
    Class A Shares                                                         0.25%
    Class C Shares                                                         1.00%(1)

   (1) Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.

   Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain

 38 Janus Adviser Series
   circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class A Shares and Class C Shares of the Fund that are processed through the NSCC or similar systems. These fees are paid by each Class of the Fund to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM AND MAXIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

                                                         Shareholder's guide  39

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares. The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   INITIAL SALES CHARGE

   CLASS A SHARES
   An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

 40 Janus Adviser Series

                                                                   Class A Sales Charge
                                                                    as a Percentage of
                                                                  ----------------------
                                                                  Offering    Net Amount
    Amount of Purchase at Offering Price                          Price(1)     Invested
    Under $50,000                                                   5.75%        6.10%
    $50,000 but under $100,000                                      4.50%        4.71%
    $100,000 but under $250,000                                     3.50%        3.63%
    $250,000 but under $500,000                                     2.50%        2.56%
    $500,000 but under $1,000,000                                   2.00%        2.04%
    $1,000,000 and above                                            None(2)      None

   (1) Offering price includes the initial sales charge.
   (2) A deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

   - 1.00% on amounts from $1,000,000 to $4,000,000;
   - plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
   - plus 0.25% on amounts over $10,000,000.

   The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

   QUALIFYING FOR A REDUCTION OR WAIVER OF CLASS A SHARES SALES CHARGE
   You may be able to lower your Class A Shares sales charge under certain circumstances. You can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

   Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares;
   (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

   In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under "Aggregating Accounts." You may need to provide

                                                         Shareholder's guide  41
   documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agent, or your financial intermediary may not retain this information.

   RIGHT OF ACCUMULATION. You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day's net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under "Aggregating Accounts," and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   LETTER OF INTENT. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

   AGGREGATING ACCOUNTS. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under

 42 Janus Adviser Series
   age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

   - trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

   - solely controlled business accounts; and

   - single participant retirement plans.

   To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

   You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund's shares, free of charge, and in a clear and prominent format, on our website at www.janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

                                                         Shareholder's guide  43

   WAIVER OF SALES CHARGES
   Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund's Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable contingent deferred sales charge ("CDSC") at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please see "Redemptions." While Class C Shares don't have any front-end sales charges, their higher annual operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable CDSC for Class A Shares and Class C Shares, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its

 44 Janus Adviser Series
   discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

   CLASS A SHARES AND CLASS C SHARES CDSC
   A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

   CDSC WAIVERS

   There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

   - Upon the death or disability of an account owner;

   - Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

   - Retirement plan shareholders taking required minimum distributions;

   - The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

                                                         Shareholder's guide  45

   - The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

   - If the Fund chooses to liquidate or involuntarily redeem shares in your account.

   To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

   REINSTATEMENT PRIVILEGE

   After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES


   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes).

 46 Janus Adviser Series

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic

                                                         Shareholder's guide  47
   purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the

 48 Janus Adviser Series

   Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.


                                                         Shareholder's guide  49

   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

 50 Janus Adviser Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

                                                         Shareholder's guide  51

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

 52 Janus Adviser Series

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

                                                Glossary of investment terms  53

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

 54 Janus Adviser Series
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

                                                Glossary of investment terms  55

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

 56 Janus Adviser Series
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


                                                Glossary of investment terms  57

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 58 Janus Adviser Series

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                                                                              59

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         [           ], 2007

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                     JANUS ADVISER GLOBAL REAL ESTATE FUND

                                 CLASS I SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Real Estate Fund ("Global Real Estate Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class I Shares (the "Shares") are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Real Estate Fund....................    2

    FEES AND EXPENSES...........................................    6

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    9
       Risks....................................................   11
       Frequently asked questions about certain risks...........   12
       General portfolio policies...............................   18

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   22
       Management expenses......................................   24
       Investment personnel.....................................   27

    OTHER INFORMATION...........................................   28

    DISTRIBUTIONS AND TAXES.....................................   33

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   36
       Networking fees..........................................   38
       Purchases................................................   38
       Exchanges................................................   39
       Redemptions..............................................   40
       Redemption fee...........................................   41
       Excessive trading........................................   42
       Shareholder communications...............................   46

    FINANCIAL HIGHLIGHTS........................................   48

    GLOSSARY OF INVESTMENT TERMS................................   49


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.




   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors' funds for investment primarily in


 2 Janus Adviser Series
   income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.




MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by the Fund. Real estate-related companies are also generally sensitive to interest


                                                          Risk/return summary  3
   rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.





   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

 4 Janus Adviser Series

   The Fund may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


                                                          Risk/return summary  5

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class I Shares of the Fund. Expense information shown reflects estimated annualized expenses, including networking and/or omnibus account expenses, that Class I Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class I Shares do not include sales charges when you buy or sell the Fund's Class I Shares. However, if you sell Class I Shares of the Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 6 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                    Class I
Sales Charges.......................................................................  None
Redemption fee on Shares held for three months or less (as a % of amount redeemed).
  Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less...........................................................................  2.00%(2)(3)
Exchange fee........................................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                 Total Annual             Net Annual
                                                                     Fund                    Fund
                                     Management      Other        Operating     Expense    Operating
                                       Fee(4)     Expenses(5)    Expenses(6)    Waivers   Expenses(6)
    Global Real Estate
      Fund(7) - Class I                0.75%             %               %            %


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class I Shares from the Fund held for three months or less may be subject to the Fund's 2.00% redemption fee. Effective for Class I Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.




 (5) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Other Expenses may include networking and/or omnibus account fees charged by intermediaries with respect to processing orders in Fund shares. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (6) Annual Fund Operating Expenses are stated both with and without a contractual expense waiver by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information.


 (7) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


                                                          Risk/return summary  7

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Global Real Estate Fund(1) - Class I                           $         $



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

--------------------------------------------------------------------------------

 8 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


                                    Principal investment strategies and risks  9

3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 10 Janus Adviser Series

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.



RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

                                   Principal investment strategies and risks  11

   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than other funds.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.


1. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic


 12 Janus Adviser Series
   conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF THE FUND AFFECT THE FUND'S RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a

                                   Principal investment strategies and risks  13
   comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the Fund.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 14 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

                                   Principal investment strategies and risks  15

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

7. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


8. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


9. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect


 16 Janus Adviser Series
   its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.

10. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

                                   Principal investment strategies and risks  17

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


12. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested.

   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



 18 Janus Adviser Series

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)

                                   Principal investment strategies and risks  19

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

 20 Janus Adviser Series
   differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  21

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 22 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  23

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                                        Actual Investment
                                                                     Performance      Advisory Fee (%) (for
                                                                      Hurdle vs.      the fiscal year ended
Fund Name                                       Base Fee(1)        Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------------------------
   Global Real Estate Fund                      0.75                 +/-4.00%                   N/A(2)
-----------------------------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.



(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 24 Janus Adviser Series

   GLOBAL REAL ESTATE FUND



   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                               Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund              FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or


                                                      Management of the Fund  25
   expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 26 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's portfolio manager is included in the SAI.

                                                      Management of the Fund  27

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   The Fund currently offers four classes of shares. Class I Shares are offered by this Prospectus. The Shares are offered only through the following types of financial intermediaries and to certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/ endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes.

   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, or Class S Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction

 28 Janus Adviser Series
   becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims

                                                           Other information  29
   brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.



   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus


 30 Janus Adviser Series

   Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at


                                                           Other information  31

   800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 32 Janus Adviser Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

                                                     Distributions and taxes  33
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.




TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.


 34 Janus Adviser Series

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

                                                     Distributions and taxes  35

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Shares may generally be purchased, exchanged, or redeemed only through the following types of financial intermediaries and by certain institutional investors. Shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Networking and/or omnibus account fees may be paid by the Fund to financial intermediaries for Shares processed through certain securities clearing systems. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments. Shares are not offered directly to individual investors. Not all financial intermediaries offer all classes of shares. FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES, CONTACT YOUR FINANCIAL INTERMEDIARY, A JANUS REPRESENTATIVE AT 1-800-333-1181, OR REFER TO YOUR PLAN DOCUMENTS.

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agent. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class I Shares.


   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on

 36 Janus Adviser Series
   which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed

                                                         Shareholder's guide  37
   through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

NETWORKING FEES

   NETWORKING AND/OR OMNIBUS POSITIONING FEE

   Certain intermediaries may charge networking and/or omnibus account fees with respect to transactions in Class I Shares of the Fund that are processed through the NSCC or similar systems. These fees are paid by Class I Shares of the Fund to Janus Services LLC, which uses such fees to reimburse intermediaries.

PURCHASES

   Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain

 38 Janus Adviser Series
   financial intermediaries' institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with the Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

EXCHANGES

   Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Fund held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after


                                                         Shareholder's guide  39

     February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. In addition, accounts holding Shares directly with the Fund may make up to four round trips in the Fund in a 12-month period, although the Fund at all times reserves the right to reject any exchange purchase for any reason without prior notice. Generally, a "round trip" is a redemption out of the Fund (by any means) followed by a purchase back into the Fund (by any means). The Fund will work with intermediaries to apply the Fund's exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

 40 Janus Adviser Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with the Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.


   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

                                                         Shareholder's guide  41

   (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the

 42 Janus Adviser Series
   intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes); and

   - exchange limitations (for accounts held directly with the Fund) as described under "Exchanges."

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. In addition, for accounts holding Shares directly, the Fund may suspend or permanently terminate the exchange privilege of any investor who makes more than four round trips (as defined under "Exchanges") in the Fund in a 12-month period. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's

                                                         Shareholder's guide  43
   excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.


   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not


 44 Janus Adviser Series
   invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.


   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.


   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public


                                                         Shareholder's guide  45

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.




SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other

 46 Janus Adviser Series
   information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with the Fund) to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

 48 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  49

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 50 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  51
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 52 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  53
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 54 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  55

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 56

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

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

                         [           ], 2007

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                             SUBJECT TO COMPLETION


                PRELIMINARY PROSPECTUS DATED SEPTEMBER 14, 2007


                              JANUS ADVISER SERIES

                     JANUS ADVISER GLOBAL REAL ESTATE FUND

                                 CLASS S SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

                        This Prospectus describes Janus Adviser Global Real Estate Fund ("Global Real Estate Fund" or the "Fund"), a portfolio of Janus Adviser Series (the "Trust"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Fund.


                        The Fund currently offers four classes of shares (Class A Shares, Class C Shares, Class I Shares, and Class S Shares). Class S Shares (the "Shares"), the initial class of shares of the Trust, are offered by this Prospectus. The Shares are available in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Certain financial intermediaries may not offer all classes of shares.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    RISK/RETURN SUMMARY
       Janus Adviser Global Real Estate Fund....................    2

    FEES AND EXPENSES...........................................    6

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................    9
       Risks....................................................   11
       Frequently asked questions about certain risks...........   12
       General portfolio policies...............................   18

    MANAGEMENT OF THE FUND
       Investment adviser.......................................   22
       Management expenses......................................   24
       Investment personnel.....................................   27

    OTHER INFORMATION...........................................   28

    DISTRIBUTIONS AND TAXES.....................................   32

    SHAREHOLDER'S GUIDE
       Pricing of fund shares...................................   35
       Distribution and service fees............................   37
       Purchases................................................   37
       Exchanges................................................   38
       Redemptions..............................................   39
       Redemption fee...........................................   40
       Excessive trading........................................   41
       Shareholder communications...............................   45

    FINANCIAL HIGHLIGHTS........................................   46

    GLOSSARY OF INVESTMENT TERMS................................   47


                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


JANUS ADVISER GLOBAL REAL ESTATE FUND



   Global Real Estate Fund (the "Fund") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with concentrated investments in the real estate industry or related industries. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.


INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   GLOBAL REAL ESTATE FUND seeks total return through a combination of capital appreciation and current income.


   Unless otherwise indicated, the Fund's Trustees may change this objective or the Fund's principal investment strategies without a shareholder vote. The Fund has a policy of investing at least 80% of its net assets, measured at the time of purchase, in the type of securities suggested by its name, as described below. The Fund will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Fund's objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its investment objective.



   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or related industries, or companies which own significant real estate assets at the time of investment. These securities may include common stocks, preferred stocks and other equity securities, including, but not limited to, real estate investment trusts (REITs) and similar REIT-like entities.



   As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries. The Fund's investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund's investment objective and its policy on industry concentration.



   A real estate-related company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to


 2 Janus Adviser Series
   financing real estate. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.



   The Fund also invests in non-U.S. real estate companies. The Fund is not limited to investing in foreign-domiciled REIT-like entities. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may have significant exposure to emerging markets.



   In selecting the investments for the Fund, the portfolio manager seeks to identify securities that have good management, strong balance sheets, above average investment growth in "funds from operations," and that trade at a discount to their assets' underlying value. In the case of REITs, "funds from operations" generally means a REIT's net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property. If the portfolio manager is unable to find such investments, the Fund's uninvested assets may be held in cash or similar investments, subject to the Fund's specific investment policies.


MAIN INVESTMENT RISKS


   The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.



   Your investment in Fund shares represents an indirect investment in real-estate related securities owned by the Fund. The value of the Fund's portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down, or due to a general decline in real estate markets, regardless of how well the individual companies perform. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease, which means if you sell your shares in the Fund you may lose money.



   Since the Fund concentrates its assets in the real estate [or related] industry, your investment in the Fund will be closely linked to performance of the real estate markets. Unanticipated economic, legal, cultural, political, or other developments may cause property values to decline, REIT prices may drop, and changes in federal or state tax laws may affect the value of the securities held by


                                                          Risk/return summary  3
   the Fund. Real estate-related companies are also generally sensitive to interest rates, cash flow of underlying real estate assets, supply and demand, and management skill and creditworthiness of the issuer. The Fund's returns may be more volatile than those of a less concentrated Fund.



   The Fund may invest in shares of small companies that may be more volatile and perform differently than larger company stocks. There may be less trading volume in a smaller company's stock and greater impact of market events or other developments to the company's stock price than stocks of larger companies.



   The Fund is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return. Although the Fund may satisfy the requirements for a diversified fund, its nondiversified classification gives the Fund's portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund's policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund's share price.



   The Fund normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio. The Fund's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.


   The income component of the Fund's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

 4 Janus Adviser Series

   The Funds may seek to earn additional income through securities lending. There is the risk that when portfolio securities are lent, the securities may not be available on a timely basis, and the Fund may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk, and other risks associated with investments in the Fund.


   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION


   The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund's first annual and semiannual report. The performance of the Fund will be compared to the FTSE EPRA/NAREIT Global Real Estate Index, which is the Fund's benchmark index. The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.


                                                          Risk/return summary  5

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class S Shares of the Fund. Expense information shown reflects estimated annualized expenses that Class S Shares expect to incur during the Fund's initial fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."


   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Fund's Class S Shares do not include sales charges when you buy or sell the Fund's Class S Shares. However, if you sell Class S Shares of the Fund that you have held for three months or less, you may pay a redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.



   ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders. [TO BE UPDATED BY AMENDMENT]


 6 Janus Adviser Series

--------------------------------------------------------------------------------
 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                              Class S
Sales Charges...............................................  None
Redemption fee on Shares held for three months or less (as a
  % of amount redeemed). Effective for Shares purchased on
  or after February 15, 2008, the period during which a
  redemption fee may apply will change from three months or
  less to 90 days or less. .................................  2.00%(2)(3)
Exchange fee................................................  None(3)



--------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)*
                                                                                         Total Annual             Net Annual
                                                            Distribution                     Fund                    Fund
                                               Management     (12b-1)         Other       Operating     Expense    Operating
                                                 Fee(4)       Fees(5)      Expenses(6)   Expenses(7)    Waivers   Expenses(7)
   Global Real Estate Fund(8) - Class S          0.75%         0.25%              %              %           %


  * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

 (1) Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Shares.

 (2) The redemption fee may be waived in certain circumstances, as described in the Shareholder's Guide.

 (3) An exchange of Class S Shares from the Fund held for three months or less may be subject to the Fund's 2.00% redemption fee. Effective for Class S Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


 (4) The "Management Fee" is the investment advisory fee rate paid by the Fund to Janus Capital. This fee may go up or down monthly based on the Fund's performance relative to its benchmark index. The fee adjustment will be implemented December 1, 2009.

 (5) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (6) Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants or other underlying investors investing through institutional channels. In addition, upon completion of the Fund's first fiscal period, Other Expenses may include acquired fund fees and expenses, currently estimated to be less than 0.01%. "Acquired fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period.


 (7) Annual Fund Operating Expenses are stated both with and without a contractual expense waiver by Janus Capital. Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least December 1, 2009. The expense waiver shown reflects the application of such limit. The expense limit is detailed in the Statement of Additional Information


                                                          Risk/return summary  7

 (8) The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.75%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate will commence December 2008, and may increase or decrease the Management Fee. Refer to "Management Expenses" in this Prospectus for additional information with further description in the Statement of Additional Information. The Fund has entered into an agreement with Janus Capital to limit certain expenses (refer to the footnote to the Total Annual Fund Operating Expenses). Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:


                                                                1 Year    3 Years
                                                                -----------------
  Global Real Estate Fund(1) - Class S                           $         $



 (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.


 8 Janus Adviser Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Fund's principal investment strategies, as well as certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote. Other, nonfundamental strategies and policies can be changed by the Trustees without prior notice to shareholders.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

   Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Fund may sell a holding if, among other things, the security reaches the portfolio manager's price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The Fund may also sell a holding to meet redemptions.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?


   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure, including exposure in emerging markets.


                                    Principal investment strategies and risks  9

3. WHAT IS A "REAL ESTATE-RELATED COMPANY"?



   A "real estate company" is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or has at least 50% of its assets in real estate. While the Fund will invest in real estate companies, the Fund will also invest in companies in real estate-related industries, as well as companies which invest a significant amount, but less than 50%, of their assets in real estate at the time of investment.



4. WHAT ARE THE TYPES OF REITS THAT THE FUND MAY INVEST IN?



   REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT, the most common type of REIT, invests primarily in the fee ownership of land and buildings. An equity REIT derives its income primarily from rental income but may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development, or long-term loans. A mortgage REIT generally derives its income from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.


5. HOW ARE ASSETS ALLOCATED BETWEEN THE CAPITAL APPRECIATION AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?


   Investments are selected primarily for capital appreciation with current income being a secondary component. The Fund may shift assets to varying degrees between capital appreciation and income components of its portfolio holdings based on the portfolio manager's analysis of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the capital appreciation component. The Fund's income component may consist of dividend paying stocks which exhibit growth characteristics.


6. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 10 Janus Adviser Series

7. WHAT ARE U.S. GOVERNMENT SECURITIES?

   The Fund may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?


   Generally, a fixed-income security, and to a lesser degree common stock of REITs, will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Global Real Estate Fund's holdings may include fixed-income securities and REITs.


9. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

   The portfolio manager may vary the average-weighted effective maturity of the portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.



RISKS

   Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

                                   Principal investment strategies and risks  11

   In addition, the Fund's performance may be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow. The Fund's performance may also be affected by industry risk to a greater extent than other funds.



   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus Smart Portfolios, a series of "funds of funds," which may invest in certain Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. To the extent that the Fund is an underlying fund in a Janus Smart Portfolio, a potential conflict of interest arises when allocating the assets of the Janus Smart Portfolios to the Fund. Purchases and redemptions of fund shares by a Janus Smart Portfolio due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund's transaction costs. Large redemptions by a Janus Smart Portfolio may cause a fund's expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the Fund's Statement of Additional Information ("SAI").


FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.


1. WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTING IN GLOBAL REAL ESTATE FUND?



   Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. While the Fund will not invest in real property directly, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks). These risks include declines in the value of real property, risks related to general and local economic


 12 Janus Adviser Series
   conditions, dependency on management skill, heavy cash flow dependency, adverse changes in the operations of any property or the financial condition of any tenant, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in appeal of properties to tenants and changes in interest rates.



   The Fund will also be affected by risks associated with investments in REITS. The ability to trade REITs in the secondary market can be more limited than other stocks. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Further, equity REITs and mortgage REITs are dependant upon management skills and generally may not be diversified. Equity REITs and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity REITs and mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the U.S. federal income taxation of a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real property sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.


2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF THE FUND AFFECT THE FUND'S RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a

                                   Principal investment strategies and risks  13
   comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the Fund.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?


   Within the parameters of its specific investment policies, the Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder the Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

 14 Janus Adviser Series

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?


   Within the parameters of its specific investment policies, the Fund may invest in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).


   To the extent that the Fund invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of the Fund's investments by country is contained in the Fund's shareholder reports and in the Fund's Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. The Fund may be subject to emerging markets risk to the extent that it invests in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. WHAT IS "INDUSTRY RISK"?


   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Investments in the real estate industry, for example, are closely linked to the performance of the real estate markets. Because Global Real Estate Fund concentrates its assets in the real estate industry, the Fund may be subject to risks similar to those associated with the direct ownership of real property (in addition to securities market risks).


6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and

                                   Principal investment strategies and risks  15

   Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

7. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?


   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. This may negatively impact a Fund's returns. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.


8. HOW IS CREDIT QUALITY MEASURED?


   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.


9. HOW DOES THE FUND TRY TO REDUCE RISK?


   The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to "hedge" or protect


 16 Janus Adviser Series
   its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Fund. The Fund's performance could be worse than if the Fund had not used such instruments.

10. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

11. WHAT ARE THE RISKS ASSOCIATED WITH SHORT SALES?


   To a limited extent, the Fund may engage in short sales. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund's losses are potentially unlimited in a short sale transaction. A lender may request that the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.


   Due to local restrictions, the Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

                                   Principal investment strategies and risks  17

   Although Janus Capital believes that its rigorous "bottom up" approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.


12. WHAT ARE THE RISKS ASSOCIATED WITH BORROWING?

   Because the Fund may borrow money from banks for investment purposes, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the NAV of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to the Fund. Except for the Fund's policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested.

   In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Fund's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may not achieve its investment objective.



 18 Janus Adviser Series

   SECURITIES LENDING
   The Fund may seek to earn additional income through securities lending. The Fund may lend its portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund's investments, and the investment style of the portfolio manager. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund's assets or reducing risk; however, they may not achieve the Fund's investment objective. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of the Fund's assets)

                                   Principal investment strategies and risks  19

   - options, futures, forwards, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs


   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of the Fund's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS

   The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.


   FOREIGN SECURITIES

   Unless otherwise stated within its specific investment policies, the Fund may invest in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.


   SPECIAL SITUATIONS
   The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or

 20 Janus Adviser Series
   differences in market supply of and demand for the security. The Fund's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  21

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Janus Capital is responsible for the day-to-day management of the Fund's investment portfolio and furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Fund.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees, and expenses of all Fund officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on gross sales, current assets, or other measures to selected brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Janus funds. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. These payments currently range up to 25 basis points on sales and up to 20 basis points on assets and are subject to change. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the potential size of an institutional relationship, expected gross and/or net sales generated by the relationship, and the anticipated profitability of sales through the institutional relationship. These requirements may from time to time change. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Fund). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Statement of Additional Information.

   For all share classes of the Fund, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other

 22 Janus Adviser Series
   means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.


   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Fund within such financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Fund in various ways within such financial intermediary's organization. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Janus fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Fund. Please contact your financial intermediary or plan sponsor for details on such arrangements.


                                                      Management of the Fund  23

MANAGEMENT EXPENSES

   The Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Fund's advisory agreement details the investment advisory fee and other expenses that the Fund must pay.


   The Fund incurs expenses not assumed by Janus Capital, including any administrative services fee, distribution and shareholder servicing fees (12b-1 fee), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for the Fund, as well as the actual investment advisory fee rate paid by the Fund to Janus Capital (net of fee waivers). [TO BE UPDATED BY AMENDMENT]



   The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund's performance relative to its benchmark index. Any adjustment to the investment advisory fee rate is effective December 2008. Until such time, only the base fee shown below applies. Details discussing this performance fee are included below with further description in the Statement of Additional Information. The third column shows the performance hurdle for outperformance or underperformance during the measuring period relative to the Fund's respective benchmark index.



                                                                      Actual Investment
                                                   Performance      Advisory Fee (%) (for
                                                    Hurdle vs.      the fiscal year ended
Fund Name                       Base Fee(1)      Benchmark Index       July 31, 2007)
-----------------------------------------------------------------------------------------
   Global Real Estate Fund         0.75                +/-4.00%              N/A(2)
-----------------------------------------------------------------------------------------



(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution and shareholder servicing fees, administrative services fee, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least December 1, 2009. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver and any applicable performance fee adjustments are not reflected in the fee rate shown.

(2) Since the Fund is new, no Actual Investment Advisory Fee information is available.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus

 24 Janus Adviser Series
   representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.


   GLOBAL REAL ESTATE FUND



   For Global Real Estate Fund, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark as shown below:



Fund Name                              Benchmark Index
---------------------------------------------------------------------------------
   Global Real Estate Fund             FTSE EPRA/NAREIT Global Real Estate Index



   Only the base fee rate will apply until December 2008, at which time the calculation of the performance adjustment is applied as follows:



   Investment Advisory Fee = Base Fee +/- Performance Adjustment



   The investment advisory fee paid to Janus Capital by the Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Fund's performance-based fee structure has been in effect for at least 12 months. When the Fund's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment will begin December 2008 for the Fund.



   No Performance Adjustment will be applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base


                                                      Management of the Fund  25

   Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Fund and the Fund's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.



   The investment performance of the Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's Class A Shares (waiving the upfront sales load) against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Fund relative to the record of the Fund's benchmark index and future changes to the size of the Fund.


   The Fund's Statement of Additional Information contains additional information about performance-based fees.

 26 Janus Adviser Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

PORTFOLIO MANAGER


PATRICK BROPHY

--------------------------------------------------------------------------------

     is Executive Vice President and Portfolio Manager of Janus Adviser Global Real Estate Fund, which he has managed since its inception. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Prior to joining Janus Capital, Mr. Brophy was a principal at THK Associates, Inc., a Denver-based market economics and land-planning firm. He holds a Bachelor of Arts degree in History from Dartmouth, with intensive study in English and economics.


   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the Fund's portfolio manager is included in the SAI.

                                                      Management of the Fund  27

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES


   The Fund currently offers four classes of shares. Class S Shares are offered by this Prospectus. The Shares are generally available only in connection with investments through retirement plans, broker-dealers (primarily in connection with wrap accounts), bank trust departments, financial advisers, and other financial intermediaries. Not all financial intermediaries offer all classes.


   IF YOUR FINANCIAL INTERMEDIARY OFFERS MORE THAN ONE CLASS OF SHARES, YOU SHOULD CAREFULLY CONSIDER WHICH CLASS OF SHARES TO PURCHASE. CERTAIN CLASSES HAVE HIGHER EXPENSES THAN OTHER CLASSES, WHICH MAY LOWER THE RETURN ON YOUR INVESTMENT. If you would like additional information about Class A Shares, Class C Shares, or Class I Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Fund may discontinue sales of its shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued to new investors, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more funds as an investment option would be able to direct contributions to that fund through their plan, regardless of whether they invested in such fund prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed fund as an investment option and, for certain funds, sponsors of certain wrap programs with existing accounts in the fund would be able to continue to invest in the fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the fund as an investment option under its retirement plan. New accounts may also be permitted in a closed fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed fund. Requests will be reviewed by management on an individual basis, taking into consideration

 28 Janus Adviser Series
   whether the addition of the fund may negatively impact existing fund shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the funds may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.


   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case
   No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In


                                                           Other information  29
   addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.


   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberg cases (actions (i) and (ii) above) except certain claims under Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action (action (iii) above) was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. The appeal is still pending, and argument in the matter has been continued to the next available court session. The Court also dismissed the Chasen lawsuit (action (iv) above) against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins suit (action (v) above) was granted and the matter was dismissed in May 2007. However, in June 2007, Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. That appeal is currently pending.



   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. A status conference was held on June 28, 2007, during which the parties were ordered to submit their proposed scheduling order. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action.



   In addition to the "market timing" actions described above, Janus Capital was a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH;


 30 Janus Adviser Series

   Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs sought declaratory and injunctive relief and an unspecified amount of damages. In April 2007, the parties in the litigation jointly filed a Stipulation Regarding Dismissal of Claims With Prejudice ("Stipulation of Dismissal"), and on May 2, 2007, the Colorado District Court approved the Stipulation of Dismissal and dismissed the case.



   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. The U.S. Supreme Court granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. In June 2007, the U.S. Supreme Court ruled in favor of the defendants, including Janus Capital, holding that "the securities law implicitly precludes the application of the antitrust laws to the conduct alleged in this case."


   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   DISTRIBUTION OF THE FUND


   The Fund is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.


                                                           Other information  31

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS


   To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as "qualified dividend income," which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.


   DISTRIBUTION SCHEDULE


   Distributions from net investment income and capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For investors investing through intermediaries, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.


   HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

   "BUYING A DIVIDEND"

   If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested

 32 Janus Adviser Series
   the dividends. Before buying shares of the Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.


   For your convenience, Fund distributions of net investment income and net capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.


TAXES

   As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

   The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

   TAXES ON DISTRIBUTIONS


   Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. The Fund's net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund's total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service. Please note that you may receive account tax information from Global Real Estate Fund at the end of February of the following year, which is one month later than when most such forms are sent.


                                                     Distributions and taxes  33

   Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.


   Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

   The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

   TAXATION OF THE FUND

   Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

   Certain funds' transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

   The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

 34 Janus Adviser Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase, exchange, or redeem Shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers, or other financial intermediaries. The Shares are only available to broker-dealers in connection with their customers' investment in the Shares through (1) retirement plans and (2) asset allocation, wrap fee, fee-in-lieu of commission, or other discretionary or nondiscretionary investment advisory programs under which such broker-dealers charge asset-based fees. This restriction does not apply to broker-dealers that had existing agreements to purchase the Shares on behalf of their customers prior to September 30, 2004. Not all financial intermediaries offer all classes of shares. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, EXCHANGE, OR REDEEM SHARES.

   With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. The Fund's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of the Fund's holdings may change on days when you will not be able to purchase or redeem the Fund's shares to the extent the Fund is invested in such markets.


   All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agent. In order to receive a day's price, your order must be received in good order by the Fund or its agent by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for purchases and redemptions of Class S Shares.


   Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by

                                                         Shareholder's guide  35
   and under the supervision of the Fund's Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and
   (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund's portfolio securities and the reflection of such change in the Fund's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund's fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

   All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers.

 36 Janus Adviser Series

   The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the "Class S Plan"), the Fund may pay Janus Distributors, the Trust's distributor, a fee for the sale and distribution of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries, as compensation for distribution and shareholder account services performed by such entities for their customers who are investors in the Fund.

   Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to investors. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services to their customers who invest in the Fund.

PURCHASES

   Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Only

                                                         Shareholder's guide  37
   certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You may wish to consider such arrangements when evaluating any recommendation of the Fund.

   The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

   MINIMUM INVESTMENT REQUIREMENTS

   The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

   The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

   SYSTEMATIC PURCHASE PLAN

   You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

   Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into

 38 Janus Adviser Series
   which you are exchanging. An exchange is generally a taxable transaction (except for certain tax-deferred accounts).

   - You may generally exchange Shares of the Fund for Shares of the same class of any fund in the Trust offered through your financial intermediary or qualified plan.

   - You must meet the minimum investment amount for each fund.

   - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.


   - An exchange of Shares from the Fund held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to "Redemption Fee."


   - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, refer to "Excessive Trading."

REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

   Shares of the Fund may be redeemed on any business day on which the NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agent. Redemption proceeds, less any applicable redemption fee, will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

                                                         Shareholder's guide  39

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

   SYSTEMATIC WITHDRAWAL PLAN

   You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

REDEMPTION FEE


   Redemptions (and exchanges) of Shares held for three months or less may be subject to the Fund's redemption fee. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less. The redemption fee is 2.00% of a shareholder's redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term money movements in and out of the Fund.


   Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's.

   The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans;
   (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers' accounts; and

 40 Janus Adviser Series

   (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers' accounts.

   In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) involuntary redemptions imposed by Janus Capital; and (vi) reinvested distributions (dividends and capital gains). When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers' accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. Contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

   In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). The Fund is intended for long-term investment purposes only and the Fund will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal

                                                         Shareholder's guide  41
   the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the account impractical without the assistance of the intermediary.


   The Fund attempts to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Fund Shares;"
     and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes).

   The Fund monitors Fund share transactions, subject to the limitations described below. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

   If the Fund detects excessive trading, the Fund may suspend or permanently terminate the exchange privilege (if permitted by your financial intermediary) of the account and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund's excessive trading policies generally do not apply to a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

   The Fund's Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail,

 42 Janus Adviser Series
   prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Fund shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund's methods to detect and deter excessive trading.

   The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's investment personnel believe they would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Fund's policies and procedures regarding excessive trading may be modified at any time by the Fund's Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to the Fund's long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV

                                                         Shareholder's guide  43
   of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

   Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund's identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six


 44 Janus Adviser Series
     business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. A summary of the funds' portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund's SAI.


SHAREHOLDER COMMUNICATIONS

   Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, as required by applicable law.

   Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund's investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   No financial highlights are presented for the Fund since the Fund is new.

 46 Janus Adviser Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

                                                Glossary of investment terms  47

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

 48 Janus Adviser Series

   MORTGAGE DOLLAR ROLLS are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Funds may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-

                                                Glossary of investment terms  49
   annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

 50 Janus Adviser Series

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.


   EQUITY SWAPS involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).


   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a

                                                Glossary of investment terms  51
   specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.


   TOTAL RETURN SWAPS involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.


III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES


   MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.


 52 Janus Adviser Series

   REPURCHASE AGREEMENTS involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Fund may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Fund borrows and does not own. A Fund may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  53

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 54

                      This page intentionally left blank.

                  You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The Fund's Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, on www.janus.com/info. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports. In the Fund's annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

                  The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). Information on
                  the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's website at http://www.sec.gov.

                     (JANUS LOGO)

                                  www.janus.com/info

                                  151 Detroit Street
                                  Denver, CO 80206-4805
                                  1-800-525-0020

            The Trust's Investment Company Act File No. is 811-9885.

November 28, 2007


GROWTH & CORE
 Janus Adviser Large Cap Growth Fund
 Janus Adviser Forty Fund
 Janus Adviser Orion Fund
 Janus Adviser Mid Cap Growth Fund
 Janus Adviser Small-Mid Growth Fund
 Janus Adviser Growth and Income Fund
 Janus Adviser Fundamental Equity Fund
 Janus Adviser Contrarian Fund
 Janus Adviser Balanced Fund



RISK-MANAGED
 Janus Adviser INTECH Risk-Managed
   Growth Fund
 Janus Adviser INTECH Risk-Managed
   Core Fund
 Janus Adviser INTECH Risk-Managed
   Value Fund
 Janus Adviser INTECH Risk-Managed
   International Fund


VALUE
 Janus Adviser Mid Cap Value Fund
 Janus Adviser Small Company Value Fund



INTERNATIONAL & GLOBAL
 Janus Adviser Worldwide Fund
 Janus Adviser International Equity Fund
 Janus Adviser International Growth Fund
 Janus Adviser Global Research Fund



ALTERNATIVE
 Janus Adviser Long/Short Fund
 Janus Adviser Global Real Estate Fund



BOND
 Janus Adviser Flexible Bond Fund
 Janus Adviser Floating Rate High Income Fund
 Janus Adviser High-Yield Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS R SHARES
                                 CLASS S SHARES
                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, a subadviser is responsible for the day-to-day operations of certain Funds. Certain Funds do not offer Class R Shares.


     Shares of the Funds may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    Classification, Investment Policies and Restrictions, and
    Investment Strategies and Risks............................    2

    Investment Adviser and Subadvisers.........................   55

    Custodian, Transfer Agent, and Certain Affiliations........   90

    Portfolio Transactions and Brokerage.......................   94

    Trustees and Officers......................................  100

    Shares of the Trust........................................  122
       Net Asset Value Determination...........................  122
       Purchases...............................................  123
       Distribution and Shareholder Servicing Plans............  127
       Redemptions.............................................  132

    Income Dividends, Capital Gains Distributions, and Tax
    Status.....................................................  136

    Principal Shareholders.....................................  139

    Miscellaneous Information..................................  140
       Shares of the Trust.....................................  140
       Shareholder Meetings....................................  141
       Voting Rights...........................................  142
       Independent Registered Public Accounting Firm...........  142
       Registration Statement..................................  142

    Financial Statements.......................................  143

    Appendix A.................................................  144
       Explanation of Rating Categories........................  144

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

JANUS ADVISER SERIES

   This Statement of Additional Information includes information about 24 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.


   EQUITY FUNDS. Large Cap Growth Fund, Forty Fund, Orion Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Fundamental Equity Fund, Contrarian Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Equity Fund, International Growth Fund, Global Research Fund, Long/Short Fund, and Global Real Estate Fund are referred to collectively in this SAI as the "Equity Funds."



   BOND FUNDS. Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund are referred to collectively in this SAI as the "Bond Funds."


CLASSIFICATION


   The Investment Company Act of 1940, as amended, ("1940 Act") classifies mutual funds as either diversified or nondiversified. Forty Fund, Orion Fund, Contrarian Fund, Long/Short Fund, and Global Real Estate Fund are classified as nondiversified. Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Fundamental Equity Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Equity Fund, International Growth Fund, Global Research Fund, Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund are classified as diversified.


SUBADVISERS


   FUNDS SUBADVISED BY INTECH. Enhanced Investment Technologies, LLC ("INTECH") is the investment subadviser for Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, and Risk-Managed International Fund (together, the "Risk-Managed Funds").


   FUND SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell and Company, LLC ("Perkins") is the investment subadviser for Mid Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund, except policy (1), which applies only to the Funds specifically listed in that policy.



   (1) With respect to 75% of its total assets, Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Growth and Income Fund, Fundamental Equity Fund, Balanced Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Equity Fund, International Growth Fund, Global Research Fund, Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


   Each Fund may not:

   (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities),


   Except that:



     (i) Long/Short Fund may invest 25% or more of the value of its total assets in U.S. Government securities and securities of other investment companies, and



     (ii) Global Real Estate Fund may invest 25% or more of the value of its total assets in the real estate or real estate-related industries and U.S. Government securities.


   (3) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.


   In the case of Long/Short Fund, Global Real Estate Fund, and Floating Rate High Income Fund, the Funds may not borrow money, except as permitted by the 1940 Act or exemptions therefrom and the rules and interpretive provisions of the Securities and Exchange Commission ("SEC") thereunder.


   As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

   The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:


   (a) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).



   (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, each Fund may engage in "naked" (uncovered) short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 10% of its assets (limitation not applicable to Long/Short Fund). Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

   (c) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

   (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.


   In the case of Long/Short Fund, Global Real Estate Fund, and Floating Rate High Income Fund, the Funds may not mortgage, pledge, hypothecate, or in manner transfer any securities or other assets owned or held by the Funds except in connection with permitted borrowings and in connection with margin deposits, security interests, liens, and collateral arrangements with respect to transactions involving short sales, options, futures contracts, and other permitted investment techniques.


   (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (f) The Funds may not invest in companies for the purpose of exercising control of management.


   Under the terms of an exemptive order received from the SEC, each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

   BALANCED FUND. As an operational policy, at least 25% of the assets of Balanced Fund will normally be invested in fixed-income senior securities.


   GLOBAL REAL ESTATE FUND. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries.


INVESTMENT STRATEGIES AND RISKS

Diversification

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers and/or investment personnel. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

   As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")

   The Risk-Managed Funds, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Funds may use exchange-traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Funds may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Funds' otherwise applicable percentage limits, policies, or their normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments

   Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").


   If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

   Each Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities


   Within the parameters of its specific investment policies, each Fund, and each Risk-Managed Fund to the extent that foreign securities may be included in its respective benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. Within the parameters of their specific investment policies, the Funds, particularly Worldwide Fund, International Growth Fund, Global Research Fund, and Global Real Estate Fund, may invest their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). International Equity Fund will normally limit its investments in emerging market countries to 15% of its net assets. Orion Fund, Small-Mid Growth Fund, and Contrarian Fund have, at times, invested a significant portion of their assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and Form N-Q reports, which are filed with the SEC.


Borrowing


   Long/Short Fund, Global Real Estate Fund, and Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, a Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Each Fund may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows a Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.



   The use of borrowing by Long/Short Fund, Global Real Estate Fund, and Floating Rate High Income Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.


Short Sales


   Each Fund, with the exception of the Risk-Managed Funds, may engage in "short sales against the box." This technique involves either selling short a security that a Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.



   Each Fund, with the exception of the Risk-Managed Funds, may also engage in "naked" (uncovered) short sales. A Fund may engage in naked short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must:
   (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, a Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold.


   The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that a Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund may lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

   Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits a Fund's leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. With the exception of Long/Short Fund, the total market value of all of a Fund's naked short sale positions will not exceed 10% of its net assets.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities


   Within the parameters of its specific investment policies, each Fund, with the exception of the Risk-Managed Funds, may invest up to 10% (without limit for Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund) of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).


   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities


   The Funds, with the exception of the Risk-Managed Funds, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("Ginnie Mae") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.


   The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.



   The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.


   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

   The Funds, with the exception of the Risk-Managed Funds, also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities


   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed

   International Fund, Risk-Managed Value Fund, and Small Company Value Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Depositary Receipts

   Each Fund, and each Risk-Managed Fund to the extent that they may be included in its benchmark index, may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities


   To the extent permitted by its investment objective and policies, each Fund, particularly Balanced Fund and Flexible Bond Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.


Municipal Obligations

   The Funds, with the exception of the Risk-Managed Funds, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the Funds, with the exception of the Risk-Managed Funds, may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.


   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.


   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Real Estate Investment Trusts ("REITs")


   Within the parameters of their specific investment policies, the Funds may invest in REITs. Global Real Estate Fund may invest a significant amount of its assets in these types of securities.


   REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issues by those REITs.

   Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

Mortgage Dollar Rolls


   Long/Short Fund, Global Real Estate Fund, Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.


   A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sales price and the lower forward price purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sales.

   Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.


Bank Loans and Floating Rate Loans



   Balanced Fund, Flexible Bond Fund, and High-Yield Fund (no more than 20% of each Fund's total assets), Long/Short Fund (no more than 5% of the Fund's total assets) and Floating Rate High Income Fund may invest in bank loans, which include institutionally traded floating rate securities. Floating Rate High Income Fund invests at least 80% of its net assets in floating or adjustable rate loans and other floating rate securities.



   The Funds generally invests in floating rate loans directly through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. The Funds generally expect to invest in floating rate loans through assignments.


   When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by the Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, the Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, the Fund may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender.

   If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. The Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund's NAV.

   In the cases of a Fund's investments in floating rate loans through participation interests, the Fund may be more susceptible to the risks of the financial services industries. The Fund may also be subject to greater risks and delays than if the Fund could assert its rights directly against the borrower. In the event of the insolvency of an intermediate participant who sells a participation interest to the Fund, the Fund may be subject to loss of income and/or principal. Additionally, the Fund may not have any right to vote on whether to waive any covenants breached by a borrower and may not benefit from any collateral securing a loan. Parties through which the Fund may have to enforce its rights may not have the same interests as the Fund.

   The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

   A Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Fund may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.


   HOW FLOATING RATE LOANS ARE ARRANGED

   Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. The borrower compensates the agent for its services (which may include structuring the loan, funding the loan, and other continuing services). In larger transactions, there may be several agents. The borrower enters into a loan agreement with the lender or lending syndicate. In a typical floating rate loan arrangement, an agent may administer the loan agreement and may be responsible for the collection of all interest, principal, and fee payments from the borrower. Upon any default, the agent may enforce the terms of the loan following instruction from the lenders.

   In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments.

   While the Funds generally expects to invest in fully funded term loans, certain of the senior loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, the Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where the Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to the Fund than investments in senior floating rate loans. Loans involving revolving credit facilities or delayed terms may require the Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, the Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

   Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund's return.

   Floating rate loan transactions may include agents and other intermediate participants who are generally in the financial services industry. Such parties are typically banks, insurance companies, finance companies and other financial institutions. While the Funds consider the borrower as the issuer of a floating rate loan in most transactions, a Fund may be subject to the risks associated with the financial services sector. Companies in the financial services sector may be more susceptible to economic and regulatory events such as fluctuations in interest rates, changes in the monetary policy, governmental regulations concerning those industries, and capital raising activities and fluctuations in the financial markets.

   INTEREST RATE BENCHMARKS
   Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Inter-Bank Offered Rate (referred to as LIBOR). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (known as the (Prime Rate) or the rate paid on large certificates of deposit traded in the secondary markets (known as the CD rate). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically.

   If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund's net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.


   COLLATERAL

   Senior floating rate loans generally hold a senior position in the capital structure of a borrower. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default.

   Collateral might include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees by or securities of affiliates of the borrower. In certain cases, collateral may consist solely of securities of the borrower. For the Funds' secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral.

   Additionally, most borrowers pay debts from generated cash flow. If the borrower's cash flow is insufficient to pay its debts, it may seek to restructure the terms of the loan rather than sell collateral. Such restructuring may be in the form of bankruptcy protection or a negotiated work-out. In the event of such restructurings, a Fund may not recover the full amount of interest and principal due, which in turn would negatively affect the Fund's returns.

   The Funds may also invest in senior and junior subordinated debt and unsecured loans, which may have a higher risk of loss, as there may be little or no collateral on which a lender can foreclose.

   CONDITION OF BORROWERS IN FLOATING RATE LOAN ARRANGEMENTS
   Floating rate loans are obligations of companies or other entities and are typically issued in connection with recapitalizations, acquisitions, and refinancings. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings.

   The Funds may acquire interests in floating rate loans that are designed to provide temporary or "bridge" financing to a borrower pending the sale of assets or longer term financing. Bridge loans involve the risk that the borrower will be unable to secure other financing to replace the bridge loan, which may impair the borrower's creditworthiness and affect the value of the Fund's investment in such loan.


   CREDIT ANALYSIS

   Each Fund's portfolio manager performs credit analysis on the borrower, but typically does not perform credit analysis on the agent or other intermediate participants.

   To the extent that intermediate participants such as financial institutions become subject to regulations which impact the ability of such financial institutions to make senior floating rate loans, the availability of such loans for investment may become limited. Further, legislation or regulation could depress the market value of such loans.

   The Funds do not intend to purchase floating rate loans through private placements or other transactions which may involve confidential information. Such a policy may place the Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

   Notwithstanding its intention generally not to receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. Possession of such information may in some instances occur despite Janus Capital's efforts to avoid such possession, but in other instances Janus Capital may choose to receive such information (for example, in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Janus Capital's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

   TRADING OF FLOATING RATE LOANS AND SUPPLY OF FLOATING RATE LOANS
   The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income producing securities. No active market may exist for certain floating rate loans, and to the extent that a secondary market exists, such market may be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. The lack of a liquid secondary market may have an adverse impact on the market price of the security. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   OTHER FLOATING RATE SECURITIES
   The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates.

High-Yield/High-Risk Bonds


   Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). High-Yield Fund and Floating Rate High Income Fund may invest without limit in such bonds. Under normal circumstances, each of the following Funds will limit its investments in such bonds to 35% of its net assets (Forty Fund, Orion Fund, Growth and Income Fund, Balanced Fund, Worldwide Fund, International Growth Fund, Global Research Fund, Long/Short Fund, Global Real Estate Fund, and Flexible Bond
   Fund) or 20% of its net assets (Large Cap Growth Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Fundamental Equity Fund, Contrarian Fund, Mid Cap Value Fund, Small Company Value Fund, and International Equity Fund). The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.


   Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


   Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds may be included in any Fund's limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

   A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

   OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments


   The Funds may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in the following derivative instruments, including but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

   A Fund may use derivative instruments for hedging (offset risks associated with an investment) or to speculative (seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.



   Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives are volatile and involve significant risks, including:



   Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the fund.



   Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.



   Leverage risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



   Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



   Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.



   Derivatives may generally be traded over-the counter (OTC) or on an exchange. OTC derivatives, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

   FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds' custodian or subcustodian and are required to hold such accounts directly.

   The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rate fluctuations without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


   With the exception of the Risk-Managed Funds, if a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.


   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

   Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds, with the exception of the Risk-Managed Funds, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

   The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers' and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

   In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

   OPTIONS ON FOREIGN CURRENCIES. The Funds, with the exception of the Risk-Managed Funds, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

   The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

   The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

   The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


   EURODOLLAR INSTRUMENTS. Each Fund, with the exception of the Risk-Managed Funds, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.


   Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.



   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.



   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


   A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.


   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and OTC. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.


   A put option written by a Fund is "covered" if that Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

   A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

   The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

   A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

   A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.


   OPTIONS ON SECURITIES INDICES. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.



   Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.



   OPTIONS ON NON-US SECURITIES INDICES. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.



   The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-US securities indices instead of investing directly in individual non-US securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.



   Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.



   Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.



   In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.



   YIELD CURVE OPTIONS. The Funds may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.



   SWAPS AND SWAP-RELATED PRODUCTS. The Funds, with the exception of the Risk-Managed Funds, may enter into swap agreements or utilize swap-related products, including but not limited to total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.



   Swap agreements entail the risk that a party will default on its payment obligations to the Fund. A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.


   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.


   There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.



   Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.



   Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.



   STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.



   Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments such as inverse floaters and collateralized debt obligations. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER


   Portfolio turnover rates for the fiscal years ended July 31, 2007 and July 31, 2006 are presented in the table below. As a reference point, a portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, the nature of a Fund's investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transactions costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance.



[TO BE UPDATED BY AMENDMENT]



                                  Portfolio Turnover for    Portfolio Turnover for
                                  the fiscal year ended     the fiscal year ended
Fund Name                            July 31, 2007(1)          July 31, 2006(1)
----------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund                                               81%
  Forty Fund                                                          55%
  Orion Fund                                                          57%
  Mid Cap Growth Fund                                                 43%
  Small-Mid Growth Fund                                              261%(2)
  Growth and Income Fund                                              42%
  Fundamental Equity Fund                                             48%
  Contrarian Fund                                                     37%
  Balanced Fund                                                       49%
RISK-MANAGED
  Risk-Managed Growth Fund                                           100%
  Risk-Managed Core Fund                                              98%
  Risk-Managed Value Fund                                             98%(3)
  Risk-Managed International
    Fund                                      %(4)                    N/A
VALUE
  Mid Cap Value Fund                                                  67%
  Small Company Value Fund                                            53%
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                      48%
  International Equity Fund                   %(5)                    N/A
  International Growth Fund                                           65%
  Global Research Fund(6)                   N/A                       N/A
ALTERNATIVE
  Long/Short Fund                                                     N/A
  Global Real Estate Fund(6)                N/A                       N/A
BOND
  Flexible Bond Fund(7)                                              140%
  Floating Rate High Income
    Fund                                      %(4)                    N/A
  High-Yield Fund                                                    162%

(1) Annualized for periods of less than one full year.
(2) The increase in the portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in portfolio management.

(3) December 30, 2005 (effective date) to July 31, 2006.


(4) May 2, 2007 (effective date) to July 31, 2007.


(5) November 28, 2006 (effective date) to July 31, 2007.


(6) Portfolio Turnover is not available since the Fund is new.


(7) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
    [    ]% in 2007 and 142% in 2006.


PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each Fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each Fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.





   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.


   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]



NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.


   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.


   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. As discussed below, Janus Capital has delegated certain of these duties for certain Funds to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.




   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.



   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janus.com/info, or by contacting a Janus representative at 1-800-525-0020.




   The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under "Average Daily Net Assets of Fund." Funds that pay a fee that may adjust up or down based on the Fund's performance relative to its benchmark index have "N/A" in the "Average Daily Net Assets of Fund" column below. The following table also reflects the Funds' contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the "base fee" rate prior to any performance fee adjustment for Funds that have a performance fee structure. [TO BE UPDATED BY AMENDMENT]



                                                                 Contractual
                                                             Base Fee/Investment
                                      Average Daily Net       Advisory Fees (%)
    Fund Name                           Assets of Fund          (annual rate)
    ------------------------------------------------------------------------------
    GROWTH & CORE
      Large Cap Growth Fund           All Asset Levels               0.64
      Forty Fund                      All Asset Levels               0.64
      Orion Fund                      All Asset Levels               0.64
      Mid Cap Growth Fund             All Asset Levels               0.64
      Small-Mid Growth Fund           All Asset Levels               0.64
      Growth and Income Fund          All Asset Levels               0.62
      Fundamental Equity Fund         All Asset Levels               0.60
      Contrarian Fund                        N/A                     0.64
      Balanced Fund                   All Asset Levels               0.55
    RISK-MANAGED
      Risk-Managed Growth Fund        All Asset Levels               0.50
      Risk-Managed Core Fund                 N/A                     0.50
      Risk-Managed Value Fund         All Asset Levels               0.50
      Risk-Managed International
        Fund                          All Asset Levels               0.55
    VALUE
      Mid Cap Value Fund(1)                  N/A                     0.64
      Small Company Value Fund        All Asset Levels               0.74
    INTERNATIONAL & GLOBAL
      Worldwide Fund                         N/A                     0.60(2)
      International Equity Fund              N/A                     0.68
      International Growth Fund       All Asset Levels               0.64
      Global Research Fund                   N/A                     0.64
    ALTERNATIVE
      Long/Short Fund                 All Asset Levels               1.25
      Global Real Estate Fund                N/A                     0.75

                                                                 Contractual
                                                             Base Fee/Investment
                                      Average Daily Net       Advisory Fees (%)
    Fund Name                           Assets of Fund          (annual rate)
    ------------------------------------------------------------------------------
    BOND
      Flexible Bond Fund              First $300 Million             0.50
                                      Over $300 Million              0.40
      Floating Rate High Income
        Fund                          First $300 Million             0.65
                                      Over $300 Million              0.55
      High-Yield Fund                 First $300 Million             0.65
                                      Over $300 Million              0.55



(1) Perkins, the Fund's subadviser, receives directly from the Fund a fee equal to 50% of the investment advisory fee (less any fee waivers or expense reimbursements).


(2) The investment advisory agreement for the Fund with Janus Capital provides for the payment by the Fund of a base management fee at the annual rate of 0.60% of the average daily net assets of the Fund ("Base Fee"), subject to a performance fee adjustment which commenced February 1, 2007, as described in the Prospectus. The performance fee adjustment is based on the total return performance of the Fund's load-waived Class A Shares ("Fund Performance") as compared to the performance of the Fund's benchmark index, the Morgan Stanley Capital International World Index(SM) ("Benchmark Performance").



    For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital waived a portion of the Base Fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if Fund Performance for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the Base Fee, was less than performance of the Fund's primary benchmark index for that period, as follows: [TO BE UPDATED BY AMENDMENT]



    Percent by Which Fund Performance
              is Less than                    Annual Rate of Waiver
          Benchmark Performance         as Percent of Average Net Assets*
    ---------------------------------------------------------------------
                   0.0                                  0.0
                  -0.5                               0.0125
                  -1.0                               0.0250
                  -1.5                               0.0375
                  -2.0                               0.0500
                  -2.5                               0.0625
                  -3.0                               0.0750
                  -3.5                               0.0875
                  -4.0                               0.1000
                  -4.5                               0.1125
                  -5.0                               0.1250
                  -5.5                               0.1375
                  -6.0                               0.1500
    ---------------------------------------------------------------------



   * The waiver was calculated in increments of 0.0125% for every full 0.5% of Fund Performance below Benchmark Performance, with a maximum waiver of 0.15%.



     For example, the first waiver was calculated based on Fund Performance compared to Benchmark Performance for the period from February 1, 2006 to June 30, 2006. If Fund Performance was less than Benchmark Performance by 0.5% or more, a waiver was applied to reduce management fees paid by the Fund during the month of July 2006. A similar calculation was repeated monthly, with each successive monthly calculation based on a period that included the most recently completed month, until the last waiver, if any, was calculated for the period from February 1, 2006 through

     December 31, 2006 and applied during January 2007. The Waiver Period terminated January 31, 2007. Because any fee waiver will have a positive effect upon the Fund's performance, fee waivers during the Waiver Period may effect the performance fee adjustment that commenced February 1, 2007, in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital after February 1, 2007, under some circumstances, may exceed the cumulative dollar amount of management fees waived by Janus Capital during the Waiver Period.



     During the Waiver Period, even if Fund Performance exceeded Benchmark Performance, the management fee did not exceed the Base Fee, and Janus Capital may not recover any management fees previously waived. However, effective for periods after January 31, 2007, the performance adjustment to the investment advisory fee took effect.





   PERFORMANCE-BASED INVESTMENT ADVISORY FEE [TO BE UPDATED BY AMENDMENT]



   APPLIES TO RISK-MANAGED CORE FUND, CONTRARIAN FUND, MID CAP VALUE FUND, WORLDWIDE FUND, INTERNATIONAL EQUITY FUND, GLOBAL RESEARCH FUND, AND GLOBAL REAL ESTATE FUND ONLY


   Effective on the dates shown below, each of Risk-Managed Core Fund, Contrarian Fund, Mid Cap Value Fund, Worldwide Fund, International Equity Fund, Global Research Fund, and Global Real Estate Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.



                                      Effective Date of        Effective Date of
                                       Performance Fee         First Adjustment
    Fund                                 Arrangement            to Advisory Fee
    ----------------------------------------------------------------------------
    Risk-Managed Core Fund              01/01/06                   01/01/07
    Contrarian Fund                     02/01/06                   02/01/07
    Mid Cap Value Fund                  02/01/06                   02/01/07
    Worldwide Fund                      02/01/06                   02/01/07
    International Equity Fund           12/01/06                   12/01/07
    Global Real Estate Fund             12/01/07                   12/01/08
    Global Research Fund                12/01/07                   12/01/08



   Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the

   Fund's Base Fee rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. As is currently the case, the investment advisory fee is paid monthly in arrears.



   The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index.



   The investment performance of a Fund's load-waived Class A Shares ("Class A Shares") is used for purposes of calculating the Fund's Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares against the investment record of that Fund's benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.


   The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.


   The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.

   It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.


   If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

   Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee was 1/12(th) of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.


   The Base Fee would be computed as follows:

   $200 million x 0.60% / 12 = $100,000

   If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

   $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.375% of $200 million.

   If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12(th) of 0.975% of $200 million.

   If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12(th) of 0.225% of $200 million.


   Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.975% in the case of outperformance, or approximately 1/12(th) of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee. In such circumstances, Janus Capital would reimburse the applicable Fund.



   By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.


   The Base Fee would be computed as follows:

   $800 million x 0.60% / 12 = $400,000

   If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

   $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.094% of $800 million.

   If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12(th) of 0.694% of $800 million.

   If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12(th) of 0.506% of $800 million.

   Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.694% in the case of outperformance, or approximately 1/12(th) of 0.506% in the case of underperformance.


   The Base Fee for each Fund and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:



                                                                         Base Fee (%)
    Fund Name                         Benchmark Index                    (annual rate)
    ------------------------------------------------------------------------------------
    Risk-Managed Core Fund            S&P 500(R) Index(1)                  0.50(2)
    Contrarian Fund                   S&P 500(R) Index(1)                  0.64
    Mid Cap Value Fund                Russell Midcap(R) Value              0.64(4)
                                      Index(3)
    Worldwide Fund                    MSCI World Index(SM)(5)              0.60
    International Equity Fund         MSCI EAFE(R) Index(6)                0.68
    Global Research Fund              MSCI World Growth Index(7)           0.64
    Global Real Estate Fund           FTSE EPRA/NAREIT Global Real         0.75
                                      Estate Index(8)


   (1) The S&P 500(R) Index is Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) Janus Capital, and not Risk-Managed Core Fund, pays INTECH, the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH. For the fiscal year ended July 31, 2006, that fee was calculated at an annual rate of 0.26% of the Fund's average daily net assets. Effective January 1, 2007, the subadvisory fee paid by Janus Capital to INTECH will adjust upward or downward based on the Fund's performance relative to its benchmark index.
   (3) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth rates.
   (4) This amount is reduced by the amount payable by Mid Cap Value Fund to Perkins, the subadviser to Mid Cap Value Fund, pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins. Under this Sub-Advisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise payable by the Fund to Janus Capital (net of any reimbursements of expenses incurred or fees waived by Janus Capital). For the fiscal year ended July 31, 2006, Mid Cap Value Fund paid Perkins a subadvisory fee at the annual rate of 0.32% of the Fund's average daily net assets.
   (5) The MSCI World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region.

   (6) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East.

   (7) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (8) The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.



   The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended July 31, 2007 is shown below:



    Fund                                                         Net Assets (000s)
    ------------------------------------------------------------------------------
    Risk-Managed Core Fund
    Contrarian Fund
    Mid Cap Value Fund
    Worldwide Fund
    International Equity Fund
    Global Research Fund
    Global Real Estate Fund


   EXAMPLES: CONTRARIAN FUND

   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the S&P 500(R) Index.

   Example 1: Fund Outperforms Its Benchmark By 7%

   If the Fund has outperformed the S&P 500(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                       1/12th of 0.15%            1/12th of 0.79%

   Example 2: Fund Performance Tracks Its Benchmark

   If the Fund has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                            0.00                  1/12th of 0.64%

   Example 3: Fund Underperforms Its Benchmark By 7%

   If the Fund has underperformed the S&P 500(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                       1/12th of -0.15%           1/12th of 0.49%

   Because the Fund is a new fund that commenced operations on August 1, 2005, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

   EXAMPLES: MID CAP VALUE FUND

   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the Russell Midcap(R) Value Index.

   Example 1: Fund Outperforms Its Benchmark By 4%

   If the Fund has outperformed the Russell Midcap(R) Value Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                       1/12th of 0.15%            1/12th of 0.79%

   Example 2: Fund Performance Tracks Its Benchmark

   If the Fund performance has tracked the performance of the Russell Midcap(R) Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                            0.00                  1/12th of 0.64%

   Example 3: Fund Underperforms Its Benchmark By 4%

   If the Fund has underperformed the Russell Midcap(R) Value Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                      1/12th of -0.15%            1/12th of 0.49%

   Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Mid Cap Value Fund, and Perkins, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee otherwise paid to Janus Capital by the Fund (and Janus Capital's fee is thereby reduced by 50% to account for the fee paid directly to Perkins). This means that the subadvisory fee rate for fees paid by the Fund to Perkins will adjust upward or downward in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Mid Cap Value Fund's Class A Shares' performance relative to the Russell Midcap(R) Value Index.

   EXAMPLES: RISK-MANAGED CORE FUND

   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the S&P 500(R) Index.

   Example 1: Fund Outperforms Its Benchmark By 4%

   If the Fund has outperformed the S&P 500(R) Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.50%                       1/12th of 0.15%            1/12th of 0.65%

   Example 2: Fund Performance Tracks Its Benchmark

   If the Fund performance has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.50%                            0.00                  1/12th of 0.50%

   Example 3: Fund Underperforms Its Benchmark By 4%

   If the Fund has underperformed the S&P 500(R) Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.50%                      1/12th of -0.15%            1/12th of 0.35%

   EXAMPLES: WORLDWIDE FUND

   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI World Index(SM).

   Example 1: Fund Outperforms Its Benchmark By 6%

   If the Fund has outperformed the MSCI World Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.60%                       1/12th of 0.15%            1/12th of 0.75%

   Example 2: Fund Performance Tracks Its Benchmark

   If the Fund has tracked the performance of the MSCI World Index(SM) during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.60%                            0.00                  1/12th of 0.60%

   Example 3: Fund Underperforms Its Benchmark By 6%

   If the Fund has underperformed the MSCI World Index(SM) by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.60%                      1/12th of -0.15%            1/12th of 0.45%

   EXAMPLES: INTERNATIONAL EQUITY FUND

   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI EAFE(R) Index.

   Example 1: Fund Outperforms Its Benchmark By 7%

   If the Fund has outperformed the MSCI EAFE(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.68%                       1/12th of 0.15%            1/12th of 0.83%

   Example 2: Fund Performance Tracks Its Benchmark

   If the Fund has tracked the performance of the MSCI EAFE(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.68%                            0.00                  1/12th of 0.68%

   Example 3: Fund Underperforms Its Benchmark By 7%

   If the Fund has underperformed the MSCI EAFE(R) Index by 7% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.68%                      1/12th of -0.15%            1/12th of 0.53%

   Because the Fund is a new fund that commenced operations on November 28, 2006, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.


   EXAMPLES: GLOBAL RESEARCH FUND



   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI World Growth Index.



   Example 1: Fund Outperforms Its Benchmark By 6%



   If the Fund has outperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                       1/12th of 0.15%           1/12th of 0.79%



   Example 2: Fund Performance Tracks Its Benchmark



   If the Fund has tracked the performance of the MSCI World Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                            0.00                 1/12th of 0.64%



   Example 3: Fund Underperforms Its Benchmark By 6%



   If the Fund has underperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                      1/12th of -0.15%           1/12th of 0.49%



   Because the Fund is new, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

   EXAMPLES: GLOBAL REAL ESTATE FUND



   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the FTSE EPRA/NAREIT Global Real Estate Index.



   Example 1: Fund Outperforms Its Benchmark By 4%



   If the Fund has outperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                       1/12th of 0.15%           1/12th of 0.90%



   Example 2: Fund Performance Tracks Its Benchmark



   If the Fund has tracked the performance of the FTSE EPRA/NAREIT Global Real Estate Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                            0.00                 1/12th of 0.75%



   Example 3: Fund Underperforms Its Benchmark By 4%



   If the Fund has underperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                      1/12th of -0.15%           1/12th of 0.60%



   Because the Fund is new, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

   FEE WAIVERS


   Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class R Shares and Class S Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, see the table in the "Fees and Expenses" section of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2008. For Global Research Fund and Global Real Estate Fund, the waiver will be in effect until at least December 1, 2009.[TO BE UPDATED BY AMENDMENT]



                                  Expense Limit
Fund Name                         Percentage (%)
------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund                0.66
  Forty Fund                           0.67
  Orion Fund                           0.95
  Mid Cap Growth Fund                  0.65
  Small-Mid Growth Fund                1.05
  Growth and Income Fund               0.99
  Fundamental Equity Fund              0.70
  Contrarian Fund                      0.95(1)
  Balanced Fund                        0.57
RISK-MANAGED
  Risk-Managed Growth Fund             0.60
  Risk-Managed Core Fund               0.60(1)
  Risk-Managed Value Fund(2)           0.60
  Risk-Managed International
    Fund(2)                            0.65
VALUE
  Mid Cap Value Fund                   0.74(1)
  Small Company Value Fund             1.00
INTERNATIONAL & GLOBAL
  Worldwide Fund                       0.65(1)
  International Equity Fund            1.25(1)
  International Growth Fund            0.73
  Global Research Fund                 1.00(1)
ALTERNATIVE
  Long/Short Fund(2)                   1.74
  Global Real Estate Fund              1.25(1)

                                  Expense Limit
Fund Name                         Percentage (%)
------------------------------------------------
BOND
  Flexible Bond Fund                   0.55
  Floating Rate High Income
    Fund(2)                            0.90
  High-Yield Fund                      0.90



(1) Effective January 1, 2006 for Risk-Managed Core Fund and effective February 1, 2006 for Contrarian Fund, Mid Cap Value Fund, and Worldwide Fund, each Fund's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Fund's performance relative to its benchmark index. In addition, effective December 1, 2007 for International Equity Fund and effective December 1, 2008 for Global Research Fund and Global Real Estate Fund, each Fund has a performance-based investment advisory fee with a fee rate subject to an upward or downward adjustment, based upon each Fund's performance relative to its benchmark index. Details discussing the change are included in the "Performance-Based Investment Advisory Fee" section of this SAI. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may effect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital. Unless terminated, revised, or extended, each Fund's expense limit will be in effect until December 1, 2008, with the exception of Global Research Fund and Global Real Estate Fund, which will be in effect until December 1, 2009.


(2) Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to any class of the Fund, with the exceptions noted above, exceed the percentages stated.

   The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods ended July
   31. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown. [TO BE UPDATED BY AMENDMENT]



                                        2007                            2006                           2005
                              ------------------------       --------------------------     ---------------------------
Fund Name                     Advisory Fees   Waivers        Advisory Fees     Waivers      Advisory Fees      Waivers
-----------------------------------------------------------------------------------------------------------------------
GROWTH & CORE
 Large Cap Growth Fund                                        $ 1,234,809      $217,449      $1,715,414        $148,918
 Forty Fund                                                   $10,132,729      $288,516      $7,068,176        $ 12,802
 Orion Fund                                                   $     7,348      $  7,348(1)          N/A             N/A
 Mid Cap Growth Fund                                          $   657,084      $234,715      $  653,864        $150,521
 Small-Mid Growth Fund                                        $    10,467      $ 10,467(1)          N/A             N/A
 Growth and Income Fund                                       $ 1,650,202            --      $1,412,475              --
 Fundamental Equity Fund                                      $   345,456      $159,593      $  248,851        $136,264
 Contrarian Fund                                              $    19,588      $ 19,588(1)          N/A             N/A
 Balanced Fund                                                $ 3,130,701      $228,416      $3,741,111        $101,608
RISK-MANAGED
 Risk-Managed Growth Fund                                     $   984,578      $ 68,940      $  325,525        $113,628
 Risk-Managed Core Fund                                       $   264,681      $172,466      $   80,362        $ 80,362(1)
 Risk-Managed Value Fund                                      $    44,801(2)   $ 44,801(1)(2)         N/A           N/A
 Risk-Managed International
   Fund                                                               N/A           N/A             N/A             N/A
VALUE
 Mid Cap Value Fund                                           $ 1,238,804      $289,866      $  286,884        $113,990
 Small Company Value Fund                                     $   188,824      $ 72,458      $  144,379        $ 72,663
INTERNATIONAL & GLOBAL
 Worldwide Fund                                               $ 1,980,411      $112,187      $3,519,279        $ 14,207
 International Equity Fund                                            N/A           N/A             N/A             N/A
 International Growth Fund                                    $ 3,008,452      $  8,709      $1,906,536        $ 51,612
 Global Research Fund(5)               N/A         N/A                N/A           N/A             N/A             N/A
ALTERNATIVE
 Long/Short Fund                                                      N/A           N/A             N/A             N/A
 Global Real Estate Fund(5)            N/A         N/A                N/A           N/A             N/A             N/A
BOND
 Flexible Bond Fund                                           $   255,173      $212,913      $  343,059        $134,069
 Floating Rate High Income
   Fund                                                               N/A           N/A             N/A             N/A
 High-Yield Fund                                              $    16,939      $ 16,939(1)          N/A             N/A


(1) Fee waiver by Janus Capital exceeded the advisory fee.

(2) December 30, 2005 (effective date) to July 31, 2006.


(3) May 2, 2007 (effective date) to July 31, 2007.


(4) November 28, 2006 (effective date) to July 31, 2007.

(5) As of the date of this SAI, no Advisory Fees were paid by the Fund because the Fund is new.



SUBADVISERS


   Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, and Mid Cap Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC


   Janus Capital has entered into Sub-Advisory Agreements with Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, on behalf of Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, and Risk-Managed International Fund.


   INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.


   Under the Sub-Advisory Agreements between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of Risk-Managed Growth Fund, Risk-Managed Core Fund, and Risk-Managed Value Fund. Investments will be acquired, held, disposed of, or loaned, consistent with the investment objectives, policies, and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Funds; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Funds. The Sub-Advisory Agreements provide that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.


   The Sub-Advisory Agreements will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination by the Funds or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreements.


   [TO BE UPDATED BY AMENDMENT]

   PERFORMANCE-BASED SUB-ADVISORY FEE

   APPLIES TO RISK-MANAGED CORE FUND

   Effective January 1, 2006, the subadvisory fee rate for Risk-Managed Core Fund changed from a fixed rate to a rate that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to the S&P 500(R) Index. Janus Capital, and not Risk-Managed Core Fund, pays this fee. The following discussion provides additional details regarding this change.


   On December 29, 2005, shareholders of Risk-Managed Core Fund approved an amended subadvisory agreement between Janus Capital, on behalf of the Fund, and INTECH that introduces a performance incentive subadvisory fee structure. The subadvisory fee rate payable by Janus Capital to INTECH changed from a fixed rate to a rate that adjusts upward or downward based upon the performance of the Fund's load-waived Class A Shares relative to its benchmark index, the S&P 500(R) Index. Under the Amended Sub-Advisory Agreement, the subadvisory fee rate paid by Janus Capital to INTECH consists of two components: (i) a base fee calculated and accrued daily and payable monthly equal to 0.26% of the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (ii) half of any performance fee adjustment paid to Janus Capital by the Fund ("Performance Adjustment") pursuant to the investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund as approved by shareholders on December 29, 2005. No Performance Adjustment is paid to INTECH until the amended subadvisory agreement has been in effect for at least 12 months (which is January 1, 2007).

   The Base Fee rate is the same as the current annual fixed-rate fee paid by Janus Capital to INTECH under its Sub-Advisory Agreement in effect during the most recent fiscal year. The Performance Adjustment is calculated monthly and may result in an increase or decrease in the subadvisory fee rate paid by Janus Capital to INTECH, depending upon the investment performance of the Fund's load-waived Class A Shares relative to the S&P 500(R) Index over the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets over the performance measurement period for the Performance Adjustment).

   The amended subadvisory agreement and the new fee schedule became effective on January 1, 2006. For the first 12 months after the effective date, only the Base Fee rate applies. When the amended subadvisory agreement has been in effect for at least 12 months, but less than 36 months, the performance measurement period equals the time that has elapsed since the amended subadvisory agreement took effect and the Performance Adjustment will be calculated for that performance measurement period. Once the Fund has 36 months of performance history from the effective date, the Performance Adjustment is calculated using a rolling 36-month period.


PERKINS, WOLF, MCDONNELL AND COMPANY, LLC

   Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund with Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

   Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and conditions; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports.

   Perkins and its predecessor have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital has a 30% ownership stake in Perkins.


   Under the Sub-Advisory Agreement between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.



   Under the Sub-Advisory Agreement, Mid Cap Value Fund pays Perkins a fee equal to 50% of the advisory fee Janus Capital receives from the Fund (calculated after any fee waivers and expense reimbursements).



   The Sub-Advisory Agreement with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination without cause by Janus Capital or the Trust on 60 days' written notice, or material breach of Janus Capital's or Perkins' duties if that breach is not cured within a 20-day period after notice of breach, or if Perkins is unable to discharge its duties and obligations, and terminates automatically in the event of the assignment or termination of the Investment Advisory Agreement. Perkins may terminate the Sub-Advisory Agreement upon three years' notice.

   Janus Capital and Perkins have also entered into a Relationship Agreement, which sets forth a framework of mutual cooperation between the parties with respect to the developing, marketing, and servicing of products. Among other things, Janus Capital agrees that it will not terminate or recommend to the Trustees that they terminate the Sub-Advisory Agreement with Perkins, except for cause, as long as the Relationship Agreement is in effect. Among other things, Perkins agrees to provide Janus Capital with exclusive rights to certain value investment products and limit its ability to terminate the Sub-Advisory Agreement without cause. Accordingly, both Janus Capital and Perkins have financial incentives to maintain the relationship between the parties.

   PERFORMANCE-BASED SUB-ADVISORY FEE

   APPLIES TO MID CAP VALUE FUND

   As a result of shareholder approval of Mid Cap Value Fund's amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund, effective February 1, 2006, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to the Russell Midcap(R) Value Index, the Fund's benchmark index. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from the Fund equal to 50% of the advisory fee payable to Janus Capital from the Fund before reduction of the Janus fee by the amount of the fee payable to Perkins (net of any reimbursement of expenses incurred or fees waived by Janus Capital).



   Under each Sub-Advisory Agreement, the respective subadviser was compensated according to the following schedule for the fiscal year ended July 31, 2007. [TO BE UPDATED BY AMENDMENT]



    Fund Name                                                 Subadviser   Annual Rate (%)
    --------------------------------------------------------------------------------------
    Risk-Managed Growth Fund                                   INTECH           0.26
    Risk-Managed Core Fund                                     INTECH           0.26
    Risk-Managed Value Fund                                    INTECH           0.26
    Risk-Managed International Fund                            INTECH           0.26
    Mid Cap Value Fund                                         Perkins          0.32(1)



   (1) Net of fee reimbursement.



   The Risk-Managed Funds pay no fees directly to INTECH. Janus Capital pays these subadvisory fees out of its advisory fees. With respect to Risk-Managed Value Fund and Risk-Managed International Fund, INTECH has agreed to waive, in whole or in part, the subadvisory fees paid by Janus Capital.

   During the fiscal year ended July 31, 2007, Mid Cap Value Fund paid
   subadvisory fees to Perkins of $          . [TO BE UPDATED BY AMENDMENT]



   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital and Perkins, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group (small-, mid-, or large-cap) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the after market unless instructed by the portfolio managers and/or investment personnel to do otherwise. The portfolio managers and/or investment personnel intend to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.


   Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management, and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.


   Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit the execution of a short sale by Long/Short Fund when another fund or account managed by Long/Short Fund's investment personnel hold the security long. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Long/Short Fund and other Janus funds and accounts.

   INTECH has adopted its own allocation procedures, which apply to the Risk-Managed Funds. INTECH, the subadviser for Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, and Risk-Managed International Fund, generates daily trades for all of its clients, including the Risk-Managed Funds, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


   Perkins, the subadviser for Mid Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Mid Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

   The officers and Trustees of the funds may also serve as officers and Trustees of the Janus Smart Portfolios. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus Smart Portfolios and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital, INTECH, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts;
   (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders;

   (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, and Janus Distributors personnel may be required to forfeit their profits made from personal trading.


   PERKINS CODE OF ETHICS

   Perkins has adopted its own Code of Ethics, (the "Code"), which Perkins has certified complies with Rule 17j-1 under the 1940 Act. The Code establishes policies and procedures that govern certain types of personal securities transactions by employees of Perkins. Subject to the requirements and restrictions of the Code, individuals are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds. The Code has provisions that require the employees of Perkins to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds and to avoid serving their own personal interests ahead of the Funds and their shareholders.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus

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

   Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

Enhanced Investment Technologies, LLC
Proxy Voting Procedures

   The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

   GENERAL POLICY. INTECH's investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged Institutional Shareholder Services ("ISS") to vote all proxies on behalf of client accounts in accordance, at the client's discretion, with the ISS Benchmark Proxy Voting Guidelines, ISS Taft-Hartley Proxy Voting Guidelines, ISS Public Fund Proxy Voting Guidelines, ISS Social Proxy Voting Guidelines, or ISS Catholic Proxy Voting Guidelines (collectively referred to as "ISS Recommendations").

   INTECH will vote all proxies on behalf of client's accounts in accordance with the ISS Recommendations that best represent the client type. Specifically, unless otherwise directed by the client, INTECH will vote:

   - Corporate, Mutual Fund/Sub-Advised, and Commingled Pool clients in accordance with the ISS Benchmark ("ISS-BK") Proxy Voting Guidelines, which were developed by ISS to increase total shareholder value and risk mitigation and are generally management oriented.

   - Union, and Union Taft-Hartley clients in accordance with the ISS Taft-Hartley ("ISS-TH") Proxy Voting Guidelines (formerly known as the ISS Proxy Voting Service or PVS Guidelines), which were developed by ISS in conjunction with the AFL-CIO with a worker-owner view of long-term corporate value.

   - Public Fund clients in accordance with ISS Public Fund ("ISS-PUBLIC") Proxy Voting Guidelines, which were developed by ISS to help ensure that public funds fulfill all statutory and common law obligations governing proxy voting.

   - Not-For-Profit (including Endowments and Foundations) clients in accordance with ISS Social ("ISS-SOCIAL") Proxy Voting Guidelines, which were developed by ISS to recognize that socially responsible institutional shareholders are concerned with economic returns to shareholders and good corporate governance along with the ethical behavior of corporations and the social and environmental impact of their actions. The ISS Catholic Proxy Voting Guidelines ("ISS-CATHOLIC") are also available to clients upon request.

   Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. Additional information about ISS and the ISS Recommendations is available at www.issproxy.com/policy/2007policy.jsp. INTECH will only accept direction from a client to vote proxies for the client's account pursuant to the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. With respect to clients that have elected to participate in securities lending, INTECH is not able to call back securities in order to vote proxies.

   DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Investment Accounting Operations Group of Janus Capital to provide the administration for its proxy voting.

   JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines.

   VOTING AND USE OF PROXY VOTING SERVICE. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. In absence of specific client direction, INTECH will direct ISS to vote proxies in accordance with the ISS Recommendations that best represents the client type. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with the ISS-BK Proxy Voting Guidelines.

   CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

   - ISS shall vote all proxies on INTECH's behalf in accordance with the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, or ISS-CATHOLIC Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

   - The Janus Investment Accounting Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from INTECH's Chief Compliance Officer. The Janus Investment Accounting Operations Group shall maintain records of all overrides, including all required authorizations.

   - Without limiting the foregoing, the Janus Investment Accounting Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

   - Any attempts to influence the proxy voting process shall be reported immediately to INTECH's Chief Compliance Officer.

   - All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the Restricted List.

   In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to INTECH's Chief Compliance Officer to determine whether a material conflict exists. The matter will be reviewed by INTECH's Chief Operating Officer, Chief Legal Counsel, and Chief Compliance Officer ("Proxy Review Group"). To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation unless otherwise determined by the Proxy Review Group.

   REPORTING AND RECORD RETENTION. On a quarterly basis, INTECH will provide its clients with the proxy voting record for that client's account. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients, and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and the ISS-BK, ISS-TH, ISS-PUBLIC, ISS-SOCIAL, and ISS-CATHOLIC Proxy Voting Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

   REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Perkins, Wolf, McDonnell and Company, LLC
Proxy Voting Summary for Mutual Funds

   Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES


   Perkins has developed proxy voting guidelines (the "Perkins Wolf Guidelines") that influence how Perkins portfolio managers vote proxies on securities held by the portfolios Perkins manages. The Perkins Wolf Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Wolf Proxy Voting Committee (the "Proxy Voting Committee"). Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Wolf Guidelines; however, a portfolio manager may choose to vote differently than the Perkins Wolf Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.


   The role of the Proxy Voting Committee is to develop the Perkins Wolf Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Wolf Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Wolf Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Perkins Wolf Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Perkins Wolf Guidelines for use in voting proxies. Below is a summary of some of the more significant Perkins Wolf Guidelines.

   BOARD OF DIRECTORS ISSUES
   Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Perkins will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Perkins will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Perkins will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

   GENERAL CORPORATE ISSUES
   Perkins will generally oppose proposals regarding supermajority voting rights. Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Perkins Wolf Guidelines, Perkins will generally vote pursuant to that Perkins Wolf Guideline. Perkins will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins Wolf will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Wolf Guidelines.

CUSTODIAN, TRANSFER AGENT, AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

   For the fiscal years or periods ended July 31, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                               Administrative   Administrative     Administrative
                                                  Services         Services           Services
                                                    Fees             Fees               Fees
Fund Name                                      July 31, 2007     July 31, 2006    July 31, 2005(1)
--------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund
    Class R Shares                                                $       29         $       22
    Class S Shares                                                $  475,965         $  664,254
  Forty Fund
    Class R Shares                                                $    5,324         $       23
    Class S Shares                                                $3,316,392         $2,697,562
  Orion Fund
    Class R Shares                                                $      667                N/A
    Class S Shares                                                $      710                N/A
  Mid Cap Growth Fund
    Class R Shares                                                $      121         $       23
    Class S Shares                                                $  245,545         $  249,346
  Small-Mid Growth Fund
    Class R Shares                                                $      701                N/A
    Class S Shares                                                $      793                N/A
  Growth and Income Fund
    Class R Shares                                                $    1,652         $       23
    Class S Shares                                                $  637,567         $  544,278
  Fundamental Equity Fund
    Class R Shares                                                $       65         $       22
    Class S Shares                                                $  116,731         $   82,009
  Contrarian Fund
    Class R Shares                                                $      674                N/A
    Class S Shares                                                $      901                N/A
  Balanced Fund
    Class R Shares                                                $       58         $       21
    Class S Shares                                                $1,377,148         $1,652,426
RISK-MANAGED
  Risk-Managed Growth Fund
    Class R Shares                                                $       34         $       22
    Class S Shares                                                $  242,896         $  141,530
  Risk-Managed Core Fund
    Class R Shares                                                $       30         $       23
    Class S Shares                                                $   30,923         $   22,428
  Risk-Managed Value Fund
    Class R Shares                                                $      374(2)             N/A
    Class S Shares                                                $      375(2)             N/A
  Risk-Managed International Fund
    Class S Shares                                                       N/A                N/A

                                               Administrative   Administrative     Administrative
                                                  Services         Services           Services
                                                    Fees             Fees               Fees
Fund Name                                      July 31, 2007     July 31, 2006    July 31, 2005(1)
--------------------------------------------------------------------------------------------------
VALUE
  Mid Cap Value Fund
    Class R Shares                                                $    2,576         $      912
    Class S Shares                                                $  143,688         $   87,117
  Small Company Value Fund
    Class R Shares                                                $    7,294         $       29
    Class S Shares                                                $   53,807         $   47,439
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class R Shares                                                $       29         $       22
    Class S Shares                                                $  823,089         $1,464,242
  International Equity Fund
    Class R Shares                                                       N/A                N/A
    Class S Shares                                                       N/A                N/A
  International Growth Fund
    Class R Shares                                                $      457         $       24
    Class S Shares                                                $1,115,066         $  739,374
  Global Research Fund(5)
    Class S Shares                                      N/A              N/A                N/A
ALTERNATIVE
  Long/Short Fund
    Class R Shares                                                       N/A                N/A
    Class S Shares                                                       N/A                N/A
  Global Real Estate Fund(5)
    Class S Shares                                      N/A              N/A                N/A
BOND
  Flexible Bond Fund
    Class R Shares                                                $       26         $       21
    Class S Shares                                                $  114,886         $  151,799
  Floating Rate High Income Fund
    Class S Shares                                                       N/A                N/A
  High-Yield Fund
    Class R Shares                                                $    1,566                N/A
    Class S Shares                                                $    1,602                N/A


(1) September 30, 2004 (class inception) to July 31, 2005 for Class R Shares.

(2) December 30, 2005 (effective date) to July 31, 2006.


(3) May 2, 2007 (effective date) to July 31, 2007.


(4) November 28, 2006 (effective date) to July 31, 2007.


(5) As of the date of this SAI, Janus Services did not receive any administrative services fees from Class S Shares of the Fund because the Fund is new.


Note: Certain Funds do not offer Class R Shares.


   Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund, except for Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund, which each pay $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use DST systems to track and process redemption fees and contingent deferred sales charges. The Funds currently pay DST annual per account rates for these systems. These fees are only charged to classes of the Funds with redemption fees or contingent deferred sales charges.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Janus Capital places all portfolio transactions of the Funds, except for the Risk-Managed Funds. With respect to the Risk-Managed Funds, INTECH places portfolio transactions using its proprietary trade system software. With respect to Mid Cap Value Fund, Janus Capital places all portfolio transactions solely upon Perkins' direction.

   Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.


   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.

   Long/Short Fund intends to maintain a prime brokerage arrangement to facilitate short sale transactions. A prime broker may provide, and the current prime broker of the Fund is expected to provide, services and products to Janus Capital in connection with the lending, short selling facilities, and related services the prime broker provides to the Fund and other clients. These services may include, without limitation, electronic interfaces, software and various reports in connection with short sale activity. As a result of these services and products, Janus Capital may have an incentive to use the prime broker to effect transactions for the Fund or to accept less favorable pricing for prime brokerage services (including interest and similar charges on short positions).


   For the fiscal year ended July 31, 2007, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. [TO BE UPDATED BY AMENDMENT]



Fund Name                                                     Commissions    Transactions
-----------------------------------------------------------------------------------------



Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.


   Janus Capital and Perkins do not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Mid Cap Value Fund.

   Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's and Perkins' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and

   Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

   INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

   INTECH does not consider research services in selecting brokers. For the Risk-Managed Funds, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

   The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods ending on July 31 of each year shown. [TO BE UPDATED BY AMENDMENT]



Fund Name                                                  2007          2006         2005
--------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund                                               $  295,551    $406,850
  Forty Fund                                                          $1,109,835    $593,183
  Orion Fund                                                          $    1,800         N/A
  Mid Cap Growth Fund                                                 $   77,851    $ 74,777
  Small-Mid Growth Fund                                               $   12,678         N/A
  Growth and Income Fund                                              $  188,273    $231,944
  Fundamental Equity Fund                                             $   60,892    $ 58,838
  Contrarian Fund                                                     $   10,867         N/A
  Balanced Fund                                                       $  196,041    $479,103
RISK-MANAGED
  Risk-Managed Growth Fund                                            $  287,314    $ 76,732
  Risk-Managed Core Fund                                              $   75,747    $ 16,261
  Risk-Managed Value Fund                                             $   13,677(1)      N/A
  Risk-Managed International Fund                                            N/A         N/A
VALUE
  Mid Cap Value Fund                                                  $  394,543    $110,358
  Small Company Value Fund                                            $   32,446    $ 21,304
INTERNATIONAL & GLOBAL
  Worldwide Fund                                                      $  857,264    $844,888
  International Equity Fund                                                  N/A         N/A
  International Growth Fund                                           $1,368,222    $647,748
  Global Research Fund(4)                                      N/A           N/A         N/A
ALTERNATIVE
  Long/Short Fund                                                            N/A         N/A
  Global Real Estate Fund(4)                                   N/A           N/A         N/A
BOND
  Flexible Bond Fund                                                  $       50    $    400
  Floating Rate High Income Fund                                             N/A         N/A
  High-Yield Fund                                                     $       70         N/A



(1) December 30, 2005 (effective date) to July 31, 2006.


(2) May 2, 2007 (effective date) to July 31, 2007.


(3) November 28, 2006 (effective date) to July 31, 2007.


(4) As of the date of this SAI, the Fund did not pay any brokerage commissions because the Fund is new.


   Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, broker-dealer or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

   As of July 31, 2007, certain Funds owned securities of their regular broker-dealers (or parents), as shown below: [TO BE UPDATED BY AMENDMENT]



                                                                                          Value of
                               Name of                                                   Securities
Fund Name                      Broker-Dealer                                                Owned
----------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Patrick Brophy        Executive Vice          [   ]-Present  Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts. Formerly, Principal at THK
 Denver, CO 80206      Portfolio Manager of                   Associates, Inc. (economics and land
 DOB: 1965             Janus Adviser Global                   planning firm)(    )
                       Real Estate Fund
--------------------------------------------------------------------------------------------------
 Jonathan D. Coleman   Executive Vice          2/02-Present   Co-Chief Investment Officer and
 151 Detroit Street    President and                          Executive Vice President of Janus
 Denver, CO 80206      Portfolio Manager                      Capital, and Portfolio Manager for
 DOB: 1971             Janus Adviser Mid Cap                  other Janus accounts. Formerly, Vice
                       Growth Fund                            President (1998-2006) of Janus
                                                              Capital Corporation.
--------------------------------------------------------------------------------------------------
 David J. Corkins      Executive Vice          2/06-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio
 DOB: 1966             Janus Adviser Large                    Manager (2000-2003) for Janus
                       Cap Growth Fund                        Adviser Growth and Income Fund.
--------------------------------------------------------------------------------------------------
 David C. Decker       Executive Vice          6/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 DOB: 1966             Janus Adviser
                       Contrarian Fund
                       Executive Vice          8/06-Present
                       President of Janus
                       Adviser Long/Short
                       Fund
--------------------------------------------------------------------------------------------------
 James P. Goff         Executive Vice          [   ]-Present  Vice President and Director of
 151 Detroit Street    President of Janus                     Research of Janus Capital.
 Denver, CO 80206      Adviser Global
 DOB: 1964             Research Fund
--------------------------------------------------------------------------------------------------
 Jason Groom           Executive Vice          5/07-Present   Fixed-Income Analyst for Janus
 151 Detroit Street    President and                          Capital and Portfolio Manager for
 Denver, CO 80206      Portfolio Manager of                   other Janus account. Formerly,
 DOB: 1969             Janus Adviser Floating                 Analyst for ING Investments
                       Rate High Income Fund                  (1998-2004).
--------------------------------------------------------------------------------------------------
 Jakob V. Holm         Executive Vice          7/05-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts.
 Denver, CO 80206      Portfolio Manager
 DOB: 1971             Janus Adviser Small
                       Company Value Fund
--------------------------------------------------------------------------------------------------
 Brent A. Lynn         Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 DOB: 1964             Janus Adviser
                       International Growth
                       Fund
--------------------------------------------------------------------------------------------------
 Chad Meade            Executive Vice          7/06-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst of
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital. Formerly, Analyst for
 DOB: 1977             Janus Adviser                          Goldman Sachs' global investment
                       Small-Mid Growth Fund                  research team.
--------------------------------------------------------------------------------------------------
 Julian Pick           Executive Vice          11/06-         Vice President and Research Analyst
 151 Detroit Street    President and           Present        of Janus Capital. Formerly, Director
 Denver, CO 80206      Co-Portfolio Manager                   of Global Equities for Deutsche
 DOB: 1962             of Janus Adviser                       Asset Management (London)
                       International Equity                   (2001-2003) and Analyst (1995-2001)
                       Fund                                   for Janus Capital.
--------------------------------------------------------------------------------------------------
 Marc Pinto            Executive Vice          5/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Adviser Balanced
                       Fund
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Ron Sachs             Executive Vice          6/05-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Portfolio
 DOB: 1967             Janus Adviser Orion                    Manager (2005-2006) for Janus
                       Fund                                   Adviser Small-Mid Growth Fund.
--------------------------------------------------------------------------------------------------
 Laurent Saltiel       Executive Vice          11/06-         Vice President and Research Analyst
 151 Detroit Street    President and           Present        of Janus Capital.
 Denver, CO 80206      Co-Portfolio Manager
 DOB: 1969             of Janus Adviser
                       International Equity
                       Fund
--------------------------------------------------------------------------------------------------
 Brian A. Schaub       Executive Vice          7/06-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst of
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1978             Janus Adviser
                       Small-Mid Growth Fund
--------------------------------------------------------------------------------------------------
 Scott W. Schoelzel    Executive Vice          4/00-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 DOB: 1958             Janus Adviser Forty
                       Fund
--------------------------------------------------------------------------------------------------
 Gibson Smith          Executive Vice          5/05-Present   Co-Chief Investment Officer and
 151 Detroit Street    President and                          Executive Vice President of Janus
 Denver, CO 80206      Co-Portfolio Manager                   Capital, and Portfolio Manager for
 DOB: 1968             Janus Adviser Balanced                 other Janus accounts. Formerly, Vice
                       Fund                                   President (2003-2006) of Janus
                                                              Capital; and Analyst (2001-2003) for
                       Executive Vice          6/05-Present   Janus Capital Corporation.
                       President and
                       Portfolio Manager
                       Janus Adviser
                       High-Yield Fund
                       Executive Vice          5/07-Present
                       President and
                       Co-Portfolio Manager
                       of Janus Adviser
                       Flexible Bond Fund
--------------------------------------------------------------------------------------------------
 Minyoung Sohn         Executive Vice          1/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts. Formerly, Analyst (1998-
 DOB: 1975             Janus Adviser Growth                   2003) for Janus Capital Corporation.
                       and Income Fund
                       Executive Vice          5/05-Present
                       President and
                       Portfolio Manager
                       Janus Adviser
                       Fundamental Equity
                       Fund
--------------------------------------------------------------------------------------------------
 Darrell Watters       Executive Vice          5/07-Present   Vice President and Research Analyst
 151 Detroit Street    President and                          of Janus Capital and Portfolio
 Denver, CO 80206      Co-Portfolio Manager                   Manager for other Janus accounts.
 DOB: 1963             of Janus Adviser
                       Flexible Bond Fund
--------------------------------------------------------------------------------------------------
 Jason P. Yee          Executive Vice          7/04-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Portfolio Manager                      accounts.
 DOB: 1969             Janus Adviser
                       Worldwide Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and
              pre-approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes              James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding      Jerome S. Contro
              matters related to the         William F. McCalpin
              Trust's use of brokerage
              commissions and placement of
              portfolio transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND          individuals for election as    Dennis B. Mullen
 GOVERNANCE   Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006. [TO BE UPDATED BY AMENDMENT]




--------------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR RANGE OF
                                                         EQUITY SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY         COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE          SECURITIES IN THE FUNDS        IN JANUS FUNDS
--------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------
 Dennis B. Mullen         None                           Over $100,000
--------------------------------------------------------------------------------------
 Jerome S. Contro         None                           Over $100,000
--------------------------------------------------------------------------------------
 William F. McCalpin      None                           Over $100,000
--------------------------------------------------------------------------------------
 John W. McCarter, Jr.    None                           Over $100,000
--------------------------------------------------------------------------------------
 James T. Rothe           None                           Over $100,000
--------------------------------------------------------------------------------------
 William D. Stewart       None                           Over $100,000
--------------------------------------------------------------------------------------
 Martin H. Waldinger      None                           Over $100,000
--------------------------------------------------------------------------------------
 Linda S. Wolf            None                           Over $100,000
--------------------------------------------------------------------------------------


   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Risk-Managed International Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].



    Since International Equity Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B.
    Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin $[    ]; John
    W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D. Stewart;
    $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].



    Since Floating Rate High Income Fund had not commenced operations as of July 31, 2007, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows: Dennis B.
    Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin $[    ]; John
    W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D. Stewart
    $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].



   Since Global Research Fund is new, no fees were paid during the fiscal year ended July 31, 2007. The aggregate compensation paid by the Fund is estimated for the period ending July 31, 2008 and for its first full fiscal year,
   August 1, 2008 through July 31, 2009 as follows: Dennis B. Mullen $[    ];
   Jerome S. Contro $[    ]; William F. McCalpin $[    ]; John W. McCarter, Jr.
   $[    ]; James T. Rothe $[    ]; William D. Stewart $[    ]; Martin H.
   Waldinger $[    ]; and Linda S. Wolf $[    ].



   Since Global Real Estate Fund is new, no fees were paid during the fiscal year ended July 31, 2007. The aggregate compensation paid by the Fund is estimated for the period ending July 31, 2008 and for its first full fiscal year, August 1, 2008 through July 31, 2009 as follows: Dennis B. Mullen
   $    ; Jerome S. Contro $    ; William F. McCalpin $    ; John W. McCarter,
   Jr. $    ; James T. Rothe $    ; William D. Stewart $    ; Martin H.
   Waldinger $    ; and Linda S. Wolf $    .

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

JANUS INVESTMENT PERSONNEL


     [TO BE UPDATED BY AMENDMENT]


   OTHER ACCOUNTS MANAGED


   The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.



                                                               Other Registered   Other Pooled
                                                                  Investment       Investment       Other
                                                                  Companies         Vehicles       Accounts
    ---------------------------------------------------------------------------------------------------------
    Patrick Brophy         Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Jonathan D. Coleman    Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    David J. Corkins       Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    David Decker           Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    James P. Goff          Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Jason Groom            Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Jakob V. Holm          Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Dan Kozlowski          Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Brent A. Lynn          Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Chad Meade             Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Julian Pick            Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Marc Pinto             Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Dan Riff               Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Ron Sachs              Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Laurent Saltiel        Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Brian A. Schaub        Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Scott W. Schoelzel     Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Gibson Smith           Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Minyoung Sohn          Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Darrell Watters        Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    Jason P. Yee           Number of Other Accounts Managed
                           Assets in Other Accounts Managed

(1) [    ] of the accounts included in the total, consisting of $[        ] of
    the total assets in the category, has a performance-based advisory fee.


(2) [    ] of the accounts included in the total, consisting of $[        ] of
    the total assets in the category, has a performance-based advisory fee.


(3) [    ] of the accounts included in the total, consisting of $[        ] of
    the total assets in the category, have performance-based advisory fees.




   MATERIAL CONFLICTS


   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."


   COMPENSATION


   The following describes the structure and method of calculating a portfolio manager's compensation as of July 31, 2007.



   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.



   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.



   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).



   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.



   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.



   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.


   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.


   COMPENSATION



   The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of July 1, 2007.



   Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff's variable compensation is based on four components:
   (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios' investment performance. Variable compensation from firm-wide investment performance and the research portfolios' investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds' aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).



   Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.


   Each Fund's Lipper peer group for compensation purposes is shown in the following table:


    Fund Name                               Lipper Peer Group
    ----------------------------------------------------------------------------
    GROWTH & CORE
      Large Cap Growth Fund                 Multi-Cap Growth Funds
      Forty Fund                            Large-Cap Growth Funds
      Orion Fund                            Multi-Cap Growth Funds
      Mid Cap Growth Fund                   Mid-Cap Growth Funds
      Small-Mid Growth Fund                 Small Cap Growth Funds
      Growth and Income Fund                Large-Cap Core Funds
      Fundamental Equity Fund               Large-Cap Core Funds
      Contrarian Fund                       Multi-Cap Core Funds
      Balanced Fund                         Balanced Funds
    VALUE
      Small Company Value Fund              Small Cap Core Funds
    INTERNATIONAL & GLOBAL
      Worldwide Fund                        Global Funds
      International Equity Fund             International Funds
      International Growth Fund             International Funds
      Global Research Fund                  Multi-Cap Growth Funds
    ALTERNATIVE
      Long/Short Fund                       Long/Short Equity Funds
      Global Real Estate Fund
    BOND
      Flexible Bond Fund                    Intermediate Investment Grade Debt
                                             Funds
      Floating Rate High Income Fund        Loan Participation Funds
      High-Yield Fund                       High Current Yield Funds

INTECH INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED


   The following table provides information relating to other accounts managed by the investment personnel as of July 31, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.


                                                      Other Registered    Other Pooled
                                                         Investment        Investment
                                                        Companies(1)        Vehicles      Other Accounts(2)
-----------------------------------------------------------------------------------------------------------
Robert Fernholz  Number of Other Accounts Managed
                 Assets in Other Accounts Managed
David E. Hurley  Number of Other Accounts Managed
                 Assets in Other Accounts Managed
Cary Maguire     Number of Other Accounts Managed
                 Assets in Other Accounts Managed
Joseph Runnels   Number of Other Accounts Managed
                 Assets in Other Accounts Managed

(1) [        ] of the accounts included in the totals, consisting of [        ]
    of the total assets in the category, have performance-based advisory fees.
(2) [        ] of the accounts included in the totals, consisting of [        ]
    of the total assets in the category, have performance-based advisory fees.

   MATERIAL CONFLICTS


   As shown in the table above, the Funds' investment personnel may manage other accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, INTECH believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, preallocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION


   As described under "Investment Adviser and Subadvisers," Janus Capital has entered into Sub-Advisory Agreements on behalf of Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, and Risk-Managed International Fund. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of July 31, 2007.


   For managing the Funds and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, and which is not based on performance or assets of the Funds or other accounts. The investment personnel are also eligible for a cash bonus as determined by INTECH, and which is not based on performance or assets of the Funds or other accounts. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

   The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL


     [TO BE UPDATED BY AMENDMENT]


   OTHER ACCOUNTS MANAGED


   The following table provides information relating to other accounts managed by the portfolio managers as of July 31, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.



                                                      Other Registered    Other Pooled
                                                         Investment        Investment
                                                        Companies(1)        Vehicles      Other Accounts
--------------------------------------------------------------------------------------------------------
Jeffrey Kautz    Number of Other Accounts Managed
                 Assets in Other Accounts Managed
Thomas Perkins   Number of Other Accounts Managed
                 Assets in Other Accounts Managed



(1) [  ] of the accounts included in the total, consisting of $[        ] of the
    total assets in the category, have performance-based advisory fees.


   MATERIAL CONFLICTS


   As shown in the table above, Mid Cap Value Fund's portfolio managers may manage other funds and accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."

   COMPENSATION

   As described under "Investment Adviser and Subadvisers," Janus Capital has entered into a Sub-Advisory Agreement on behalf of Mid Cap Value Fund. The compensation structure of the portfolio managers is determined by Perkins and is summarized by Perkins below.

   For managing the Fund, the portfolio managers receive base pay in the form of a fixed annual salary paid by Perkins, Wolf, McDonnell and Company, LLC.


   The portfolio managers, as part of their ownership in Perkins and its affiliate(s), also receive compensation by virtue of their ownership interests in Perkins and its affiliate(s). Portfolio managers are also entitled to participate in such life insurance, medical, profit sharing and other programs as may be made generally available from time to time by Perkins for the benefit of its employees generally.

OWNERSHIP OF SECURITIES


   The portfolio managers and/or investment personnel cannot directly own Shares of the Funds without investing through a broker-dealer or other financial intermediary. The portfolio managers and/or investment personnel may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Funds which they manage. The following table reflects the portfolio managers' and/or investment personnel's ownership in the Janus Funds as of July 31, 2007. [TO BE UPDATED BY AMENDMENT]




--------------------------------------------------------------------------------------
                          DOLLAR RANGE OF EQUITY         AGGREGATE DOLLAR RANGE OF
                          SECURITIES IN THE FUND(S)      EQUITY SECURITIES IN JANUS
 INVESTMENT PERSONNEL     MANAGED                        FUNDS
--------------------------------------------------------------------------------------
 JANUS CAPITAL
--------------------------------------------------------------------------------------
 Patrick Brophy
--------------------------------------------------------------------------------------
 Jonathan D. Coleman
--------------------------------------------------------------------------------------
 David J. Corkins
--------------------------------------------------------------------------------------
 David Decker
--------------------------------------------------------------------------------------
 James P. Goff
--------------------------------------------------------------------------------------
 Jason Groom
--------------------------------------------------------------------------------------
 Jakob V. Holm
--------------------------------------------------------------------------------------
 Dan Kozlowski
--------------------------------------------------------------------------------------
 Brent A. Lynn
--------------------------------------------------------------------------------------
 Chad Meade
--------------------------------------------------------------------------------------
 Julian Pick
--------------------------------------------------------------------------------------
 Marc Pinto
--------------------------------------------------------------------------------------
 Dan Riff
--------------------------------------------------------------------------------------
 Ron Sachs
--------------------------------------------------------------------------------------
 Laurent Saltiel
--------------------------------------------------------------------------------------
 Brian Schaub
--------------------------------------------------------------------------------------
 Scott W. Schoelzel
--------------------------------------------------------------------------------------
 Gibson Smith
--------------------------------------------------------------------------------------
 Minyoung Sohn
--------------------------------------------------------------------------------------
 Darrell Watters
--------------------------------------------------------------------------------------
 Jason P. Yee
--------------------------------------------------------------------------------------
 INTECH
--------------------------------------------------------------------------------------
 Robert Fernholz
--------------------------------------------------------------------------------------
 David E. Hurley
--------------------------------------------------------------------------------------
 Cary Maguire
--------------------------------------------------------------------------------------
 Joseph Runnels
--------------------------------------------------------------------------------------
 PERKINS
--------------------------------------------------------------------------------------
 Jeffrey Kautz
--------------------------------------------------------------------------------------
 Thomas Perkins
--------------------------------------------------------------------------------------

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

   As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

   Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.


   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.



   To the extent there are any errors in a Fund's NAV calculation, Janus may, at its option, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.


PURCHASES

   Shares of the Funds can generally be purchased only through retirement plans, broker-dealers, bank trust departments, financial advisers, or similar financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to make additional investments in Small Company Value Fund - Class S Shares directly by calling a Janus representative. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectuses will provide you with detailed information about investing in the Funds.

   CLASS A SHARES
   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                          Sales Charge as a   Sales Charge as a   Amount of Sales Charge Reallowed
                                            Percentage of     Percentage of Net   to Financial Intermediaries as a
                                           Offering Price*     Amount Invested      Percentage of Offering Price
   Amount of Purchase at Offering Price   -----------------   -----------------   --------------------------------
  EQUITY FUNDS
   Under $50,000                                5.75%               6.10%                       5.00%
   $50,000 but under $100,000                   4.50%               4.71%                       3.75%
   $100,000 but under $250,000                  3.50%               3.63%                       2.75%
   $250,000 but under $500,000                  2.50%               2.56%                       2.00%
   $500,000 but under $1,000,000                2.00%               2.04%                       1.60%
   $1,000,000 and above                         None**              None                        None
  BOND FUNDS
   Under $50,000                                4.75%               4.99%                       4.25%
   $50,000 but under $100,000                   4.50%               4.71%                       4.00%
   $100,000 but under $250,000                  3.50%               3.63%                       3.00%
   $250,000 but under $500,000                  2.50%               2.56%                       2.25%
   $500,000 but under $1,000,000                2.00%               2.04%                       1.75%
   $1,000,000 and above                         None**              None                        None

 * Offering Price includes the initial sales charge.
** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

   The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares and Class C Shares for the fiscal year or period ending July 31 of each year shown (substantially all of which was paid out to financial intermediaries). The 1% maximum initial sales charge on Class C Shares was eliminated effective September 30, 2004.


                                                                    Aggregate Sales
                                                                      Commissions
                                                           ----------------------------------
Fund Name                                                    2007           2006       2005
---------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund
    Class A Shares                                                        $    581    $   490(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  Forty Fund
    Class A Shares                                                        $363,068    $52,649(1)
    Class C Shares                                              N/A            N/A    $    40(2)
  Orion Fund
    Class A Shares                                                        $  3,651        N/A
    Class C Shares                                              N/A            N/A        N/A
  Mid Cap Growth Fund
    Class A Shares                                                        $ 35,892    $15,470(1)
    Class C Shares                                              N/A            N/A    $     1(2)
  Small-Mid Growth Fund
    Class A Shares                                                        $ 21,162        N/A
    Class C Shares                                              N/A            N/A        N/A
  Growth and Income Fund
    Class A Shares                                                        $ 47,221    $ 7,213(1)
    Class C Shares                                              N/A            N/A    $   618(2)
  Fundamental Equity Fund
    Class A Shares                                                        $ 35,013    $ 4,179(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  Contrarian Fund
    Class A Shares                                                        $ 35,262        N/A
    Class C Shares                                              N/A            N/A        N/A
  Balanced Fund
    Class A Shares                                                        $ 25,091    $ 4,444(1)
    Class C Shares                                              N/A            N/A    $     1(2)
RISK-MANAGED
  Risk-Managed Growth Fund
    Class A Shares                                                        $260,076    $54,506(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  Risk-Managed Core Fund
    Class A Shares                                                        $125,564    $94,119(1)
    Class C Shares                                              N/A            N/A    $    --(2)

                                                                    Aggregate Sales
                                                                      Commissions
                                                           ----------------------------------
Fund Name                                                    2007           2006       2005
---------------------------------------------------------------------------------------------
  Risk-Managed Value Fund
    Class A Shares                                                        $     --(3)     N/A
    Class C Shares                                              N/A            N/A(3)     N/A
  Risk-Managed International Fund
    Class A Shares                                         $                   N/A        N/A
VALUE
  Mid Cap Value Fund
    Class A Shares                                                        $180,521    $74,647(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  Small Company Value Fund
    Class A Shares                                                        $  9,582    $    --(1)
    Class C Shares                                              N/A            N/A    $    --(2)
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class A Shares                                                        $      5    $ 1,742(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  International Equity Fund
    Class A Shares                                                 (5)         N/A        N/A
  International Growth Fund
    Class A Shares                                                        $324,387    $ 2,940(1)
    Class C Shares                                              N/A            N/A    $    --(2)
  Global Research Fund
    Class A Shares                                              N/A            N/A        N/A
ALTERNATIVE
  Long/Short Fund
    Class A Shares                                                             N/A        N/A
  Global Real Estate Fund
    Class A Shares                                              N/A            N/A        N/A
BOND
  Flexible Bond Fund
    Class A Shares                                                        $ 14,402    $ 3,666(1)
    Class C Shares                                              N/A            N/A    $     9(2)
  Floating Rate High Income Fund
    Class A Shares                                         $                   N/A        N/A
  High-Yield Fund
    Class A Shares                                                        $  4,121        N/A
    Class C Shares                                              N/A            N/A        N/A


 (1) September 30, 2004 (commencement of Class A Shares) to July 31, 2005.
 (2) August 1, 2004 to September 30, 2004.

 (3) December 30, 2005 (effective date) to July 31, 2006.


 (4) May 2, 2007 (effective date) to July 31, 2007.


 (5) November 28, 2006 (effective date) to July 31, 2007.


 (6) As of the date of this SAI, no sales commissions were paid to Janus Distributors because the Fund is new.

   During the fiscal year ended July 31, 2007, Janus Distributors retained the following upfront sales charge:



                                                                 Upfront
                                                                  Sales
Fund Name                                                         Charge
---------------------------------------------------------------------------



Note: Funds from which Janus Distributors did not receive any upfront sales charges are not listed in the table.


   CLASS C SHARES, CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES
   Class C Shares, Class I Shares, Class R Shares, and Class S Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

   Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and, from Class A and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   CLASS A SHARES, CLASS R SHARES, AND CLASS S SHARES
   As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan," "Class R Plan," and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares, Class R Shares, or Class S Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On April 3, 2000, the Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as Class I Shares, renamed Class S Shares effective November 28, 2005. On July 14, 2004, the Trustees unanimously approved the Class A Plan and Class R Plan.

   CLASS C SHARES
   As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

   The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

   Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.


   For the fiscal year ended July 31, 2007, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below. [TO BE UPDATED BY AMENDMENT]



                                                   Prospectus
                                                  Preparation,
                                Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
Fund Name                         Literature      and Mailing     Brokers     Sales Personnel       Payments
-----------------------------------------------------------------------------------------------------------------
GROWTH & CORE
  Large Cap Growth Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Forty Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Orion Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Mid Cap Growth Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Small-Mid Growth Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Growth and Income Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares

                                                   Prospectus
                                                  Preparation,
                                Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
Fund Name                         Literature      and Mailing     Brokers     Sales Personnel       Payments
-----------------------------------------------------------------------------------------------------------------
  Fundamental Equity Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Contrarian Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Balanced Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
RISK-MANAGED
  Risk-Managed Growth Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Risk-Managed Core Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Risk-Managed Value Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Risk-Managed International
    Fund(1)
    Class A Shares
    Class C Shares
    Class S Shares
VALUE
  Mid Cap Value Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Small Company Value Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares

                                                   Prospectus
                                                  Preparation,
                                Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
Fund Name                         Literature      and Mailing     Brokers     Sales Personnel       Payments
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL & GLOBAL
  Worldwide Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  International Equity Fund(2)
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  International Growth Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Global Research Fund(3)
    Class A Shares
    Class C Shares
    Class S Shares
ALTERNATIVE
  Long/Short Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Global Real Estate Fund(3)
    Class A Shares
    Class C Shares
    Class S Shares
BOND
  Flexible Bond Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares
  Floating Rate High Income
    Fund(1)
    Class A Shares
    Class C Shares
    Class S Shares
  High-Yield Fund
    Class A Shares
    Class C Shares
    Class R Shares
    Class S Shares





(1) May 2, 2007 (effective date) to July 31, 2007.

(2) November 28, 2006 (effective date) to July 31, 2007.


(3) As of the date of this SAI, Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, or Class S Shares of the Fund because the Fund is new.


Note: Certain Funds do not offer Class R Shares.


REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. However, shareholders who invested directly in Berger Small Cap Value Fund II - Investor Shares prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares and maintain their account in Janus Adviser Small Company Value Fund - Class S Shares will continue to be able to process redemptions directly with Small Company Value Fund - Class S Shares by calling a Janus representative. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in- kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

   CLASS A SHARES
   A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

   CLASS C SHARES
   A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.


   For the fiscal year ended July 31, 2007, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
GROWTH & CORE
 Large Cap Growth Fund
   Class A Shares
   Class C Shares
 Forty Fund
   Class A Shares
   Class C Shares
 Orion Fund
   Class A Shares
   Class C Shares
 Mid Cap Growth Fund
   Class A Shares
   Class C Shares
 Small-Mid Growth Fund
   Class A Shares
   Class C Shares
 Growth and Income Fund
   Class A Shares
   Class C Shares
 Fundamental Equity Fund
   Class A Shares
   Class C Shares
 Contrarian Fund
   Class A Shares
   Class C Shares
 Balanced Fund
   Class A Shares
   Class C Shares

                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
RISK-MANAGED
 Risk-Managed Growth Fund
   Class A Shares
   Class C Shares
 Risk-Managed Core Fund
   Class A Shares
   Class C Shares
 Risk-Managed Value Fund
   Class A Shares
   Class C Shares
 Risk-Managed International Fund(1)
   Class A Shares
   Class C Shares
VALUE
 Mid Cap Value Fund
   Class A Shares
   Class C Shares
 Small Company Value Fund
   Class A Shares
   Class C Shares
INTERNATIONAL & GLOBAL
 Worldwide Fund
   Class A Shares
   Class C Shares
 International Equity Fund(2)
   Class A Shares
   Class C Shares
 International Growth Fund
   Class A Shares
   Class C Shares
 Global Research Fund(3)
   Class A Shares
   Class C Shares
ALTERNATIVE
 Long/Short Fund
   Class A Shares
   Class C Shares
 Global Real Estate Fund(3)
   Class A Shares
   Class C Shares
BOND
 Flexible Bond Fund
   Class A Shares
   Class C Shares
 Floating Rate High Income Fund(1)
   Class A Shares
   Class C Shares

                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
 High-Yield Fund
   Class A Shares
   Class C Shares



(1) May 2, 2007 (effective date) to July 31, 2007.


(2) November 28, 2006 (effective date) to July 31, 2007.

(3) As of the date of this SAI, Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares and Class C Shares of the Fund because the Fund is new.



   CLASS I SHARES, CLASS R SHARES, AND CLASS S SHARES

   A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares, Class R Shares, and Class S Shares of Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, Worldwide Fund, International Equity Fund, International Growth Fund, Global Research Fund, Long/Short Fund, Global Real Estate Fund, Floating Rate High Income Fund, and High-Yield Fund redeemed within three months of purchase, unless waived, as discussed in the Prospectuses. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


   PROCESSING OR SERVICE FEES
   Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Large Cap Growth Fund, Forty Fund, Orion Fund, Mid Cap Growth Fund, Small-Mid Growth Fund, Fundamental Equity Fund, Contrarian Fund, Risk-Managed Growth Fund, Risk-Managed Core Fund, Risk-Managed Value Fund, Risk-Managed International Fund, Mid Cap Value Fund, Small Company Value Fund, Worldwide Fund, International Equity Fund, International Growth Fund, Global Research Fund, Long/Short Fund, and Global Real Estate Fund declare and make annual distributions of income (if any); Growth and Income Fund and Balanced Fund declare and make quarterly distributions of income; and Flexible Bond Fund, Floating Rate High Income Fund, and High-Yield Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

   The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

   Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.


   A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.



   Some REITs are permitted to hold "residual interests" real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT's excess inclusion income.



   As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the Fund's performance.



   Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.



   Please note that shareholders of Global Real Estate Fund may receive account tax information from the Fund at the end of February of the following year, which is one month later than when most such forms are sent.

   Certain funds' transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]



As of [          ], the officers and Trustees as a group owned [     ]% and less
than 1% of the outstanding Shares of any class of each of the other Funds in this SAI.



As of [          ], the percentage ownership of any person or entity owning 5%
or more of the outstanding Shares of any class of the Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding Shares of any class of the Funds is listed below.



To the best knowledge of the Trust, as of [          ], no other person or
entity owned beneficially more than 5% of the outstanding Shares of any class of the Funds, except as shown. Additionally, to the best knowledge of the Trust, except for JCM's or JCGI's ownership in a Fund, no other person or entity beneficially owned 25% or more of the outstanding Shares of any class of the Funds, except as shown. In certain circumstances, JCM's or JCGI's ownership may not represent beneficial ownership. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.



Name of Fund and Class           Shareholder and Address of Record          Percentage of Class
-----------------------------------------------------------------------------------------------

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   Nine of the Funds discussed in this SAI (listed below) were formed from the reorganization of the Retirement Shares of corresponding Portfolio of Janus Aspen Series into the Funds on July 31, 2000. Funds not listed commenced operations after July 31, 2000.


    PREDECESSOR FUND
    (EACH A PORTFOLIO OF JANUS ASPEN SERIES)               FUND
    ----------------------------------------               ----
    Growth Portfolio - Retirement Shares                   Janus Adviser Large Cap Growth Fund
    Capital Appreciation Portfolio - Retirement Shares     Janus Adviser Forty Fund
    Aggressive Growth Portfolio - Retirement Shares        Janus Adviser Mid Cap Growth Fund
    Growth and Income Portfolio - Retirement Shares        Janus Adviser Growth and Income Fund
    Equity Income Portfolio - Retirement Shares            Janus Adviser Fundamental Equity Fund
    Balanced Portfolio - Retirement Shares                 Janus Adviser Balanced Fund
    Worldwide Growth Portfolio - Retirement Shares         Janus Adviser Worldwide Fund
    International Growth Portfolio - Retirement Shares     Janus Adviser International Growth Fund
    Flexible Income Portfolio - Retirement Shares          Janus Adviser Flexible Bond Fund


   Janus Adviser Small Company Value Fund was formed from the reorganization of Berger Small Cap Value Fund II (Investor Shares, Service Shares and Institutional Shares) of Berger Investment Portfolio Trust into Class I Shares (renamed Class S Shares effective November 28, 2005) of Janus Adviser Small Company Value Fund. Berger Small Cap Value Fund II had a fiscal year end of September 30. Following the reorganization, the Fund changed its fiscal year end to July 31.

   Effective June 2, 2003, Janus Adviser Strategic Value Fund was reorganized into Janus Adviser Mid Cap Value Fund.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI each offer five classes of shares, except for Risk-Managed International Fund, Global Research Fund, Global Real Estate Fund, and Floating Rate High Income Fund, which each offer four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries. However, if you previously owned shares of Berger Small Cap Value Fund II - Investor Shares directly, prior to their reorganization into Janus Adviser Small Company Value Fund - Class S Shares, you may call a Janus representative to purchase shares of Small Company Value Fund. See the Funds' Prospectuses for further detail.


SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.


   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT




   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.
    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security; (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

 146
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

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

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 150

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

                                  (JANUS LOGO)
                               www.janus.com/info

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020

                                      November 28, 2007





                                      Janus Adviser Money Market Fund

                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS S SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, and Class S Shares (collectively, the "Shares") of Janus Adviser Money Market Fund. The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").

     Shares of the Fund may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectuses dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectuses. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    Investment Policies and Restrictions, and Investment
    Strategies..................................................    2

    Determination of Net Asset Value............................   18

    Investment Adviser..........................................   19

    Custodian, Transfer Agent, and Certain Affiliations.........   26

    Portfolio Transactions and Brokerage........................   28

    Trustees and Officers.......................................   30

    Purchase of Shares..........................................   39

    Distribution and Shareholder Servicing Plans................   40

    Redemption of Shares........................................   42

    Dividends and Tax Status....................................   44

    Principal Shareholders......................................   46

    Miscellaneous Information...................................   47
       Shares of the Trust......................................   47
       Shareholder Meetings.....................................   47
       Voting Rights............................................   48
       Independent Registered Public Accounting Firm............   49
       Registration Statement...................................   49

    Financial Statements........................................   50

    Appendix A..................................................   51
       Description of Securities Ratings........................   51

    Appendix B..................................................   53
       Description of Municipal Securities......................   53

INVESTMENT POLICIES AND RESTRICTIONS,

AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   The Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If the Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed

   Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than: (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or
   (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectuses.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie

   Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.


   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.


   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities


   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of
   Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds. The Fund may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.





   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.


   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.


   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectuses, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent.


   The Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.


   A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janus.com/info, or by contacting a Janus representative at 1-800-525-0020.

   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.


   Janus Capital has voluntarily agreed to waive the advisory fee payable by the Fund in an amount equal to the amount, if any, that the Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the administrative services fee for Class S Shares, the distribution and shareholder servicing fees (12b-1) for Class A Shares, Class C Shares, and Class S Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed 0.36% of average daily net assets. The waiver is voluntary, and as a result, could change or be terminated at any time at the discretion of Janus Capital.



   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the last three fiscal years ended July 31. The information presented in the table below reflects the investment advisory fee in effect during each of the fiscal years shown. [TO BE UPDATED BY AMENDMENT]



                                             2007                 2006                 2005
                                      ------------------   ------------------   ------------------
                                      Advisory             Advisory             Advisory
Fund Name                               Fees     Waivers     Fees     Waivers     Fees     Waivers
--------------------------------------------------------------------------------------------------
Money Market Fund                                          $22,809    $22,809*  $34,991    $34,991*


* Fee waiver by Janus Capital exceeded the advisory fee.


   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and

   (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Class S Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.


   For the fiscal years ended July 31, the total amounts paid by Class S Shares of the Fund to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                 Administrative   Administrative   Administrative
                                                    Services         Services         Services
                                                      Fees             Fees             Fees
Fund Name                                        July 31, 2007    July 31, 2006    July 31, 2005
-------------------------------------------------------------------------------------------------
Money Market Fund                                                    $22,611          $34,904


   Janus Services is not compensated for its services related to Class A Shares and Class C Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Fund that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.


   The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Fund uses a DST system to track and process redemption fees and contingent deferred sales charges. The Fund currently pays DST annual per account rates for these systems. These fees are only charged to classes of the Fund with redemption fees or contingent deferred sales charges.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. For the fiscal years ended [July 31, 2007], July 31, 2006 and July 31, 2005, the Fund did not incur any brokerage commissions. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Fund did not own any securities of its regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Adviser Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          1/01-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Adviser Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and
              pre-approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes              James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding      Jerome S. Contro
              matters related to the         William F. McCalpin
              Trust's use of brokerage
              commissions and placement of
              portfolio transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND          individuals for election as    Dennis B. Mullen
 GOVERNANCE   Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------



   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006. [TO BE UPDATED BY AMENDMENT]




-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation      Total Compensation
                                                     from the Fund for      from the Janus Funds for
                                                     fiscal year ended         calendar year ended
Name of Person, Position                               July 31, 2007          December 31, 2006(1)
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Dennis B. Mullen, Chairman and Trustee(2)(3)                                        $442,409
Jerome S. Contro, Trustee                                                           $302,000
William F. McCalpin, Trustee                                                        $288,000
John W. McCarter, Jr., Trustee(3)                                                   $306,500
James T. Rothe, Trustee                                                             $309,000
William D. Stewart, Trustee                                                         $315,000
Martin H. Waldinger, Trustee                                                        $299,000
Linda S. Wolf, Trustee                                                              $298,000


(1) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(2) Aggregate compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three

    Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.

(3) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Class S Shares of the Fund can be purchased only through institutional channels such as retirement plans, broker-dealers, bank trust departments, financial advisers, or similar financial intermediaries. Not all financial intermediaries offer Class S Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Fund's Prospectuses will provide you with detailed information about investing in the Fund.

   Class A Shares and Class C Shares of the Fund are only available for purchase by exchange of Class A Shares and Class C Shares of another Fund of Janus Adviser Series or Janus Adviser, another Trust advised by Janus Capital.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by the close of the regular trading session of the New York Stock Exchange ("NYSE").


CLASS C SHARES AND CLASS S SHARES

   Class C Shares and Class S Shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by the Fund or its authorized agent.

CLASS A SHARES


   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after the Fund or its agent receives in good order your purchase order. Your financial intermediary may charge you a separate additional fee for transactions in Class A Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------

CLASS A SHARES AND CLASS S SHARES

   As described in the Prospectuses, Class A Shares and Class S Shares have adopted a distribution and shareholder servicing plan (the "Class A Plan" and the "Class S Plan", respectively) adopted in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares of the Fund for activities that are primarily intended to result in sales of Class A Shares and Class S Shares of the Fund, including but not limited to preparing, printing, and distributing prospectuses, SAI, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Fund's distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On April 3, 2000, the Trustees unanimously approved the distribution plan with respect to the initial class of shares. On December 10, 2002, the distribution plan was amended and restated to designate the initial class of shares as I Shares, renamed S Shares effective November 28, 2005. On July 14, 2004, the Trustees unanimously approved the Class A Plan.

CLASS C SHARES

   As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of the Fund for activities which are primarily intended to result in sales of Class C Shares of the Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Fund; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by the Fund from 1.00% to 0.25%. This waiver will continue at least until December 1, 2007. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. On June 18, 2002, the Trustees unanimously approved the Class C Plan which became effective on that date.

   The Plans and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.

   Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.


   For the fiscal year ended July 31, 2007, the total amounts paid by the Class A Shares, Class C Shares and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below. [TO BE UPDATED BY AMENDMENT]



                                                   Prospectus
                                                  Preparation,
                                Advertising and   Printing and   Payment to   Compensation to   Total Fund 12b-1
Fund Name                         Literature        Mailing       Brokers     Sales Personnel       Payments
-----------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND
    Class A Shares
    Class C Shares
    Class S Shares

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

CLASS A SHARES

   A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

CLASS C SHARES

   A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus.

   Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.


   For the fiscal year ended July 31, 2007, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                Contingent Deferred
Fund Name                                                          Sales Charge
-----------------------------------------------------------------------------------
 Money Market Fund
   Class A Shares
   Class C Shares

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.


   Unless otherwise instructed, all income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.



   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of [               2007], the officers and Trustees as a group owned less
   than 1% of the outstanding Shares of any class of the Fund. As of
   [               2007], the percentage ownership of any entity owning 5% or more of the outstanding Shares of any class of the Fund is listed below. To
   the best knowledge of the Trust, as of [               2007], no other person
   owned beneficially more than 5% of any class of a Fund's outstanding shares, and no other person beneficially owned 25% or more of a class of shares of any Fund, except as shown. To the best knowledge of the Trust, other entities shown as owning more than 25% of a class are not the beneficial owners of such shares, unless otherwise indicated. [TO BE UPDATED BY AMENDMENT]



Name of Fund and Class           Shareholder and Address of Record          Percentage of Class
-----------------------------------------------------------------------------------------------

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Fund was formed from the reorganization of the Retirement Shares of the Money Market Portfolio of Janus Aspen Series into the Fund on July 31, 2000.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.

   Money Market Fund offers three classes of shares. The Shares discussed in this SAI are offered only through retirement and pension plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.


   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT


   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

                                  (JANUS LOGO)
                               www.janus.com/info

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND

                              INSTITUTIONAL SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").

     Institutional Shares of the Fund are offered exclusively to institutional and individual clients meeting minimum investment requirements.


     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   48
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   The Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If the Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage

   Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.


   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds. The Fund may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks

   (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.


   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent.

   The Fund's Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.



   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of the Fund will be 0.02%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Cash Management Fund


   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov. Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Institutional Shares of the Fund to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]

                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus

   Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Fund did not incur any brokerage commissions.] However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Fund did not own any securities of its regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]

                                                   Aggregate Compensation         Total Compensation
                                                      from the Fund for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Cash Management Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Institutional Shares of the Fund are available only to institutional clients, including corporations, foundations and trusts, and individuals meeting certain minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.

   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Institutional Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.


   The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting the minimum investment requirement of $5,000,000.


SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.


   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                    JANUS INSTITUTIONAL CASH MANAGEMENT FUND

                                 PREMIUM SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of Janus Institutional Cash Management Fund (the "Fund"). The Fund is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and is managed by Janus Capital Management LLC ("Janus Capital").


     Premium Shares of the Fund can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers.



     This SAI is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Distribution and Shareholder Servicing Plans.............   44

       Redemption of Shares.....................................   45

       Dividends and Tax Status.................................   46

       Principal Shareholders...................................   48

       Miscellaneous Information................................   49
          Shares of the Trust...................................   49
          Shareholder Meetings..................................   49
          Voting Rights.........................................   50
          Independent Registered Public Accounting Firm.........   51
          Registration Statement................................   51

       Financial Statements.....................................   52

       Appendix A...............................................   53
          Description of Securities Ratings.....................   53

       Appendix B...............................................   55
          Description of Municipal Securities...................   55

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS

   The Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of shares if a matter affects just the Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   The Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   The Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, the Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If the Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) The Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) The Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Fund may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of the Fund's policies on investing in particular industries, the Fund will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, the Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   The Fund may purchase participation interests in loans or securities in which it may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.


   The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage

   Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.


   The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Fund does not have the right to vote on securities while they are being lent; however, the Fund may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

   The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Fund may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of the Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by the Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If the Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1). The Fund may invest its cash holdings in affiliated or non-affiliated money market funds. The Fund may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   The Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Fund may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks

   (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, the Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which the Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   The Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]



NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.


   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Fund's portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Fund's portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize the Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. The Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs. The Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Fund's transfer agent.

   The Fund's Advisory Agreement will continue in effect from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Fund's Investment Advisory Agreement is included in the Fund's annual and/or semiannual reports to shareholders. You can request the Fund's annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.



   The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.


   The Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Fund will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Cash Management Fund


   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Fund or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Fund.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Fund and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Fund, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Fund. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Fund for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Fund, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   The Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to the Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures is available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Fund's website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   The Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Fund. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Fund. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Premium Shares of the Fund to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Fund pays DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Fund also pays DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which such Shares are registered and in which Janus

   Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Fund generally buys and sells securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Fund did not incur any brokerage commissions.] However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Fund did not own any securities of its regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Fund may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Fund, except for the Fund's Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUND        SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       75               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments (since
 DOB: 1938                                              1994). Formerly, CEO and
                                                        President of Marwal, Inc.
                                                        (homeowner association manage-
                                                        ment company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Cash Management Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
Andrew J. Iseman       President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUND                    TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of the Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Fund described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Fund's Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Fund described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                      from the Fund for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2006(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Cash Management Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Fund includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


   Premium Shares of the Fund can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Fund's behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Fund when authorized organizations, their agents, or affiliates transmit the order to the Fund within contractually specified periods. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Fund's Prospectus will provide you with detailed information about investing in the Fund.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Premium Shares of the Fund are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Fund or its authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of the Fund for activities that are primarily intended to result in sales of Premium Shares of the Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments may be made to an intermediary for introducing a client to Janus Capital and may continue to be made to the intermediary in accordance with the terms of the Plan for so long as the assets introduced by the intermediary remain in the share class. Payments are made to Janus Distributors, the Fund's distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by the Fund from 0.18% to 0.02%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Fund or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to the Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of the Fund or by vote of a majority of the 12b-1 Trustees.


   [     ] fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006. [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on the Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment. Because the Fund is a money market fund, it does not anticipate distributing capital gains or qualified dividend income.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   The Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   Janus Institutional Cash Management Fund was formed from the reorganization of Janus Institutional Cash Reserves Fund, a portfolio of Janus Investment Fund, into the Fund on February 23, 2007.

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of the Fund participate equally in dividends and other distributions by the Shares of the same class of the Fund, and in residual assets of that class of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion, or subscription rights.


   The Fund discussed in this SAI offers two classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions, as well as certain broker-dealers, or directly through certain accounts established by an approved intermediary, and primarily in association with trust accounts, cash management programs, and similar programs provided to their customers.


SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of the Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Fund will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to the Fund's policies and objectives; the Trustees oversee the operation of the Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.


   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the

   Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]




REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                              INSTITUTIONAL SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   49
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or

   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Institutional Shares of Institutional Money Market Fund will be 0.08% and by Institutional Shares of Institutional Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.15% of the average daily net assets of Institutional Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Institutional Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Institutional Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]

                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which

   Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Funds did not incur any brokerage commissions.] However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Funds did not own any securities of their regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       75               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL) (since 1997).                      Divergence Inc.
 DOB: 1938                                                                                               (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and Con-       75               N/A
 151 Detroit Street                                     sultant to California Planned
 Denver, CO 80206                                       Unit Developments (since
 DOB: 1938                                              1994). Formerly, CEO and
                                                        President of Marwal, Inc.
                                                        (homeowner association manage-
                                                        ment company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial Hospi-
                                                                                                         tal (Chicago,
                                                                                                         IL), Chicago
                                                                                                         Council on
                                                                                                         Foreign Rela-
                                                                                                         tions, Economic
                                                                                                         Club of
                                                                                                         Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

    Since Institutional Government Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31,
    2008 as follows: Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William
    F. McCalpin $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ];
    William D. Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf
    $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Institutional Shares of the Funds are offered exclusively to institutional and individual clients meeting minimum investment requirements. Not all financial intermediaries offer Institutional Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Institutional Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require Institutional Government Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever:
   (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.



   The right to require Institutional Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever there is an unscheduled close of the Federal Reserve Banks or the NYSE.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered exclusively to institutional and individual clients meeting minimum investment requirements ($5,000,000 for Institutional Money Market Fund and $250,000 for Institutional Government Money Market Fund).

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]




REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 PREMIUM SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Premium Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").



     Premium Shares of the Funds can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers.



     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Distribution and Shareholder Servicing Plans.............   44

       Redemption of Shares.....................................   45

       Dividends and Tax Status.................................   46

       Principal Shareholders...................................   48

       Miscellaneous Information................................   49
          Shares of the Trust...................................   49
          Shareholder Meetings..................................   50
          Voting Rights.........................................   50
          Independent Registered Public Accounting Firm.........   51
          Registration Statement................................   51

       Financial Statements.....................................   52

       Appendix A...............................................   53
          Description of Securities Ratings.....................   53

       Appendix B...............................................   55
          Description of Municipal Securities...................   55

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or

   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]



NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Premium Shares, and accordingly the effective rate for calculating the administration fee payable by Premium Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Premium Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Premium Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Premium Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which

   Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Funds did not incur any brokerage commissions.] However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Funds did not own any securities of their regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

    Since Institutional Government Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31,
    2008 as follows: Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William
    F. McCalpin $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ];
    William D. Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf
    $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------


   Premium Shares of the Funds can be purchased only through banks and other financial institutions, as well as certain broker-dealers ("Financial Institutions"), or directly through certain accounts established by an approved intermediary, in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Premium Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.


   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Premium Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Premium Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.18% of the average daily net assets of Premium Shares of a Fund for activities that are primarily intended to result in sales of Premium Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments may be made to an intermediary for introducing a client to Janus Capital and may continue to be made to the intermediary in accordance with the terms of the Plan for so long as the assets introduced by the intermediary remain in the share class. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.18% to 0.08%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   [     ] fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006. [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require Institutional Government Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever:
   (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.



   The right to require Institutional Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever there is an unscheduled close of the Federal Reserve Banks or the NYSE.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION


--------------------------------------------------------------------------------



   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.


   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions, as well as certain broker-dealers, or directly through certain accounts established by an approved intermediary, and primarily in association with trust accounts, cash management programs, and similar programs provided to their customers.


SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]




REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 PRIMARY SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Primary Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Distribution and Shareholder Servicing Plans.............   44

       Redemption of Shares.....................................   45

       Dividends and Tax Status.................................   46

       Principal Shareholders...................................   48

       Miscellaneous Information................................   49
          Shares of the Trust...................................   49
          Shareholder Meetings..................................   50
          Voting Rights.........................................   50
          Independent Registered Public Accounting Firm.........   51
          Registration Statement................................   51

       Financial Statements.....................................   52

       Appendix A...............................................   53
          Description of Securities Ratings.....................   53

       Appendix B...............................................   55
          Description of Municipal Securities...................   55

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or

   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Primary Shares, and accordingly the effective rate for calculating the administration fee payable by Primary Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund


   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Primary Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Primary Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Primary Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which

   Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Funds did not incur any brokerage commissions.] However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Funds did not own any securities of their regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

    Since Institutional Government Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31,
    2008 as follows: Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William
    F. McCalpin $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ];
    William D. Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf
    $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Primary Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Primary Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Primary Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Primary Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.50% of the average daily net assets of Primary Shares of a Fund for activities that are primarily intended to result in sales of Primary Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.50% to 0.40%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   [     ] fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006. [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require Institutional Government Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever:
   (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.



   The right to require Institutional Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever there is an unscheduled close of the Federal Reserve Banks or the NYSE.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

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 60

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                                                                              61

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 SELECT SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Select Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Distribution and Shareholder Servicing Plans.............   44

       Redemption of Shares.....................................   45

       Dividends and Tax Status.................................   46

       Principal Shareholders...................................   48

       Miscellaneous Information................................   49
          Shares of the Trust...................................   49
          Shareholder Meetings..................................   50
          Voting Rights.........................................   50
          Independent Registered Public Accounting Firm.........   51
          Registration Statement................................   51

       Financial Statements.....................................   52

       Appendix A...............................................   53
          Description of Securities Ratings.....................   53

       Appendix B...............................................   55
          Description of Municipal Securities...................   55

INVESTMENT POLICIES AND RESTRICTIONS, AND

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or

   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.


   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.06% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce all of the administrative fee paid by Select Shares, and accordingly the effective rate for calculating the administration fee payable by Select Shares of the Funds will be 0.00%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund


   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.06% of the average daily net assets of Select Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Select Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Select Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which

   Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Funds did not incur any brokerage commissions.] However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Funds did not own any securities of their regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

    Since Institutional Government Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31,
    2008 as follows: Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William
    F. McCalpin $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ];
    William D. Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf
    $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Select Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Select Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Select Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
--------------------------------------------------------------------------------


   As described in the Prospectus, Select Shares have adopted a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.35% of the average daily net assets of Select Shares of a Fund for activities that are primarily intended to result in sales of Select Shares of such Fund. Such activities may include but are not limited to preparing, printing, and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. Janus Distributors has agreed to a waiver, which will reduce the amount of fees payable by each Fund from 0.35% to 0.25%. This waiver will continue until at least December 1, 2008. On October 6, 2006, the Trustees unanimously approved the Plan.


   The Plan and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.


   [     ] fees were paid to Janus Distributors under the Plan for the fiscal year ended July 31, 2006. [TO BE UPDATED BY AMENDMENT]

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require Institutional Government Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever:
   (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.



   The right to require Institutional Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever there is an unscheduled close of the Federal Reserve Banks or the NYSE.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.


   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT



   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

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 60

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                                                                              61

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                                      November 28, 2007


                                      JANUS ADVISER SERIES

                     JANUS INSTITUTIONAL MONEY MARKET FUND
                JANUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 SERVICE SHARES

                      Statement of Additional Information


     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund (the "Funds"). The Funds are each a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"), and are managed by Janus Capital Management LLC ("Janus Capital").


     Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectus dated November 28, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

       Investment Policies and Restrictions, and Investment
          Strategies............................................    2

       Determination of Net Asset Value.........................   19

       Investment Adviser.......................................   20

       Custodian, Transfer Agent, and Certain Affiliations......   28

       Portfolio Transactions and Brokerage.....................   30

       Trustees and Officers....................................   32

       Purchase of Shares.......................................   43

       Redemption of Shares.....................................   44

       Dividends and Tax Status.................................   45

       Principal Shareholders...................................   47

       Miscellaneous Information................................   48
          Shares of the Trust...................................   48
          Shareholder Meetings..................................   49
          Voting Rights.........................................   49
          Independent Registered Public Accounting Firm.........   50
          Registration Statement................................   50

       Financial Statements.....................................   51

       Appendix A...............................................   52
          Description of Securities Ratings.....................   52

       Appendix B...............................................   54
          Description of Municipal Securities...................   54

INVESTMENT POLICIES AND RESTRICTIONS, AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

   Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy.

   As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government securities" shall have the meaning set forth in the Investment Company Act of 1940, as amended, (the "1940 Act"). The 1940 Act defines U.S. Government securities as securities issued or guaranteed by the United States Government, its agencies, or instrumentalities. U.S. Government securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. Government securities.

   Each Fund has adopted the following fundamental policies and restrictions:

   (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7) or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   Each Fund may not:

   (2) Purchase securities if 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

   (3) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (4) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (5) Purchase or sell real estate or any interest therein, except that a Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

   (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

   (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   As a fundamental policy, a Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as such Fund.

   Investment restriction (1) is intended to reflect the requirements under
   Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, each Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a noncontrolled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

   Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:


   (1) If a Fund is an approved underlying fund (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund) in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).


   (2) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (3) A Fund may not purchase securities on margin or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

   (4) A Fund may not pledge, mortgage, hypothecate, or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

   (5) The Funds may not invest in companies for the purpose of exercising control of management.

   Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

   Each Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that: (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and
   (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

   Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

   Pursuant to Rule 2a-7, each Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities, which are eligible securities that are not first-tier securities. However, a Fund may not invest in a second-tier security if, immediately after the acquisition thereof, it would have invested more than:

   (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer or (ii) five percent of its total assets in second-tier securities.

   The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

   Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating, or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolios. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

   Institutional Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. Institutional Government Money Market Fund may purchase variable and floating rate demand notes of U.S. Government securities. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

   Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

   The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers, and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by nongovernmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments, which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs which may be incurred.

   As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

   The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. Government. The Government National Mortgage Association ("Ginnie Mae") is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. Government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that: (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.



   Residential mortgage loans are pooled also by the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. Government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. Government does not guarantee any aspect of Freddie Mac PCs.



   The Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. Government does not guarantee any aspect of the Fannie Mae pass-through securities.

   The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs"), which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac, or Fannie Mae or by pools of conventional mortgages.

   Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Reverse Repurchase Agreements

   Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

   Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

   Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of securities, or from other available sources of cash. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time it makes the commitment to purchase securities on a when-issued or delayed delivery basis, a Fund will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value ("NAV").

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or

   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


Debt Obligations

   Institutional Money Market Fund may invest in U.S. dollar-denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Auction Market and Remarketed Preferred Stock

   The Funds may purchase certain types of auction market preferred stock ("AMPS") or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of AMPS and RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Obligations of Financial Institutions

   Institutional Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

   Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

   Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

   Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund, particularly Institutional Government Money Market Fund, and, to a lesser extent, Institutional Money Market Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Leases

   Institutional Money Market Fund may invest in municipal leases. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

   In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (i) whether the lease can be canceled; (ii) the ability of the lease obligee to direct the sale of the underlying assets; (iii) the general creditworthiness of the lease obligor;
   (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (v) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

   Municipal leases, like other municipal debt obligations, are subject to the risk of nonpayment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state, and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal lease experiencing nonpayment and a potential decrease in the NAV of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public

     Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current



   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

   Pursuant to SEC rules, the Trustees have established procedures to stabilize each Fund's NAV at $1.00 per Share. These procedures include a review of the extent of any deviation of NAV per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing an NAV per share as determined by using available market quotations. Each Fund: (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less;
   (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

   As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janusintech.com/cash, or by contacting a Janus representative at 1-800-525-0020.




   Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least December 1, 2008. In addition, each Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

   Each Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, each Fund's Shares have agreed to compensate Janus Capital for administrative services at the annual rate of 0.40% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, NAV determination and fund accounting, recordkeeping, blue sky registration and monitoring services, a portion of trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing, and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders, and other costs of complying with applicable laws regulating the sale of Shares. Janus Capital has agreed to reduce a portion of the administrative fee, and accordingly the effective rate for calculating the administration fee payable by Service Shares of Institutional Money Market Fund will be 0.33% and by Service Shares of Institutional Government Money Market Fund will be 0.30%. Janus Capital has agreed to continue such reductions until at least December 1, 2008. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.


   The following table summarizes the advisory fees paid by the Fund and any advisory fee waivers for the fiscal period ended July 31. The information presented in the table below reflects the investment advisory fee in effect during the fiscal period shown. [TO BE UPDATED BY AMENDMENT]



                                                                     2007
                                                              ------------------
                                                              Advisory
Fund Name                                                       Fees     Waivers
-------------------------------------------------------------------------------------------------
Institutional Money Market Fund
Institutional Government Money Market Fund

   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]



   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.


   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.


   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations.

   All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------


   Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.


   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.40% of the average daily net assets of Service Shares of the Funds for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in the Service Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.



   For the fiscal period ended July 31, the total amounts paid by Service Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and other service providers) for administrative services are summarized below: [TO BE UPDATED BY AMENDMENT]



                                                                            2007
                                                               -------------------------------
                                                               Administrative
                                                                  Services
Name of Fund and Class                                              Fees           Waivers
----------------------------------------------------------------------------------------------



   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.98 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations.


   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which

   Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

   Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below.

   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses" or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services" such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.


   The Funds generally buy and sell securities in principal and agency transactions in which no brokerage commissions are paid. [For the fiscal period ended July 31, 2007, the Funds did not incur any brokerage commissions.] However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Funds will be no less favorable than that of contemporaneously available principal transactions. [TO BE UPDATED BY AMENDMENT]


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.


   As of July 31, 2007, the Funds did not own any securities of their regular broker-dealers (or parents). [TO BE UPDATED BY AMENDMENT]

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE Bever-
                                                                                                         ages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Exec-       75               Chairman of the
 Jr.                                                    utive Officer of The Field                       Board and
 151 Detroit Street                                     Museum of Natural History                        Director of
 Denver, CO 80206                                       (Chicago, IL) (since 1997).                      Divergence Inc.
 DOB: 1938                                                                                               (biotechnol-
                                                                                                         ogy firm);
                                                                                                         Director of
                                                                                                         W.W. Grainger,
                                                                                                         Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Craig Jacobson        Executive Vice          4/07-Present   Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts and Research Analyst for
 Denver, CO 80206      Co-Portfolio Manager                   Janus Capital.
 DOB: 1970             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 J. Eric Thorderson    Executive Vice          2/07-Present   Vice President of Janus Capital and
 151 Detroit Street    President and                          Portfolio Manager for other Janus
 Denver, CO 80206      Co-Portfolio Manager                   accounts.
 DOB: 1961             Janus Institutional
                       Money Market Fund and
                       Janus Institutional
                       Government Money
                       Market Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and pre-
              approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes recommenda-  James T. Rothe (Chairman)
 COMMITTEE    tions regarding matters        Jerome S. Contro
              related to the Trust's use of  William F. McCalpin
              brokerage commissions and
              placement of portfolio
              transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND GOVERN-  individuals for election as    Dennis B. Mullen
 ANCE         Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006.



-----------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              EQUITY SECURITIES IN ALL
                        DOLLAR RANGE OF       REGISTERED INVESTMENT COMPANIES
                        EQUITY SECURITIES IN  OVERSEEN BY TRUSTEE IN JANUS
 NAME OF TRUSTEE        THE FUND              FUNDS
-----------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------
 Dennis B. Mullen       None                  Over $100,000
-----------------------------------------------------------------------------
 Jerome S. Contro       None                  Over $100,000
-----------------------------------------------------------------------------
 William F. McCalpin    None                  Over $100,000
-----------------------------------------------------------------------------
 John W. McCarter, Jr.  None                  Over $100,000
-----------------------------------------------------------------------------
 James T. Rothe         None                  Over $100,000
-----------------------------------------------------------------------------
 William D. Stewart     None                  Over $100,000
-----------------------------------------------------------------------------
 Martin H. Waldinger    None                  Over $100,000
-----------------------------------------------------------------------------
 Linda S. Wolf          None                  Over $100,000
-----------------------------------------------------------------------------

   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.


   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Institutional Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31, 2008 as follows:
    Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William F. McCalpin
    $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D.
    Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].

    Since Institutional Government Money Market Fund had not commenced operations as of July 31, 2006, aggregate compensation paid by the Fund is estimated for its first full fiscal year, August 1, 2007 through July 31,
    2008 as follows: Dennis B. Mullen $[    ]; Jerome S. Contro $[    ]; William
    F. McCalpin $[    ]; John W. McCarter, Jr. $[    ]; James T. Rothe $[    ];
    William D. Stewart $[    ]; Martin H. Waldinger $[    ]; and Linda S. Wolf
    $[    ].

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

   Service Shares of the Funds can be purchased only through banks and other financial institutions ("Financial Institutions") in connection with trust accounts, cash management programs, and similar programs provided to their customers. Not all Financial Institutions offer Service Shares. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates transmit the order to a Fund within contractually specified periods. Each Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Your Financial Institution may charge you a separate or additional fee for purchases of Shares. Your Financial Institution, plan documents, or the Funds' Prospectus will provide you with detailed information about investing in the Funds.

   In order to receive a day's dividend, your purchase request for any class of Shares must be received in good order by 5:00 p.m. (New York time) on a bank business day (a day when both the New York Stock Exchange ("NYSE") and Federal Reserve Banks are open).

   Service Shares of the Funds are purchased at the NAV per share as determined as of 5:00 p.m. (New York time) on a bank business day, after a purchase order is received in good order by the Funds or their authorized agent.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

   Redemptions, like purchases, may generally be effected through certain Financial Institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares of Institutional Money Market Fund will be redeemed for cash. Institutional Government Money Market Fund, however, retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, Institutional Government Money Market Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Institutional Government Money Market Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.


   The right to require Institutional Government Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever:
   (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.



   The right to require Institutional Money Market Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever there is an unscheduled close of the Federal Reserve Banks or the NYSE.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

   Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays, and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are distributed at the end of the preceding month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day (a day when both the NYSE and the Federal Reserve Banks are open) will receive that day's dividend if the purchase is effected as of or prior to 5:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order.

   Requests for redemption of Shares will be redeemed as of the next determined NAV. Redemption requests made by wire that are received prior to 5:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days on which the bond market or the NYSE close early. The Fund reserves the right to accept redemption requests on days when the Federal Reserve Banks are open but the NYSE is closed (e.g., Good Friday).


   Unless otherwise instructed, all income dividends on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the record date.


   Distributions for all of the Funds are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. Accordingly, each Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. Government securities). If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment. Because the Funds are money market funds, they do not anticipate distributing capital gains or qualified dividend income.



   Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   [TO BE UPDATED BY AMENDMENT]

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   The Funds discussed in this SAI (listed below) were formed from the reorganization of the corresponding Fund (Institutional Shares and Service Shares) of Janus Investment Fund into the Funds on February 23, 2007.

    PREDECESSOR FUND
    (EACH A FUND OF JANUS INVESTMENT FUND)      FUND
    --------------------------------------      ----
    Janus Money Market Fund - Institutional     Janus Institutional Money Market Fund -
      Shares & Service Shares                     Institutional Shares & Service Shares
    Janus Government Money Market Fund -        Janus Institutional Government Money
      Institutional Shares & Service Shares       Market Fund - Institutional Shares &
                                                  Service Shares

   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

   Delaware law and the Amended and Restated Trust Instrument of the Trust generally provide that shareholders are not personally liable for acts, omissions, liabilities, or obligations of the Trust, of any kind.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI offer five classes of shares. The Shares discussed in this SAI are offered only through banks and other financial institutions in connection with trust accounts, cash management programs, and similar programs provided to their customers.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.

   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------




DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT




   [TO BE UPDATED BY AMENDMENT]

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

Moody's and Standard & Poor's

   MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS

   The two highest ratings of Standard & Poor's Ratings Service ("S&P") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

   The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2, or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

   SHORT-TERM MUNICIPAL LOANS

   S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

   Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/ VMIG-1 group.

   OTHER SHORT-TERM DEBT SECURITIES

   Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH, INC.

    SHORT-TERM BOND RATING    EXPLANATION
    -----------------------------------------------------------------------------
    F-1+..................... Exceptionally strong credit quality. Issues assigned this rating are regarded as having the
                              strongest degree of assurance for timely payment.



    F-1...................... Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only
                              slightly less in degree than issues rated F-1+.



    F-2...................... Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely
                              payments, but the margin of safety is not as great
                              as the F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

   MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

   1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

   2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

   3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs.

   4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

   5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

   6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

   MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

   1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

   2. Revenue Bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds such as public housing or redevelopment authorities, and special districts such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

   In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

   3. Private Activity Bonds are considered municipal bonds if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

   While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the

   Internal Revenue Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Internal Revenue Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities, and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Internal Revenue Code for tax-exempt financing are expected to become increasingly limited.

   Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

   OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectuses.

   Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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 58

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                                                                              59

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 60

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                                                                              61

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

                                         (JANUS LOGO)

                                         www.janusintech.com/cash


                                         151 Detroit Street
                                         Denver, Colorado 80206-4805
                                         1-800-525-0020

                  [   ], 2007


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                             SUBJECT TO COMPLETION

    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 14, 2007




                            Janus Adviser Global Research Fund
                         Janus Adviser Global Real Estate Fund


                              JANUS ADVISER SERIES
                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES
                                 CLASS S SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class I Shares, and Class S Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Adviser Series, a Delaware statutory trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund.

     Shares of the Funds may generally be purchased only through institutional channels such as qualified and nonqualified retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries.


     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated September 14, 2007, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-800-525-0020. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. [TO BE UPDATED BY AMENDMENT]

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    Classification, Investment Policies and Restrictions, and
    Investment Strategies and Risks............................    2

    Investment Adviser.........................................   45

    Custodian, Transfer Agent, and Certain Affiliations........   60

    Portfolio Transactions and Brokerage.......................   62

    Trustees and Officers......................................   65

    Shares of the Trust........................................   78
       Net Asset Value Determination...........................   78
       Purchases...............................................   79
       Distribution and Shareholder Servicing Plans............   81
       Redemptions.............................................   82

    Income Dividends, Capital Gains Distributions, and Tax
    Status.....................................................   85

    Principal Shareholders.....................................   87

    Miscellaneous Information..................................   88
       Shares of the Trust.....................................   88
       Shareholder Meetings....................................   88
       Voting Rights...........................................   89
       Independent Registered Public Accounting Firm...........   90
       Registration Statement..................................   90

    Financial Statements.......................................   91

    Appendix A.................................................   92
       Explanation of Rating Categories........................   92

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

JANUS ADVISER SERIES

   This Statement of Additional Information includes information about 2 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

CLASSIFICATION


   The Investment Company Act of 1940, as amended, ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Adviser Global Research Fund ("Global Research Fund") is classified as diversified. Janus Adviser Global Real Estate Fund ("Global Real Estate Fund") is classified as nondiversified.



INVESTMENT POLICIES AND RESTRICTIONS



   The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to each Fund, except policy (1), which applies only to Global Research Fund.



   (1) With respect to 75% of its total assets, Global Research Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.




   Each Fund may not:


   (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities), except that Global Real Estate Fund may invest 25% or more of the value of its total assets in the real estate or real estate-related industries.


   (3) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

   (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a

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   Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

   (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

   (6) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

   (7) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.


   In the case of Global Real Estate Fund, the Fund may not borrow money, except as permitted by the 1940 Act or exemptions therefrom and the rules and interpretive provisions of the Securities and Exchange Commission ("SEC") thereunder.


   As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

   The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

   (a) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1).

   (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, each Fund may engage in "naked" (uncovered) short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 10% of

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   its assets. Transactions in futures, options, swaps, and forward contracts are not deemed to constitute selling securities short.

   (c) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

   (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.


   In the case of Global Real Estate Fund, the Fund may not mortgage, pledge, hypothecate, or in manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings and in connection with margin deposits, security interests, liens, and collateral arrangements with respect to transactions involving short sales, options, futures contracts, and other permitted investment techniques.


   (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

   (f) The Funds may not invest in companies for the purpose of exercising control of management.


   Under the terms of an exemptive order received from the SEC, each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can


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

   have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

   For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS


   GLOBAL REAL ESTATE FUND. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate [or related] industries.


INVESTMENT STRATEGIES AND RISKS

Diversification

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio managers and/or investment personnel. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

   As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities.")

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Illiquid Investments


   Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").


   If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio manager and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

   Each Fund may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio manager and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the

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

   registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

   Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Foreign Securities


   Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:


   CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that

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   the government may impose taxes or limits on the removal of a Fund's assets from that country.

   REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

   TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.


   EMERGING MARKETS. Within the parameters of its specific investment policies, each Fund may invest its assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). Investing in emerging markets involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging


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


   market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and Form N-Q reports, which are filed with the SEC.




Borrowing


   Global Real Estate Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Each Fund may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows a Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.



   The use of borrowing by Global Real Estate Fund involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.


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Short Sales


   Each Fund may engage in "short sales against the box." This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.



   Each Fund may also engage in "naked" (uncovered) short sales. A Fund may engage in naked short sales when the portfolio manager and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, a Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, a Fund may also be required to pay a premium, which would increase the cost of the security sold.


Zero Coupon, Step Coupon, and Pay-In-Kind Securities


   Within the parameters of its specific investment policies, each Fund may invest up to 10% of its assets in zero coupon, pay-in-kind, and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give


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

   the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

   Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

   Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

   The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-

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   backed securities. Government National Mortgage Association ("Ginnie Mae")
   Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.



   The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.



   The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. Government.


   Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio manager and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that

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

   in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

   Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

   The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

   From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock;
   (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
   (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds (currently Floating Rate High Income Fund, Forty Fund, Global Real Estate Fund, International Equity Fund, Risk-Managed Growth Fund, Risk-Managed International Fund, Risk-Managed Value Fund, and Small Company Value Fund), the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of
   Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds. The Funds may purchase unlimited shares of money market funds and of funds managed by Janus Capital, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order.


   Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Depositary Receipts

   Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

   Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

   To the extent permitted by its investment objective and policies, each Fund may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

   The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

   Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

   VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

   In order to most effectively use these investments, the portfolio manager and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

   STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker-dealer or bank to repurchase a security held by that Fund at a specified price.


   TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.


   INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

   STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Real Estate Investment Trusts ("REITs")


   Within the parameters of their specific investment policies, the Funds may invest in REITs. Global Real Estate Fund may invest a significant amount of its assets in these types of securities.


   REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issues by those REITs.

   Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

   In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

   A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

Mortgage Dollar Rolls


   Global Real Estate Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.


   A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sales price and the lower forward price purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sales.

   Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

High-Yield/High-Risk Bonds


   Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Each fund will, under normal circumstances, limit its investments in such bonds to 35% or less of its net assets.


   Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.


   The Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds may be included in any fund's limit, as applicable, on investments in bonds rated below investment grade unless the portfolio manager and/or investment personnel deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio manager and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.


   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

   A Fund may hold defaulted securities if the portfolio manager and/or investment personnel believe, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in any limits on investments in bonds rated below investment grade. Notwithstanding the portfolio manager and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

   FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

   DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which their portfolio manager and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio manager and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

  OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments


   The Funds may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in the following derivative instruments, including but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.



   A Fund may use derivative instruments for hedging (offset risks associated with an investment) or to speculative (seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.



   Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives are volatile and involve significant risks, including:



   Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the fund.



   Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.



   Leverage risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.



   Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



   Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.



   Derivatives may generally be traded over-the counter (OTC) or on an exchange. OTC derivatives, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.



   FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds' custodian or subcustodian and are required to hold such accounts directly.


   The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

   Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

   The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rate fluctuations without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


   If a Fund owns interest rate sensitive securities and the portfolio manager and/or investment personnel expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of the Fund's interest rate futures contract would increase, thereby keeping the NAV of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio manager and/or investment personnel expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.


   The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio manager and/or investment personnel still may not result in a successful use of futures.


   Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.


   The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

   Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

   OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

   The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.


   FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

   The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund may invest for nonhedging purposes such as seeking to enhance return. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager and/or investment personnel believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").



   These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio manager's and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

   In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

   While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.


   OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.


   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.


   The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.


   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


   The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.


   The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

   EURODOLLAR INSTRUMENTS. The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

   ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.


   Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.



   Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.



   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.


   A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.


   OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and OTC. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.


   A put option written by a Fund is "covered" if that Fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

   A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.


   The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio manager and/or investment personnel believe that writing the option would achieve the desired hedge.


   The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

   The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

   In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

   A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

   An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

   A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

   The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

   A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

   A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

   A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.




   OPTIONS ON SECURITIES INDICES. The Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.



   Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.



   OPTIONS ON NON-US SECURITIES INDICES. The Fund may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Fund may also purchase and write OTC options on foreign securities indices.



   The Fund may, to the extent allowed by federal and state securities laws, invest in options on non-US securities indices instead of investing directly in individual non-US securities. The Fund may also use foreign securities index options for bona fide hedging and non-hedging purposes.



   Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Fund generally will only purchase or write such an option if Janus Capital believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless Janus Capital believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.



   Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio manager and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. The Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.



   In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.



   YIELD CURVE OPTIONS. The Fund may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.



   SWAPS AND SWAP-RELATED PRODUCTS. The Funds may enter into swap agreements or utilize swap-related products, including but not limited to total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security or currency, or other factors that determine the amounts of payments due to and from a Fund.



   The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.


   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.


   There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.



   Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.



   Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.



   STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.



   Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments such as inverse floaters and collateralized debt obligations. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER

   As of the date of this SAI, portfolio turnover rates are not available for the Funds because the Funds are new.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.



   - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Holdings are generally posted under the Characteristics tab of each fund on www.janus.com/info (or www.janusintech.com/cash for the institutional money market funds) approximately two business days (six business days for money market funds) after the end of the following applicable periods. Non-money market funds' portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly with at least a 30-day lag. Portfolio holdings of funds sub-advised by INTECH are generally available on a calendar quarter-end basis with at least a 60-day lag. Money market funds' portfolio holdings are generally available monthly with no lag.



   - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a funds' total portfolio, are available monthly with at least a 30-day lag, and quarterly with at least a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.



   - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with at least a 30-day lag, and quarterly with at least a 15-day lag.



   Full portfolio holdings will remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.



   The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.


   Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or senior management team that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or senior management team is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.


   As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products. [TO BE UPDATED BY AMENDMENT]


NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Brockhouse & Cooper Inc.              Quarterly            Current
Callan Associates Inc.                As needed            Current
Cambridge Associates LLC              Quarterly            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Charles River Systems, Inc.           As needed            Current
Charles Schwab & Co., Inc.            As needed            Current
Citibank, N.A.                        Daily                Current
CMS BondEdge                          As needed            Current
Deloitte & Touche LLP                 As needed            Current
Deloitte Tax LLP                      As needed            Current
Eagle Investment Systems Corp.        As needed            Current
Eaton Vance Management                As needed            Current
Ernst & Young LLP                     As needed            Current
FactSet Research Systems, Inc.        As needed            Current
Financial Models Company, Inc.        As needed            Current
FT Interactive Data Corporation       Daily                Current
Institutional Shareholder Services,
  Inc.                                Daily                Current
International Data Corporation        Daily                Current
Investment Technology Group, Inc.     Daily                Current
Jeffrey Slocum & Associates, Inc.     As needed            Current
Lehman Brothers Inc.                  Daily                Current
Marco Consulting Group, Inc.          Monthly              Current
Marquette Associates                  As needed            Current
Markit Loans, Inc.                    Daily                Current
Moody's Investors Service Inc.        Weekly               7 days or more
New England Pension Consultants       Monthly              Current
Omgeo LLC                             Daily                Current
PricewaterhouseCoopers LLP            As needed            Current
Reuters America Inc.                  Daily                Current
Rocaton Investment Advisors, LLC      As needed            Current
Rogerscasey, Inc.                     Quarterly            Current
Russell/Mellon Analytical Services,
  LLC                                 Monthly              Current
Sapient Corporation                   As needed            Current
SEI Investments                       As needed            Current
Simcorp USA, Inc.                     As needed            Current
Standard & Poor's                     Daily                Current
Standard & Poor's Financial Services  Weekly               2 days or more
Standard & Poor's Securities
  Evaluation                          Daily                Current
State Street Bank and Trust Company   Daily                Current
Summit Strategies Group               Monthly; Quarterly   Current
The Yield Book Inc.                   Daily                Current
UBS Securities LLC                    As needed            Current

NAME                                  FREQUENCY            LAG TIME
----                                  ---------            --------
Wachovia Securities LLC               As needed            Current
Wall Street On Demand, Inc.           Monthly; Quarterly   30 days; 15 days
Wilshire Associates Incorporated      As needed            Current
Yanni Partners, Inc.                  Quarterly            Current
Zephyr Associates, Inc.               Quarterly            Current


   In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.


   Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

INVESTMENT ADVISER

--------------------------------------------------------------------------------

INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

   As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

   Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers and of those Trustees who are considered to be interested persons of Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

   Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
   (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

   A discussion regarding the basis for the Board of Trustees' approval of the Funds' Investment Advisory Agreements is included in the Funds' annual and/or semiannual reports to shareholders. You can request the Funds' annual report or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, at www.janus.com/info, or by contacting a Janus representative at 1-800-525-0020.

   The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee may adjust up or down based on the Fund's performance relative to its benchmark index. The following table reflects the "base fee" rate prior to any performance fee adjustment. [TO BE UPDATED BY AMENDMENT]



    Fund Name                         Base Fee
    ------------------------------------------
    Global Research Fund                0.64
    Global Real Estate Fund             0.75



   PERFORMANCE-BASED INVESTMENT ADVISORY FEE [TO BE UPDATED BY AMENDMENT]



   Effective on the dates shown below, Global Research Fund and Global Real Estate Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index. Any performance adjustment will commence on the date shown below. Prior to the effective date of the performance adjustment, only the base fee rate shown in the previous table will apply.



                                                    Effective Date of   Effective Date of
                                                     Performance Fee    First Adjustment
    Fund                                               Arrangement       to Advisory Fee
    -------------------------------------------------------------------------------------
    Global Real Estate Fund                            12/01/07            12/01/08
    Global Research Fund                               12/01/07            12/01/08



   Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure takes effect. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. As is currently the case, the investment advisory fee is paid monthly in arrears.



   The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas the Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Fund and the Fund's benchmark index.



   The investment performance of a Fund's load-waived Class A Shares ("Class A Shares") is used for purposes of calculating the Fund's Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares against the investment record of the Fund's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.



   The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

   The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.



   It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.



   If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.



   Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee was 1/12(th) of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

   The Base Fee would be computed as follows:

   $200 million x 0.60% / 12 = $100,000


   If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:


   $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.375% of $200 million.


   If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12(th) of 0.975% of $200 million.



   If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12(th) of 0.225% of $200 million.



   Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.975% in the case of outperformance, or approximately 1/12(th) of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee. In such circumstances, Janus Capital would reimburse the applicable Fund.



   By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.


   The Base Fee would be computed as follows:

   $800 million x 0.60% / 12 = $400,000


   If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:


   $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.094% of $800 million.


   If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12(th) of 0.694% of $800 million.

   If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12(th) of 0.506% of $800 million.


   Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.694% in the case of outperformance, or approximately 1/12(th) of 0.506% in the case of underperformance.


   The Base Fee for each Fund and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:



                                                                         Base Fee (%)
    Fund Name                         Benchmark Index                    (annual rate)
    ------------------------------------------------------------------------------------
    Global Research Fund              MSCI World Growth Index(1)           0.64
    Global Real Estate Fund           FTSE EPRA/NAREIT Global Real         0.75
                                      Estate Index(2)



   (1) The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world.


   (2) The FTSE EPRA/NAREIT Global Real Estate Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.



   The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent.



   EXAMPLES: GLOBAL RESEARCH FUND



   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the MSCI World Growth Index.



   Example 1: Fund Outperforms Its Benchmark By 6%

   If the Fund has outperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                       1/12th of 0.15%           1/12th of 0.79%



   Example 2: Fund Performance Tracks Its Benchmark



   If the Fund has tracked the performance of the MSCI World Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                            0.00                 1/12th of 0.64%



   Example 3: Fund Underperforms Its Benchmark By 6%



   If the Fund has underperformed the MSCI World Growth Index by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.64%                      1/12th of -0.15%           1/12th of 0.49%



   Because the Fund is new, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.



   EXAMPLES: GLOBAL REAL ESTATE FUND



   The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the investment record of the FTSE EPRA/NAREIT Global Real Estate Index.



   Example 1: Fund Outperforms Its Benchmark By 4%

   If the Fund has outperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                       1/12th of 0.15%           1/12th of 0.90%



   Example 2: Fund Performance Tracks Its Benchmark



   If the Fund has tracked the performance of the FTSE EPRA/NAREIT Global Real Estate Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                            0.00                 1/12th of 0.75%



   Example 3: Fund Underperforms Its Benchmark By 4%



   If the Fund has underperformed the FTSE EPRA/NAREIT Global Real Estate Index by 4% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:



                                                                   Total Advisory Fee Rate
    Base Fee Rate                    Performance Adjustment Rate       For That Month
    --------------------------------------------------------------------------------------
    1/12th of 0.75%                      1/12th of -0.15%           1/12th of 0.60%



   Because the Fund is new, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.


   FEE WAIVERS

   Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any class specific distribution and shareholder servicing fees (12b-1), as well as the administrative services fee applicable to Class S Shares, brokerage commissions, interest, taxes, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, see the table in the "Fees and Expenses" section of each prospectus. Provided that Janus Capital remains investment adviser to the

   Funds, Janus Capital has agreed to continue such waivers until at least December 1, 2009. [TO BE UPDATED BY AMENDMENT]



                                      Expense Limit
    Fund Name                         Percentage (%)
    ------------------------------------------------
    Global Research Fund                   1.00
    Global Real Estate Fund                1.25



   As of the date of this SAI, no Advisory Fees were paid by the Funds because the Funds are new.



   In addition to payments made under 12b-1 plans (when applicable), Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or institutions that are or are expected to be instrumental in the acquisition or retention of shareholders for Class A and Class C Shares of the Funds or other Janus funds or that perform recordkeeping or other services with respect to shareholder accounts. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates. Criteria may include, but are not limited to, the size of an institutional relationship, gross and/or net sales generated by the relationship, and the profitability of sales through the institutional relationship. These requirements may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wachovia Securities LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected. [TO BE UPDATED BY AMENDMENT]


   In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisers, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to share-holder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Funds.

   Janus Distributors or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Funds.


ADDITIONAL INFORMATION ABOUT JANUS CAPITAL


   Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

   With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group (small-, mid-, or large-cap) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the after market unless instructed by the portfolio managers and/or investment personnel to do otherwise. The portfolio managers and/or investment personnel intend to build a long-term position in the company and purchase securities in both the initial offering and in the immediate aftermarket. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

   Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

   Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management, and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.


   Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described.


   The officers and Trustees of the funds may also serve as officers and Trustees of the Janus Smart Portfolios. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus Smart Portfolios and the funds. The Trustees intend to address any such conflicts as deemed appropriate.



   Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


   Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by the respective portfolio manager and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.



   JANUS ETHICS RULES


   Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
   (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

   Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

   In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit their profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

   Each Fund's Board of Trustees has delegated to Janus Capital the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's own policies and procedures. A summary of Janus Capital's policies and procedures are available: (i) without charge, upon request, by calling 1-800-525-0020; (ii) on the Funds' website at www.janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

   A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available on www.janus.com/proxyvoting.

   Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through www.janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

   Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

   PROXY VOTING PROCEDURES

   Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that influence how Janus Capital's portfolio managers vote proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s). In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers and Janus Capital's Chief Investment Officer(s) for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Janus Capital has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

   The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management and Janus Capital's Chief Investment Officer(s) to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer (or Director of Research).

   PROXY VOTING POLICIES

   As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

   BOARD OF DIRECTORS ISSUES
   Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

   AUDITOR ISSUES
   Janus Capital will generally oppose proposals asking for approval of auditors that have a substantial nonaudit relationship with a company.

   EXECUTIVE COMPENSATION ISSUES
   Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. Janus Capital will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus Capital will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus Capital will also generally oppose proposals regarding the repricing of underwater options.

   GENERAL CORPORATE ISSUES
   Janus Capital will generally oppose proposals regarding supermajority voting rights. Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

   SHAREHOLDER PROPOSALS
   If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

   State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

   Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping, and shareholder relations services for the Funds. Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing or procuring recordkeeping, subaccounting, and other administrative services to investors in Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include but are not limited to recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

   As of the date of this SAI, Janus Services did not receive any administrative services fees from Class S Shares of the Funds because the Funds are new.

   Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the networking and/or omnibus account fees which certain intermediaries charge with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation ("NSCC") or similar systems.

   The Funds pay DST Systems, Inc. ("DST") license fees at the annual rate of $3.06 per shareholder account for each Fund for the use of DST's shareholder accounting system. The Funds also pay DST at an annual rate of $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurs in mailing Fund shareholder transaction confirmations. In addition, the Funds use DST systems to track and process redemption fees and contingent deferred sales charges. The Funds currently pay DST annual per account rates for these systems. These fees are only charged to classes of the Funds with redemption fees or contingent deferred sales charges.

   Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors pays its registered representatives for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You may wish to consider these arrangements when evaluating any recommendations of registered representatives. Janus Capital periodically monitors sales compensation paid to its registered representatives in order to attempt to identify potential conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


   Janus Capital places all portfolio transactions of the Funds. Janus Capital has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.


   Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses or reports concerning issuers, securities, economic factors, investment strategies or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

   "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a Fund involved in a cross trade.



   Janus Capital does not guarantee any broker the placement of a pre-determined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

   Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.


   When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.


   As of the date of this SAI, the Funds did not pay any brokerage commissions because the Funds are new.


   Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, broker-dealer or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

   The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).


   Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Fund and Janus Aspen Series. As of the date of this SAI, collectively, the three registered investment companies consist of 75 series or funds.


   The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Investment Fund and Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Chairman         3/04-Present     Chief Executive Officer of Red  75*              Chairman of the
 151 Detroit Street                                     Robin Gourmet Burgers, Inc.                      Board (since
 Denver, CO 80206     Trustee          4/00-Present     (since 2005). Formerly,                          2005) and
 DOB: 1943                                              private investor.                                Director of Red
                                                                                                         Robin Gourmet
                                                                                                         Burgers, Inc.;
                                                                                                         and Director of
                                                                                                         Janus Capital
                                                                                                         Funds Plc
                                                                                                         (Dublin-based,
                                                                                                         non-U.S.
                                                                                                         funds).
------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro     Trustee          11/05-Present    Partner of Tango Group, a       75               Trustee and
 151 Detroit Street                                     private investment firm (since                   Chairman of RS
 Denver, CO 80206                                       1999).                                           Investment
 DOB: 1956                                                                                               Trust (since
                                                                                                         2001); Director
                                                                                                         of IZZE
                                                                                                         Beverages and
                                                                                                         MyFamily.com,
                                                                                                         Inc.
                                                                                                         (genealogical
                                                                                                         research
                                                                                                         website).
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Private investor. Formerly,     75               Director of
 151 Detroit Street                                     Executive Vice President and                     F.B. Heron
 Denver, CO 80206                                       Chief Operating Officer of The                   Foundation (a
 DOB: 1957                                              Rockefeller Brothers Fund (a                     private
                                                        private family foundation) and                   grantmaking
                                                        Vice President of Asian                          foundation).
                                                        Cultural Council.
------------------------------------------------------------------------------------------------------------------------



* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 75 funds comprising the Janus funds, Mr. Mullen oversees 92 funds.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   75               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board and
 151 Detroit Street                                     Natural History (Chicago, IL)                    Director of
 Denver, CO 80206                                       (since 1997).                                    Divergence Inc.
 DOB: 1938                                                                                               (biotechnology
                                                                                                         firm); Director
                                                                                                         of W.W.
                                                                                                         Grainger, Inc.
                                                                                                         (industrial
                                                                                                         distributor);
                                                                                                         and Trustee of
                                                                                                         WTTW (Chicago
                                                                                                         public
                                                                                                         television
                                                                                                         station) and
                                                                                                         the University
                                                                                                         of Chicago.
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          4/00-Present     Co-founder and Managing         75               Director of Red
 151 Detroit Street                                     Director of Roaring Fork                         Robin Gourmet
 Denver, CO 80206                                       Capital Management, LLC                          Burgers, Inc.
 DOB: 1943                                              (private investment in public
                                                        equity firm); and Professor
                                                        Emeritus of Business of the
                                                        University of Colorado,
                                                        Colorado Springs, CO (since
                                                        2004). Formerly, Professor of
                                                        Business of the University of
                                                        Colorado (2002-2004); and
                                                        Distinguished Visiting
                                                        Professor of Business
                                                        (2001-2002) of Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Glendale, AZ.
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          4/00-Present     Corporate Vice President and    75               N/A
 151 Detroit Street                                     General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 DOB: 1944                                              Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF FUNDS
                                                                                        IN FUND COMPLEX  OTHER
 NAME, ADDRESS        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 AND AGE              WITH FUNDS       SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          4/00-Present     Private Investor and            75               N/A
 151 Detroit Street                                     Consultant to California
 Denver, CO 80206                                       Planned Unit Developments
 DOB: 1938                                              (since 1994). Formerly, CEO
                                                        and President of Marwal, Inc.
                                                        (homeowner association
                                                        management company).
------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf        Trustee          11/05-Present    Retired. Formerly, Chairman     75               Director of
 151 Detroit Street                                     and Chief Executive Officer of                   Wal- Mart, The
 Denver, CO 80206                                       Leo Burnett (Worldwide)                          Field Museum of
 DOB: 1947                                              (advertising agency)                             Natural History
                                                        (2001-2005).                                     (Chicago, IL),
                                                                                                         Children's
                                                                                                         Memorial
                                                                                                         Hospital
                                                                                                         (Chicago, IL),
                                                                                                         Chicago Council
                                                                                                         on Foreign
                                                                                                         Relations,
                                                                                                         Economic Club
                                                                                                         of Chicago, and
                                                                                                         InnerWorkings
                                                                                                         (U.S. provider
                                                                                                         of print
                                                                                                         procurement
                                                                                                         solutions).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             OFFICERS
--------------------------------------------------------------------------------------------------
                                               TERM OF
                                               OFFICE* AND
 NAME, ADDRESS         POSITIONS HELD WITH     LENGTH OF      PRINCIPAL OCCUPATIONS DURING THE
 AND AGE               FUNDS                   TIME SERVED    PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
 Patrick Brophy        Executive Vice          [   ]-Present  Portfolio Manager for other Janus
 151 Detroit Street    President and                          accounts. Formerly, Principal at THK
 Denver, CO 80206      Portfolio Manager of                   Associates, Inc. (economics and land
 DOB: 1965             Janus Adviser Global                   planning firm)(    )
                       Real Estate Fund
--------------------------------------------------------------------------------------------------
 James P. Goff         Executive Vice          [   ]-Present  Vice President and Director of
 151 Detroit Street    President of Janus                     Research of Janus Capital.
 Denver, CO 80206      Adviser Global
 DOB: 1964             Research Fund
--------------------------------------------------------------------------------------------------
 Stephanie             Chief Legal Counsel     1/06-Present   Vice President of Janus Capital and
 Grauerholz-Lofton     and Secretary                          Janus Distributors LLC; and
 151 Detroit Street                                           Associate Counsel of Janus Capital.
 Denver, CO 80206      Vice President          3/06-Present   Formerly, Assistant Vice President
 DOB: 1970                                                    of Janus Capital and Janus
                                                              Distributors LLC (2006); and
                                                              Associate of Vedder, Price, Kaufman
                                                              & Kammholz, P.C. (1999-2003).
--------------------------------------------------------------------------------------------------
 Andrew J. Iseman      President and Chief     3/07-Present   Senior Vice President and Chief
 151 Detroit Street    Executive Officer                      Operating Officer of Janus Capital;
 Denver, CO 80206                                             President of Janus Services, LLC;
 DOB: 1964                                                    and Director of Capital Group
                                                              Partners, Inc. Formerly, Senior Vice
                                                              President of Enhanced Investment
                                                              Technologies, LLC (2005-2007); Vice
                                                              President of Investment Operations
                                                              for Janus Capital (2002-2005); Vice
                                                              President (1999-2002) and Chief
                                                              Operating Officer of Berger
                                                              Financial Group LLC (2000-2002).
--------------------------------------------------------------------------------------------------
 David R. Kowalski     Vice President, Chief   6/02-Present   Senior Vice President and Chief
 151 Detroit Street    Compliance Officer,                    Compliance Officer of Janus Capital,
 Denver, CO 80206      and Anti-Money                         Janus Distributors LLC, and Janus
 DOB: 1957             Laundering Officer                     Services LLC; Chief Compliance
                                                              Officer of Bay Isle Financial LLC;
                                                              and Vice President of Enhanced
                                                              Investment Technologies, LLC.
                                                              Formerly, Chief Compliance Officer
                                                              of Enhanced Investment Technologies,
                                                              LLC (2003-2005); Vice President of
                                                              Janus Capital (2000-2005), Janus
                                                              Distributors LLC (2000-2001), and
                                                              Janus Services LLC (2004-2005); and
                                                              Assistant Vice President of Janus
                                                              Services LLC (2000-2004).
--------------------------------------------------------------------------------------------------
 Jesper Nergaard       Chief Financial         3/05-Present   Vice President of Janus Capital.
 151 Detroit Street    Officer                                Formerly, Director of Financial
 Denver, CO 80206                                             Reporting for OppenheimerFunds, Inc.
 DOB: 1962             Vice President,         2/05-Present   (2004-2005); Site Manager and First
                       Treasurer, and                         Vice President of Mellon Global
                       Principal Accounting                   Securities Services (2003); and
                       Officer                                Director of Fund Accounting, Project
                                                              Development, and Training of INVESCO
                                                              Funds Group (1994-2003).
--------------------------------------------------------------------------------------------------


* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

   The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table: [TO BE UPDATED BY AMENDMENT]



---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 AUDIT        Reviews the financial          Jerome S. Contro (Chairman)
 COMMITTEE    reporting process, the system  John W. McCarter, Jr.
              of internal controls over      Dennis B. Mullen
              financial reporting,
              disclosure controls and
              procedures, Form N-CSR
              filings, and the audit
              process. The Committee's
              review of the audit process
              includes, among other things,
              the appointment,
              compensation, and oversight
              of the auditors and
              pre-approval of all audit and
              nonaudit services.
---------------------------------------------------------------------------------------------
 BROKERAGE    Reviews and makes              James T. Rothe (Chairman)
 COMMITTEE    recommendations regarding      Jerome S. Contro
              matters related to the         William F. McCalpin
              Trust's use of brokerage
              commissions and placement of
              portfolio transactions.
---------------------------------------------------------------------------------------------
 INVESTMENT   Oversees the investment        Dennis B. Mullen (Chairman)
 OVERSIGHT    activities of the Trust's      Jerome S. Contro
 COMMITTEE    non-money market funds.        William F. McCalpin
                                             John W. McCarter, Jr.
                                             James T. Rothe
                                             William D. Stewart
                                             Martin H. Waldinger
                                             Linda S. Wolf
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                               NUMBER OF
                                                                               MEETINGS HELD
                                             MEMBERS                           DURING LAST
              FUNCTIONS                      (INDEPENDENT TRUSTEES)            FISCAL YEAR
---------------------------------------------------------------------------------------------
 LEGAL AND    Oversees compliance with       William F. McCalpin (Chairman)
 REGULATORY   various procedures adopted by  William D. Stewart
 COMMITTEE    the Trust, reviews             Linda S. Wolf
              registration statements on
              Form N-1A, oversees the
              implementation and
              administration of the Trust's
              Proxy Voting Guidelines.
---------------------------------------------------------------------------------------------
 MONEY        Reviews various matters        Martin H. Waldinger (Chairman)
 MARKET       related to the operations of   William F. McCalpin
 COMMITTEE    the Janus money market funds,  James T. Rothe
              including compliance with
              their Money Market Fund
              Procedures.
---------------------------------------------------------------------------------------------
 NOMINATING   Identifies and recommends      John W. McCarter, Jr. (Chairman)
 AND          individuals for election as    Dennis B. Mullen
 GOVERNANCE   Trustee, consults with         Martin H. Waldinger
 COMMITTEE    Management in planning
              Trustee meetings, and
              oversees the administration
              of, and ensures compliance
              with, the Trust's Governance
              Procedures and Guidelines.
---------------------------------------------------------------------------------------------
 PRICING      Determines a fair value of     William D. Stewart (Chairman)
 COMMITTEE    securities for which market    James T. Rothe
              quotations are not readily     Linda S. Wolf
              available or are deemed not
              to be reliable, pursuant to
              procedures adopted by the
              Trustees.
---------------------------------------------------------------------------------------------

   Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds of the Trust for which they serve as Trustees, to the extent they are directly eligible to do so. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The Trustees own shares of certain other Janus mutual funds that have comparable investment objectives and strategies as the Funds described in this SAI but offered through different distribution channels. The table below gives the aggregate dollar range of shares of all funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2006. [TO BE UPDATED BY AMENDMENT]




--------------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR RANGE OF
                                                         EQUITY SECURITIES IN ALL
                                                         REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY         COMPANIES OVERSEEN BY TRUSTEE
 NAME OF TRUSTEE          SECURITIES IN THE FUNDS        IN JANUS FUNDS
--------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------
 Dennis B. Mullen         None                           Over $100,000
--------------------------------------------------------------------------------------
 Jerome S. Contro         None                           Over $100,000
--------------------------------------------------------------------------------------
 William F. McCalpin      None                           Over $100,000
--------------------------------------------------------------------------------------
 John W. McCarter, Jr.    None                           Over $100,000
--------------------------------------------------------------------------------------
 James T. Rothe           None                           Over $100,000
--------------------------------------------------------------------------------------
 William D. Stewart       None                           Over $100,000
--------------------------------------------------------------------------------------
 Martin H. Waldinger      None                           Over $100,000
--------------------------------------------------------------------------------------
 Linda S. Wolf            None                           Over $100,000
--------------------------------------------------------------------------------------


   The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee for their services as Trustees or officers. The Trust and other funds managed by Janus may pay all or a portion of compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

   The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments"). [TO BE UPDATED BY AMENDMENT]



                                                   Aggregate Compensation         Total Compensation
                                                     from the Funds for        from the Janus Funds for
                                                      fiscal year ended          calendar year ended
Name of Person, Position                              July 31, 2007(1)           December 31, 2006(2)
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
  Dennis B. Mullen, Chairman and Trustee(3)(4)                                         $442,409
  Jerome S. Contro, Trustee                                                            $302,000
  William F. McCalpin, Trustee                                                         $288,000
  John W. McCarter, Jr., Trustee(4)                                                    $306,500
  James T. Rothe, Trustee                                                              $309,000
  William D. Stewart, Trustee                                                          $315,000
  Martin H. Waldinger, Trustee                                                         $299,000
  Linda S. Wolf, Trustee                                                               $298,000



(1) Since Global Research Fund is new, no fees were paid during the fiscal year ended July 31, 2007. The aggregate compensation paid by the Fund is estimated for the period ending July 31, 2008 and for its first full fiscal year, August 1, 2008 through July 31, 2009 as follows: Dennis B. Mullen
    $[    ]; Jerome S. Contro $[    ]; William F. McCalpin $[    ]; John W.
    McCarter, Jr. $[    ]; James T. Rothe $[    ]; William D. Stewart $[    ];
    Martin H. Waldinger $[    ]; and Linda S. Wolf $[    ].



    Since Global Real Estate Fund is new, no fees were paid during the fiscal year ended July 31, 2007. The aggregate compensation paid by the Fund is estimated for the period ending July 31, 2008 and for its first full fiscal year, August 1, 2008 through July 31, 2009 as follows: Dennis B. Mullen
    $    ; Jerome S. Contro $    ; William F. McCalpin $    ; John W. McCarter,
    Jr. $    ; James T. Rothe $    ; William D. Stewart $    ; Martin H.
    Waldinger $    ; and Linda S. Wolf $    .

(2) For Mr. Mullen, includes compensation for service on the boards of four Janus trusts comprised of 86 portfolios (17 portfolios of which are for service on the board of Janus Capital Funds Plc, an offshore product). For all other Trustees includes compensation for service on the boards of three Janus trusts comprised of 69 portfolios.
(3) Aggregate compensation received from the Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees. Total compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the boards of three Janus trusts, including the Trust, and compensation for service as a director of Janus Capital Funds Plc.
(4) Total compensation received from the Janus Funds includes the following additional compensation for preparation and participation in depositions related to excessive fee litigation: Dennis B. Mullen $10,000; and John W. McCarter, Jr. $10,000.

JANUS INVESTMENT PERSONNEL

   OTHER ACCOUNTS MANAGED


   [TO BE UPDATED BY AMENDMENT]



   The following table provides information relating to other accounts managed by the portfolio manager and/or investment personnel as of July 31, 2007. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.



                                                               Other Registered   Other Pooled
                                                                  Investment       Investment       Other
                                                                  Companies         Vehicles       Accounts
    ---------------------------------------------------------------------------------------------------------
    Patrick Brophy         Number of Other Accounts Managed
                           Assets in Other Accounts Managed
    James P. Goff          Number of Other Accounts Managed
                           Assets in Other Accounts Managed





   MATERIAL CONFLICTS


   As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."


   COMPENSATION


   The following describes the structure and method of calculating a portfolio manager's compensation as of July 31, 2007.



   Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.



   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is based on pre-tax performance of the Managed Funds.



   Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.



   Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

   A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts;
   (iii) contributions to the sales process; and (iv) client relationships.



   ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.



   CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.


   Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.


   COMPENSATION



   The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of July 1, 2007.



   Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

   FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.



   VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff's variable compensation is based on four components:
   (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios' investment performance. Variable compensation from firm-wide investment performance and the research portfolios' investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds' aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).



   Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.



   Each Fund's Lipper peer group for compensation purposes is shown in the following table:



    Fund Name                               Lipper Peer Group
    ----------------------------------------------------------------------------
    Global Research Fund                    Multi-Cap Growth Funds
    Global Real Estate Fund






OWNERSHIP OF SECURITIES



   Since the Funds are new, the Funds' portfolio manager and/or investment personnel did not own Shares of the Funds as of the date of this SAI. The portfolio manager and/or investment personnel may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies of the Funds.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

   As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

   Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.


   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.



   To the extent there are any errors in a Fund's NAV calculation, Janus may, at its option, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.


PURCHASES

   Shares of the Funds can generally be purchased only through retirement plans, broker-dealers, bank trust departments, financial advisers, or similar financial intermediaries. Not all financial intermediaries offer all classes. Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectuses will provide you with detailed information about investing in the Funds.

   CLASS A SHARES
   The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.


                                          Sales Charge as a   Sales Charge as a   Amount of Sales Charge Reallowed
                                            Percentage of     Percentage of Net   to Financial Intermediaries as a
                                           Offering Price*     Amount Invested      Percentage of Offering Price
   Amount of Purchase at Offering Price   -----------------   -----------------   --------------------------------
  Under $50,000                                 5.75%               6.10%                       5.00%
  $50,000 but under $100,000                    4.50%               4.71%                       3.75%
  $100,000 but under $250,000                   3.50%               3.63%                       2.75%
  $250,000 but under $500,000                   2.50%               2.56%                       2.00%
  $500,000 but under $1,000,000                 2.00%               2.04%                       1.60%
  $1,000,000 and above                          None**              None                        None


 * Offering Price includes the initial sales charge.
** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

   As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

   As of the date of this SAI, Janus Distributors did not receive any underwriting commissions from the Funds because the Funds are new.

   CLASS C SHARES, CLASS I SHARES, AND CLASS S SHARES
   Class C Shares, Class I Shares, and Class S Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

   Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, and Class S Share 12b-1 plans and, from Class A and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

   COMMISSION ON CLASS C SHARES
   Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   CLASS A SHARES AND CLASS S SHARES

   As described in the Prospectuses, Class A Shares and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan" and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares of a Fund for activities that are primarily intended to result in sales of Class A Shares or Class S Shares of such Fund, including but not limited to preparing, printing, and distributing prospectuses, SAIs, shareholder reports, and educational materials to prospective and existing investors; responding to inquiries by investors; receiving and answering correspondence and similar activities. Payments under the Plans are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers.


   CLASS C SHARES
   As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in sales of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities such as providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the

   National Association of Securities Dealers, Inc. ("NASD") Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


   The Plans and any Rule 12b-1 related agreement that is entered into by the Funds or Janus Distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

   Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.


   As of the date of this SAI, Janus Distributors did not receive any 12b-1 fees from Class A Shares, Class C Shares, or Class S Shares of the Funds because the Funds are new.


REDEMPTIONS

   Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, bank trust departments, financial advisers, and other financial intermediaries. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

   Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in- kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

   The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

   CLASS A SHARES
   A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

   CLASS C SHARES
   A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

   Janus Distributors receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares. As of the date of this SAI, Janus Distributors did not receive any proceeds of contingent deferred sales charges paid by investors in Class A Shares and Class C Shares of the Funds because the Funds are new.

   CLASS I SHARES AND CLASS S SHARES
   A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class I Shares and Class S Shares of the Funds redeemed within three months of purchase, unless waived, as discussed in the

   Prospectuses. Effective for Shares purchased on or after February 15, 2008, the period during which a redemption fee may apply will change from three months or less to 90 days or less.


   PROCESSING OR SERVICE FEES
   Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS,
AND TAX STATUS
--------------------------------------------------------------------------------

   The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.


   It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Funds declare and make annual distributions of income (if any).


   The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

   All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

   The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

   Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the

   Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.


   A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.



   Some REITs are permitted to hold "residual interests" real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT's excess inclusion income.



   As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the Fund's performance.



   Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.



   Please note that shareholders of Global Real Estate Fund may receive account tax information from the Fund at the end of February of the following year, which is one month later than when most such forms are sent.


   Certain funds' transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


   As of the date of this SAI, all of the outstanding shares of the Funds were owned by Janus Capital or an affiliate, which provided seed capital for the Funds.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


   Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on March 24, 2000. As of the date of this SAI, the Trust offers 28 series of shares, known as "Funds." Twenty Funds consist of five classes of shares (Class A, Class C, Class I, Class R, and Class S Shares). Two Funds consist of five classes of shares (Institutional, Premium, Primary, Select, and Service Shares). Four Funds consist of four classes of shares (Class A, Class C, Class I, and Class S Shares). One Fund consists of three classes of shares (Class A, Class C, and Class S Shares). One Fund consists of two classes of shares (Institutional and Premium Shares). Additional series and/or classes may be created from time to time. Class S Shares (formerly named Class I Shares) is the initial class of shares.


   Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

SHARES OF THE TRUST

   The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights.

   The Funds discussed in this SAI each offer four classes of shares. The Shares discussed in this SAI are generally offered only through retirement and pension plans, bank trust departments, broker-dealers, financial advisers, and other financial intermediaries.

SHAREHOLDER MEETINGS

   The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

   Separate votes are taken by each Fund or class only if a matter affects or requires the vote of only that Fund or class or if that Fund's or class' interest in the matter differs from the interest of other Funds or classes of the Trust. A shareholder is entitled to one vote for each share held and fractional votes for fractional shares held.

   Under the Amended and Restated Trust Instrument, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning Shares representing at least two-thirds of the votes entitled to be cast at such meeting. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

   The Trustees are responsible for major decisions relating to each Fund's policies and objectives; the Trustees oversee the operation of each Fund by its officers and review the investment decisions of the officers.


   The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Trust Instrument, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, bankruptcy, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Amended and Restated Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Fund, to amend the Amended and Restated Trust Instrument, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Amended and Restated Trust Instrument, the Trust's Bylaws, or the Trustees.


   As mentioned previously in "Shareholder Meetings," shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   [TO BE UPDATED BY AMENDMENT]


REGISTRATION STATEMENT

   The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   No financial statements are available for the Funds because the Funds are new.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

FITCH, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    AAA...................... Highest rating; extremely strong capacity to pay principal and interest.
    AA....................... High quality; very strong capacity to pay principal and interest.
    A........................ Strong capacity to pay principal and interest;
                              somewhat more susceptible to the adverse effects of
                              changing circumstances and economic conditions.
    BBB-..................... Adequate capacity to pay principal and interest;
                              normally exhibit adequate protection parameters,
                              but adverse economic conditions or changing
                              circumstances more likely to lead to a weakened
                              capacity to pay principal and interest than for
                              higher rated bonds.
    Non-Investment Grade
    BB+, B, CCC, CC, C....... Predominantly speculative with respect to the issuer's capacity to meet required interest and
                              principal payments. BB - lowest degree of
                              speculation; C - the highest degree of speculation.
                              Quality and protective characteristics outweighed
                              by large uncertainties or major risk exposure to
                              adverse conditions.
    D........................ In default.

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING               EXPLANATION
    -----------------------------------------------------------------------------
    Investment Grade
    Aaa...................... Highest quality, smallest degree of investment risk.
    Aa....................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................ Upper to medium-grade obligations; many favorable investment attributes.
    Baa...................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear
                              adequate for the present but certain protective
                              elements may be lacking or may be unreliable over
                              any great length of time.
    Non-Investment Grade
    Ba....................... More uncertain, with speculative elements.
                              Protection of interest and principal payments not
                              well safeguarded during good and bad times.
    B........................ Lack characteristics of desirable investment;
                              potentially low assurance of timely interest and
                              principal payments or maintenance of other contract
                              terms over time.
    Caa...................... Poor standing, may be in default; elements of danger with respect to principal or interest
                              payments.
    Ca....................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................ Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio manager and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security; (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

                                  (JANUS LOGO)
                               www.janus.com/info

                               151 Detroit Street
                          Denver, Colorado 80206-4805
                                 1-800-525-0020

                              JANUS ADVISER SERIES

                           PART C - OTHER INFORMATION

ITEM 23. Exhibits

Exhibit 1    (a)       Trust Instrument, dated March 22, 2000, is incorporated
                       by reference to Registrant's Registration Statement (File
                       No. 333-33978) on Form N-1A filed with the Securities and
                       Exchange Commission on April 4, 2000.

             (b) Form of Amendment to Trust Instrument is incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No.
                       2, filed February 14, 2001 (File No. 333-33978).

             (c)       Form of Second Amendment to Trust Instrument, dated
                       September 30, 2001, is incorporated by reference to
                       Exhibit 1(c) to Post-Effective Amendment No. 3, filed
                       July 31, 2001 (File No. 333-33978).

             (d) Third Amendment to Trust Instrument, dated June 18, 2002, is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 5, filed July 26, 2002 (File
                       No. 333-33978).

             (e)       Fourth Amendment to Trust Instrument, dated September 18,
                       2002, is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 6, filed September 26, 2002
                       (File No. 333-33978).

             (f)       Fifth Amendment to Trust Instrument, dated October 14,
                       2002, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 7, filed October 17, 2002
                       (File No. 333-33978).

             (g)       Sixth Amendment to Trust Instrument, dated December 10,
                       2002, is incorporated by reference to Exhibit 1(g) to Post- Effective Amendment No. 9, filed January 3, 2003
                       (File No. 333-33978).

             (h)       Seventh Amendment to Trust Instrument, dated March 18,
                       2003, filed as Exhibit 1(h) to Post-Effective Amendment
                       No. 10, filed March 19, 2003 (File No.333-33978), has
                       been withdrawn.

             (i)       Amended and Restated Trust Instrument, dated March 18,
                       2003, is incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 12, filed April 3, 2003
                       (File No. 333-33978).

             (j) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, filed as Exhibit 1(j) to
                       Post-Effective Amendment No. 14, filed May 30, 2003 (File
                       No. 333-33978), has been withdrawn.

             (k) First Amendment to Amended and Restated Trust Instrument, dated June 2, 2003, is incorporated by reference to
                       Exhibit 1(k) to Post-Effective Amendment No. 15, filed
                       September 26, 2003 (File No. 333-33978).

             (l)       Form of Second Amendment to Amended and Restated Trust
                       Instrument, dated September 16, 2003, is incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No.
                       15, filed September 26, 2003 (File No. 333-33978).

             (m) Third Amendment to Amended and Restated Trust Instrument, dated July 14, 2004, is incorporated by reference to
                       Exhibit 1(m) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (n)       Fourth Amendment to Amended and Restated Trust
                       Instrument, dated February 9, 2005, is incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No.
                       19, filed April 14, 2005 (File No. 333-33978).

             (o) Fifth Amendment to Amended and Restated Trust Instrument, dated March 22, 2005, is incorporated by reference to
                       Exhibit 1(o) to Post-Effective Amendment No. 19, filed
                       April 14, 2005 (File No. 333-33978).

             (p)       Form of Sixth Amendment to Amended and Restated Trust
                       Instrument, dated September 6, 2005, is incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No.
                       24, filed October 14, 2005 (File No. 333-33978).

             (q)       Seventh Amendment to Amended and Restated Trust
                       Instrument, dated September 20, 2005, is incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No.
                       25, filed November 25, 2005 (File No. 333-33978).

             (r)       Eighth Amendment to Amended and Restated Trust
                       Instrument, dated December 6, 2005, is incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No.
                       27, filed January 12, 2006 (File No. 333-33978).

             (s) Ninth Amendment to Amended and Restated Trust Instrument, dated February 21, 2006, is incorporated by reference to
                       Exhibit 1(s) to Post-Effective Amendment No. 34, filed
                       September 14, 2006 (File No. 333-33978).

             (t) Tenth Amendment to Amended and Restated Trust Instrument, dated April 18, 2006, is incorporated by reference to
                       Exhibit 1(t) to Post-Effective Amendment No. 34, filed
                       September 14, 2006 (File No. 333-33978).

             (u)       Eleventh Amendment to Amended and Restated Trust
                       Instrument, dated September 6, 2006, is incorporated by reference to Exhibit 1(u) to Post-Effective Amendment No.
                       35, filed November 28, 2006 (File No. 333-33978).

             (v)       Twelfth Amendment to Amended and Restated Trust
                       Instrument, dated October 6, 2006, is incorporated by reference to Exhibit 1(v) to Post-Effective Amendment No.
                       36, filed December 8, 2006 (File No. 333-33978).

             (w)       Form of Thirteenth Amendment to Amended and Restated
                       Trust Instrument is incorporated by reference to Exhibit
                       1(w) to Post-Effective Amendment No. 37, filed February
                       15, 2007 (File No. 333-33978).

             (x)       Fourteenth Amendment to Amended and Restated Trust
                       Instrument, dated February 2, 2007, is incorporated by reference to Exhibit 1(x) to Post-Effective Amendment No.
                       40, filed May 1, 2007 (File No. 333-33978).

Exhibit 2    (a)       Bylaws are incorporated herein by reference to
                       Registrant's Registration Statement (File No. 333-33978)
                       on Form N-1A filed with the Securities and Exchange
                       Commission on April 4, 2000.

             (b) First Amendment to Bylaws, dated September 18, 2002, is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 6, filed September 26, 2002
                       (File No. 333-33978).

             (c) Second Amendment to Bylaws, dated March 16, 2004, is incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (d) Third Amendment to Bylaws, dated December 2, 2004, is incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (e) Fourth Amendment to Bylaws, dated March 22, 2005, is incorporated by reference to Exhibit 2(e) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

Exhibit 3              Not Applicable

Exhibit 4    (a)       Form of Investment Advisory Agreement for Growth Fund is
                       incorporated by reference to Registrant's Registration
                       Statement (File No. 333-33978) on Form N-1A filed with
                       the Securities and Exchange Commission on April 4, 2000.

             (b)       Form of Investment Advisory Agreement for Aggressive
                       Growth Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (c)       Form of Investment Advisory Agreement for Capital
                       Appreciation Fund is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange
                       Commission on April 4, 2000.

             (d) Form of Investment Advisory Agreement for Balanced Fund is incorporated by reference to Registrant's Registration
                       Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (e)       Form of Investment Advisory Agreement for Equity Income
                       Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (f)       Form of Investment Advisory Agreement for Growth and
                       Income Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (g)       Form of Investment Advisory Agreement for Strategic Value
                       Fund filed in Registrant's Registration Statement (File
                       No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000, has been withdrawn.

             (h)       Form of Investment Advisory Agreement for International
                       Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (i) Form of Investment Advisory Agreement for Worldwide Fund is incorporated by reference to Registrant's Registration
                       Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (j)       Form of Investment Advisory Agreement for Flexible Income
                       Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (k)       Form of Investment Advisory Agreement for Money Market
                       Fund is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange Commission on April 4, 2000.

             (l)       Form of Investment Advisory Agreement for Global Value
                       Fund is incorporated by reference to Exhibit 4(l) to Post-Effective Amendment No. 2, filed February 14, 2001
                       (File No. 333-33978).

             (m) Form of First Amendment to Investment Advisory Agreement for Core Equity Fund, dated September 30, 2001, is incorporated by reference to Exhibit 4(m) to Post-Effective Amendment No. 3, filed July 31, 2001 (File
                       No. 333-33978).

             (n)       Form of Investment Advisory Agreement for Aggressive
                       Growth Fund, Balanced Fund, Capital Appreciation Fund,
                       Core Equity Fund, Flexible Income Fund, Global Value
                       Fund, Growth and Income Fund, Growth Fund, International
                       Fund, Money Market Fund, Strategic Value Fund and
                       Worldwide Fund is incorporated by reference to Exhibit
                       4(n) to Post-Effective Amendment No. 5, filed July 26,
                       2002 (File No. 333-33978).

             (o)       Form of Transfer and Assumption Agreement between Janus
                       Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated by reference to
                       Exhibit 4(o) to Post-Effective Amendment No. 5, filed
                       July 26, 2002 (File No. 333-33978).

             (p)       Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(p) to Post-Effective Amendment No.
                       8, filed December 30, 2002 (File No. 333-33978).

             (q)       Sub-Advisory Agreement for Janus Adviser Risk-Managed
                       Large Cap Growth Fund is incorporated by reference to
                       Exhibit 4(q) to Post-Effective Amendment No. 8, filed
                       December 30, 2002 (File No. 333-33978).

             (r)       Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(r) to Post-Effective Amendment No.
                       8, filed December 30, 2002 (File No. 333-33978).

             (s)       Sub-Advisory Agreement for Janus Adviser Risk-Managed
                       Large Cap Core Fund is incorporated by reference to
                       Exhibit 4(s) to Post-Effective Amendment No. 8, filed
                       December 30, 2002 (File No. 333-33978).

             (t)       Investment Advisory Agreement for Janus Adviser Mid Cap
                       Value Fund is incorporated by reference to Exhibit 4(t) to Post-Effective Amendment No. 8, filed December 30,
                       2002 (File No. 333-33978).

             (u)       Sub-Advisory Agreement for Janus Adviser Mid Cap Value
                       Fund is incorporated by reference to Exhibit 4(u) to Post-Effective Amendment No. 8, filed December 30, 2002
                       (File No. 333-33978).

             (v)       Form of Investment Advisory Agreement for Janus Adviser
                       Small Cap Value Fund is incorporated by reference to
                       Exhibit 4(v) to Post-Effective Amendment No. 9, filed
                       January 3, 2003 (File No. 333-33978).

             (w)       Form of Sub-Advisory Agreement for Janus Adviser Small
                       Cap Value Fund is incorporated by reference to Exhibit
                       4(w) to Post-Effective Amendment No. 9, filed January 3,
                       2003 (File No. 333-33978).

             (x)       Form of Investment Advisory Agreement for Janus Adviser
                       High-Yield Fund filed as Exhibit 4(x) to Post-Effective
                       Amendment No. 10, filed March 19, 2003 (File No.
                       333-33978), has been withdrawn.

             (y)       Form of Sub-Advisory Agreement for Perkins, Wolf,
                       McDonnell and Company, LLC for Janus Adviser Mid Cap
                       Value Fund (post-acquisition version) is incorporated by reference to Exhibit 4(y) to Post-Effective Amendment No.
                       14, filed May 30, 2003 (File No. 333-33978).

             (z)       Amendment to Investment Advisory Agreement for Janus
                       Adviser Aggressive Growth Fund, dated June 2, 2003, is incorporated by reference to Exhibit 4(z) to Post-Effective Amendment No. 14, filed May 30, 2003 (File
                       No. 333-33978).

             (aa)      Form of Amendment to Investment Advisory Agreement for
                       Janus Adviser International Fund, dated June 2, 2003, is incorporated by reference to Exhibit 4(aa) to Post-Effective Amendment No. 14, filed May 30, 2003 (File
                       No. 333-33978).

             (bb)      Form of Amendment to Investment Advisory Agreement for
                       Janus Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(bb) to Post-Effective Amendment No. 15, filed September 26, 2003
                       (File No. 333-33978).

             (cc)      Form of Amendment to Investment Advisory Agreement for
                       Janus Adviser International Value Fund is incorporated by reference to Exhibit 4(cc) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (dd)      Form of Amendment to Investment Advisory Agreement for
                       Janus Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(dd) to Post-Effective Amendment No. 15, filed September 26, 2003
                       (File No. 333-33978).

             (ee)      Form of Amendment to Investment Advisory Agreement for
                       Janus Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(ee) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (ff)      Form of Amendment to Sub-Advisory Agreement for Janus
                       Adviser Risk-Managed Large Cap Growth Fund is incorporated by reference to Exhibit 4(ff) to Post-Effective Amendment No. 15, filed September 26, 2003
                       (File No. 333-33978).

             (gg)      Form of Amendment to Sub-Advisory Agreement for Janus
                       Adviser Risk-Managed Large Cap Core Fund is incorporated by reference to Exhibit 4(gg) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (hh)      Form of Amendment to Sub-Advisory Agreement for Janus
                       Adviser Small Cap Value Fund is incorporated by reference to Exhibit 4(hh) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978).

             (ii)      Investment Advisory Agreement for Janus Adviser Growth
                       Fund, dated July 1, 2004, is incorporated by reference to
                       Exhibit 4(ii) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (jj)      Investment Advisory Agreement for Janus Adviser Capital
                       Appreciation Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(jj) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (kk)      Investment Advisory Agreement for Janus Adviser Mid Cap
                       Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(kk) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (ll) Investment Advisory Agreement for Janus Adviser Growth and Income Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(ll) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (mm)      Investment Advisory Agreement for Janus Adviser Core
                       Equity Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(mm) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (nn)      Investment Advisory Agreement for Janus Adviser Balanced
                       Fund, dated July 1, 2004, is incorporated by reference to
                       Exhibit 4(nn) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (oo)      Investment Advisory Agreement for Janus Adviser Worldwide
                       Fund, dated July 1, 2004, is incorporated by reference to
                       Exhibit 4(oo) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (pp)      Investment Advisory Agreement for Janus Adviser
                       International Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(pp) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (qq)      Investment Advisory Agreement for Janus Adviser Foreign
                       Stock Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(qq) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (rr)      Investment Advisory Agreement for Janus Adviser Mid Cap
                       Value Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(rr) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (ss)      Investment Advisory Agreement for Janus Adviser Small
                       Company Value Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(ss) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (tt)      Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(tt) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (uu)      Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Core Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(uu) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (vv)      Investment Advisory Agreement for Janus Adviser Flexible
                       Income Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(vv) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (ww)      Sub-Advisory Agreement for Janus Adviser Mid Cap Value
                       Fund, dated July 1, 2004, is incorporated by reference to
                       Exhibit 4(ww) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (xx)      Sub-Advisory Agreement for Janus Adviser Small Company
                       Value Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(xx) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (yy)      Sub-Advisory Agreement for Janus Adviser Risk-Managed
                       Growth Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(yy) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (zz)      Sub-Advisory Agreement for Janus Adviser Risk-Managed
                       Core Fund, dated July 1, 2004, is incorporated by reference to Exhibit 4(zz) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (aaa)     Amendment to Investment Advisory Agreement for Janus
                       Adviser Growth Fund, dated February 28, 2005, is incorporated by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (bbb)     Amendment to Investment Advisory Agreement for Janus
                       Adviser Capital Appreciation Fund, dated February 28,
                       2005, is incorporated by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (ccc)     Amendment to Investment Advisory Agreement for Janus
                       Adviser Flexible Income Fund, dated February 28, 2005, is incorporated by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (ddd)     Investment Advisory Agreement for Janus Adviser Orion
                       Fund, dated March 22, 2005, is incorporated by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 19, filed April 14, 2005 (File No. 333-33978).

             (eee)     Investment Advisory Agreement for Janus Adviser Small-Mid
                       Growth Fund, dated March 22, 2005, is incorporated by reference to Exhibit 4(eee) to Post-Effective Amendment
                       No. 19, filed April 14, 2005 (File No. 333-33978).

             (fff)     Investment Advisory Agreement for Janus Adviser
                       Contrarian Fund, dated March 22, 2005, is incorporated by reference to Exhibit 4(fff) to Post-Effective Amendment
                       No. 19, filed April 14, 2005 (File No. 333-33978).

             (ggg)     Investment Advisory Agreement for Janus Adviser
                       High-Yield Fund, dated March 22, 2005, is incorporated by reference to Exhibit 4(ggg) to Post-Effective Amendment
                       No. 19, filed April 14, 2005 (File No. 333-33978).

             (hhh)     Form of Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Value Fund is incorporated by reference to
                       Exhibit 4(hhh) to Post-Effective Amendment No. 24, filed
                       October 14, 2005 (File No. 333-33978).

             (iii)     Form of Sub-Advisory Agreement for Janus Adviser
                       Risk-Managed Value Fund is incorporated by reference to
                       Exhibit 4(iii) to Post-Effective Amendment No. 24, filed
                       October 14, 2005 (File No. 333-33978).

             (jjj)     Form of Investment Advisory Agreement for Janus Adviser
                       Long/Short Fund is incorporated by reference to Exhibit
                       4(jjj) to Post-Effective Amendment No. 27, filed January
                       12, 2006 (File No. 333-33978).

             (kkk)     Investment Advisory Agreement for Janus Adviser
                       Long/Short Fund is incorporated by reference to Exhibit
                       4(kkk) to Post-Effective Amendment No. 33, filed July 31,
                       2006 (File No. 333-33978).

             (lll)     Investment Advisory Agreement for Janus Adviser
                       Risk-Managed Core Fund, dated January 1, 2006, is incorporated by reference to Exhibit 4(lll) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (mmm)     Sub-Advisory Agreement for Janus Adviser Risk-Managed
                       Core Fund, dated January 1, 2006, is incorporated by reference to Exhibit 4(mmm) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (nnn)     Investment Advisory Agreement for Janus Adviser Balanced
                       Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(nnn) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (ooo)     Investment Advisory Agreement for Janus Adviser
                       Contrarian Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ooo) to Post-Effective
                       Amendment No. 34, filed September 14, 2006 (File No.
                       333-33978).

             (ppp)     Investment Advisory Agreement for Janus Adviser Core
                       Equity Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ppp) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (qqq)     Investment Advisory Agreement for Janus Adviser Flexible
                       Bond Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(qqq) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (rrr)     Investment Advisory Agreement for Janus Adviser Forty
                       Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(rrr) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (sss) Investment Advisory Agreement for Janus Adviser Growth and Income Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(sss) to Post-Effective
                       Amendment No. 34, filed September 14, 2006 (File No.
                       333-33978).

             (ttt)     Investment Advisory Agreement for Janus Adviser
                       High-Yield Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(ttt) to Post-Effective
                       Amendment No. 34, filed September 14, 2006 (File No.
                       333-33978).

             (uuu)     Investment Advisory Agreement for Janus Adviser
                       International Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (vvv)     Investment Advisory Agreement for Janus Adviser Large Cap
                       Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(vvv) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (www)     Investment Advisory Agreement for Janus Adviser Mid Cap
                       Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(www) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (xxx)     Investment Advisory Agreement for Janus Adviser Mid Cap
                       Value Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(xxx) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (yyy)     Investment Advisory Agreement for Janus Adviser Money
                       Market Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(yyy) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (zzz)     Investment Advisory Agreement for Janus Adviser Orion
                       Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(zzz) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (aaaa)    Investment Advisory Agreement for Janus Adviser Small-Mid
                       Growth Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(aaaa) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (bbbb)    Investment Advisory Agreement for Janus Adviser Worldwide
                       Fund, dated February 1, 2006, is incorporated by reference to Exhibit 4(bbbb) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (cccc)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Risk-Managed Core Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (dddd)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Risk-Managed Growth Fund, dated February 28,
                       2006, is incorporated by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (eeee)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Risk-Managed Value Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (ffff)    Amendment to Sub-Advisory Agreement for Janus Adviser
                       Risk-Managed Core Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (gggg)    Amendment to Sub-Advisory Agreement for Janus Adviser
                       Risk-Managed Growth Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (hhhh)    Amendment to Sub-Advisory Agreement for Janus Adviser
                       Risk-Managed Value Fund, dated February 28, 2006, is incorporated by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (iiii)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Balanced Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (jjjj)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Contrarian Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (kkkk)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Core Equity Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (llll)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Flexible Bond Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(llll) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (mmmm)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Forty Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(mmmm) to Post-Effective
                       Amendment No. 34, filed September 14, 2006 (File No.
                       333-33978).

             (nnnn)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Growth and Income Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (oooo)    Amendment to Investment Advisory Agreement for Janus
                       Adviser High-Yield Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (pppp)    Amendment to Investment Advisory Agreement for Janus
                       Adviser INTECH Risk-Managed Core Fund, dated June 14,
                       2006, is incorporated by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (qqqq)    Amendment to Investment Advisory Agreement for Janus
                       Adviser INTECH Risk-Managed Growth Fund, dated June 14,
                       2006, is incorporated by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (rrrr)    Amendment to Investment Advisory Agreement for Janus
                       Adviser INTECH Risk-Managed Value Fund, dated June 14,
                       2006, is incorporated by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (ssss)    Amendment to Investment Advisory Agreement for Janus
                       Adviser International Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (tttt)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Large Cap Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (uuuu)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Mid Cap Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (vvvv)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Mid Cap Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(vvvv) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (wwww)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Money Market Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (xxxx)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Orion Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(xxxx) to Post-Effective
                       Amendment No. 34, filed September 14, 2006 (File No.
                       333-33978).

             (yyyy)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Small Company Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(yyyy) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (zzzz)    Amendment to Investment Advisory Agreement for Janus
                       Adviser Small-Mid Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(zzzz) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (aaaaa)   Amendment to Investment Advisory Agreement for Janus
                       Adviser Worldwide Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (bbbbb)   Amendment to Sub-Advisory Agreement for Janus Adviser Mid
                       Cap Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(bbbbb) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (ccccc)   Amendment to Sub-Advisory Agreement for Janus Adviser
                       INTECH Risk-Managed Growth Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (ddddd)   Amendment to Sub-Advisory Agreement for Janus Adviser
                       INTECH Risk-Managed Value Fund, dated June 14, 2006, is incorporated by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (eeeee)   Amendment to Investment Advisory Agreement for Janus
                       Adviser Core Equity Fund, dated June 30, 2006, is incorporated by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (fffff)   Form of Investment Advisory Agreement for Janus Adviser
                       International Equity Fund is incorporated by reference to
                       Exhibit 4(fffff) to Post-Effective Amendment No. 34, filed September 14, 2006 (File No. 333-33978).

             (ggggg) Form of Investment Advisory Agreement is incorporated by reference to Exhibit 4(ggggg) to Post-Effective Amendment
                       No. 36, filed December 8, 2006 (File No. 333-33978).

             (hhhhh)   Form of Investment Advisory Agreement for Janus Adviser
                       Floating Rate High Income Fund is incorporated by reference to Exhibit 4(hhhhh) to Post-Effective Amendment
                       No. 37, filed February 15, 2007 (File No. 333-33978).

             (iiiii)   Form of Investment Advisory Agreement for Janus Adviser
                       INTECH Risk-Managed International Fund is incorporated by reference to Exhibit 4(iiiii) to Post-Effective Amendment
                       No. 37, filed February 15, 2007 (File No. 333-33978).

             (jjjjj)   Form of Sub-Advisory Agreement for Janus Adviser INTECH
                       Risk-Managed International Fund is incorporated by reference to Exhibit 4(jjjjj) to Post-Effective Amendment
                       No. 37, filed February 15, 2007 (File No. 333-33978).

             (kkkkk)   Investment Advisory Agreement for Janus Institutional
                       Cash Management Fund, dated February 23, 2007, is incorporated by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (lllll)   Investment Advisory Agreement for Janus Institutional
                       Government Money Market Fund, dated February 23, 2007, is incorporated by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (mmmmm)   Investment Advisory Agreement for Janus Institutional
                       Money Market Fund, dated February 23, 2007, is incorporated by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (nnnnn)   Investment Advisory Agreement for Janus Adviser Floating
                       Rate High Income Fund, dated March 16, 2007, is incorporated by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (ooooo)   Investment Advisory Agreement for Janus Adviser INTECH
                       Risk-Managed International Fund, dated March 16, 2007, is incorporated by reference to Exhibit 4(ooooo) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (ppppp)   Sub-Advisory Agreement for Janus Adviser INTECH
                       Risk-Managed International Fund, dated March 16, 2007, is incorporated by reference to Exhibit 4(ppppp) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (qqqqq)   Form of Investment Advisory Agreement for Janus Adviser
                       Global Research Fund will be filed by Amendment.

             (rrrrr)   Form of Investment Advisory Agreement for Janus Adviser
                       Global Real Estate Fund will be filed by Amendment.

Exhibit 5    (a)       Form of Distribution Agreement between Janus Adviser
                       Series and Janus Distributors, Inc. is incorporated by
                       reference to Registrant's Registration Statement (File
                       No. 333-33978) on Form N-1A filed with the Securities and
                       Exchange Commission on April 4, 2000.

             (b)       Form of Transfer and Assumption Agreement between Janus
                       Distributors, Inc. and Janus Distributors LLC, dated
                       April 1, 2002, is incorporated by reference to Exhibit
                       5(b) to Post-Effective Amendment No. 5, filed July 26,
                       2002 (File No. 333-33978).

             (c)       Amended and Restated Distribution Agreement between Janus
                       Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment
                       No. 5, filed July 26, 2002 (File No. 333-33978).

             (d)       Form of Amended and Restated Distribution and Shareholder
                       Servicing Plan between Janus Adviser Series and Janus
                       Distributors LLC filed as Exhibit 5(d) to Post-Effective
                       Amendment No. 9, filed January 3, 2003 (File No.
                       333-33978), has been withdrawn.

             (e)       Amended and Restated Distribution Agreement between Janus
                       Adviser Series and Janus Distributors LLC, dated July 14,
                       2004, is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (f) Form of Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (g) Amendment to Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC, dated June 14, 2006, is incorporated by reference to
                       Exhibit 5(g) to Post-Effective Amendment No. 34, filed
                       September 14, 2006 (File No. 333-33978).

             (h) Form of Amended and Restated Distribution Agreement between Janus Adviser Series and Janus Distributors LLC is incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

Exhibit 6              Not Applicable

Exhibit 7    (a)       Form of Custodian Agreement between Janus Adviser Series
                       and State Street Bank and Trust Company is incorporated
                       by reference to Exhibit 7(a) to Pre-Effective Amendment
                       No. 1, filed on June 12, 2000 (File No. 333-33978).

             (b)       Form of Global Custody Services Agreement between Janus
                       Adviser Series, on behalf of Janus Adviser Money Market
                       Fund and Citibank, N.A is incorporated by reference to
                       Exhibit 7(b) to Pre-Effective Amendment No. 1, filed on
                       June 12, 2000 (File No. 333-33978).

             (c)       Foreign Custody Amendment to State Street Bank and Trust
                       Company Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 1, filed December 19, 2000
                       (File No. 333-33978).

             (d)       Form of Foreign Custody Manager Addendum to Global
                       Custodial Services Agreement with Citibank, N.A., dated
                       December 5, 2000, is incorporated by reference to Exhibit
                       7(d) to Post-Effective Amendment No. 1, filed December
                       19, 2000 (File No. 333-33978).

             (e)       Form of Amendment to State Street Bank and Trust Company
                       Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(e) to Post-Effective Amendment No. 1, filed December 19, 2000
                       (File No. 333-33978).

             (f)       Form of Amendment to State Street Bank and Trust Company
                       Custodian Contract, dated December 5, 2000, is incorporated by reference to Exhibit 7(f) to Post-Effective Amendment No. 1, filed December 19, 2000
                       (File No. 333-33978).

             (g) Form of Letter Agreement with State Street Bank and Trust is incorporated by reference to Exhibit 7(g) to Post-Effective Amendment No. 2, filed February 14, 2001
                       (File No. 333-33978).

             (h)       Form of Letter Agreement with State Street Bank and Trust
                       Company, dated September 30, 2001, is incorporated by reference to Exhibit 7(h) to Post-Effective Amendment No.
                       3, filed July 31, 2001 (File No. 333-33978).

             (i)       Amendment to Subcustodian Contract between Citibank, N.A.
                       and State Street Bank and Trust is incorporated by reference to Exhibit 7(i) to Post-Effective Amendment No.
                       5, filed July 26, 2002 (File No. 333-33978).

             (j)       Form of Letter Agreement with State Street Bank and Trust
                       Company, dated December 31, 2002, is incorporated by reference to Exhibit 7(j) to Post-Effective Amendment No.
                       7, filed October 17, 2002 (File No. 333-33978).

             (k)       Form of Letter Agreement with State Street Bank and Trust
                       Company, dated December 31, 2002, is incorporated by reference to Exhibit 7(k) to Post-Effective Amendment No.
                       7, filed October 17, 2002 (File No. 333-33978).

             (l)       Form of Letter Agreement with State Street Bank and Trust
                       Company, dated March 21, 2003, is incorporated by reference to Exhibit 7(l) to Post-Effective Amendment No.
                       9, filed January 3, 2003 (File No. 333-33978).

             (m)       Form of Letter Agreement with State Street Bank and Trust
                       Company, dated June 2, 2003, filed as Exhibit 7(m) to
                       Post-Effective Amendment No. 10, filed March 19, 2003
                       (File No. 333-33978), has been withdrawn.

             (n)       Form of Letter Agreement with regard to Janus Adviser Mid
                       Cap Growth Fund, with State Street Bank and Trust
                       Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(n) to Post-Effective Amendment No. 14, filed
                       May 30, 2003 (File No. 333-33978).

             (o)       Form of Letter Agreement with regard to Janus Adviser
                       International Growth Fund, with State Street Bank and
                       Trust Company, dated June 2, 2003, is incorporated by reference to Exhibit 7(o) to Post-Effective Amendment No.
                       14, filed May 30, 2003 (File No. 333-33978).

             (p)       Form of Letter Agreement with regard to Janus Adviser
                       Risk-Managed Growth Fund, with State Street Bank and
                       Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(p) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (q)       Form of Letter Agreement with regard to Janus Adviser
                       Foreign Stock Fund, with State Street Bank and Trust
                       Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(q) to Post-Effective Amendment No.
                       15, filed September 26, 2003 (File No. 333-33978).

             (r)       Form of Letter Agreement with regard to Janus Adviser
                       Risk-Managed Core Fund, with State Street Bank and Trust
                       Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(r) to Post-Effective Amendment No.
                       15, filed September 26, 2003 (File No. 333-33978).

             (s)       Form of Letter Agreement with regard to Janus Adviser
                       Small Company Value Fund, with State Street Bank and
                       Trust Company, dated November 28, 2003, is incorporated by reference to Exhibit 7(s) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (t) Amendment to Custodian Contract, dated January 21, 2005, between Janus Adviser Series, on behalf of its Portfolios, and State Street Bank and Trust Company, is incorporated by reference to Exhibit 7(t) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (u)       Letter Agreement with regard to Janus Adviser Growth
                       Fund, with State Street Bank and Trust Company, dated
                       February 22, 2005, is incorporated by reference to
                       Exhibit 7(u) to Post-Effective Amendment No. 19, filed
                       April 14, 2005 (File No. 333-33978).

             (v)       Letter Agreement with regard to Janus Adviser Capital
                       Appreciation Fund, with State Street Bank and Trust
                       Company, dated February 22, 2005, is incorporated by reference to Exhibit 7(v) to Post-Effective Amendment No.
                       19, filed April 14, 2005 (File No. 333-33978).

             (w)       Letter Agreement with regard to Janus Adviser Flexible
                       Income Fund, with State Street Bank and Trust Company, dated February 22, 2005, is incorporated by reference to
                       Exhibit 7(w) to Post-Effective Amendment No. 19, filed
                       April 14, 2005 (File No. 333-33978).

             (x)       Form of Letter Agreement, dated March 22, 2005, regarding
                       State Street Bank and Trust Company Custodian Contract is incorporated by reference to Exhibit 7(x) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (y)       Amended and Restated Custodian Contract between Janus
                       Adviser Series and State Street Bank and Trust Company, dated August 1, 2005, is incorporated by reference to
                       Exhibit 7(y) to Post-Effective Amendment No. 23, filed on
                       September 23, 2005 (File No. 333-33978).

             (z)       Form of Letter Agreement with regard to Janus Adviser
                       Risk-Managed Value Fund, with State Street Bank and Trust
                       Company, dated December 16, 2005, is incorporated by reference to Exhibit 7(z) to Post-Effective Amendment No.
                       26, filed on December 30, 2005 (File No. 333-33978).

             (aa)      Form of Letter Agreement with regard to Janus Adviser
                       Long/Short Fund with State Street Bank and Trust Company is incorporated by reference to Exhibit 7(aa) to Post-Effective Amendment No. 27, filed January 12, 2006
                       (File No. 333-33978).

             (bb)      Letter Agreement with regard to Janus Adviser
                       Risk-Managed Core Fund, Janus Adviser Risk-Managed Growth
                       Fund, and Janus Adviser Risk-Managed Value Fund with
                       State Street Bank and Trust Company, dated February 21,
                       2006, is incorporated by reference to Exhibit 7(bb) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (cc)      Letter Agreement with regard to Janus Adviser Core Equity
                       Fund with State Street Bank and Trust Company, dated
                       April 18, 2006, is incorporated by reference to Exhibit
                       7(cc) to Post-Effective Amendment No. 34, filed September
                       14, 2006 (File No. 333-33978).

             (dd)      Form of Letter Agreement with regard to Janus Adviser
                       International Equity Fund with State Street Bank and
                       Trust Company, dated September 6, 2006, is incorporated by reference to Exhibit 7(dd) to Post-Effective Amendment
                       No. 35, filed November 28, 2006 (File No. 333-33978).

             (ee)      Form of Amendment to Subcustodian Contract, dated
                       February 23, 2007, between Citibank, N.A., certain Mutual
                       Funds Advised or Subadvised by Janus Capital Management
                       LLC, and State Street Bank and Trust Company is incorporated by reference to Exhibit 7(ee) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (ff)      Form of Letter Agreement with regard to Janus
                       Institutional Cash Management Fund, Janus Institutional
                       Money Market Fund, and Janus Institutional Government
                       Money Market Fund, with Citibank, N.A. is incorporated by reference to Exhibit 7(ff) to Post-Effective Amendment
                       No. 38, filed February 23, 2007 (File No. 333-33978).

             (gg)      Form of Letter Agreement with regard to Janus Adviser
                       Floating Rate High Income Fund and Janus Adviser INTECH
                       Risk-Managed International Fund, with State Street Bank and Trust Company is incorporated by reference to Exhibit
                       7(gg) to Post-Effective Amendment No. 40, filed May 1,
                       2007 (File No. 333-33978).

Exhibit 8    (a)       Form of Transfer Agency Agreement with Janus Service
                       Corporation is incorporated by reference to Registrant's
                       Registration Statement (File No. 333-33978) on Form N-1A
                       filed with the Securities and Exchange Commission on
                       April 4, 2000.

             (b)       Form of Administrative Services Agreement with Janus
                       Service Corporation is incorporated by reference to Registrant's Registration Statement (File No. 333-33978) on Form N-1A filed with the Securities and Exchange
                       Commission on April 4, 2000.

             (c)       Form of Transfer and Assumption Agreement between Janus
                       Service Corporation and Janus Services LLC, dated April
                       1, 2002, is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5, filed July 26, 2002 (File
                       No. 333-33978).

             (d)       Amended and Restated Transfer Agency Agreement with Janus
                       Services LLC is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 5, filed July 26, 2002
                       (File No. 333-33978).

             (e) Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Berger Investment Portfolio
                       Trust is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 9, filed January 3, 2003
                       (File No. 333-33978).

             (f)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Capital Appreciation
                       Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (g)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Growth Fund, dated July
                       31, 2003, is incorporated by reference to Exhibit 8(g) to Post-Effective Amendment No. 16, filed November 26, 2003
                       (File No. 333-33978).

             (h)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Growth and Income Fund, dated July 31, 2003, is incorporated by reference to
                       Exhibit 8(h) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (i)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Mid Cap Growth Fund, dated July 31, 2003, is incorporated by reference to
                       Exhibit 8(i) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (j)       Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Risk-Managed
                       Growth Fund, dated November 28, 2003, is incorporated by reference to Exhibit 8(j) to Post-Effective Amendment No.
                       16, filed November 26, 2003 (File No. 333-33978).

             (k)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser International Growth
                       Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (l)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser International Value
                       Fund, dated July 31, 2003, is incorporated by reference to Exhibit 8(l) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (m)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Worldwide Fund, dated
                       July 31, 2003, is incorporated by reference to Exhibit
                       8(m) to Post-Effective Amendment No. 16, filed November
                       26, 2003 (File No. 333-33978).

             (n)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Balanced Fund, dated
                       July 31, 2003, is incorporated by reference to Exhibit
                       8(n) to Post-Effective Amendment No. 16, filed November
                       26, 2003 (File No. 333-33978).

             (o)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Core Equity Fund, dated
                       July 31, 2003, is incorporated by reference to Exhibit
                       8(o) to Post-Effective Amendment No. 16, filed November
                       26, 2003 (File No. 333-33978).

             (p)       Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Risk-Managed
                       Core Fund, dated November 28, 2003, is incorporated by reference to Exhibit 8(p) to Post-Effective Amendment No.
                       16, filed November 26, 2003 (File No. 333-33978).

             (q)       Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Mid Cap Value
                       Fund, dated November 28, 2003, is incorporated by reference to Exhibit 8(q) to Post-Effective Amendment No.
                       16, filed November 26, 2003 (File No. 333-33978).

             (r)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Small Cap Value Fund, dated July 31, 2003, is incorporated by reference to
                       Exhibit 8(r) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (s)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Flexible Income Fund, dated July 31, 2003, is incorporated by reference to
                       Exhibit 8(s) to Post-Effective Amendment No. 16, filed
                       November 26, 2003 (File No. 333-33978).

             (t)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Money Market Fund, dated
                       July 31, 2003, is incorporated by reference to Exhibit
                       8(t) to Post-Effective Amendment No. 16, filed November
                       26, 2003 (File No. 333-33978).

             (u)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Growth Fund, dated July
                       14, 2004, is incorporated by reference to Exhibit 8(u) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (v)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Capital Appreciation
                       Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(v) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (w)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Mid Cap Growth Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(w) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (x)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Growth and Income Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(x) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (y)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Core Equity Fund, dated
                       July 14, 2004, is incorporated by reference to Exhibit
                       8(y) to Post-Effective Amendment No. 17, filed July 30,
                       2004 (File No. 333-33978).

             (z)       Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Balanced Fund, dated
                       July 14, 2004, is incorporated by reference to Exhibit
                       8(z) to Post-Effective Amendment No. 17, filed July 30,
                       2004 (File No. 333-33978).

             (aa)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Worldwide Fund, dated
                       July 14, 2004, is incorporated by reference to Exhibit
                       8(aa) to Post-Effective Amendment No. 17, filed July 30,
                       2004 (File No. 333-33978).

             (bb)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser International Growth
                       Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(bb) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

             (cc)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Foreign Stock Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(cc) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (dd)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Mid Cap Value Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(dd) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (ee)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Small Company Value
                       Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(ee) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

             (ff)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Risk-Managed Growth
                       Fund, dated July 14, 2004, is incorporated by reference to Exhibit 8(ff) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978).

             (gg)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Risk-Managed Core Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(gg) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (hh)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Flexible Income Fund, dated July 14, 2004, is incorporated by reference to
                       Exhibit 8(hh) to Post-Effective Amendment No. 17, filed
                       July 30, 2004 (File No. 333-33978).

             (ii)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Money Market Fund, dated
                       July 14, 2004, is incorporated by reference to Exhibit
                       8(ii) to Post-Effective Amendment No. 17, filed July 30,
                       2004 (File No. 333-33978).

             (jj)      Amended and Restated Transfer Agency Agreement with Janus
                       Services LLC, dated July 14, 2004, is incorporated by reference to Exhibit 8(jj) to Post-Effective Amendment
                       No. 17, filed July 30, 2004 (File No. 333-33978).

             (kk)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series, dated March 22,
                       2005, regarding Janus Adviser Orion Fund is incorporated by reference to Exhibit 8(kk) to Post-Effective Amendment
                       No. 19, filed April 14, 2005 (File No. 333-33978).

             (ll)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series, dated March 22,
                       2005, regarding Janus Adviser Small-Mid Growth Fund is incorporated by reference to Exhibit 8(ll) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (mm)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series, dated March 22,
                       2005, regarding Janus Adviser Contrarian Fund is incorporated by reference to Exhibit 8(mm) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (nn)      Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series, dated March 22,
                       2005, regarding Janus Adviser High-Yield Fund is incorporated by reference to Exhibit 8(nn) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (oo) Form of Amended and Restated Transfer Agency Agreement with Janus Services LLC is incorporated by reference to
                       Exhibit 8(oo) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

             (pp)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Balanced Fund is incorporated by reference to Exhibit 8(pp) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (qq)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Contrarian
                       Fund is incorporated by reference to Exhibit 8(qq) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (rr)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Core Equity
                       Fund is incorporated by reference to Exhibit 8(rr) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (ss)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Flexible Bond
                       Fund is incorporated by reference to Exhibit 8(ss) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (tt)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Foreign Stock
                       Fund is incorporated by reference to Exhibit 8(tt) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (uu)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Forty Fund is incorporated by reference to Exhibit 8(uu) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (vv)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Growth and
                       Income Fund is incorporated by reference to Exhibit 8(vv) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (ww)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser High-Yield
                       Fund is incorporated by reference to Exhibit 8(ww) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (xx)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser International
                       Growth Fund is incorporated by reference to Exhibit 8(xx) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (yy)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Large Cap
                       Growth Fund is incorporated by reference to Exhibit 8(yy) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (zz)      Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Mid Cap
                       Growth Fund is incorporated by reference to Exhibit 8(zz) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (aaa)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Mid Cap Value
                       Fund is incorporated by reference to Exhibit 8(aaa) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (bbb)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Orion Fund is incorporated by reference to Exhibit 8(bbb) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (ccc)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Risk-Managed
                       Core Fund is incorporated by reference to Exhibit 8(ccc) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (ddd)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Risk-Managed
                       Growth Fund is incorporated by reference to Exhibit
                       8(ddd) to Post-Effective Amendment No. 23, filed on
                       September 23, 2005 (File No. 333-33978).

             (eee)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Small Company
                       Value Fund is incorporated by reference to Exhibit 8(eee) to Post-Effective Amendment No. 23, filed on September
                       23, 2005 (File No. 333-33978).

             (fff)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Small-Mid
                       Growth Fund is incorporated by reference to Exhibit
                       8(fff) to Post-Effective Amendment No. 23, filed on
                       September 23, 2005 (File No. 333-33978).

             (ggg)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series, dated
                       September 20, 2005, regarding Janus Adviser Worldwide
                       Fund is incorporated by reference to Exhibit 8(ggg) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (hhh)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series regarding
                       Janus Adviser Risk-Managed Value Fund is incorporated by reference to Exhibit 8(hhh) to Post-Effective Amendment
                       No. 24, filed on October 14, 2005 (File No. 333-33978).

             (iii)     Form of Expense Limitation Agreement between Janus
                       Capital Management LLC and Janus Adviser Series regarding
                       Janus Adviser Long/Short Fund is incorporated by reference to Exhibit 8(iii) to Post-Effective Amendment
                       No. 27, filed January 12, 2006 (File No. 333-33978).

             (jjj)     Amended and Restated Transfer Agency Agreement with Janus
                       Services LLC, dated November 28, 2005, is incorporated by reference to Exhibit 8(jjj) to Post-Effective Amendment
                       No. 34, filed September 14, 2006 (File No. 333-33978).

             (kkk)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series, dated November
                       10, 2006, regarding Janus Adviser International Equity
                       Fund is incorporated by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 35, filed November 28, 2006
                       (File No. 333-33978).

             (lll) Amended and Restated Administrative Services Agreement between Janus Adviser Series and Janus Capital Management
                       LLC, dated February 23, 2007, is incorporated by reference to Exhibit 8(lll) to Post-Effective Amendment
                       No. 38, filed February 23, 2007 (File No. 333-33978).

             (mmm)     Amended and Restated Transfer Agency Agreement with Janus
                       Services LLC, dated February 23, 2007, is incorporated by reference to Exhibit 8(mmm) to Post-Effective Amendment
                       No. 38, filed February 23, 2007 (File No. 333-33978).

             (nnn) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Cash Management Fund, and
                       Janus Capital Management LLC, dated February 23, 2007, is incorporated by reference to Exhibit 8(nnn) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (ooo) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Government Money Market
                       Fund, and Janus Capital Management LLC, dated February
                       23, 2007, is incorporated by reference to Exhibit 8(ooo) to Post-Effective Amendment No. 38, filed February 23,
                       2007 (File No. 333-33978).

             (ppp) Administration Agreement between Janus Adviser Series, on behalf of Janus Institutional Money Market Fund, and
                       Janus Capital Management LLC, dated February 23, 2007, is incorporated by reference to Exhibit 8(ppp) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (qqq)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series regarding Janus
                       Institutional Cash Management Fund, dated February 23,
                       2007, is incorporated by reference to Exhibit 8(qqq) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (rrr)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series regarding Janus
                       Institutional Government Money Market Fund, dated
                       February 23, 2007, is incorporated by reference to
                       Exhibit 8(rrr) to Post-Effective Amendment No. 38, filed
                       February 23, 2007 (File No. 333-33978).

             (sss)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series regarding Janus
                       Institutional Money Market Fund, dated February 23, 2007, is incorporated by reference to Exhibit 8(sss) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (ttt) Form of Agreement and Plan of Reorganization by and among Janus Investment Fund and Janus Adviser Series is incorporated by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (uuu)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series regarding Janus
                       Adviser Floating Rate High Income Fund, dated March 16,
                       2007 is incorporated by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (vvv)     Expense Limitation Agreement between Janus Capital
                       Management LLC and Janus Adviser Series regarding Janus
                       Adviser INTECH Risk-Managed International Fund, dated
                       March 16, 2007 is incorporated by reference to Exhibit
                       8(vvv) to Post-Effective Amendment No. 40, filed May 1,
                       2007 (File No. 333-33978).

Exhibit 9    (a)       Opinion and Consent of Counsel with respect to shares of
                       the Trust is incorporated herein by reference to Exhibit
                       9 to Pre-Effective Amendment No. 1, filed on June 12,
                       2000 (File No. 333-33978).

             (b) Opinion and Consent of Counsel with respect to shares of Global Value Fund is incorporated by reference to Exhibit
                       9(b) to Post-Effective Amendment No. 2, filed February
                       14, 2001 (File No. 333-33978).

             (c)       Opinion and Consent of Counsel with respect to Class C
                       Shares of Aggressive Growth Fund, Balanced Fund, Capital
                       Appreciation Fund, Core Equity Fund, Flexible Income
                       Fund, Global Value Fund, Growth and Income Fund, Growth
                       Fund, International Fund, Money Market Fund, Strategic
                       Value Fund, and Worldwide Fund is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No.
                       5, filed July 26, 2002 (File No. 333-33978).

             (d)       Opinion and Consent of Counsel with respect to Class I
                       Shares and Class C Shares of Risk-Managed Large Cap
                       Growth Fund, Risk-Managed Large Cap Core Fund, and Mid
                       Cap Value Fund is incorporated by reference to Exhibit
                       9(d) to Post Effective Amendment No. 7, filed October 17,
                       2002 (File No. 333-33978).

             (e)       Opinion and Consent of Counsel with respect to Class I
                       Shares and Class C Shares of Janus Adviser Small Cap
                       Value Fund is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 9, filed January 3, 2003
                       (File No. 333-33978).

             (f)       Opinion and Consent of Counsel with respect to Class I
                       Shares and Class C Shares of Janus Adviser High-Yield
                       Fund filed as Exhibit 9(f) to Post-Effective Amendment
                       No. 10, filed March 19, 2003 (File No. 333-33978), has
                       been withdrawn.

             (g)       Opinion and Consent of Counsel with respect to Class A
                       Shares and Class R Shares of Balanced Fund, Capital
                       Appreciation Fund, Core Equity Fund, Flexible Income
                       Fund, Foreign Stock Fund, Growth and Income Fund, Growth
                       Fund, International Growth Fund, Mid Cap Growth Fund, Mid
                       Cap Value, Risk-Managed Core Fund, Risk-Managed Growth
                       Fund, Small Company Value Fund, and Worldwide Fund; and
                       Class A Shares of Money Market Fund is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No.
                       17, filed July 30, 2004 (File No. 333-33978).

             (h)       Opinion and Consent of Counsel with respect to Class I
                       Shares, Class C Shares, Class A Shares, and Class R
                       Shares of Janus Adviser Orion Fund, Janus Adviser
                       Small-Mid Growth Fund, Janus Adviser Contrarian Fund, and
                       Janus Adviser High-Yield Fund, dated April 11, 2005, is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (i)       Opinion and Consent of Counsel with respect to Class A
                       Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser Risk-Managed Value
                       Fund is incorporated by reference to Exhibit 9(i) to Post-Effective Amendment No. 26, filed December 30, 2005
                       (File No. 333-33978).

             (j)       Opinion and Consent of Counsel with respect to Class A
                       Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser Long/Short Fund is incorporated by reference to Exhibit 9(j) to Post-Effective Amendment No. 33, filed July 31, 2006
                       (File No. 333-33978).

             (k)       Opinion and Consent of Counsel with respect to Class A
                       Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of Janus Adviser International Equity
                       Fund is incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 35, filed November 28, 2006
                       (File No. 333-33978).

             (l) Opinion and Consent of Counsel with respect to Institutional Shares and Premium Shares of Janus
                       Institutional Cash Management Fund, and Institutional,
                       Premium, Primary, Select, and Services Shares of Janus
                       Institutional Money Market Fund and Janus Institutional
                       Government Money Market Fund is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 38, filed
                       February 23, 2007 (File No. 333-33978).

             (m)       Opinion and Consent of Counsel with respect to Class A
                       Shares, Class C Shares, Class S Shares, and Class I
                       Shares of Janus Adviser Floating Rate High Income Fund is incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (n)       Opinion and Consent of Counsel with respect to Class A
                       Shares, Class C Shares, Class S Shares, and Class I
                       Shares of Janus Adviser INTECH Risk-Managed International
                       Fund is incorporated by reference to Exhibit 9(n) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

Exhibit 10 Consent of PricewaterhouseCoopers LLP is to be filed by amendment.

Exhibit 11             Not Applicable

Exhibit 12             Not Applicable

Exhibit 13   (a)       Form of Distribution and Shareholder Servicing Plan is
                       incorporated by reference to Registrant's Registration
                       Statement (File No. 333-33978) on Form N-1A filed with
                       the Securities and Exchange Commission on April 4, 2000.

             (b)       Distribution and Shareholder Servicing Plan for Class C
                       Shares is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 5, filed July 26, 2002 (File
                       No. 333-33978).

             (c)       Amended and Restated Distribution and Shareholder
                       Servicing Plan for Class I Shares is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment
                       No. 15, filed September 26, 2003 (File No. 333-33978).

             (d)       Distribution and Shareholder Servicing Plan for Class A
                       Shares is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (e)       Distribution and Shareholder Servicing Plan for Class R
                       Shares is incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (f)       Form of Amended and Restated Distribution and Shareholder
                       Servicing Plan for Class S Shares is incorporated by reference to Exhibit 13(f) to Post-Effective Amendment
                       No. 23, filed September 23, 2005 (File No. 333-33978).

             (g)       Distribution and Shareholder Servicing Plan for Premium
                       Shares is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (h)       Distribution and Shareholder Servicing Plan for Primary
                       Shares is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (i)       Distribution and Shareholder Servicing Plan for Select
                       Shares is incorporated by reference to Exhibit 13(i) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

Exhibit 14   (a)       Rule 18f-3 Plan, dated June 18, 2002, is incorporated by
                       reference to Exhibit 16 to Post-Effective Amendment No.
                       5, filed July 26, 2002 (File No. 333-33978).

             (b)       Amended and Restated Rule 18f-3 Plan, dated March 18,
                       2003, is incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 12, filed April 3, 2003
                       (File No. 333-33978).

             (c)       Form of Amended and Restated Rule 18f-3 Plan, dated
                       September 17, 2003, is incorporated by reference to
                       Exhibit 16(c) to Post-Effective Amendment No. 15, filed
                       September 26, 2003 (File No. 333-33978).

             (d)       Amended and Restated Rule 18f-3 Plan, dated July 14,
                       2004, is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978).

             (e)       Form of Amended and Restated Rule 18f-3 Plan, dated
                       November 28, 2005, is incorporated by reference to
                       Exhibit 14(e) to Post-Effective Amendment No. 23, filed on September 23, 2005 (File No. 333-33978).

             (f)       Amended and Restated Rule 18f-3 Plan, dated October 6,
                       2006, is incorporated by reference to Exhibit 14(f) to Post-Effective Amendment No. 38, filed February 23, 2007
                       (File No. 333-33978).

             (g)       Amended and Restated Rule 18f-3 Plan, dated February 2,
                       2007, is filed herein as Exhibit 14(g).

Exhibit 15   (a)       Powers of Attorney, dated as of May 17, 2004, are
                       incorporated by reference to Exhibit 15 to Post-Effective
                       Amendment No. 17, filed July 30, 2004 (File No.
                       333-33978).

             (b) Powers of Attorney, dated as of November 22, 2005, are incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25, filed November 25, 2005
                       (File No. 333-33978).

             (c) Powers of Attorney, dated as of January 1, 2006, are incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 27, filed January 12, 2006
                       (File No. 333-33978).

             (d) Powers of Attorney, dated as of March 16, 2007, are incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

Exhibit 16   (a)       Code of Ethics as filed with Registrant's Registration
                       Statement (File No. 333-33978) on Form N-1A filed with
                       the Securities and Exchange Commission on April 4, 2000,
                       have been withdrawn.

             (b)       Amended Janus Ethics Rules filed as Exhibit 14(b) to
                       Post-Effective Amendment No. 3, filed July 31, 2001 (File
                       No. 333-33978), have been withdrawn.

             (c)       Amended Janus Ethics Rules filed as Exhibit 14(c) to
                       Post-Effective Amendment No.5, filed July 26, 2002 (File
                       No. 333-33978), have been withdrawn.

             (d) Code of Ethics of Perkins, Wolf, McDonnell and Company is incorporated by reference to Exhibit 14(d) to Post-Effective Amendment No. 8, filed December 30, 2002
                       (File No. 333-33978), have been withdrawn.

             (e) Code of Ethics and Statement of Personal Trading Policies for Enhanced Investment Technologies, LLC filed as
                       Exhibit 14(e) to Post-Effective Amendment No. 8, filed
                       December 30, 2002 (File No. 333-33978), have been withdrawn.

             (f)       Code of Ethics and Statement of Policies for Bay Isle
                       Financial LLC filed as Exhibit 14(f) to Post-Effective
                       Amendment No. 9, filed January 3, 2003 (File No.
                       333-33978), have been withdrawn.

             (g)       Amended Code of Ethics Rules filed as Exhibit 14(g) to
                       Post-Effective Amendment No 10, filed March 19, 2003
                       (File No. 333-33978), have been withdrawn.

             (h)       Amended Code of Ethics Rules filed as Exhibit 14(h) to
                       Post-Effective Amendment No. 12, filed April 3, 2003
                       (File No. 333-33978), have been withdrawn.

             (i) Amended Janus Ethics Rules are incorporated by reference to Exhibit 14(i) to Post-Effective Amendment No. 15, filed September 26, 2003 (File No. 333-33978), have been withdrawn.

             (j) Amended Janus Ethics Rules, dated April 20, 2004, are incorporated by reference to Exhibit 16(j) to Post-Effective Amendment No. 17, filed July 30, 2004
                       (File No. 333-33978), have been withdrawn.

             (k)       Code of Ethics of Perkins, Wolf, McDonnell and Company,
                       LLC, revised July 7, 2004, is incorporated by reference to Exhibit 16(k) to Post-Effective Amendment No. 17, filed July 30, 2004 (File No. 333-33978), have been withdrawn.

             (l) Amended Janus Ethics Rules, dated September 14, 2004, are incorporated by reference to Exhibit 16(l) to Post-Effective Amendment No. 18, filed September 29, 2004
                       (File No. 333-33978), have been withdrawn.

             (m) Amended Janus Ethics Rules, dated March 22, 2005, are incorporated by reference to Exhibit 16(m) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (n)       Code of Ethics for Perkins, Wolf, McDonnell and Company,
                       LLC is incorporated by reference to Exhibit 16(n) to Post-Effective Amendment No. 19, filed April 14, 2005
                       (File No. 333-33978).

             (o) Amended Janus Ethics Rules, dated September 20, 2005, are incorporated by reference to Exhibit 16(o) to Post-Effective Amendment No. 23, filed on September 23,
                       2005 (File No. 333-33978).

             (p)       Code of Ethics for Perkins, Wolf, McDonnell and Company,
                       LLC, revised April 27, 2005, is incorporated by reference to Exhibit 16(p) to Post-Effective Amendment No. 26, filed on December 30, 2005 (File No. 333-33978).

             (q) Amended Janus Ethics Rules, dated December 6, 2005, are incorporated by reference to Exhibit 16(q) to Post-Effective Amendment No. 26, filed December 30, 2005
                       (File No. 333-33978).

             (r) Amended Janus Ethics Rules, dated July 12, 2006, are incorporated by reference to Exhibit 16(r) to Post-Effective Amendment No. 33, filed July 31, 2006
                       (File No. 333-33978).

             (s) Amended Janus Ethics Rules, dated August 30, 2006, are incorporated by reference to Exhibit 16(s) to Post-Effective Amendment No. 34, filed September 14, 2006
                       (File No. 333-33978).

             (t)       Code of Ethics for Perkins, Wolf, McDonnell and Company,
                       LLC, revised October 11, 2006, is incorporated by reference to Exhibit 16(t) to Post-Effective Amendment
                       No. 35, filed November 28, 2006 (File No. 333-33978).

             (u) Amended Janus Ethics Rules, dated October 6, 2006, are incorporated by reference to Exhibit 16(u) to Post-Effective Amendment No. 35, filed November 28, 2006
                       (File No. 333-33978).

             (v) Amended Janus Ethics Rules, dated November 21, 2006, are incorporated by reference to Exhibit 16(v) to Post-Effective Amendment No. 36, filed December 8, 2006
                       (File No. 333-33978).

             (w) Amended Janus Ethics Rules, dated January 26, 2007 are incorporated by reference to Exhibit 16(w) to Post-Effective Amendment No. 37, filed February 15, 2007
                       (File No. 333-33978).

             (x) Amended Janus Ethics Rules, dated March 27, 2007 are incorporated by reference to Exhibit 16(x) to Post-Effective Amendment No. 40, filed May 1, 2007 (File
                       No. 333-33978).

             (y) Amended Janus Ethics Rules, dated August 22, 2007 are filed herein as Exhibit 16(y).

             (z)       Code of Ethics for Perkins, Wolf, McDonnell and Company,
                       LLC, revised June 1, 2007, is filed herein as Exhibit
                       16(z).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

     The Board of Trustees of Janus Adviser Series is the same as that of Janus Investment Fund and Janus Aspen Series. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the three Trusts are substantially identical. Nonetheless, Janus Adviser Series takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.

ITEM 25. Indemnification

     Article IX of Janus Adviser Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

     The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statement(s) of Additional Information included in this Registration Statement.

     The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

                        Adviser/Affiliated Entity Name             Position(s) with
Name                    and Principal Business Address             Adviser or Affiliated Entity
-----                   ------------------------------             -------------------------------------
Robin C. Beery          Janus Capital Group Inc.(1)                Chief Marketing Officer and
                                                                   Executive Vice President
                        Janus Capital Management LLC(1)            Chief Marketing Officer and
                                                                   Executive Vice President
                        Janus Services LLC(1)                      Executive Vice President
                        Enhanced Investment Technologies, LLC(2)   Working Director

Gary D. Black           Janus Capital Group Inc.(1)                Chief Executive Officer and Director
                        Janus Capital Management LLC(1)            Chief Executive Officer
                        Janus Management Holdings Corp.(1)         Director and President
                        Janus Services LLC(1)                      Executive Vice President
                        Bay Isle Financial LLC(1)                  President
                        Enhanced Investment Technologies, LLC(2)   Working Director

Gregory A. Frost        Janus Capital Group Inc.(1)                Senior Vice President and Chief
                                                                   Financial Officer
                        Janus Capital Management LLC(1)            Senior Vice President and Chief
                                                                   Financial Officer
                        Janus Capital Asia Limited(3)              Director and Assistant Treasurer
                        Janus Capital International Limited(4)     Assistant Treasurer and Director
                        Janus Holdings Corporation(1)              Senior Vice President, Controller,
                                                                   and Director
                        Janus International Holding LLC(1)         Executive Vice President, Controller,
                                                                   and Director
                        Janus Management Holdings Corp.(1)         Senior Vice President, Chief
                                                                   Financial Officer, and Director
                        Janus Services LLC(1)                      Senior Vice President and Chief
                                                                   Financial Officer
                        Bay Isle Financial LLC(1)                  Senior Vice President and Chief
                                                                   Financial Officer
                        Berger Financial Group(1)                  Vice President
                        Capital Group Partners, Inc.(5)            Senior Vice President, Controller,
                                                                   and Director
                        Enhanced Investment Technologies, LLC(2)   Vice President

Kelley Abbot Howes      Janus Capital Group Inc.(1)                Senior Vice President and General
                                                                   Counsel
                        Janus Capital Management LLC(1)            Senior Vice President

                        Adviser/Affiliated Entity Name             Position(s) with
Name                    and Principal Business Address             Adviser or Affiliated Entity
-----                   ------------------------------             -------------------------------------
                        Janus Management Holdings Corp.(1)         Senior Vice President, General
                                                                   Counsel, and Director
                        Capital Group Partners, Inc.(5)            Director
                        Enhanced Investment Technologies, LLC(2)   Vice President

Dominic C. Martellaro   Janus Capital Group Inc.(1)                Executive Vice President
                        Janus Capital Management LLC(1)            Executive Vice President
                        Janus Capital Funds Plc(4)                 Director
                        Janus Capital Trust Manager Limited(6)     Director
                        Janus Services LLC(1)                      Executive Vice President

(1)  Principal address is 151 Detroit Street, Denver, Colorado 80206-4805.

(2) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(3) Principal address is 4201-03 Cheung Kong Center, 2 Queen's Road, Central, Hong Kong, PRC

(4) Principal address is CityPoint, 1 Ropemaker Street, 26th Floor, London EC2Y 9HT, England.

(5)  Principal address is 525 Broadhollow Road, Melville, NY 11747.

(6) Principal address is Brooklawn House, Crampton Avenue/Shelbourne Road, Ballsbridge, Dublin 4, Ireland.

     The only business of Enhanced Investment Technologies, LLC (fka Enhanced Investment Technologies, Inc.) and Perkins, Wolf, McDonnell and Company, LLC (fka Perkins, Wolf, McDonnell and Company) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. The principal executive officers of the subadvisers and their positions with the subadvisers are as follows:

                        Subadviser/Affiliated Entity               Position(s) with
Name                    Name and Principal Business Address        Subadviser or Affiliated Entity
----                    ----------------------------------------   -------------------------------------
E. Robert Fernholz      Enhanced Investment Technologies, LLC(1)   Chief Investment Officer, Executive
                                                                   Vice President and Working Director

Robert A. Garvy         Enhanced Investment Technologies, LLC(1)   Chief Executive Officer and Working
                                                                   Director

David E. Hurley         Enhanced Investment Technologies, LLC(1)   Chief Operating Officer and
                                                                   Executive Vice President

                        Subadviser/Affiliated Entity               Position(s) with
Name                    Name and Principal Business Address        Subadviser or Affiliated Entity
----                    ----------------------------------------   -------------------------------------
Jeffrey R. Kautz        Perkins, Wolf, McDonnell and Company,      Chief Investment Officer
                        LLC(2)

Robert H. Perkins       Perkins, Wolf, McDonnell and Company,      President
                        LLC(2)

Gregory E. Wolf         Perkins, Wolf, McDonnell and Company,      Chief Operating Officer and
                        LLC(2)                                     Treasurer

Jennifer Young          Enhanced Investment Technologies, LLC(1)   President

(1) Principal address is 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

(2)  Principal address is 311 S. Wacker Drive, Suite 6000, Chicago, Illinois
     60606.

ITEM 27. Principal Underwriters

     (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Aspen Series, and Janus Investment Fund.

     (b) The principal business address, positions with Janus Distributors and positions with Registrant of Stephanie Grauerholz-Lofton and David R. Kowalski, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:

Name                    Position(s) with Janus Distributors LLC
----                    ---------------------------------------
Robin C. Beery          Executive Vice President
Gary Black              Executive Vice President
Robert W. Blakley       Vice President and Controller
Gregory A. Frost        Senior Vice President and Chief Financial Officer
Erich Gerth             Senior Vice President

Name                    Position(s) with Janus Distributors LLC
----                    ---------------------------------------
Heidi W. Hardin         Vice President and Assistant General Counsel
Nancy N. Holden         Vice President
Kelley Abbott Howes     Senior Vice President and General Counsel
Karlene J. Lacy         Vice President
Douglas J. Laird        Vice President
John J. Mari            Vice President
Dominic C. Martellaro   President
Russell P. Shipman      Senior Vice President
Gibson Smith            Executive Vice President
Robert A. Watson        Senior Vice President
James R. Yount          Senior Vice President

Messrs. Blakley, Frost, Gerth, Laird, Mari, Martellaro, Shipman, Watson, and Yount and Mses. Beery, Hardin, Holden, Howes, and Lacy do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.

     (c)  Not Applicable.

ITEM 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, 720 South Colorado Blvd., Denver, Colorado 80206-1929, and DocuVault, 5155 E. 46th Avenue, Denver, Colorado 80216; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, New York 10043. Certain records relating to the day-to-day portfolio management of Janus Adviser INTECH Risk-Managed Core Fund, Janus Adviser INTECH Risk-Managed Growth Fund, Janus Adviser INTECH Risk-Managed International Fund, and Janus Adviser INTECH Risk-Managed Value Fund are kept at the offices of the subadviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. Certain records relating to the day-to-day portfolio management of Janus Adviser Mid Cap Value Fund are kept at the offices of the subadviser, Perkins, Wolf, McDonnell and Company, LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.

ITEM 29. Management Services

     The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 13th day of September, 2007.

                                       JANUS ADVISER SERIES


                                       By: /s/ Andrew J. Iseman
                                           -------------------------------------
                                           Andrew J. Iseman, President and Chief
                                           Executive Officer

     Janus Adviser Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 ("Trust Instrument") under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                                   Date
---------                         -----                                   ----


/s/ Andrew J. Iseman              President and Chief Executive Officer   September 13, 2007
-------------------------------   (Principal Executive Officer)
Andrew J. Iseman


/s/ Jesper Nergaard               Vice President, Chief Financial         September 13, 2007
-------------------------------   Officer, Treasurer and Principal
Jesper Nergaard                   Accounting Officer (Principal
                                  Financial Officer and Principal
                                  Accounting Officer)



Dennis B. Mullen*                 Chairman and Trustee                    September 13, 2007
-------------------------------
Dennis B. Mullen


Jerome S. Contro*                 Trustee                                 September 13, 2007
-------------------------------
Jerome S. Contro


William F. McCalpin*              Trustee                                 September 13, 2007
-------------------------------
William F. McCalpin


John W. McCarter, Jr.*            Trustee                                 September 13, 2007
-------------------------------
John W. McCarter, Jr.


James T. Rothe*                   Trustee                                 September 13, 2007
-------------------------------
James T. Rothe


William D. Stewart*               Trustee                                 September 13, 2007
-------------------------------
William D. Stewart


Martin H. Waldinger*              Trustee                                 September 13, 2007
-------------------------------
Martin H. Waldinger


Linda S. Wolf*                    Trustee                                 September 13, 2007
-------------------------------
Linda S. Wolf


/s/ Stephanie Grauerholz-Lofton
-------------------------------
*By Stephanie Grauerholz-Lofton
    Attorney-in-Fact

     Pursuant to Powers of Attorney, dated March 16, 2007, incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 40, filed May 1, 2007

                                INDEX OF EXHIBITS

Exhibit Number   Exhibit Title
--------------   -------------
Exhibit 14(g)    Amended and Restated Rule 18f-3 Plan, dated February 2, 2007
Exhibit 16(y)    Amended Janus Ethics Rules, dated August 22, 2007
Exhibit 16(z)    Code of Ethics for Perkins, Wolf, McDonnell and Company, LLC,
                 dated June 1, 2007